Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2020 and 2019

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

We have audited the accompanying financial statements of Lincoln Life & Annuity Company of New York, which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

April 1, 2021

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2020	2019
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2020 – $7,266; 2019 – $7,147; allowance for credit losses: 2020 – $0; 2019 – $0)	$8,848	$8,033
Equity securities	1	2
Mortgage loans on real estate, net of allowance for credit losses	943	916
Policy loans	231	245
Derivative investments	9	11
Other investments	19	20
Total investments	10,051	9,227
Cash and invested cash	103	82
Deferred acquisition costs and value of business acquired	347	453
Premiums and fees receivable	11	10
Accrued investment income	92	92
Reinsurance recoverables, net of allowance for credit losses	527	536
Reinsurance related embedded derivatives	18	15
Goodwill	26	26
Other assets	1,716	1,677
Separate account assets	7,734	7,095
Total assets	$20,625	$19,213

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,897	$1,757
Other contract holder funds	5,482	5,485
Funds withheld reinsurance liabilities	1,593	1,546
Income taxes payable	477	359
Other liabilities	103	83
Separate account liabilities	7,734	7,095
Total liabilities	17,286	16,325

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,408	1,468
Accumulated other comprehensive income (loss)	990	479
Total stockholder’s equity	3,339	2,888
Total liabilities and stockholder’s equity	$20,625	$19,213

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2020	2019	2018
Revenues
Insurance premiums	$153	$167	$152
Fee income	326	337	343
Net investment income	381	399	391
Realized gain (loss)	40	29	(19)
Other revenues	-	1	-
Total revenues	900	933	867
Expenses
Interest credited	198	198	197
Benefits	403	405	364
Commissions and other expenses	229	78	233
Total expenses	830	681	794
Income (loss) before taxes	70	252	73
Federal income tax expense (benefit)	10	47	2
Net income (loss)	60	205	71
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	511	459	(360)
Total other comprehensive income (loss), net of tax	511	459	(360)
Comprehensive income (loss)	$571	$664	$(289)

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2020	2019	2018

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,468	1,349	1,459
Cumulative effect from adoption of new accounting standards	(18)	-	(62)
Net income (loss)	60	205	71
Dividends paid to The Lincoln National Life Insurance Company	(102)	(86)	(119)
Balance as of end-of-year	1,408	1,468	1,349
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	479	20	318
Cumulative effect from adoption of new accounting standards	-	-	62
Other comprehensive income (loss), net of tax	511	459	(360)
Balance as of end-of-year	990	479	20
Total stockholder’s equity as of end-of-year	$3,339	$2,888	$2,310

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2020	2019	2018
Cash Flows from Operating Activities
Net income (loss)	$60	$205	$71
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	(40)	(29)	19
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	92	(96)	76
Premiums and fees receivable	(1)	(4)	-
Accrued investment income	-	2	12
Insurance liabilities and reinsurance-related balances	(47)	(137)	(157)
Accrued expenses	8	(4)	(14)
Federal income tax accruals	(21)	40	(25)
Other	29	12	12
Net cash provided by (used in) operating activities	80	(11)	(6)

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(646)	(723)	(713)
Sales of available-for-sale securities and equity securities	204	266	200
Maturities of available-for-sale securities	289	510	467
Issuance of mortgage loans on real estate	(96)	(194)	(133)
Repayment and maturities of mortgage loans on real estate	61	96	80
Issuance and repayment of policy loans, net	14	16	22
Net change in collateral on derivatives and related settlements	82	46	(1)
Other	(1)	-	-
Net cash provided by (used in) investing activities	(93)	17	(78)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(26)	(24)	49
Deposits of fixed account values, including the fixed portion of variable	491	587	593
Withdrawals of fixed account values, including the fixed portion of variable	(361)	(345)	(332)
Transfers to and from separate accounts, net	34	(84)	(139)
Common stock issued for benefit plans	(2)	(3)	(2)
Dividends paid to The Lincoln National Life Insurance Company	(102)	(86)	(119)
Net cash provided by (used in) financing activities	34	45	50

Net increase (decrease) in cash, invested cash and restricted cash	21	51	(34)
Cash, invested cash and restricted cash as of beginning-of-year	82	31	65
Cash, invested cash and restricted cash as of end-of-year	$103	$82	$31

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, retirement income and group protection products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 16 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill and other intangibles, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), income taxes including the recoverability of our deferred tax assets and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	The extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary.  If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on our Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value.  Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Accrued interest on debt securities is written-off when deemed uncollectible.

To determine the recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity, with higher severity assumed for investor properties and further adjusted by housing price assumptions.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.  Accrued interest on mortgage loans is written-off when deemed uncollectible.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments.  Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions.  Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant.  We apply probability weights to the positive, base and adverse scenarios we use.  For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses.  Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the mortgage loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.  These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans. As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, and equity market risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products with guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consists primarily of initial margin posted as collateral for entering into derivative transactions.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no intangible balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Balance Sheets.  Assets and liabilities and revenue and expenses from certain reinsurance contracts that grant statutory surplus relief are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received to be considered on deposit with the reinsurer and such amounts are reported in other assets on our Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets.  As such, we performed a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our loss estimate.  We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment.  We updated reinsurer credit ratings during the quarter to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers.  To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses.  We applied probability weights to the positive, base and adverse scenarios.  For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable.  Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term and mortality assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset.  Credit loss estimates are segmented based on counterparty credit risk.  Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions.  For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk.  Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement.  As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization.  This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in time of default.  Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance for credit losses are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, net of allowance for credit losses, prepaid expenses, DSI, specifically identifiable intangible assets and service agreement receivables.  Other liabilities consist primarily of current and deferred taxes, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, employee benefit liabilities, collateral payable for derivative investments and short-term debt.

Other assets and other liabilities on our Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that are equal to deposits net of withdrawals, excluding surrender charges and fees, plus interest credited, and if applicable an additional reserve for other insurance benefit guarantees.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 7.50%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $20 million, $20 million and $21 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned.  Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following post-retirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other post-retirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326):  Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), Measurement of Credit Losses on Financial Instruments and related amendments

These amendments adopt a new model in ASC Topic 326 to measure and recognize credit losses for most financial assets.  The ASU requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected over the life of the asset using a credit loss allowance.  Changes in the allowance are charged to earnings.  The measurement of expected credit losses is based on relevant information about past events, including historical experience, as well as current economic conditions and reasonable and supportable forecasts that affect the collectability of the financial asset.  The method used to measure estimated credit losses for fixed maturity AFS securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those securities.  The amendments permit entities to recognize improvements in credit loss estimates on fixed maturity AFS securities by reducing the allowance account immediately through earnings.  The amendments are adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption was permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

The adoption of this standard and related amendments resulted in the recognition of a cumulative effect decrease of $18 million, net of DAC, VOBA, DSI, DFEL and changes in other contract holder funds, after-tax, to retained earnings.  The overall adjustment recorded our allowance for credit losses as of the date of adoption, primarily related to mortgage loans, as well as reinsurance recoverables.  Upon adoption of the standard, the concept of other-than-temporary impairment (“OTTI”) no longer exists; however, our prior period presentation herein is reflective of OTTI recorded in those periods.

ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging and Topic 825, Financial Instruments

These amendments clarify the measurement, recognition and presentation of the allowance for credit losses on accrued interest receivable balances; the inclusion of recoveries when estimating the allowance for credit losses; the inclusion of all ASC Topic 944 – Financial Services – Insurance reinsurance recoverables within the scope of ASC 326-20; and provide additional targeted clarifications on the calculation of the allowance for credit losses.

These amendments also make targeted clarifications to ASC Topics 815 and 825.  Early adoption was permitted.

January 1, 2020

Our adoption of ASU 2016-13 and related amendments is discussed above.  The adoption of the remainder of this guidance did not have a material impact on our financial condition and results of operations.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform (Topic 848)

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, with certain exceptions.  The amendments are effective for contract modifications made between March 12, 2020, and December 31, 2022.

March 12, 2020 through December 31, 2022

This standard may be elected and applied prospectively as reference rate reform unfolds.  We have begun our implementation and are currently evaluating the impact of this ASU on our financial condition and results of operations.

ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is currently effective January 1, 2023, and early adoption is permitted.

		January 1, 2023	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.

3.  Investments

Fixed Maturity AFS Securities

In 2020, we adopted ASU 2016-13, which resulted in a new recognition and measurement of credit losses on most financial assets.  See Note 2 for additional information.

The amortized cost, gross unrealized gains, losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2020
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,175	$1,405	$4	$-	$7,576
U.S. government bonds	15	3	-	-	18
State and municipal bonds	479	119	-	-	598
Foreign government bonds	25	5	-	-	30
RMBS	321	37	-	-	358
CMBS	49	3	-	-	52
ABS	124	10	-	-	134
Hybrid and redeemable preferred securities	78	10	6	-	82
Total fixed maturity AFS securities	$7,266	$1,592	$10	$-	$8,848

The amortized cost, gross unrealized gains, losses, OTTI and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2019
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,192	$790	$26	$-	$6,956
U.S. government bonds	15	3	-	-	18
State and municipal bonds	413	78	1	-	490
Foreign government bonds	32	4	-	-	36
RMBS	333	21	1	(2)	355
CMBS	24	1	-	-	25
ABS	107	2	2	(7)	114
Hybrid and redeemable preferred securities	31	8	-	-	39
Total fixed maturity AFS securities	$7,147	$907	$30	$(9)	$8,033

(1)

Prior to the adoption of ASU 2016-13, we recognized the OTTI attributed to noncredit factors as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.  This includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2020, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$260	$264
Due after one year through five years	526	573
Due after five years through ten years	1,087	1,287
Due after ten years	4,899	6,180
Subtotal	6,772	8,304
Structured securities (RMBS, CMBS, ABS)	494	544
Total fixed maturity AFS securities	$7,266	$8,848

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2020
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$116	$3	$5	$1	$121	$4
Hybrid and redeemable
preferred securities	44	6	-	-	44	6
Total fixed maturity AFS securities	$160	$9	$5	$1	$165	$10

Total number of fixed maturity AFS securities in an unrealized loss position						41

(1)	We recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of fixed maturity AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2019
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$121	$2	$95	$24	$216	$26
State and municipal bonds	30	1	-	-	30	1
RMBS	61	1	-	-	61	1
ABS	18	-	11	2	29	2
Total fixed maturity AFS securities	$230	$4	$106	$26	$336	$30

Total number of fixed maturity AFS securities in an unrealized loss position						94

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

As of December 31, 2020
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$4	$1	1

(1)	We may reflect a security in more than one aging category based on various purchase dates.

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2019
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Twelve months or greater	$36	$21	$-	7

(1)	We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities decreased by $20 million for the year ended December 31, 2020.  As discussed further below, we believe the unrealized loss position as of December 31, 2020, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss.  Based upon this evaluation as of December 31, 2020, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2020, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2020, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

There was less than $1 million of changes in the allowance for credit losses on fixed maturity AFS securities for the year ended December 31, 2020.  Accrued interest receivable on fixed maturity AFS securities totaled $79 million as of December 31, 2020, and was excluded from the estimate of credit losses.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended
	December 31,
	2019	2018
Balance as of beginning-of-year	$39	$39
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	-	-
Decreases attributable to:
Securities sold, paid down or matured	(18)	-
Balance as of end-of-year	$21	$39

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2020	2019
Current	$951	$916
30 to 59 days past due	-	-
60 to 89 days past due	-	-
90 or more days past due	-	-
Allowance for credit losses	(8)	-
Unamortized premium (discount)	-	-
Mark-to-market gains (losses)	-	-
Total carrying value	$943	$916

Our mortgage loan portfolio has the largest concentrations in New York, which accounted for 39% and 45% of mortgage loans on real estate as of December 31, 2020 and 2019, respectively, and California, which accounted for 22% and 18% of mortgage loans on real estate as of December 31, 2020 and 2019, respectively.

For our mortgage loans, there were no specifically identified impaired loans as of December 31, 2020 and 2019.  There were no mortgage loans on real estate on nonaccrual status as of December 31, 2020, and January 1, 2020.

We use loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2020			As of December 31, 2019
			Debt-			Debt-
			Service			Service
	Amortized	% of	Coverage	Amortized	% of	Coverage
Loan-to-Value Ratio	Cost	Total	Ratio	Cost	Total	Ratio
Less than 65%	$930	97.8%	2.63	$888	96.9%	2.90
65% to 74%	13	1.4%	1.87	28	3.1%	1.39
75% to 100%	8	0.8%	0.71	-	0.0%	0.00
Total	$951	100.0%		$916	100.0%

The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2020
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	75%	Coverage
	than 65%	Ratio	to 74%	Ratio	to 100%	Ratio	Total
Origination Year
2020	$90	3.16	$-	-	$-	-	$90
2019	188	2.85	-	-	-	-	188
2018	116	2.08	3	1.62	8	0.71	127
2017	119	2.30	5	1.59	-	-	124
2016	103	1.74	-	-	-	-	103
2015 and prior	314	2.95	5	2.23	-	-	319
Total	$930		$13		$8		$951

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as related unfunded commitments.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

For the
Year Ended
December 31,
2020
Balance as of beginning-of-year	$-
Impact of adopting ASU 2016-13	3
Additions from provision for credit loss expense (1)	2
Additions from purchases of PCD mortgage loans on real estate (2)	-
Additions (reductions) for mortgage loans on real estate for which
credit losses were previously recognized (1)	3
Balance as of end-of-year (3)	$8

(1)

Due to changes in economic projections driven by the impact of the COVID-19 pandemic, the provision for credit loss expense increased by $5 million for the year ended December 31, 2020.  For the year ended December 31, 2020, we recognized less than $1 million of credit loss expense related to unfunded commitments for mortgage loans on real estate.

(2)	Represents purchased credit-deteriorated (“PCD”) mortgage loans on real estate.
(3)	Accrued interest receivable on mortgage loans on real estate totaled $3 million as of December 31, 2020, and was excluded from the estimate of credit losses.

There were no changes in the allowance for credit losses associated with impaired mortgage loans on real estate for the years ended December 31, 2019 and 2018.

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Fixed maturity AFS securities	$329	$340	$349
Mortgage loans on real estate	37	36	32
Policy loans	13	15	5
Invested cash	1	1	1
Commercial mortgage loan prepayment
and bond make-whole premiums	3	10	7
Investment income	383	402	394
Investment expense	(2)	(3)	(3)
Net investment income	$381	$399	$391

Impairments on Fixed Maturity AFS Securities

For the year ended December 31, 2020, we recognized less than $1 million of credit loss expense and write-downs taken as a result of impairments through net income (loss), pursuant to ASU 2016-13.  For the years ended December 31, 2019 and 2018, prior to the adoption of ASU 2016-13, we did not recognize any write-downs taken as a result of OTTI through net income (loss).

For the years ended December 31, 2019 and 2018, we recorded less than $1 million of OTTI recognized in OCI.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2020		As of December 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$8	$8	$14	$14

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018
Collateral payable for derivative investments	$(6)	$14	$-

Investment Commitments

As of December 31, 2020, our investment commitments were $88 million, which included $60 million of mortgage loans on real estate and $28 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2020, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association and by the Federal Home Loan Mortgage Corporation with a fair value of $125 million and $114 million, respectively, or 1% of total investments.  As of December 31, 2019, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and by the Government National Mortgage Association with a fair value of $125 million and $113 million, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2020 and 2019, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.5 billion and $1.3 billion, respectively, or 15% and 14%, respectively, of total investments, and our investments in securities in the utilities and financial services industries with a fair value of $1.3 billion and $1.2 billion, respectively, or 13% of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $16 million and $15 million as of December 31, 2020 and 2019, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 15 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our indexed annuity and indexed universal life insurance (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates. At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

We transfer the majority of the liability for our GWB and GIB features to LNL that uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have an inter-company agreement where Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated insurer, assumes the risk under certain UL contracts for no-lapse benefit guarantees.  If the contract holders’ account value is insufficient to pay the cost of insurance charges required to keep the policy in force, and the contract holder has made the required deposits, we will be reimbursed for those charges.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2020			As of December 31, 2019
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$120	$11	$3	$150	$15	$2
Foreign currency contracts (1)	54	-	6	27	-	3
Total cash flow hedges	174	11	9	177	15	5
Non-Qualifying Hedges
Interest rate contracts (1)	128	-	-	250	-	-
Equity market contracts (1)	101	5	-	12	1	-
Embedded derivatives:
GLB direct (2)	-	-	2	-	-	4
GLB ceded (2)	-	3	-	-	4	-
Reinsurance related (3)	-	18	-	-	15	-
Indexed annuity and IUL contracts (4)	-	-	2	-	-	2
Total derivative instruments	$403	$37	$13	$439	$35	$11

(1)	Reported in derivative investments and other liabilities on our Balance Sheets.
(2)	Reported in other assets and other liabilities on our Balance Sheets.
(3)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2020
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$75	$45	$-	$128	$-	$248
Foreign currency contracts (2)	-	-	7	47	-	54
Equity market contracts	101	-	-	-	-	101
Total derivative instruments
with notional amounts	$176	$45	$7	$175	$-	$403

(1)	As of December 31, 2020, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 30, 2022.
(2)	As of December 31, 2020, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 17, 2050.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$8	$-	$1
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	(6)	13	(1)
Foreign currency contracts	-	(1)	-
Change in foreign currency exchange rate adjustment	(3)	(1)	-
Change in DAC, VOBA, DSI and DFEL	1	(1)	-
Income tax benefit (expense)	2	(2)	-
Balance as of end-of-year	$2	$8	$-

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income
	For the Years Ended December 31,
	2020		2019
	Realized	Net	Realized	Net
	Gain	Investment	Gain	Investment
	(Loss)	Income	(Loss)	Income
Total Line Items in which the Effects of Fair Value
or Cash Flow Hedges are Recorded	$40	$381	$29	$399

Non-Qualifying Hedges
Interest rate contracts	57	-	43	-
Equity market contracts	2	-	-	-
Embedded derivatives:
GLB	1	-	1	-
Indexed annuity and IUL contracts	-	-	(1)	-

The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

For the Year Ended December 31,
2018
Non-Qualifying Hedges
Interest rate contracts (1)	$1
Embedded derivatives:
GLB (1)	(1)
Total derivative instruments	$-

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

As of December 31, 2020, less than $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2020, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2020 or 2019.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2020		As of December 31, 2019
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$-	$-	$-	$-
A+	8	(2)	14	-
A	-	-	-	-
	$8	$(2)	$14	$-

Balance Sheet Offsetting

Information related to the effects of offsetting (in millions) was as follows:

	As of December 31, 2020
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$16	$21	$37
Gross amounts offset	(7)	-	(7)
Net amount of assets	9	21	30
Gross amounts not offset:
Cash collateral	(8)	-	(8)
Net amount	$1	$21	$22

Financial Liabilities
Gross amount of recognized liabilities	$3	$4	$7
Gross amounts offset	(1)	-	(1)
Net amount of liabilities	2	4	6
Gross amounts not offset:
Cash collateral	(2)	-	(2)
Net amount	$-	$4	$4

	As of December 31, 2019
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$16	$19	$35
Gross amounts offset	(5)	-	(5)
Net amount of assets	11	19	30
Gross amounts not offset:
Cash collateral	(14)	-	(14)
Net amount	$(3)	$19	$16

Financial Liabilities
Gross amount of recognized liabilities	$-	$6	$6
Gross amounts offset	-	-	-
Net amount of liabilities	-	6	6
Gross amounts not offset:
Cash collateral	-	-	-
Net amount	$-	$6	$6

5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Current	$8	$35	$15
Deferred	2	12	(13)
Federal income tax expense (benefit)	$10	$47	$2

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Income (loss) before taxes	$70	$252	$73
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	15	53	16
Effect of:
Tax-preferred investment income (1)	(4)	(4)	(3)
Tax credits	(2)	(2)	(1)
Tax impact associated with the Tax Cuts and Jobs Act (2)	-	(1)	(9)
Other items	1	1	(1)
Federal income tax expense (benefit)	$10	$47	$2
Effective tax rate	14%	19%	3%

(1)	Relates primarily to dividends eligible for the dividends-received deduction.
(2)

In 2018, we recognized a $9 million tax benefit from the impact of the reduced federal statutory rate under the Tax Cuts and Jobs Act (the “Tax Act”) on our adoption of an Internal Revenue Service pronouncement related to variable annuity contracts.  In 2019, we recognized a $1 million tax benefit from the impact of the reduced corporate tax rate under the Tax Act on our election to revalue policyholder tax reserves.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2020	2019
Current	$8	$(15)
Deferred	(477)	(344)
Total federal income tax asset (liability)	$(469)	$(359)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2020	2019
Deferred Tax Assets
Investment activity	$34	$26
Other	1	1
Total deferred tax assets	$35	$27
Deferred Tax Liabilities
DAC	$5	$10
VOBA	40	58
Net unrealized gain on fixed maturity AFS securities	333	186
Future contract benefits and other contract holder funds	121	112
Other	13	5
Total deferred tax liabilities	$512	$371
Net deferred tax asset (liability)	$(477)	$(344)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2017.  In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2021.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2020 and 2019, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2020, 2019 and 2018, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$177	$392	$372
Deferrals	23	37	31
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(25)	(39)	(40)
Unlocking	(26)	(33)	(28)
Adjustment related to realized (gains) losses	(5)	(2)	(3)
Adjustment related to unrealized (gains) losses	14	(178)	60
Balance as of end-of-year	$158	$177	$392

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$276	$186	$187
Amortization:
Amortization, excluding unlocking	(29)	(33)	(33)
Unlocking	(44)	150	(13)
Accretion of interest (1)	17	12	12
Adjustment related to realized gains (losses)	(2)	-	-
Adjustment related to unrealized (gains) losses	(29)	(39)	33
Balance as of end-of-year	$189	$276	$186

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 5.7% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2020, was as follows:

2021	$16
2022	17
2023	18
2024	18
2025	18

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$6	$7	$8
Deferrals	-	-	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(1)	(1)	(2)
Balance as of end-of-year	$5	$6	$7

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$104	$159	$129
Deferrals	19	27	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(4)	(9)	(6)
Unlocking	(22)	(15)	(13)
Adjustment related to realized (gains) losses	(6)	-	(1)
Adjustment related to unrealized (gains) losses	(46)	(58)	27
Balance as of end-of-year	$45	$104	$159

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2020	2019	2018
Direct insurance premiums and fee income	$673	$691	$679
Reinsurance ceded	(194)	(187)	(184)
Total insurance premiums and fee income	$479	$504	$495

Direct insurance benefits	$671	$587	$595
Reinsurance recoveries netted against benefits	(268)	(182)	(231)
Total benefits	$403	$405	$364

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 18, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2020, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured 26% of the mortality risk on newly issued life insurance contracts in 2020.  Portions of our variable and deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2020 and 2019, the reserves associated with these reinsurance arrangements totaled $3 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue. We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $527 million and $536 million as of December 31, 2020 and 2019, respectively.

Adoption of ASU 2016-13

In 2020, we adopted ASU 2016-13, which resulted in a new recognition and measurement of credit losses on most financial assets.  We established a credit loss allowance of $20 million as of January 1, 2020, for reinsurance-related assets for the risk of credit losses inherent in reinsurance transactions.  During 2020, there have not been any changes to the credit loss allowance that would be material to our financial statements.  See Note 2 for additional information.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our reinsurance-related assets.

See “Realized Gain (Loss)” in Note 12 for information on reinsurance related embedded derivatives.

8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2020
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

	For the Year Ended December 31, 2019
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2020 and 2019, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2020		As of December 31, 2019
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$4	$7	$4

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2020.

9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2020 (1)	2019 (1)
Return of Net Deposits
Total account value	$5,232	$4,914
Net amount at risk (2)	1	2
Average attained age of contract holders	65 years	64 years

Anniversary Contract Value
Total account value	$1,364	$1,296
Net amount at risk (2)	3	4
Average attained age of contract holders	70 years	70 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$4	$6	$3
Changes in reserves	-	(2)	3
Balance as of end-of-year	$4	$4	$6

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2020	2019
Asset Type
Domestic equity	$2,761	$2,507
International equity	826	790
Fixed income	2,030	1,941
Total	$5,617	$5,238

Percent of total variable annuity
separate account values	90%	91%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 31% and 30% of total life insurance in-force reserves as of December 31, 2020 and 2019, respectively.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws and unclaimed property laws.

From time to time, we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2020.  While the potential future charges could be material in the particular period in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Cost of Insurance Litigation

Hanks v. Lincoln Life & Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  On March 13, 2019, the court issued an order granting plaintiff’s motion for class certification for the breach of contract claim and denying such motion with respect to the unjust enrichment claim against LLANY, and, on September 12, 2019, the court issued an order approving the parties’ joint stipulation of dismissal with respect to the unjust enrichment claim and dismissed LLANY as a defendant in the case.  In light of LLANY’s role as reinsurer and administrator under the 1998 coinsurance agreement with Aetna (now Voya), and of the parties’ rights and obligations thereunder, LLANY continues to be actively engaged in the defense of this case.  On September 30, 2020, the court denied plaintiff’s motion for summary judgment and granted in part Voya’s motion for summary judgment.  The court has not yet set a trial date, and we continue to vigorously defend this action.

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  Plaintiff seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and which contain non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policies.  Plaintiff also seeks to represent a sub-class of such policyholders who own or owned “life insurance policies issued in the State of New York.”  Plaintiff seeks damages on behalf of the policyholder class and sub-class.  We are vigorously defending this matter.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020.  Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death.  Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies.  Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class.  We are vigorously defending this matter.

Commitments

Vulnerability from Concentrations

As of December 31, 2020, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2020 and 2019, 87% of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(1) million and $(2) million as of December 31, 2020 and 2019, respectively.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Unrealized Gain (Loss) on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$462	$13	$310
Cumulative effect from adoption of new accounting standards	9	-	62
Unrealized holding gains (losses) arising during the year	695	799	(573)
Change in foreign currency exchange rate adjustment	3	1	-
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(48)	(236)	114
Income tax benefit (expense)	(139)	(118)	95
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(3)	(4)	(7)
Associated amortization of DAC, VOBA, DSI and DFEL	(5)	-	(1)
Income tax benefit (expense)	2	1	3
Balance as of end-of-year	$988	$462	$13
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$9	$7	$7
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	(9)	-	-
Income tax benefit (expense)	-	-	1
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of
fixed maturity AFS securities	-	3	(1)
Change in DAC, VOBA, DSI and DFEL	-	-	-
Income tax benefit (expense)	-	(1)	-
Balance as of end-of-year	$-	$9	$7
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$8	$-	$1
Unrealized holding gains (losses) arising during the year	(6)	12	(1)
Change in foreign currency exchange rate adjustment	(3)	(1)	-
Change in DAC, VOBA, DSI and DFEL	1	(1)	-
Income tax benefit (expense)	2	(2)	-
Balance as of end-of-year	$2	$8	$-

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2020	2019	2018
Unrealized Gain (Loss) on Fixed Maturity
AFS Securities
Gross reclassification	$(3)	$(4)	$(7)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(5)	-	(1)	Realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(8)	(4)	(8)	operations before taxes
Income tax benefit (expense)	2	1	3	Federal income tax expense (benefit)
Reclassification, net of income tax	$(6)	$(3)	$(5)	Net income (loss)

Unrealized OTTI on Fixed Maturity
AFS Securities
Gross reclassification	$-	$2	$-	Realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	-	2	-	operations before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$2	$-	Net income (loss)

12.    Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Fixed maturity AFS securities:
Gross gains	$1	$3	$1
Gross losses	(4)	(7)	(8)
Realized gain (loss) on equity securities (1)	(1)	-	-
Credit loss benefit (expense) on mortgage loans on real estate	(5)	-	-
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(5)	-	(1)
Total realized gain (loss) related to certain financial assets	(14)	(4)	(8)
Realized gain (loss) on the mark-to-market on certain
instruments (2)	57	43	1
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	(2)	(8)	(10)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(2)	(2)
Total realized gain (loss)	$40	$29	$(19)

(1)	Includes market adjustments on equity securities still held of $(1) million and $0 for the years ended December 31, 2020 and 2019, respectively.
(2)	Represents changes in the fair values of certain derivative investments. See Notes 1 and 7 for information regarding Modco.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Commissions	$55	$66	$62
General and administrative expenses	60	75	65
Expenses associated with reserve financing	16	14	13
DAC and VOBA deferrals and interest, net of amortization	84	(94)	71
Taxes, licenses and fees	14	17	22
Total	$229	$78	$233

14.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2020	2019
U.S. capital and surplus	$997	$1,106

	For the Years Ended December 31,
	2020	2019	2018
U.S. net gain (loss) from operations, after-tax	$25	$102	$85
U.S. net income (loss)	23	99	80

Comparison of 2020 to 2019

Statutory net income (loss) decreased due primarily to unfavorable reserve strain on certain products and an increase in benefits, partially offset by favorable equity markets.

Comparison of 2019 to 2018

Statutory net income increased due primarily to more favorable reserve strain than experienced in the prior year on certain Annuities and Retirement Plan Services products, partially offset by higher death benefits, general insurance expenses and increased federal and foreign taxes incurred.

State Prescribed and Permitted Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2020	2019
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)
Calculation of reserves using continuous CARVM	(1)	-

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2020, the Company’s RBC ratio was in excess of 10  times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $25 million in 2021 without New York Department of Insurance approval.

15.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2020		As of December 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$8,848	$8,848	$8,033	$8,033
Equity securities	1	1	2	2
Mortgage loans on real estate	943	1,035	916	952
Derivative investments (1)	9	9	11	11
Other investments	19	19	20	20
Cash and invested cash	103	103	82	82
Reinsurance related embedded derivatives	18	18	15	15
Other assets – GLB ceded embedded
derivatives	3	3	4	4
Separate account assets	7,734	7,734	7,095	7,095

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(2)	(2)	(2)	(2)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(23)	(23)	(24)	(24)
Account values of certain investment contracts	(1,311)	(1,719)	(1,180)	(1,553)
Other liabilities:
Short-term debt	-	-	(26)	(26)
GLB direct embedded derivatives	(2)	(2)	(4)	(4)

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and primarily includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2020 and 2019, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2020 or 2019, and we noted no changes in our valuation methodologies between these periods.  The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2020
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,489	$87	$7,576
ABS	-	124	10	134
U.S. government bonds	18	-	-	18
Foreign government bonds	-	30	-	30
RMBS	-	357	1	358
CMBS	-	52	-	52
State and municipal bonds	-	598	-	598
Hybrid and redeemable preferred securities	-	76	6	82
Equity securities	1	-	-	1
Derivative investments (1)	-	11	5	16
Cash and invested cash	-	103	-	103
Reinsurance related embedded derivatives	-	18	-	18
Other assets – GLB ceded embedded derivatives	-	-	3	3
Separate account assets	34	7,700	-	7,734
Total assets	$53	$16,558	$112	$16,723

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities:
Derivative liabilities (1)	-	(10)	-	(10)
GLB direct embedded derivatives	-	-	(2)	(2)
Total liabilities	$-	$(10)	$(4)	$(14)

	As of December 31, 2019
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,891	$65	$6,956
ABS	-	114	-	114
U.S. government bonds	18	-	-	18
Foreign government bonds	-	34	2	36
RMBS	-	352	3	355
CMBS	-	25	-	25
State and municipal bonds	-	490	-	490
Hybrid and redeemable preferred securities	-	38	1	39
Equity securities	2	-	-	2
Derivative investments (1)	-	-	16	16
Cash and invested cash	-	82	-	82
Reinsurance related embedded derivatives	-	15	-	15
Other assets – GLB direct embedded derivatives	-	-	4	4
Separate account assets	39	7,056	-	7,095
Total assets	$59	$15,097	$91	$15,247

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities:
Derivative liabilities (1)	-	(2)	(3)	(5)
GLB direct embedded derivatives	-		(4)	(4)
Total liabilities	$-	$(2)	$(9)	$(11)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$65	$2	$24	$(19)	$15	$87
ABS	-	-	-	10	-	10
Foreign government bonds	2	-	-	(2)	-	-
RMBS	3	-	-	-	(2)	1
Hybrid and redeemable
preferred securities	1	-	-	-	5	6
Derivative investments	13	2	33	(18)	(25)	5
Other assets – GLB ceded
embedded derivatives (4)	4	(1)	-	-	-	3
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (4)	(4)	2	-	-	-	(2)
Total, net	$82	$5	$57	$(29)	$(7)	$108

	For the Year Ended December 31, 2019
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$63	$6	$2	$(5)	$(1)	$65
ABS	-	-	-	2	(2)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	3	-	3
CMBS	-	1	-	(1)	-	-
Hybrid and redeemable
preferred securities	2	-	(1)	-	-	1
Derivative investments	-	-	19	(6)	-	13
Other assets – GLB ceded
embedded derivatives (4)	15	(11)	-	-	-	4
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1)	(1)	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (4)	(16)	12	-	-	-	(4)
Total, net	$65	$7	$20	$(7)	$(3)	$82

	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$89	$5	$(12)	$(19)	$-	$63
ABS	6	-	-	-	(6)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	5	-	-	-	(5)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (4)
GLB direct embedded derivatives	21	(21)	-	-	-	-
GLB ceded embedded derivatives	-	15	-	-	-	15
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2)	-	-	1	-	(1)
Other liabilities: (4)
GLB direct embedded derivatives	-	(16)	-	-	-	(16)
GLB ceded embedded derivatives	(21)	21	-	-	-	-
Total, net	$102	$4	$(12)	$(18)	$(11)	$65

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)

Transfers into or out of Level 3 for fixed maturity AFS securities are reported at amortized cost as of the beginning-of-year.  The difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(3)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(4)	Gains (losses) from the changes in fair value are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$44	$(58)	$-	$(1)	$(4)	$(19)
ABS	10	-	-	-	-	10
Foreign government bonds	-	-	(2)	-	-	(2)
RMBS	-	-	-	-	-	-
CMBS	-	-	-	-	-	-
Derivative investments	3	(21)	(1)	-	-	(18)
Total, net	$57	$(79)	$(3)	$(1)	$(4)	$(29)

	For the Year Ended December 31, 2019
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$7	$-	$-	$(1)	$(11)	$(5)
ABS	2	-	-	-	-	2
RMBS	3	-	-	-	-	3
CMBS	-	-	-	(1)	-	(1)
Derivative investments	-	(6)	-	-	-	(6)
Total, net	$12	$(6)	$-	$(2)	$(11)	$(7)

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$(11)	$-	$(1)	$(7)	$(19)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$-	$(11)	$-	$-	$(7)	$(18)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Derivative investments (1)	$2	$-	$-
Other assets – GLB direct and ceded	31	43	(7)
Other liabilities – GLB direct and ceded	(31)	(43)	7
Total, net (1)	$2	$-	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

For the
Year Ended
December 31,
2020
Fixed maturity AFS securities:
Corporate bonds	$4
Hybrid and redeemable preferred securities	(1)
Total, net	$3

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$22	$(7)	$15
RMBS	1	(3)	(2)
Hybrid and redeemable
preferred securities	5	-	5
Derivative investments	-	(25)	(25)
Total, net	$28	$(35)	$(7)

	For the Year Ended December 31, 2019
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(12)	$(1)
ABS	-	(2)	(2)
Total, net	$11	$(14)	$(3)

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
ABS	$-	$(6)	$(6)
RMBS	-	(5)	(5)
Total, net	$-	$(11)	$(11)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2020, 2019 and 2018, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2020:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities - corporate
bonds	$63	Discounted cash flow	Liquidity/duration adjustment (2)	0.2%	-	6.4%	1.7%
Other assets –
GLB direct and ceded
embedded derivatives	3	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.06%	-	1.35%	0.95%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.53%
Liabilities
Future contract benefits –
indexed annuity and IUL
contracts embedded
derivatives	(2)	Discounted cash flow	Lapse rate (3)	0%	-	9%	(10)
			Mortality rate (7)			(9)	(10)
Other liabilities –
GLB direct and ceded
embedded derivatives	(2)	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.06%	-	1.35%	0.95%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.53%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(4)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(5)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(6)

The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract. The NPR input was weighted by the absolute value of the sensitivity of the reserve to the NPR assumption.

(7)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(8)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account value assigned to each index.

(9)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(10)	A weighted average input range is not a meaningful measurement for lapse rate, utilization factors or mortality rate.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would have resulted in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see Note 1.

16.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL and bank-owned UL and VUL products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital, other corporate investments, benefit plan net liability, and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of financial assets;
▪	Changes in the fair value of equity securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and

•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in our Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Revenues
Operating revenues:
Annuities	$131	$162	$167
Retirement Plan Services	72	73	69
Life Insurance	545	560	548
Group Protection	97	92	82
Other Operations	27	27	30
Excluded realized gain (loss), pre-tax	28	19	(29)
Total revenues	$900	$933	$867

	For the Years Ended December 31,
	2020	2019	2018
Net Income (Loss)
Income (loss) from operations:
Annuities	$43	$49	$58
Retirement Plan Services	6	6	4
Life Insurance	(29)	121	8
Group Protection	(3)	(9)	(8)
Other Operations	21	21	23
Excluded realized gain (loss), after-tax	22	16	(23)
Net impact from the Tax Cuts and Jobs Act	-	1	9
Net income (loss)	$60	$205	$71

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Net Investment Income
Annuities	$28	$34	$37
Retirement Plan Services	63	63	60
Life Insurance	257	269	256
Group Protection	6	6	8
Other Operations	27	27	30
Total net investment income	$381	$399	$391

	For the Years Ended December 31,
	2020	2019	2018
Amortization of DAC and VOBA, Net of Interest
Annuities	$18	$21	$16
Retirement Plan Services	-	1	1
Life Insurance	86	(82)	84
Group Protection	3	3	2
Total amortization of DAC and VOBA, net of interest	$107	$(57)	$103

	For the Years Ended December 31,
	2020	2019	2018
Federal Income Tax Expense (Benefit)
Annuities	$7	$8	$11
Life Insurance	(8)	32	1
Group Protection	(1)	(2)	(2)
Other Operations	6	6	7
Excluded realized gain (loss)	6	4	(6)
Net impact from the Tax Cuts and Jobs Act	-	(1)	(9)
Total federal income tax expense (benefit)	$10	$47	$2

	As of December 31,
	2020	2019
Assets
Annuities	$6,898	$6,499
Retirement Plan Services	3,090	2,718
Life Insurance	9,624	9,077
Group Protection	176	172
Other Operations	837	747
Total assets	$20,625	$19,213

17.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Income taxes paid (received)	$31	$7	$27

18.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2020	2019
Assets with affiliates:
Ceded reinsurance contracts	$153	$144	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	18	11	Reinsurance related embedded derivatives
Ceded reinsurance contracts	13	18	Other assets
Service agreement receivable	4	8	Other assets

Liabilities with affiliates:
Inter-company short-term debt	-	26	Other liabilities
Ceded reinsurance contracts	2	-	Other liabilities
Service agreement payable	19	1	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2020	2019	2018
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(25)	$(17)	$(10)	Insurance premiums
Fees for management of general account	(2)	(2)	(3)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(1)	(12)	37	Realized gain (loss)
Other gains (losses)	(38)	(38)	(49)	Realized gain (loss)
Ceded reinsurance contracts	-	-	1	Other revenues

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(1)	(2)	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(10)	(1)	(16)	Benefits
Ceded reinsurance contracts	(16)	(23)	(23)	Commissions and other
				expenses
Service agreement payments	61	77	68	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2020.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

19.  Subsequent Events

Management evaluated subsequent events for the Company through April 1, 2021, the date the financial statements were available to be issued.  On March 24, 2021, LLANY paid a cash dividend in the amount of $25 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$3,080,003	$3,080,003	$3,080,003
AB VPS Large Cap Growth Portfolio - Class B	420,111	420,111	420,111
AB VPS Small/Mid Cap Value Portfolio - Class B	9,450,472	9,450,472	9,450,472
ALPS/Alerian Energy Infrastructure Portfolio - Class III	204,647	204,647	204,647
ALPS/Red Rocks Global Opportunity Portfolio - Class III	417,813	417,813	417,813
American Century VP Balanced Fund - Class II	11,480,655	11,480,655	11,480,655
American Century VP Large Company Value Fund - Class I	15,559	15,559	15,559
American Century VP Large Company Value Fund - Class II	3,825,795	3,825,795	3,825,795
American Funds Asset Allocation Fund - Class 1	6,269	6,269	6,269
American Funds Asset Allocation Fund - Class 4	14,369,688	14,369,688	14,369,688
American Funds Blue Chip Income and Growth Fund - Class 1	97,659	97,659	97,659
American Funds Blue Chip Income and Growth Fund - Class 4	1,333,398	1,333,398	1,333,398
American Funds Bond Fund - Class 1	29,960	29,960	29,960
American Funds Capital Income Builder® - Class 1	15,494	15,494	15,494
American Funds Capital Income Builder® - Class 4	1,748,252	1,748,252	1,748,252
American Funds Capital World Bond Fund - Class 1	91,933	91,933	91,933
American Funds Global Growth and Income Fund - Class 1	49,568	49,568	49,568
American Funds Global Growth Fund - Class 2	11,564,831	11,564,831	11,564,831
American Funds Global Growth Fund - Class 4	5,513,911	5,513,911	5,513,911
American Funds Global Small Capitalization Fund - Class 1	59,777	59,777	59,777
American Funds Global Small Capitalization Fund - Class 2	8,746,002	8,746,002	8,746,002
American Funds Global Small Capitalization Fund - Class 4	691,758	691,758	691,758
American Funds Growth Fund - Class 1	224,335	224,335	224,335
American Funds Growth Fund - Class 2	63,392,648	63,392,648	63,392,648
American Funds Growth Fund - Class 4	11,761,437	11,761,437	11,761,437
American Funds Growth-Income Fund - Class 1	318,563	318,563	318,563
American Funds Growth-Income Fund - Class 2	53,926,940	53,926,940	53,926,940
American Funds Growth-Income Fund - Class 4	5,620,528	5,620,528	5,620,528
American Funds High-Income Bond Fund - Class 1	67,587	67,587	67,587
American Funds International Fund - Class 1	94,628	94,628	94,628
American Funds International Fund - Class 2	19,333,703	19,333,703	19,333,703
American Funds International Fund - Class 4	3,657,855	3,657,855	3,657,855
American Funds International Growth and Income Fund - Class 1	69,670	69,670	69,670
American Funds Managed Risk Asset Allocation Fund - Class P2	19,276,148	19,276,148	19,276,148
American Funds Mortgage Fund - Class 4	253,556	253,556	253,556
American Funds New World Fund® - Class 1	61,102	61,102	61,102
American Funds New World Fund® - Class 4	1,727,132	1,727,132	1,727,132
BlackRock Global Allocation V.I. Fund - Class I	39,404	39,404	39,404
BlackRock Global Allocation V.I. Fund - Class III	55,526,605	55,526,605	55,526,605
ClearBridge Variable Aggressive Growth Portfolio - Class II	799,858	799,858	799,858
ClearBridge Variable Large Cap Growth Portfolio - Class II	18,046,001	18,046,001	18,046,001
ClearBridge Variable Mid Cap Portfolio - Class II	3,012,873	3,012,873	3,012,873
Columbia VP Commodity Strategy Fund - Class 2	7,675	7,675	7,675
Columbia VP Emerging Markets Bond Fund - Class 2	459,764	459,764	459,764
Columbia VP Strategic Income Fund - Class 2	285,643	285,643	285,643
Delaware VIP® Diversified Income Series - Service Class	119,217,239	119,217,239	119,217,239
Delaware VIP® Diversified Income Series - Standard Class	220,409	220,409	220,409
Delaware VIP® Emerging Markets Series - Service Class	17,681,888	17,681,888	17,681,888
Delaware VIP® High Yield Series - Service Class	4,810,450	4,810,450	4,810,450
Delaware VIP® High Yield Series - Standard Class	201,337	201,337	201,337
Delaware VIP® Limited-Term Diversified Income Series - Service Class	45,315,337	45,315,337	45,315,337
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	11,791	11,791	11,791
Delaware VIP® REIT Series - Service Class	9,452,079	9,452,079	9,452,079
Delaware VIP® REIT Series - Standard Class	350,846	350,846	350,846
Delaware VIP® Small Cap Value Series - Service Class	24,825,094	24,825,094	24,825,094
Delaware VIP® Small Cap Value Series - Standard Class	489,112	489,112	489,112
Delaware VIP® Smid Cap Core Series - Service Class	9,160,358	9,160,358	9,160,358
Delaware VIP® Smid Cap Core Series - Standard Class	409,990	409,990	409,990
Delaware VIP® U.S. Growth Series - Service Class	9,110,548	9,110,548	9,110,548
Delaware VIP® Value Series - Service Class	12,727,607	12,727,607	12,727,607
Delaware VIP® Value Series - Standard Class	46,798	46,798	46,798

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
DWS Alternative Asset Allocation VIP Portfolio - Class A	$17,835	$17,835	$17,835
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,803,849	3,803,849	3,803,849
DWS Equity 500 Index VIP Portfolio - Class A	720,637	720,637	720,637
DWS Small Cap Index VIP Portfolio - Class A	366,153	366,153	366,153
Eaton Vance VT Floating-Rate Income Fund - Initial Class	332,100	332,100	332,100
Fidelity® VIP Balanced Portfolio - Service Class 2	10,282,329	10,282,329	10,282,329
Fidelity® VIP Contrafund® Portfolio - Service Class 2	75,831,538	75,831,538	75,831,538
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,581,783	1,581,783	1,581,783
Fidelity® VIP Growth Portfolio - Initial Class	383,098	383,098	383,098
Fidelity® VIP Growth Portfolio - Service Class 2	22,065,822	22,065,822	22,065,822
Fidelity® VIP Mid Cap Portfolio - Service Class 2	41,147,125	41,147,125	41,147,125
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,570,455	1,570,455	1,570,455
First Trust Capital Strength Portfolio - Class I	142,501	142,501	142,501
First Trust Dorsey Wright Tactical Core Portfolio - Class I	564,249	564,249	564,249
First Trust Multi Income Allocation Portfolio - Class I	425,179	425,179	425,179
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	15,995,514	15,995,514	15,995,514
Franklin Allocation VIP Fund - Class 4	752,276	752,276	752,276
Franklin Income VIP Fund - Class 2	23,527,326	23,527,326	23,527,326
Franklin Income VIP Fund - Class 4	7,763,144	7,763,144	7,763,144
Franklin Mutual Shares VIP Fund - Class 2	13,846,134	13,846,134	13,846,134
Franklin Mutual Shares VIP Fund - Class 4	3,232,801	3,232,801	3,232,801
Franklin Rising Dividends VIP Fund - Class 4	1,160,976	1,160,976	1,160,976
Franklin Small Cap Value VIP Fund - Class 4	311,306	311,306	311,306
Franklin Small-Mid Cap Growth VIP Fund - Class 4	1,073,777	1,073,777	1,073,777
Goldman Sachs VIT Government Money Market Fund - Service Shares	219,425	219,425	219,425
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,486,422	1,486,422	1,486,422
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	113,021	113,021	113,021
Guggenheim VT Long Short Equity	254,593	254,593	254,593
Guggenheim VT Multi-Hedge Strategies	416,135	416,135	416,135
Hartford Capital Appreciation HLS Fund - Class IC	906,428	906,428	906,428
Invesco Oppenheimer V.I. Global Fund - Series II Shares	313,710	313,710	313,710
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	924,264	924,264	924,264
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	495,028	495,028	495,028
Invesco V.I. American Franchise Fund - Series I Shares	147,153	147,153	147,153
Invesco V.I. American Franchise Fund - Series II Shares	33,005	33,005	33,005
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	409,283	409,283	409,283
Invesco V.I. Comstock Fund - Series II Shares	86,379	86,379	86,379
Invesco V.I. Core Equity Fund - Series I Shares	129,851	129,851	129,851
Invesco V.I. Diversified Dividend Fund - Series II Shares	719,835	719,835	719,835
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	15,844,057	15,844,057	15,844,057
Invesco V.I. Equity and Income Fund - Series II Shares	722,336	722,336	722,336
Invesco V.I. International Growth Fund - Series I Shares	9,502	9,502	9,502
Invesco V.I. International Growth Fund - Series II Shares	4,005,288	4,005,288	4,005,288
Ivy VIP Asset Strategy Portfolio - Class II	681,521	681,521	681,521
Ivy VIP Energy Portfolio - Class II	105,894	105,894	105,894
Ivy VIP High Income Portfolio - Class II	1,108,221	1,108,221	1,108,221
Ivy VIP Mid Cap Growth Portfolio - Class II	2,777,423	2,777,423	2,777,423
Ivy VIP Science and Technology Portfolio - Class II	3,804,110	3,804,110	3,804,110
Ivy VIP Small Cap Growth Portfolio - Class II	833,207	833,207	833,207
Janus Henderson Balanced Portfolio - Service Shares	504,330	504,330	504,330
Janus Henderson Enterprise Portfolio - Service Shares	395,535	395,535	395,535
Janus Henderson Global Research Portfolio - Service Shares	17,994	17,994	17,994
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	14,302,800	14,302,800	14,302,800
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	410,667	410,667	410,667
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	343,507	343,507	343,507
Lincoln iShares® Global Growth Allocation Fund - Standard Class	83,799	83,799	83,799
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,307,758	1,307,758	1,307,758
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2,151,101	2,151,101	2,151,101
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	85,770	85,770	85,770
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,830,261	1,830,261	1,830,261
LVIP American Balanced Allocation Fund - Service Class	5,253,573	5,253,573	5,253,573

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
LVIP American Balanced Allocation Fund - Standard Class	$9,141	$9,141	$9,141
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	41,638,253	41,638,253	41,638,253
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	3,502,274	3,502,274	3,502,274
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	9,271,120	9,271,120	9,271,120
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	247,030	247,030	247,030
LVIP American Global Growth Fund - Service Class II	15,964,150	15,964,150	15,964,150
LVIP American Global Small Capitalization Fund - Service Class II	3,438,908	3,438,908	3,438,908
LVIP American Growth Allocation Fund - Service Class	2,746,006	2,746,006	2,746,006
LVIP American Growth Fund - Service Class II	68,426,564	68,426,564	68,426,564
LVIP American Growth-Income Fund - Service Class II	53,680,837	53,680,837	53,680,837
LVIP American International Fund - Service Class II	16,196,646	16,196,646	16,196,646
LVIP American Preservation Fund - Service Class	1,393,684	1,393,684	1,393,684
LVIP Baron Growth Opportunities Fund - Service Class	22,914,685	22,914,685	22,914,685
LVIP BlackRock Advantage Allocation Fund - Service Class	1,778,936	1,778,936	1,778,936
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	118,315,175	118,315,175	118,315,175
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	85,172,385	85,172,385	85,172,385
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	35,886,709	35,886,709	35,886,709
LVIP BlackRock Global Real Estate Fund - Service Class	5,855,465	5,855,465	5,855,465
LVIP BlackRock Inflation Protected Bond Fund - Service Class	55,011,926	55,011,926	55,011,926
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	19,973	19,973	19,973
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	53,684,565	53,684,565	53,684,565
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	90,149,420	90,149,420	90,149,420
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	140,352	140,352	140,352
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	63,815,467	63,815,467	63,815,467
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	6,499	6,499	6,499
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	41,874,417	41,874,417	41,874,417
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	5,728	5,728	5,728
LVIP Delaware Bond Fund - Service Class	220,358,507	220,358,507	220,358,507
LVIP Delaware Bond Fund - Standard Class	3,921,561	3,921,561	3,921,561
LVIP Delaware Diversified Floating Rate Fund - Service Class	49,895,719	49,895,719	49,895,719
LVIP Delaware Diversified Floating Rate Fund - Standard Class	97,587	97,587	97,587
LVIP Delaware Mid Cap Value Fund - Service Class	7,303,913	7,303,913	7,303,913
LVIP Delaware Social Awareness Fund - Service Class	4,973,737	4,973,737	4,973,737
LVIP Delaware Social Awareness Fund - Standard Class	279,886	279,886	279,886
LVIP Delaware Wealth Builder Fund - Service Class	1,471,478	1,471,478	1,471,478
LVIP Delaware Wealth Builder Fund - Standard Class	135,761	135,761	135,761
LVIP Dimensional International Core Equity Fund - Service Class	6,854,158	6,854,158	6,854,158
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	38,112,740	38,112,740	38,112,740
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	12,280,801	12,280,801	12,280,801
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	6,328	6,328	6,328
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	10,279,705	10,279,705	10,279,705
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	62,423,757	62,423,757	62,423,757
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	72,462,973	72,462,973	72,462,973
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	5,557	5,557	5,557
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	41,734,744	41,734,744	41,734,744
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	5,706	5,706	5,706
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	68,081,942	68,081,942	68,081,942
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1,852,088	1,852,088	1,852,088
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	5,624,933	5,624,933	5,624,933
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	84,495,864	84,495,864	84,495,864
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	177,389	177,389	177,389
LVIP Global Growth Allocation Managed Risk Fund - Service Class	352,769,615	352,769,615	352,769,615
LVIP Global Income Fund - Service Class	30,158,555	30,158,555	30,158,555
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	331,568,596	331,568,596	331,568,596
LVIP Government Money Market Fund - Service Class	25,841,935	25,841,935	25,841,935
LVIP Government Money Market Fund - Standard Class	1,035,511	1,035,511	1,035,511
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	41,279,893	41,279,893	41,279,893
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	5,664	5,664	5,664
LVIP JPMorgan High Yield Fund - Service Class	12,715,496	12,715,496	12,715,496

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
LVIP JPMorgan Retirement Income Fund - Service Class	$4,083,113	$4,083,113	$4,083,113
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	47,060,033	47,060,033	47,060,033
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	116,275	116,275	116,275
LVIP Loomis Sayles Global Growth Fund - Service Class	439,759	439,759	439,759
LVIP MFS International Equity Managed Volatility Fund - Service Class	46,430,136	46,430,136	46,430,136
LVIP MFS International Growth Fund - Service Class	13,497,062	13,497,062	13,497,062
LVIP MFS Value Fund - Service Class	32,936,763	32,936,763	32,936,763
LVIP Mondrian International Value Fund - Service Class	9,857,104	9,857,104	9,857,104
LVIP Mondrian International Value Fund - Standard Class	705,388	705,388	705,388
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	4,459,169	4,459,169	4,459,169
LVIP PIMCO Low Duration Bond Fund - Service Class	52,718,711	52,718,711	52,718,711
LVIP PIMCO Low Duration Bond Fund - Standard Class	6,135	6,135	6,135
LVIP SSGA Bond Index Fund - Service Class	56,293,260	56,293,260	56,293,260
LVIP SSGA Bond Index Fund - Standard Class	82,926	82,926	82,926
LVIP SSGA Conservative Index Allocation Fund - Service Class	9,911,135	9,911,135	9,911,135
LVIP SSGA Conservative Structured Allocation Fund - Service Class	8,775,902	8,775,902	8,775,902
LVIP SSGA Developed International 150 Fund - Service Class	7,329,290	7,329,290	7,329,290
LVIP SSGA Emerging Markets 100 Fund - Service Class	7,197,429	7,197,429	7,197,429
LVIP SSGA Emerging Markets 100 Fund - Standard Class	13,238	13,238	13,238
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	539,024	539,024	539,024
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	59,870,577	59,870,577	59,870,577
LVIP SSGA International Index Fund - Service Class	14,142,623	14,142,623	14,142,623
LVIP SSGA International Managed Volatility Fund - Service Class	25,549,472	25,549,472	25,549,472
LVIP SSGA Large Cap 100 Fund - Service Class	15,705,488	15,705,488	15,705,488
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	61,503,902	61,503,902	61,503,902
LVIP SSGA Mid-Cap Index Fund - Service Class	10,231,047	10,231,047	10,231,047
LVIP SSGA Moderate Index Allocation Fund - Service Class	38,807,951	38,807,951	38,807,951
LVIP SSGA Moderate Structured Allocation Fund - Service Class	49,455,937	49,455,937	49,455,937
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	17,949,397	17,949,397	17,949,397
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	28,745,390	28,745,390	28,745,390
LVIP SSGA S&P 500 Index Fund - Service Class	118,551,248	118,551,248	118,551,248
LVIP SSGA S&P 500 Index Fund - Standard Class	1,480,086	1,480,086	1,480,086
LVIP SSGA Short-Term Bond Index Fund - Service Class	11,724,703	11,724,703	11,724,703
LVIP SSGA Small-Cap Index Fund - Service Class	30,338,430	30,338,430	30,338,430
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	10,044,350	10,044,350	10,044,350
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	25,974	25,974	25,974
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	54,842,273	54,842,273	54,842,273
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	47,456	47,456	47,456
LVIP T. Rowe Price 2010 Fund - Service Class	387,135	387,135	387,135
LVIP T. Rowe Price 2020 Fund - Service Class	91,528	91,528	91,528
LVIP T. Rowe Price 2030 Fund - Service Class	64,987	64,987	64,987
LVIP T. Rowe Price 2040 Fund - Service Class	35,000	35,000	35,000
LVIP T. Rowe Price Growth Stock Fund - Service Class	24,092,126	24,092,126	24,092,126
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	22,984,114	22,984,114	22,984,114
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	202,525	202,525	202,525
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	8,934,672	8,934,672	8,934,672
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	62,927,129	62,927,129	62,927,129
LVIP Vanguard Domestic Equity ETF Fund - Service Class	25,409,157	25,409,157	25,409,157
LVIP Vanguard International Equity ETF Fund - Service Class	15,321,795	15,321,795	15,321,795
LVIP Wellington Capital Growth Fund - Service Class	16,321,741	16,321,741	16,321,741
LVIP Wellington Mid-Cap Value Fund - Service Class	7,584,952	7,584,952	7,584,952
LVIP Western Asset Core Bond Fund - Service Class	27,724,839	27,724,839	27,724,839
MFS® VIT Growth Series - Initial Class	88,291	88,291	88,291
MFS® VIT Growth Series - Service Class	16,539,497	16,539,497	16,539,497
MFS® VIT Total Return Series - Initial Class	158,425	158,425	158,425
MFS® VIT Total Return Series - Service Class	7,941,113	7,941,113	7,941,113
MFS® VIT Utilities Series - Initial Class	216,492	216,492	216,492
MFS® VIT Utilities Series - Service Class	10,913,512	10,913,512	10,913,512
MFS® VIT II Core Equity Portfolio - Service Class	27,135	27,135	27,135
MFS® VIT II International Intrinsic Value Portfolio - Service Class	1,807,817	1,807,817	1,807,817
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	477,163	477,163	477,163

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
Morgan Stanley VIF Growth Portfolio - Class II	$42,187	$42,187	$42,187
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,586,630	1,586,630	1,586,630
PIMCO VIT All Asset Portfolio - Advisor Class	111,197	111,197	111,197
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	3,500,077	3,500,077	3,500,077
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	447,806	447,806	447,806
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	176,723	176,723	176,723
Putnam VT Equity Income Fund - Class IB	509,692	509,692	509,692
Putnam VT George Putnam Balanced Fund - Class IB	7,333,359	7,333,359	7,333,359
Putnam VT Global Health Care Fund - Class IB	1,296,355	1,296,355	1,296,355
Putnam VT Income Fund - Class IB	507,780	507,780	507,780
Putnam VT Multi-Asset Absolute Return Fund - Class IB	244,570	244,570	244,570
QS Variable Conservative Growth - Class II	1,396,030	1,396,030	1,396,030
Rational Trend Aggregation VA Fund	34,476	34,476	34,476
Templeton Foreign VIP Fund - Class 4	147,581	147,581	147,581
Templeton Global Bond VIP Fund - Class 2	5,282,474	5,282,474	5,282,474
Templeton Global Bond VIP Fund - Class 4	1,451,028	1,451,028	1,451,028
Templeton Growth VIP Fund - Class 2	1,475,998	1,475,998	1,475,998
VanEck VIP Global Hard Assets Fund - Class S Shares	541,693	541,693	541,693
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	458,754	458,754	458,754

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln New York Account N For Variable Annuities

Statements of operations

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$11,182	$(40,423)	$(29,241)	$151,822
AB VPS Large Cap Growth Portfolio - Class B	—	(5,476)	(5,476)	6,187
AB VPS Small/Mid Cap Value Portfolio - Class B	66,759	(140,150)	(73,391)	(553,622)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	5,855	(2,412)	3,443	(23,869)
ALPS/Red Rocks Global Opportunity Portfolio - Class III	43,328	(4,403)	38,925	(11,332)
American Century VP Balanced Fund - Class II	96,399	(154,161)	(57,762)	104,869
American Century VP Large Company Value Fund - Class I	256	(95)	161	15
American Century VP Large Company Value Fund - Class II	50,670	(56,449)	(5,779)	(1,769)
American Funds Asset Allocation Fund - Class 1	108	(35)	73	10
American Funds Asset Allocation Fund - Class 4	186,494	(152,069)	34,425	88,206
American Funds Blue Chip Income and Growth Fund - Class 1	1,741	(1,479)	262	(1,783)
American Funds Blue Chip Income and Growth Fund - Class 4	18,450	(12,805)	5,645	(11,347)
American Funds Bond Fund - Class 1	623	(149)	474	133
American Funds Capital Income Builder® - Class 1	475	(99)	376	38
American Funds Capital Income Builder® - Class 4	43,006	(20,886)	22,120	(17,946)
American Funds Capital World Bond Fund - Class 1	1,232	(514)	718	36
American Funds Global Growth and Income Fund - Class 1	632	(238)	394	21
American Funds Global Growth Fund - Class 2	36,616	(182,817)	(146,201)	764,948
American Funds Global Growth Fund - Class 4	6,763	(47,426)	(40,663)	72,543
American Funds Global Small Capitalization Fund - Class 1	84	(278)	(194)	18
American Funds Global Small Capitalization Fund - Class 2	12,566	(111,267)	(98,701)	250,059
American Funds Global Small Capitalization Fund - Class 4	712	(6,747)	(6,035)	4,947
American Funds Growth Fund - Class 1	940	(1,064)	(124)	1,007
American Funds Growth Fund - Class 2	179,076	(934,213)	(755,137)	4,817,227
American Funds Growth Fund - Class 4	16,676	(92,463)	(75,787)	271,516
American Funds Growth-Income Fund - Class 1	4,394	(1,962)	2,432	(86)
American Funds Growth-Income Fund - Class 2	677,181	(842,850)	(165,669)	1,254,677
American Funds Growth-Income Fund - Class 4	56,246	(54,918)	1,328	(54,542)
American Funds High-Income Bond Fund - Class 1	5,310	(366)	4,944	(20)
American Funds International Fund - Class 1	739	(911)	(172)	442
American Funds International Fund - Class 2	110,084	(276,395)	(166,311)	163,134
American Funds International Fund - Class 4	13,250	(35,193)	(21,943)	4,318
American Funds International Growth and Income Fund - Class 1	1,018	(348)	670	(6)
American Funds Managed Risk Asset Allocation Fund - Class P2	275,749	(259,207)	16,542	41,207
American Funds Mortgage Fund - Class 4	2,471	(2,709)	(238)	629
American Funds New World Fund® - Class 1	119	(430)	(311)	662
American Funds New World Fund® - Class 4	564	(17,141)	(16,577)	33,451
BlackRock Global Allocation V.I. Fund - Class I	453	(230)	223	342
BlackRock Global Allocation V.I. Fund - Class III	634,417	(816,518)	(182,101)	430,763
ClearBridge Variable Aggressive Growth Portfolio - Class II	4,219	(10,245)	(6,026)	4,477
ClearBridge Variable Large Cap Growth Portfolio - Class II	2,535	(225,356)	(222,821)	605,574
ClearBridge Variable Mid Cap Portfolio - Class II	1,000	(35,501)	(34,501)	26,875
Columbia VP Commodity Strategy Fund - Class 2	3,454	(81)	3,373	(523)
Columbia VP Emerging Markets Bond Fund - Class 2	11,623	(3,368)	8,255	(30,106)
Columbia VP Strategic Income Fund - Class 2	12,273	(5,125)	7,148	12,840
Delaware VIP® Diversified Income Series - Service Class	2,671,247	(1,746,953)	924,294	612,283
Delaware VIP® Diversified Income Series - Standard Class	5,024	(1,684)	3,340	(10)
Delaware VIP® Emerging Markets Series - Service Class	73,127	(244,772)	(171,645)	489,981
Delaware VIP® High Yield Series - Service Class	268,133	(80,030)	188,103	(75,021)
Delaware VIP® High Yield Series - Standard Class	11,826	(3,016)	8,810	(989)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	654,322	(671,538)	(17,216)	20,844
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	154	(56)	98	7
Delaware VIP® REIT Series - Service Class	152,267	(141,391)	10,876	(202,607)
Delaware VIP® REIT Series - Standard Class	8,333	(5,279)	3,054	(12,479)
Delaware VIP® Small Cap Value Series - Service Class	207,788	(334,868)	(127,080)	(424,709)
Delaware VIP® Small Cap Value Series - Standard Class	5,556	(5,759)	(203)	(6,882)
Delaware VIP® Smid Cap Core Series - Service Class	23,065	(124,791)	(101,726)	(319,724)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$235,325	$387,147	$456,822	$814,728
AB VPS Large Cap Growth Portfolio - Class B	30,076	36,263	76,776	107,563
AB VPS Small/Mid Cap Value Portfolio - Class B	411,247	(142,375)	427,148	211,382
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(23,869)	(56,270)	(76,696)
ALPS/Red Rocks Global Opportunity Portfolio - Class III	6,133	(5,199)	(18,906)	14,820
American Century VP Balanced Fund - Class II	348,167	453,036	686,802	1,082,076
American Century VP Large Company Value Fund - Class I	126	141	(101)	201
American Century VP Large Company Value Fund - Class II	24,748	22,979	129,112	146,312
American Funds Asset Allocation Fund - Class 1	25	35	581	689
American Funds Asset Allocation Fund - Class 4	57,617	145,823	1,179,469	1,359,717
American Funds Blue Chip Income and Growth Fund - Class 1	1,087	(696)	10,275	9,841
American Funds Blue Chip Income and Growth Fund - Class 4	13,581	2,234	99,190	107,069
American Funds Bond Fund - Class 1	199	332	1,166	1,972
American Funds Capital Income Builder® - Class 1	—	38	144	558
American Funds Capital Income Builder® - Class 4	—	(17,946)	23,214	27,388
American Funds Capital World Bond Fund - Class 1	1,317	1,353	5,508	7,579
American Funds Global Growth and Income Fund - Class 1	936	957	4,255	5,606
American Funds Global Growth Fund - Class 2	305,756	1,070,704	1,773,353	2,697,856
American Funds Global Growth Fund - Class 4	119,696	192,239	1,009,836	1,161,412
American Funds Global Small Capitalization Fund - Class 1	2,512	2,530	11,399	13,735
American Funds Global Small Capitalization Fund - Class 2	469,173	719,232	1,386,315	2,006,846
American Funds Global Small Capitalization Fund - Class 4	34,419	39,366	115,865	149,196
American Funds Growth Fund - Class 1	3,760	4,767	70,033	74,676
American Funds Growth Fund - Class 2	1,385,115	6,202,342	17,472,527	22,919,732
American Funds Growth Fund - Class 4	194,077	465,593	3,256,474	3,646,280
American Funds Growth-Income Fund - Class 1	6,705	6,619	29,396	38,447
American Funds Growth-Income Fund - Class 2	1,385,643	2,640,320	3,119,680	5,594,331
American Funds Growth-Income Fund - Class 4	122,076	67,534	458,973	527,835
American Funds High-Income Bond Fund - Class 1	—	(20)	61	4,985
American Funds International Fund - Class 1	—	442	12,835	13,105
American Funds International Fund - Class 2	—	163,134	2,133,158	2,129,981
American Funds International Fund - Class 4	—	4,318	414,667	397,042
American Funds International Growth and Income Fund - Class 1	—	(6)	4,543	5,207
American Funds Managed Risk Asset Allocation Fund - Class P2	718,082	759,289	46,217	822,048
American Funds Mortgage Fund - Class 4	363	992	9,115	9,869
American Funds New World Fund® - Class 1	510	1,172	11,244	12,105
American Funds New World Fund® - Class 4	15,788	49,239	278,124	310,786
BlackRock Global Allocation V.I. Fund - Class I	1,866	2,208	4,467	6,898
BlackRock Global Allocation V.I. Fund - Class III	3,122,074	3,552,837	5,598,523	8,969,259
ClearBridge Variable Aggressive Growth Portfolio - Class II	68,962	73,439	46,581	113,994
ClearBridge Variable Large Cap Growth Portfolio - Class II	648,026	1,253,600	2,920,908	3,951,687
ClearBridge Variable Mid Cap Portfolio - Class II	35,218	62,093	370,347	397,939
Columbia VP Commodity Strategy Fund - Class 2	—	(523)	(1,532)	1,318
Columbia VP Emerging Markets Bond Fund - Class 2	—	(30,106)	16,168	(5,683)
Columbia VP Strategic Income Fund - Class 2	—	12,840	9,523	29,511
Delaware VIP® Diversified Income Series - Service Class	—	612,283	7,563,473	9,100,050
Delaware VIP® Diversified Income Series - Standard Class	—	(10)	15,019	18,349
Delaware VIP® Emerging Markets Series - Service Class	274,388	764,369	2,847,816	3,440,540
Delaware VIP® High Yield Series - Service Class	—	(75,021)	107,833	220,915
Delaware VIP® High Yield Series - Standard Class	—	(989)	2,707	10,528
Delaware VIP® Limited-Term Diversified Income Series - Service Class	—	20,844	1,030,019	1,033,647
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	7	197	302
Delaware VIP® REIT Series - Service Class	485,489	282,882	(1,549,144)	(1,255,386)
Delaware VIP® REIT Series - Standard Class	21,998	9,519	(75,650)	(63,077)
Delaware VIP® Small Cap Value Series - Service Class	1,184,723	760,014	(198,153)	434,781
Delaware VIP® Small Cap Value Series - Standard Class	24,103	17,221	(38,672)	(21,654)
Delaware VIP® Smid Cap Core Series - Service Class	211,941	(107,783)	993,016	783,507

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Delaware VIP® Smid Cap Core Series - Standard Class	$1,924	$(4,838)	$(2,914)	$(5,077)
Delaware VIP® U.S. Growth Series - Service Class	—	(112,322)	(112,322)	278,999
Delaware VIP® Value Series - Service Class	223,443	(190,886)	32,557	(167,447)
Delaware VIP® Value Series - Standard Class	1,034	(650)	384	(1,046)
DWS Alternative Asset Allocation VIP Portfolio - Class A	467	(111)	356	(56)
DWS Alternative Asset Allocation VIP Portfolio - Class B	99,305	(60,192)	39,113	(45,600)
DWS Equity 500 Index VIP Portfolio - Class A	11,072	(10,301)	771	21,121
DWS Small Cap Index VIP Portfolio - Class A	3,411	(4,705)	(1,294)	1,540
Eaton Vance VT Floating-Rate Income Fund - Initial Class	26,778	(4,920)	21,858	(99,685)
Fidelity® VIP Balanced Portfolio - Service Class 2	99,443	(92,890)	6,553	57,221
Fidelity® VIP Contrafund® Portfolio - Service Class 2	52,051	(1,077,936)	(1,025,885)	2,683,671
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	14,765	(21,461)	(6,696)	(130)
Fidelity® VIP Growth Portfolio - Initial Class	224	(4,337)	(4,113)	1,007
Fidelity® VIP Growth Portfolio - Service Class 2	6,111	(246,030)	(239,919)	1,027,440
Fidelity® VIP Mid Cap Portfolio - Service Class 2	139,255	(584,459)	(445,204)	(415,056)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	45,801	(15,627)	30,174	(1,542)
First Trust Capital Strength Portfolio - Class I	248	(2,172)	(1,924)	35,771
First Trust Dorsey Wright Tactical Core Portfolio - Class I	2,456	(5,811)	(3,355)	652
First Trust Multi Income Allocation Portfolio - Class I	8,536	(4,507)	4,029	163
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	212,503	(191,964)	20,539	(12,978)
Franklin Allocation VIP Fund - Class 4	8,683	(8,369)	314	(8,443)
Franklin Income VIP Fund - Class 2	1,356,333	(383,169)	973,164	(278,965)
Franklin Income VIP Fund - Class 4	380,065	(104,062)	276,003	(89,001)
Franklin Mutual Shares VIP Fund - Class 2	363,490	(192,341)	171,149	(340,740)
Franklin Mutual Shares VIP Fund - Class 4	78,128	(36,621)	41,507	(32,479)
Franklin Rising Dividends VIP Fund - Class 4	13,130	(11,805)	1,325	(23,144)
Franklin Small Cap Value VIP Fund - Class 4	3,036	(2,686)	350	(3,114)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(9,091)	(9,091)	27,782
Goldman Sachs VIT Government Money Market Fund - Service Shares	665	(2,927)	(2,262)	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	15,971	(13,921)	2,050	(16,732)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1,903	(1,442)	461	(7,717)
Guggenheim VT Long Short Equity	2,026	(2,968)	(942)	(12,581)
Guggenheim VT Multi-Hedge Strategies	5,370	(3,546)	1,824	849
Hartford Capital Appreciation HLS Fund - Class IC	3,748	(8,270)	(4,522)	790
Invesco Oppenheimer V.I. Global Fund - Series II Shares	1,178	(2,341)	(1,163)	6,986
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	5,089	(10,098)	(5,009)	(533)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	1,573	(4,412)	(2,839)	311
Invesco V.I. American Franchise Fund - Series I Shares	91	(2,251)	(2,160)	6,360
Invesco V.I. American Franchise Fund - Series II Shares	—	(866)	(866)	6,142
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	29,135	(6,225)	22,910	(705)
Invesco V.I. Comstock Fund - Series II Shares	1,927	(1,019)	908	(4,659)
Invesco V.I. Core Equity Fund - Series I Shares	1,562	(1,599)	(37)	1,439
Invesco V.I. Diversified Dividend Fund - Series II Shares	17,968	(7,369)	10,599	(25,568)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	175,882	(213,528)	(37,646)	103,509
Invesco V.I. Equity and Income Fund - Series II Shares	14,152	(7,004)	7,148	(1,288)
Invesco V.I. International Growth Fund - Series I Shares	197	(113)	84	(1)
Invesco V.I. International Growth Fund - Series II Shares	74,134	(51,824)	22,310	13,600
Ivy VIP Asset Strategy Portfolio - Class II	12,513	(6,964)	5,549	(1,678)
Ivy VIP Energy Portfolio - Class II	1,855	(997)	858	(34,133)
Ivy VIP High Income Portfolio - Class II	72,116	(9,853)	62,263	(8,495)
Ivy VIP Mid Cap Growth Portfolio - Class II	—	(21,497)	(21,497)	75,173
Ivy VIP Science and Technology Portfolio - Class II	—	(29,135)	(29,135)	67,068
Ivy VIP Small Cap Growth Portfolio - Class II	—	(4,247)	(4,247)	(17,885)
Janus Henderson Balanced Portfolio - Service Shares	7,387	(8,192)	(805)	27,359
Janus Henderson Enterprise Portfolio - Service Shares	—	(5,284)	(5,284)	10,025
Janus Henderson Global Research Portfolio - Service Shares	85	(229)	(144)	448
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	240,716	(194,626)	46,090	239,697

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Delaware VIP® Smid Cap Core Series - Standard Class	$8,219	$3,142	$34,237	$34,465
Delaware VIP® U.S. Growth Series - Service Class	404,737	683,736	2,284,011	2,855,425
Delaware VIP® Value Series - Service Class	610,223	442,776	(753,460)	(278,127)
Delaware VIP® Value Series - Standard Class	2,388	1,342	(3,258)	(1,532)
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(56)	547	847
DWS Alternative Asset Allocation VIP Portfolio - Class B	—	(45,600)	110,696	104,209
DWS Equity 500 Index VIP Portfolio - Class A	38,846	59,967	40,889	101,627
DWS Small Cap Index VIP Portfolio - Class A	31,565	33,105	20,387	52,198
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	(99,685)	7,088	(70,739)
Fidelity® VIP Balanced Portfolio - Service Class 2	55,398	112,619	1,394,827	1,513,999
Fidelity® VIP Contrafund® Portfolio - Service Class 2	352,905	3,036,576	14,944,406	16,955,097
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	31,787	31,657	139,549	164,510
Fidelity® VIP Growth Portfolio - Initial Class	28,664	29,671	87,617	113,175
Fidelity® VIP Growth Portfolio - Service Class 2	1,452,215	2,479,655	3,732,297	5,972,033
Fidelity® VIP Mid Cap Portfolio - Service Class 2	—	(415,056)	6,954,674	6,094,414
Fidelity® VIP Strategic Income Portfolio - Service Class 2	14,270	12,728	49,973	92,875
First Trust Capital Strength Portfolio - Class I	3,565	39,336	5,614	43,026
First Trust Dorsey Wright Tactical Core Portfolio - Class I	—	652	53,994	51,291
First Trust Multi Income Allocation Portfolio - Class I	4,559	4,722	(3,182)	5,569
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	458,949	445,971	465,008	931,518
Franklin Allocation VIP Fund - Class 4	167,308	158,865	(90,778)	68,401
Franklin Income VIP Fund - Class 2	19,212	(259,753)	(1,143,112)	(429,701)
Franklin Income VIP Fund - Class 4	5,472	(83,529)	(174,281)	18,193
Franklin Mutual Shares VIP Fund - Class 2	505,350	164,610	(1,084,556)	(748,797)
Franklin Mutual Shares VIP Fund - Class 4	111,114	78,635	(147,602)	(27,460)
Franklin Rising Dividends VIP Fund - Class 4	56,814	33,670	94,165	129,160
Franklin Small Cap Value VIP Fund - Class 4	13,739	10,625	5,249	16,224
Franklin Small-Mid Cap Growth VIP Fund - Class 4	88,904	116,686	259,179	366,774
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	(2,262)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	25,487	8,755	59,012	69,817
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(7,717)	13,661	6,405
Guggenheim VT Long Short Equity	—	(12,581)	28,436	14,913
Guggenheim VT Multi-Hedge Strategies	—	849	7,001	9,674
Hartford Capital Appreciation HLS Fund - Class IC	57,757	58,547	94,255	148,280
Invesco Oppenheimer V.I. Global Fund - Series II Shares	9,773	16,759	51,603	67,199
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	10,693	10,160	149,021	154,172
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	6,273	6,584	94,802	98,547
Invesco V.I. American Franchise Fund - Series I Shares	9,539	15,899	30,581	44,320
Invesco V.I. American Franchise Fund - Series II Shares	2,139	8,281	9,467	16,882
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	19,463	18,758	(8,411)	33,257
Invesco V.I. Comstock Fund - Series II Shares	2,396	(2,263)	(855)	(2,210)
Invesco V.I. Core Equity Fund - Series I Shares	26,940	28,379	(14,482)	13,860
Invesco V.I. Diversified Dividend Fund - Series II Shares	16,378	(9,190)	(31,606)	(30,197)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	218,207	321,716	1,527,959	1,812,029
Invesco V.I. Equity and Income Fund - Series II Shares	29,256	27,968	21,942	57,058
Invesco V.I. International Growth Fund - Series I Shares	189	188	778	1,050
Invesco V.I. International Growth Fund - Series II Shares	80,809	94,409	328,435	445,154
Ivy VIP Asset Strategy Portfolio - Class II	10,238	8,560	64,833	78,942
Ivy VIP Energy Portfolio - Class II	—	(34,133)	(7,810)	(41,085)
Ivy VIP High Income Portfolio - Class II	—	(8,495)	24,335	78,103
Ivy VIP Mid Cap Growth Portfolio - Class II	147,353	222,526	756,367	957,396
Ivy VIP Science and Technology Portfolio - Class II	376,492	443,560	566,157	980,582
Ivy VIP Small Cap Growth Portfolio - Class II	—	(17,885)	169,382	147,250
Janus Henderson Balanced Portfolio - Service Shares	7,864	35,223	18,896	53,314
Janus Henderson Enterprise Portfolio - Service Shares	26,356	36,381	29,866	60,963
Janus Henderson Global Research Portfolio - Service Shares	857	1,305	1,733	2,894
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	—	239,697	459,934	745,721

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	$6,800	$(4,787)	$2,013	$6,071
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	13,507	(4,629)	8,878	(2,286)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,222	(555)	667	120
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	48,418	(22,304)	26,114	(57,774)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(16,094)	(16,094)	58,986
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	973	(707)	266	(404)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	49,896	(20,675)	29,221	(3,320)
LVIP American Balanced Allocation Fund - Service Class	76,961	(59,006)	17,955	(4,020)
LVIP American Balanced Allocation Fund - Standard Class	162	(56)	106	20
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	289,992	(579,707)	(289,715)	44,845
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	51,100	(44,492)	6,608	10,230
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	100,040	(122,245)	(22,205)	41,871
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	3,474	(1,469)	2,005	1,809
LVIP American Global Growth Fund - Service Class II	—	(208,543)	(208,543)	522,539
LVIP American Global Small Capitalization Fund - Service Class II	—	(49,043)	(49,043)	163,927
LVIP American Growth Allocation Fund - Service Class	31,115	(30,501)	614	102,824
LVIP American Growth Fund - Service Class II	—	(839,144)	(839,144)	3,145,475
LVIP American Growth-Income Fund - Service Class II	662,642	(714,933)	(52,291)	426,192
LVIP American International Fund - Service Class II	35,506	(244,268)	(208,762)	(14,007)
LVIP American Preservation Fund - Service Class	17,138	(10,686)	6,452	2,397
LVIP Baron Growth Opportunities Fund - Service Class	—	(300,636)	(300,636)	1,062,223
LVIP BlackRock Advantage Allocation Fund - Service Class	23,598	(18,797)	4,801	2,812
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	2,041,061	(1,617,452)	423,609	25,211
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1,276,783	(1,270,619)	6,164	791,507
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	406,761	(529,269)	(122,508)	165,781
LVIP BlackRock Global Real Estate Fund - Service Class	291,785	(86,200)	205,585	(48,021)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	84,418	(844,414)	(759,996)	(280,380)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	33	(129)	(96)	11
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	552,162	(688,942)	(136,780)	288,958
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	114,529	(1,128,436)	(1,013,907)	2,314,634
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	460	(2,700)	(2,240)	7,570
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(823,155)	(823,155)	2,677,984
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(36)	(36)	151
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	213,504	(591,143)	(377,639)	805,555
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	48	(33)	15	96
LVIP Delaware Bond Fund - Service Class	4,283,466	(3,145,003)	1,138,463	1,722,330
LVIP Delaware Bond Fund - Standard Class	89,413	(62,937)	26,476	23,374
LVIP Delaware Diversified Floating Rate Fund - Service Class	620,033	(793,220)	(173,187)	(250,337)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,452	(568)	884	(5)
LVIP Delaware Mid Cap Value Fund - Service Class	154,596	(95,101)	59,495	(229,589)
LVIP Delaware Social Awareness Fund - Service Class	40,570	(68,361)	(27,791)	85,587
LVIP Delaware Social Awareness Fund - Standard Class	3,230	(3,837)	(607)	6,797
LVIP Delaware Wealth Builder Fund - Service Class	24,499	(23,814)	685	(14,656)
LVIP Delaware Wealth Builder Fund - Standard Class	2,564	(1,896)	668	(854)
LVIP Dimensional International Core Equity Fund - Service Class	94,529	(99,234)	(4,705)	(40,918)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	534,114	(497,509)	36,605	(523,549)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	129,104	(177,088)	(47,984)	81,568
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	85	(36)	49	106
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	101,457	(146,731)	(45,274)	168,533
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	482,235	(882,217)	(399,982)	1,371,714
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	876,591	(1,045,564)	(168,973)	389,176
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	80	(33)	47	5
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	118,298	(577,195)	(458,897)	943,442
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	33	(33)	—	87
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	507,800	(971,902)	(464,102)	754,642

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	$3,645	$9,716	$41,760	$53,489
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	—	(2,286)	14,800	21,392
Lincoln iShares® Global Growth Allocation Fund - Standard Class	460	580	8,019	9,266
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	—	(57,774)	64,201	32,541
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	190,781	249,767	662,872	896,545
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	129	(275)	1,233	1,224
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(3,320)	25,245	51,146
LVIP American Balanced Allocation Fund - Service Class	162,616	158,596	479,010	655,561
LVIP American Balanced Allocation Fund - Standard Class	292	312	876	1,294
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,462,188	2,507,033	(382,547)	1,834,771
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	87,100	97,330	160,242	264,180
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	178,400	220,271	566,956	765,022
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	4,653	6,462	14,345	22,812
LVIP American Global Growth Fund - Service Class II	528,451	1,050,990	2,522,990	3,365,437
LVIP American Global Small Capitalization Fund - Service Class II	173,824	337,751	475,058	763,766
LVIP American Growth Allocation Fund - Service Class	100,693	203,517	292,757	496,888
LVIP American Growth Fund - Service Class II	3,634,717	6,780,192	17,034,040	22,975,088
LVIP American Growth-Income Fund - Service Class II	3,156,798	3,582,990	2,427,815	5,958,514
LVIP American International Fund - Service Class II	302,803	288,796	1,881,305	1,961,339
LVIP American Preservation Fund - Service Class	—	2,397	12,342	21,191
LVIP Baron Growth Opportunities Fund - Service Class	409,715	1,471,938	4,671,171	5,842,473
LVIP BlackRock Advantage Allocation Fund - Service Class	103,329	106,141	66,126	177,068
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	262,599	287,810	(128,363)	583,056
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	—	791,507	5,918,815	6,716,486
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	—	165,781	108,257	151,530
LVIP BlackRock Global Real Estate Fund - Service Class	200,701	152,680	(602,509)	(244,244)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(280,380)	2,677,144	1,636,768
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	11	977	892
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	—	288,958	1,044,542	1,196,720
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1,311,382	3,626,016	13,248,161	15,860,270
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,994	9,564	21,411	28,735
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	2,677,984	11,239,808	13,094,637
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	151	1,283	1,398
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	1,485,974	2,291,529	2,789,716	4,703,606
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	199	295	434	744
LVIP Delaware Bond Fund - Service Class	4,413,602	6,135,932	8,115,813	15,390,208
LVIP Delaware Bond Fund - Standard Class	78,859	102,233	160,168	288,877
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	(250,337)	52,818	(370,706)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(5)	(80)	799
LVIP Delaware Mid Cap Value Fund - Service Class	72,419	(157,170)	321,432	223,757
LVIP Delaware Social Awareness Fund - Service Class	290,410	375,997	424,147	772,353
LVIP Delaware Social Awareness Fund - Standard Class	16,099	22,896	21,997	44,286
LVIP Delaware Wealth Builder Fund - Service Class	15,997	1,341	46,671	48,697
LVIP Delaware Wealth Builder Fund - Standard Class	1,469	615	3,860	5,143
LVIP Dimensional International Core Equity Fund - Service Class	—	(40,918)	557,114	511,491
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	(523,549)	(558,052)	(1,044,996)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	447,160	528,728	1,212,057	1,692,801
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	227	333	662	1,044
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	168,533	1,248,933	1,372,192
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	1,371,714	6,596,380	7,568,112
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	48,212	437,388	2,123,296	2,391,711
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	4	9	170	226
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	902,751	1,846,193	4,904,593	6,291,889
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	127	214	739	953
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	754,642	6,414,416	6,704,956

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	$17,301	$(23,287)	$(5,986)	$2,538
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	88,426	(59,308)	29,118	12,644
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,544,802	(1,331,923)	212,879	277,541
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,670	(2,911)	759	(389)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	6,481,833	(5,377,638)	1,104,195	3,149,838
LVIP Global Income Fund - Service Class	410,557	(485,529)	(74,972)	154,460
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	5,763,837	(5,051,807)	712,030	2,415,352
LVIP Government Money Market Fund - Service Class	31,877	(352,996)	(321,119)	—
LVIP Government Money Market Fund - Standard Class	1,783	(12,929)	(11,146)	—
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	495,597	(580,641)	(85,044)	240,860
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	86	(33)	53	46
LVIP JPMorgan High Yield Fund - Service Class	557,025	(177,719)	379,306	(181,876)
LVIP JPMorgan Retirement Income Fund - Service Class	88,833	(56,381)	32,452	(3,849)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	398,256	(665,284)	(267,028)	289,546
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	1,238	(601)	637	(19)
LVIP Loomis Sayles Global Growth Fund - Service Class	252	(817)	(565)	157
LVIP MFS International Equity Managed Volatility Fund - Service Class	434,460	(631,919)	(197,459)	514,155
LVIP MFS International Growth Fund - Service Class	85,234	(183,791)	(98,557)	263,142
LVIP MFS Value Fund - Service Class	428,897	(408,600)	20,297	574,072
LVIP Mondrian International Value Fund - Service Class	196,698	(143,504)	53,194	(165,121)
LVIP Mondrian International Value Fund - Standard Class	15,477	(10,435)	5,042	(7,942)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	79,409	(57,106)	22,303	43,184
LVIP PIMCO Low Duration Bond Fund - Service Class	748,324	(708,395)	39,929	3,981
LVIP PIMCO Low Duration Bond Fund - Standard Class	102	(35)	67	(4)
LVIP SSGA Bond Index Fund - Service Class	1,038,199	(881,541)	156,658	642,992
LVIP SSGA Bond Index Fund - Standard Class	1,731	(1,273)	458	678
LVIP SSGA Conservative Index Allocation Fund - Service Class	171,324	(146,262)	25,062	78,979
LVIP SSGA Conservative Structured Allocation Fund - Service Class	153,973	(133,459)	20,514	34,799
LVIP SSGA Developed International 150 Fund - Service Class	161,313	(104,856)	56,457	(222,364)
LVIP SSGA Emerging Markets 100 Fund - Service Class	209,763	(102,575)	107,188	(229,038)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	407	(77)	330	(291)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	7,563	(3,853)	3,710	1,019
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	900,368	(899,121)	1,247	84,583
LVIP SSGA International Index Fund - Service Class	282,194	(209,396)	72,798	111,986
LVIP SSGA International Managed Volatility Fund - Service Class	399,311	(374,082)	25,229	89,098
LVIP SSGA Large Cap 100 Fund - Service Class	350,449	(231,412)	119,037	(413,926)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	934,924	(822,543)	112,381	1,069,362
LVIP SSGA Mid-Cap Index Fund - Service Class	119,461	(123,243)	(3,782)	(86,837)
LVIP SSGA Moderate Index Allocation Fund - Service Class	686,034	(562,007)	124,027	344,031
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,013,894	(751,911)	261,983	373,191
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	351,581	(267,191)	84,390	191,976
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	608,964	(455,362)	153,602	9,531
LVIP SSGA S&P 500 Index Fund - Service Class	1,437,956	(1,478,431)	(40,475)	3,485,560
LVIP SSGA S&P 500 Index Fund - Standard Class	21,089	(22,316)	(1,227)	65,371
LVIP SSGA Short-Term Bond Index Fund - Service Class	172,208	(132,262)	39,946	47,795
LVIP SSGA Small-Cap Index Fund - Service Class	207,162	(387,535)	(180,373)	331,121
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	217,382	(131,794)	85,588	(327,491)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	610	(258)	352	(209)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	880,043	(718,242)	161,801	365,961
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	855	(227)	628	(4)
LVIP T. Rowe Price 2010 Fund - Service Class	6,983	(5,428)	1,555	(3,193)
LVIP T. Rowe Price 2020 Fund - Service Class	1,817	(1,504)	313	(86)
LVIP T. Rowe Price 2030 Fund - Service Class	1,141	(1,109)	32	396
LVIP T. Rowe Price 2040 Fund - Service Class	569	(418)	151	(57)
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(343,200)	(343,200)	3,069,498
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(280,667)	(280,667)	807,541
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	—	(2,814)	(2,814)	1,172

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	$29,933	$32,471	$176,272	$202,757
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	—	12,644	324,137	365,899
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,602,181	1,879,722	1,950,695	4,043,296
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,326	2,937	4,976	8,672
LVIP Global Growth Allocation Managed Risk Fund - Service Class	2,918,051	6,067,889	4,897,472	12,069,556
LVIP Global Income Fund - Service Class	41,258	195,718	1,218,423	1,339,169
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	4,303,038	6,718,390	5,003,840	12,434,260
LVIP Government Money Market Fund - Service Class	951	951	—	(320,168)
LVIP Government Money Market Fund - Standard Class	40	40	—	(11,106)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	794,695	1,035,555	1,164,913	2,115,424
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	106	152	214	419
LVIP JPMorgan High Yield Fund - Service Class	—	(181,876)	191,063	388,493
LVIP JPMorgan Retirement Income Fund - Service Class	45,309	41,460	210,783	284,695
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	—	289,546	547,117	569,635
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	(19)	3,351	3,969
LVIP Loomis Sayles Global Growth Fund - Service Class	17,278	17,435	7,216	24,086
LVIP MFS International Equity Managed Volatility Fund - Service Class	892,561	1,406,716	(139,921)	1,069,336
LVIP MFS International Growth Fund - Service Class	71,776	334,918	1,295,262	1,531,623
LVIP MFS Value Fund - Service Class	5,162	579,234	614,091	1,213,622
LVIP Mondrian International Value Fund - Service Class	237,811	72,690	(633,716)	(507,832)
LVIP Mondrian International Value Fund - Standard Class	16,824	8,882	(60,713)	(46,789)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	—	43,184	482,660	548,147
LVIP PIMCO Low Duration Bond Fund - Service Class	245,424	249,405	744,553	1,033,887
LVIP PIMCO Low Duration Bond Fund - Standard Class	29	25	83	175
LVIP SSGA Bond Index Fund - Service Class	—	642,992	1,935,747	2,735,397
LVIP SSGA Bond Index Fund - Standard Class	—	678	2,723	3,859
LVIP SSGA Conservative Index Allocation Fund - Service Class	96,294	175,273	684,951	885,286
LVIP SSGA Conservative Structured Allocation Fund - Service Class	183,549	218,348	414,250	653,112
LVIP SSGA Developed International 150 Fund - Service Class	—	(222,364)	(110,073)	(275,980)
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	(229,038)	259,392	137,542
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(291)	63	102
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	1,428	2,447	85,603	91,760
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,960,037	2,044,620	778,909	2,824,776
LVIP SSGA International Index Fund - Service Class	—	111,986	686,861	871,645
LVIP SSGA International Managed Volatility Fund - Service Class	—	89,098	(541,022)	(426,695)
LVIP SSGA Large Cap 100 Fund - Service Class	295,465	(118,461)	286,473	287,049
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	1,751,081	2,820,443	4,560,478	7,493,302
LVIP SSGA Mid-Cap Index Fund - Service Class	426,414	339,577	971,110	1,306,905
LVIP SSGA Moderate Index Allocation Fund - Service Class	468,289	812,320	3,039,940	3,976,287
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,177,231	1,550,422	1,676,287	3,488,692
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	264,227	456,203	1,368,216	1,908,809
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	713,053	722,584	1,038,556	1,914,742
LVIP SSGA S&P 500 Index Fund - Service Class	1,490,044	4,975,604	13,291,598	18,226,727
LVIP SSGA S&P 500 Index Fund - Standard Class	18,688	84,059	125,260	208,092
LVIP SSGA Short-Term Bond Index Fund - Service Class	12,920	60,715	102,507	203,168
LVIP SSGA Small-Cap Index Fund - Service Class	1,061,919	1,393,040	3,906,901	5,119,568
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	—	(327,491)	1,079,907	838,004
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	—	(209)	4,818	4,961
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	—	365,961	6,063,495	6,591,257
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	(4)	5,463	6,087
LVIP T. Rowe Price 2010 Fund - Service Class	7,552	4,359	30,423	36,337
LVIP T. Rowe Price 2020 Fund - Service Class	1,667	1,581	6,765	8,659
LVIP T. Rowe Price 2030 Fund - Service Class	1,023	1,419	5,832	7,283
LVIP T. Rowe Price 2040 Fund - Service Class	484	427	3,913	4,491
LVIP T. Rowe Price Growth Stock Fund - Service Class	873,975	3,943,473	3,051,443	6,651,716
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,305,124	2,112,665	3,591,526	5,423,524
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	11,070	12,242	30,548	39,976

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	$117,288	$(111,327)	$5,961	$42,562
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	896,305	(856,952)	39,353	601,448
LVIP Vanguard Domestic Equity ETF Fund - Service Class	260,220	(355,377)	(95,157)	652,389
LVIP Vanguard International Equity ETF Fund - Service Class	264,274	(206,078)	58,196	58,997
LVIP Wellington Capital Growth Fund - Service Class	—	(166,759)	(166,759)	1,122,927
LVIP Wellington Mid-Cap Value Fund - Service Class	45,305	(98,950)	(53,645)	48,949
LVIP Western Asset Core Bond Fund - Service Class	541,060	(360,233)	180,827	290,789
MFS® VIT Growth Series - Initial Class	—	(1,130)	(1,130)	5,328
MFS® VIT Growth Series - Service Class	—	(211,598)	(211,598)	668,967
MFS® VIT Total Return Series - Initial Class	3,378	(2,186)	1,192	(1,871)
MFS® VIT Total Return Series - Service Class	147,739	(105,791)	41,948	(12,653)
MFS® VIT Utilities Series - Initial Class	4,922	(2,838)	2,084	1,317
MFS® VIT Utilities Series - Service Class	231,546	(165,271)	66,275	293,995
MFS® VIT II Core Equity Portfolio - Service Class	119	(436)	(317)	95
MFS® VIT II International Intrinsic Value Portfolio - Service Class	12,745	(19,361)	(6,616)	43,873
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	6,268	(5,485)	783	(617)
Morgan Stanley VIF Growth Portfolio - Class II	—	(438)	(438)	(252)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	16,234	(21,649)	(5,415)	(13,565)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	1,364	(598)	766	(20,174)
PIMCO VIT All Asset Portfolio - Advisor Class	2,537	(887)	1,650	342
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	194,690	(46,072)	148,618	(185,212)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	11,823	(5,684)	6,139	(3,137)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	7,386	(2,011)	5,375	(10)
Putnam VT Equity Income Fund - Class IB	17,350	(7,859)	9,491	(74,229)
Putnam VT George Putnam Balanced Fund - Class IB	62,947	(91,284)	(28,337)	89,324
Putnam VT Global Health Care Fund - Class IB	4,062	(9,920)	(5,858)	(3,450)
Putnam VT Income Fund - Class IB	21,605	(7,459)	14,146	3,969
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(3,716)	(3,716)	(1,691)
QS Variable Conservative Growth - Class II	24,293	(24,100)	193	(23,063)
Rational Trend Aggregation VA Fund	207	(436)	(229)	(22)
SEI VP Market Growth Strategy Fund - Class III	43	(5)	38	(1,776)
SEI VP Market Plus Strategy Fund - Class III	1	(20)	(19)	224
Templeton Foreign VIP Fund - Class 4	3,803	(1,191)	2,612	(8,437)
Templeton Global Bond VIP Fund - Class 2	464,896	(97,384)	367,512	(149,687)
Templeton Global Bond VIP Fund - Class 4	112,045	(17,173)	94,872	(26,577)
Templeton Growth VIP Fund - Class 2	40,847	(22,943)	17,904	(53,084)
VanEck VIP Global Hard Assets Fund - Class S Shares	3,153	(4,905)	(1,752)	(7,223)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	14,619	(7,564)	7,055	(8,429)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	$—	$42,562	$637,963	$686,486
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	314,146	915,594	3,020,990	3,975,937
LVIP Vanguard Domestic Equity ETF Fund - Service Class	68,624	721,013	3,345,883	3,971,739
LVIP Vanguard International Equity ETF Fund - Service Class	—	58,997	1,375,540	1,492,733
LVIP Wellington Capital Growth Fund - Service Class	1,236,038	2,358,965	2,274,742	4,466,948
LVIP Wellington Mid-Cap Value Fund - Service Class	434,218	483,167	(117,667)	311,855
LVIP Western Asset Core Bond Fund - Service Class	—	290,789	1,063,629	1,535,245
MFS® VIT Growth Series - Initial Class	5,239	10,567	12,495	21,932
MFS® VIT Growth Series - Service Class	1,082,784	1,751,751	2,217,643	3,757,796
MFS® VIT Total Return Series - Initial Class	3,915	2,044	6,504	9,740
MFS® VIT Total Return Series - Service Class	192,391	179,738	358,072	579,758
MFS® VIT Utilities Series - Initial Class	5,132	6,449	(206)	8,327
MFS® VIT Utilities Series - Service Class	273,967	567,962	(201,498)	432,739
MFS® VIT II Core Equity Portfolio - Service Class	1,223	1,318	2,814	3,815
MFS® VIT II International Intrinsic Value Portfolio - Service Class	33,341	77,214	209,108	279,706
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	6,865	6,248	(18,311)	(11,280)
Morgan Stanley VIF Growth Portfolio - Class II	4,626	4,374	20,127	24,063
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	—	(13,565)	(26,474)	(45,454)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(20,174)	10,489	(8,919)
PIMCO VIT All Asset Portfolio - Advisor Class	—	342	13,818	15,810
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(185,212)	18,606	(17,988)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	—	(3,137)	8,717	11,719
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	(10)	3,533	8,898
Putnam VT Equity Income Fund - Class IB	69,858	(4,371)	36,276	41,396
Putnam VT George Putnam Balanced Fund - Class IB	302,880	392,204	479,362	843,229
Putnam VT Global Health Care Fund - Class IB	76,535	73,085	96,181	163,408
Putnam VT Income Fund - Class IB	4,009	7,978	(2,954)	19,170
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(1,691)	(18,731)	(24,138)
QS Variable Conservative Growth - Class II	21,765	(1,298)	62,165	61,060
Rational Trend Aggregation VA Fund	—	(22)	546	295
SEI VP Market Growth Strategy Fund - Class III	1,608	(168)	—	(130)
SEI VP Market Plus Strategy Fund - Class III	32	256	(288)	(51)
Templeton Foreign VIP Fund - Class 4	—	(8,437)	5,375	(450)
Templeton Global Bond VIP Fund - Class 2	—	(149,687)	(627,020)	(409,195)
Templeton Global Bond VIP Fund - Class 4	—	(26,577)	(163,011)	(94,716)
Templeton Growth VIP Fund - Class 2	—	(53,084)	89,268	54,088
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(7,223)	173,178	164,203
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	(8,429)	10,017	8,643

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2019 and 2020

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Global Opportunity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,000,276	$319,512	$8,703,305	$178,981	$141,839	$1,379,139	$377,255
Changes From Operations:
• Net investment income (loss)	(33,020)	(4,820)	(128,554)	1,811	(2,674)	12,106	(1,999)
• Net realized gain (loss) on investments	239,471	55,063	996,929	(1,097)	4,666	42,752	24,083
• Net change in unrealized appreciation or depreciation on investments	331,252	40,373	677,135	37,816	74,209	100,323	9,751
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	537,703	90,616	1,545,510	38,530	76,201	155,181	31,835
Change From Unit Transactions:
• Net unit transactions	(71,947)	(77,876)	(399,328)	73,090	180,629	(1,534,320)	(409,090)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(71,947)	(77,876)	(399,328)	73,090	180,629	(1,534,320)	(409,090)
TOTAL INCREASE (DECREASE) IN NET ASSETS	465,756	12,740	1,146,182	111,620	256,830	(1,379,139)	(377,255)
NET ASSETS AT DECEMBER 31, 2019	2,466,032	332,252	9,849,487	290,601	398,669	—	—
Changes From Operations:
• Net investment income (loss)	(29,241)	(5,476)	(73,391)	3,443	38,925	—	—
• Net realized gain (loss) on investments	387,147	36,263	(142,375)	(23,869)	(5,199)	—	—
• Net change in unrealized appreciation or depreciation on investments	456,822	76,776	427,148	(56,270)	(18,906)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	814,728	107,563	211,382	(76,696)	14,820	—	—
Change From Unit Transactions:
• Net unit transactions	(200,757)	(19,704)	(610,397)	(9,258)	4,324	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(200,757)	(19,704)	(610,397)	(9,258)	4,324	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	613,971	87,859	(399,015)	(85,954)	19,144	—	—
NET ASSETS AT DECEMBER 31, 2020	$3,080,003	$420,111	$9,450,472	$204,647	$417,813	$—	$—

See accompanying notes.

	American Century VP Balanced Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2019	$6,434,476	$—	$1,469,479	$4,434	$7,751,797	$87,872
Changes From Operations:
• Net investment income (loss)	(12,860)	138	1,334	75	66,957	535
• Net realized gain (loss) on investments	273,390	2	97,909	255	490,668	5,993
• Net change in unrealized appreciation or depreciation on investments	1,018,951	1,578	401,192	587	1,067,528	9,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,279,481	1,718	500,435	917	1,625,153	16,380
Change From Unit Transactions:
• Net unit transactions	2,447,112	14,958	888,289	(70)	2,328,342	(11,285)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,447,112	14,958	888,289	(70)	2,328,342	(11,285)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,726,593	16,676	1,388,724	847	3,953,495	5,095
NET ASSETS AT DECEMBER 31, 2019	10,161,069	16,676	2,858,203	5,281	11,705,292	92,967
Changes From Operations:
• Net investment income (loss)	(57,762)	161	(5,779)	73	34,425	262
• Net realized gain (loss) on investments	453,036	141	22,979	35	145,823	(696)
• Net change in unrealized appreciation or depreciation on investments	686,802	(101)	129,112	581	1,179,469	10,275
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,082,076	201	146,312	689	1,359,717	9,841
Change From Unit Transactions:
• Net unit transactions	237,510	(1,318)	821,280	299	1,304,679	(5,149)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	237,510	(1,318)	821,280	299	1,304,679	(5,149)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,319,586	(1,117)	967,592	988	2,664,396	4,692
NET ASSETS AT DECEMBER 31, 2020	$11,480,655	$15,559	$3,825,795	$6,269	$14,369,688	$97,659

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Capital World Bond Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2019	$852,021	$42,717	$13,873	$1,333,668	$51,233	$66,188	$9,731,881
Changes From Operations:
• Net investment income (loss)	7,550	368	380	21,560	776	383	(67,678)
• Net realized gain (loss) on investments	72,929	(1,032)	1	(1,679)	13	4,253	975,872
• Net change in unrealized appreciation or depreciation on investments	89,805	2,408	2,032	208,675	3,402	6,188	2,051,943
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	170,284	1,744	2,413	228,556	4,191	10,824	2,960,137
Change From Unit Transactions:
• Net unit transactions	20,924	(24,986)	—	199,810	14,536	(45,810)	(1,887,350)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,924	(24,986)	—	199,810	14,536	(45,810)	(1,887,350)
TOTAL INCREASE (DECREASE) IN NET ASSETS	191,208	(23,242)	2,413	428,366	18,727	(34,986)	1,072,787
NET ASSETS AT DECEMBER 31, 2019	1,043,229	19,475	16,286	1,762,034	69,960	31,202	10,804,668
Changes From Operations:
• Net investment income (loss)	5,645	474	376	22,120	718	394	(146,201)
• Net realized gain (loss) on investments	2,234	332	38	(17,946)	1,353	957	1,070,704
• Net change in unrealized appreciation or depreciation on investments	99,190	1,166	144	23,214	5,508	4,255	1,773,353
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	107,069	1,972	558	27,388	7,579	5,606	2,697,856
Change From Unit Transactions:
• Net unit transactions	183,100	8,513	(1,350)	(41,170)	14,394	12,760	(1,937,693)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	183,100	8,513	(1,350)	(41,170)	14,394	12,760	(1,937,693)
TOTAL INCREASE (DECREASE) IN NET ASSETS	290,169	10,485	(792)	(13,782)	21,973	18,366	760,163
NET ASSETS AT DECEMBER 31, 2020	$1,333,398	$29,960	$15,494	$1,748,252	$91,933	$49,568	$11,564,831
See accompanying notes.

	American Funds Global Growth Fund - Class 4 Subaccount	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,807,053	$23,526	$6,918,718	$449,186	$85,089	$48,962,852
Changes From Operations:
• Net investment income (loss)	(6,289)	(67)	(103,599)	(6,332)	449	(510,979)
• Net realized gain (loss) on investments	208,341	1,901	657,112	35,681	11,243	7,007,343
• Net change in unrealized appreciation or depreciation on investments	742,459	6,282	1,386,265	103,305	16,564	6,655,358
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	944,511	8,116	1,939,778	132,654	28,256	13,151,722
Change From Unit Transactions:
• Net unit transactions	56,414	7,200	(1,078,739)	11,060	19,283	(7,250,811)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	56,414	7,200	(1,078,739)	11,060	19,283	(7,250,811)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,000,925	15,316	861,039	143,714	47,539	5,900,911
NET ASSETS AT DECEMBER 31, 2019	3,807,978	38,842	7,779,757	592,900	132,628	54,863,763
Changes From Operations:
• Net investment income (loss)	(40,663)	(194)	(98,701)	(6,035)	(124)	(755,137)
• Net realized gain (loss) on investments	192,239	2,530	719,232	39,366	4,767	6,202,342
• Net change in unrealized appreciation or depreciation on investments	1,009,836	11,399	1,386,315	115,865	70,033	17,472,527
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,161,412	13,735	2,006,846	149,196	74,676	22,919,732
Change From Unit Transactions:
• Net unit transactions	544,521	7,200	(1,040,601)	(50,338)	17,031	(14,390,847)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	544,521	7,200	(1,040,601)	(50,338)	17,031	(14,390,847)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,705,933	20,935	966,245	98,858	91,707	8,528,885
NET ASSETS AT DECEMBER 31, 2020	$5,513,911	$59,777	$8,746,002	$691,758	$224,335	$63,392,648

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth- Income Fund - Class 1 Subaccount	American Funds Growth- Income Fund - Class 2 Subaccount	American Funds Growth- Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2019	$4,643,971	$165,787	$50,482,845	$3,252,457	$36,219	$93,664	$17,368,643
Changes From Operations:
• Net investment income (loss)	(31,066)	2,598	(13,116)	15,113	2,853	391	(42,920)
• Net realized gain (loss) on investments	633,460	20,012	6,553,319	411,951	(6)	506	629,465
• Net change in unrealized appreciation or depreciation on investments	835,847	22,865	5,029,575	435,857	1,935	16,048	2,870,241
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,438,241	45,475	11,569,778	862,921	4,782	16,945	3,456,786
Change From Unit Transactions:
• Net unit transactions	723,334	33,498	(6,179,956)	592,936	10,801	(29,755)	(2,249,582)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	723,334	33,498	(6,179,956)	592,936	10,801	(29,755)	(2,249,582)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,161,575	78,973	5,389,822	1,455,857	15,583	(12,810)	1,207,204
NET ASSETS AT DECEMBER 31, 2019	6,805,546	244,760	55,872,667	4,708,314	51,802	80,854	18,575,847
Changes From Operations:
• Net investment income (loss)	(75,787)	2,432	(165,669)	1,328	4,944	(172)	(166,311)
• Net realized gain (loss) on investments	465,593	6,619	2,640,320	67,534	(20)	442	163,134
• Net change in unrealized appreciation or depreciation on investments	3,256,474	29,396	3,119,680	458,973	61	12,835	2,133,158
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,646,280	38,447	5,594,331	527,835	4,985	13,105	2,129,981
Change From Unit Transactions:
• Net unit transactions	1,309,611	35,356	(7,540,058)	384,379	10,800	669	(1,372,125)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,309,611	35,356	(7,540,058)	384,379	10,800	669	(1,372,125)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,955,891	73,803	(1,945,727)	912,214	15,785	13,774	757,856
NET ASSETS AT DECEMBER 31, 2020	$11,761,437	$318,563	$53,926,940	$5,620,528	$67,587	$94,628	$19,333,703

See accompanying notes.

	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,373,816	$34,212	$14,583,947	$258,087	$37,803	$1,135,621
Changes From Operations:
• Net investment income (loss)	810	1,040	145,213	1,878	106	(5,274)
• Net realized gain (loss) on investments	89,126	489	763,305	(1,120)	2,049	81,646
• Net change in unrealized appreciation or depreciation on investments	434,913	7,121	1,607,862	7,606	7,687	241,383
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	524,849	8,650	2,516,380	8,364	9,842	317,755
Change From Unit Transactions:
• Net unit transactions	201,304	10,801	1,894,600	(64,625)	(3,184)	13,856
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	201,304	10,801	1,894,600	(64,625)	(3,184)	13,856
TOTAL INCREASE (DECREASE) IN NET ASSETS	726,153	19,451	4,410,980	(56,261)	6,658	331,611
NET ASSETS AT DECEMBER 31, 2019	3,099,969	53,663	18,994,927	201,826	44,461	1,467,232
Changes From Operations:
• Net investment income (loss)	(21,943)	670	16,542	(238)	(311)	(16,577)
• Net realized gain (loss) on investments	4,318	(6)	759,289	992	1,172	49,239
• Net change in unrealized appreciation or depreciation on investments	414,667	4,543	46,217	9,115	11,244	278,124
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	397,042	5,207	822,048	9,869	12,105	310,786
Change From Unit Transactions:
• Net unit transactions	160,844	10,800	(540,827)	41,861	4,536	(50,886)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	160,844	10,800	(540,827)	41,861	4,536	(50,886)
TOTAL INCREASE (DECREASE) IN NET ASSETS	557,886	16,007	281,221	51,730	16,641	259,900
NET ASSETS AT DECEMBER 31, 2020	$3,657,855	$69,670	$19,276,148	$253,556	$61,102	$1,727,132

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2019	$29,683	$47,366,584	$604,456	$6,328,933	$1,755,297	$7,400	$69,677
Changes From Operations:
• Net investment income (loss)	216	(195,688)	(3,731)	(137,274)	(22,505)	(14)	5,458
• Net realized gain (loss) on investments	1,123	1,897,747	11,984	701,333	44,349	(8)	(7,352)
• Net change in unrealized appreciation or depreciation on investments	3,771	5,586,943	141,115	1,725,813	537,490	510	5,028
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,110	7,289,002	149,368	2,289,872	559,334	488	3,134
Change From Unit Transactions:
• Net unit transactions	57	(3,471,808)	95,463	5,086,792	99,935	(3)	41,962
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	57	(3,471,808)	95,463	5,086,792	99,935	(3)	41,962
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,167	3,817,194	244,831	7,376,664	659,269	485	45,096
NET ASSETS AT DECEMBER 31, 2019	34,850	51,183,778	849,287	13,705,597	2,414,566	7,885	114,773
Changes From Operations:
• Net investment income (loss)	223	(182,101)	(6,026)	(222,821)	(34,501)	3,373	8,255
• Net realized gain (loss) on investments	2,208	3,552,837	73,439	1,253,600	62,093	(523)	(30,106)
• Net change in unrealized appreciation or depreciation on investments	4,467	5,598,523	46,581	2,920,908	370,347	(1,532)	16,168
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,898	8,969,259	113,994	3,951,687	397,939	1,318	(5,683)
Change From Unit Transactions:
• Net unit transactions	(2,344)	(4,626,432)	(163,423)	388,717	200,368	(1,528)	350,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,344)	(4,626,432)	(163,423)	388,717	200,368	(1,528)	350,674
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,554	4,342,827	(49,429)	4,340,404	598,307	(210)	344,991
NET ASSETS AT DECEMBER 31, 2020	$39,404	$55,526,605	$799,858	$18,046,001	$3,012,873	$7,675	$459,764

See accompanying notes.

	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP® High Yield Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$127,734	$95,346,289	$131,843	$14,151,267	$4,895,514	$209,757
Changes From Operations:
• Net investment income (loss)	4,494	1,099,770	2,905	(185,428)	232,277	10,769
• Net realized gain (loss) on investments	(165)	(128,222)	(119)	544,762	(67,884)	(1,111)
• Net change in unrealized appreciation or depreciation on investments	9,940	7,272,310	10,685	2,421,414	495,396	19,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,269	8,243,858	13,471	2,780,748	659,789	29,042
Change From Unit Transactions:
• Net unit transactions	172,017	7,773,247	29,983	(1,200,302)	(611,854)	(33,894)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	172,017	7,773,247	29,983	(1,200,302)	(611,854)	(33,894)
TOTAL INCREASE (DECREASE) IN NET ASSETS	186,286	16,017,105	43,454	1,580,446	47,935	(4,852)
NET ASSETS AT DECEMBER 31, 2019	314,020	111,363,394	175,297	15,731,713	4,943,449	204,905
Changes From Operations:
• Net investment income (loss)	7,148	924,294	3,340	(171,645)	188,103	8,810
• Net realized gain (loss) on investments	12,840	612,283	(10)	764,369	(75,021)	(989)
• Net change in unrealized appreciation or depreciation on investments	9,523	7,563,473	15,019	2,847,816	107,833	2,707
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,511	9,100,050	18,349	3,440,540	220,915	10,528
Change From Unit Transactions:
• Net unit transactions	(57,888)	(1,246,205)	26,763	(1,490,365)	(353,914)	(14,096)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(57,888)	(1,246,205)	26,763	(1,490,365)	(353,914)	(14,096)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,377)	7,853,845	45,112	1,950,175	(132,999)	(3,568)
NET ASSETS AT DECEMBER 31, 2020	$285,643	$119,217,239	$220,409	$17,681,888	$4,810,450	$201,337

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$41,310,837	$18,697	$8,838,348	$425,837	$17,637,845	$455,813	$8,091,427
Changes From Operations:
• Net investment income (loss)	362,074	151	30,383	3,458	(186,669)	(1,714)	(113,114)
• Net realized gain (loss) on investments	(77,452)	(306)	77,906	2,164	1,570,089	37,168	181,070
• Net change in unrealized appreciation or depreciation on investments	1,034,128	505	2,038,628	98,527	3,171,953	80,507	2,037,499
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,318,750	350	2,146,917	104,149	4,555,373	115,961	2,105,455
Change From Unit Transactions:
• Net unit transactions	965,034	(11,901)	(255,275)	(37,164)	156,111	(46,011)	(1,078,489)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	965,034	(11,901)	(255,275)	(37,164)	156,111	(46,011)	(1,078,489)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,283,784	(11,551)	1,891,642	66,985	4,711,484	69,950	1,026,966
NET ASSETS AT DECEMBER 31, 2019	43,594,621	7,146	10,729,990	492,822	22,349,329	525,763	9,118,393
Changes From Operations:
• Net investment income (loss)	(17,216)	98	10,876	3,054	(127,080)	(203)	(101,726)
• Net realized gain (loss) on investments	20,844	7	282,882	9,519	760,014	17,221	(107,783)
• Net change in unrealized appreciation or depreciation on investments	1,030,019	197	(1,549,144)	(75,650)	(198,153)	(38,672)	993,016
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,033,647	302	(1,255,386)	(63,077)	434,781	(21,654)	783,507
Change From Unit Transactions:
• Net unit transactions	687,069	4,343	(22,525)	(78,899)	2,040,984	(14,997)	(741,542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	687,069	4,343	(22,525)	(78,899)	2,040,984	(14,997)	(741,542)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,720,716	4,645	(1,277,911)	(141,976)	2,475,765	(36,651)	41,965
NET ASSETS AT DECEMBER 31, 2020	$45,315,337	$11,791	$9,452,079	$350,846	$24,825,094	$489,112	$9,160,358

See accompanying notes.

	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount
NET ASSETS AT JANUARY 1, 2019	$323,336	$6,233,111	$12,437,570	$32,926	$15,832	$4,096,057
Changes From Operations:
• Net investment income (loss)	(3,159)	(101,170)	(12,952)	191	539	86,036
• Net realized gain (loss) on investments	17,568	1,129,153	1,142,643	3,720	(11)	(16,824)
• Net change in unrealized appreciation or depreciation on investments	74,298	512,252	1,099,063	4,206	1,678	435,388
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,707	1,540,235	2,228,754	8,117	2,206	504,600
Change From Unit Transactions:
• Net unit transactions	(15,827)	(597,998)	(610,435)	15,224	65	(258,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,827)	(597,998)	(610,435)	15,224	65	(258,508)
TOTAL INCREASE (DECREASE) IN NET ASSETS	72,880	942,237	1,618,319	23,341	2,271	246,092
NET ASSETS AT DECEMBER 31, 2019	396,216	7,175,348	14,055,889	56,267	18,103	4,342,149
Changes From Operations:
• Net investment income (loss)	(2,914)	(112,322)	32,557	384	356	39,113
• Net realized gain (loss) on investments	3,142	683,736	442,776	1,342	(56)	(45,600)
• Net change in unrealized appreciation or depreciation on investments	34,237	2,284,011	(753,460)	(3,258)	547	110,696
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,465	2,855,425	(278,127)	(1,532)	847	104,209
Change From Unit Transactions:
• Net unit transactions	(20,691)	(920,225)	(1,050,155)	(7,937)	(1,115)	(642,509)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(20,691)	(920,225)	(1,050,155)	(7,937)	(1,115)	(642,509)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,774	1,935,200	(1,328,282)	(9,469)	(268)	(538,300)
NET ASSETS AT DECEMBER 31, 2020	$409,990	$9,110,548	$12,727,607	$46,798	$17,835	$3,803,849

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Service Class 2 Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$717,438	$303,859	$1,705,078	$—	$48,489,445	$881,064	$207,325
Changes From Operations:
• Net investment income (loss)	4,452	(1,695)	77,355	16,579	(812,261)	3,818	(2,781)
• Net realized gain (loss) on investments	88,139	31,500	(4,285)	4,837	7,027,321	64,072	14,695
• Net change in unrealized appreciation or depreciation on investments	92,466	40,575	49,633	110,714	7,996,836	105,325	55,027
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	185,057	70,380	122,703	132,130	14,211,896	173,215	66,941
Change From Unit Transactions:
• Net unit transactions	(206,895)	(9,054)	96,456	2,256,449	860,506	446,458	(1,839)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(206,895)	(9,054)	96,456	2,256,449	860,506	446,458	(1,839)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,838)	61,326	219,159	2,388,579	15,072,402	619,673	65,102
NET ASSETS AT DECEMBER 31, 2019	695,600	365,185	1,924,237	2,388,579	63,561,847	1,500,737	272,427
Changes From Operations:
• Net investment income (loss)	771	(1,294)	21,858	6,553	(1,025,885)	(6,696)	(4,113)
• Net realized gain (loss) on investments	59,967	33,105	(99,685)	112,619	3,036,576	31,657	29,671
• Net change in unrealized appreciation or depreciation on investments	40,889	20,387	7,088	1,394,827	14,944,406	139,549	87,617
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,627	52,198	(70,739)	1,513,999	16,955,097	164,510	113,175
Change From Unit Transactions:
• Net unit transactions	(76,590)	(51,230)	(1,521,398)	6,379,751	(4,685,406)	(83,464)	(2,504)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(76,590)	(51,230)	(1,521,398)	6,379,751	(4,685,406)	(83,464)	(2,504)
TOTAL INCREASE (DECREASE) IN NET ASSETS	25,037	968	(1,592,137)	7,893,750	12,269,691	81,046	110,671
NET ASSETS AT DECEMBER 31, 2020	$720,637	$366,153	$332,100	$10,282,329	$75,831,538	$1,581,783	$383,098

See accompanying notes.

	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Capital Strength Portfolio - Class I Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2019	$10,879,560	$31,840,805	$1,006,580	$—	$398,000	$296,612
Changes From Operations:
• Net investment income (loss)	(184,410)	(350,095)	26,216	—	(2,676)	4,317
• Net realized gain (loss) on investments	1,092,097	3,677,230	4,757	—	10,898	727
• Net change in unrealized appreciation or depreciation on investments	2,467,531	3,491,103	68,201	—	74,654	39,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,375,218	6,818,238	99,174	—	82,876	44,897
Change From Unit Transactions:
• Net unit transactions	(810,202)	375,974	212,106	—	31,487	41,634
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(810,202)	375,974	212,106	—	31,487	41,634
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,565,016	7,194,212	311,280	—	114,363	86,531
NET ASSETS AT DECEMBER 31, 2019	13,444,576	39,035,017	1,317,860	—	512,363	383,143
Changes From Operations:
• Net investment income (loss)	(239,919)	(445,204)	30,174	(1,924)	(3,355)	4,029
• Net realized gain (loss) on investments	2,479,655	(415,056)	12,728	39,336	652	4,722
• Net change in unrealized appreciation or depreciation on investments	3,732,297	6,954,674	49,973	5,614	53,994	(3,182)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,972,033	6,094,414	92,875	43,026	51,291	5,569
Change From Unit Transactions:
• Net unit transactions	2,649,213	(3,982,306)	159,720	99,475	595	36,467
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,649,213	(3,982,306)	159,720	99,475	595	36,467
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,621,246	2,112,108	252,595	142,501	51,886	42,036
NET ASSETS AT DECEMBER 31, 2020	$22,065,822	$41,147,125	$1,570,455	$142,501	$564,249	$425,179

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount	Franklin Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2019	$10,638,744	$442,235	$26,000,575	$3,945,558	$13,690,408	$1,277,481	$643,903
Changes From Operations:
• Net investment income (loss)	40,869	10,977	985,460	199,628	35,609	9,320	(442)
• Net realized gain (loss) on investments	501,308	28,768	555,566	85,755	1,444,842	198,540	132,793
• Net change in unrealized appreciation or depreciation on investments	1,592,094	40,754	2,027,117	377,100	1,251,572	134,546	78,686
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,134,271	80,499	3,568,143	662,483	2,732,023	342,406	211,037
Change From Unit Transactions:
• Net unit transactions	2,216,068	(6,192)	(2,424,928)	2,192,859	(1,412,752)	890,450	348,732
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,216,068	(6,192)	(2,424,928)	2,192,859	(1,412,752)	890,450	348,732
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,350,339	74,307	1,143,215	2,855,342	1,319,271	1,232,856	559,769
NET ASSETS AT DECEMBER 31, 2019	14,989,083	516,542	27,143,790	6,800,900	15,009,679	2,510,337	1,203,672
Changes From Operations:
• Net investment income (loss)	20,539	314	973,164	276,003	171,149	41,507	1,325
• Net realized gain (loss) on investments	445,971	158,865	(259,753)	(83,529)	164,610	78,635	33,670
• Net change in unrealized appreciation or depreciation on investments	465,008	(90,778)	(1,143,112)	(174,281)	(1,084,556)	(147,602)	94,165
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	931,518	68,401	(429,701)	18,193	(748,797)	(27,460)	129,160
Change From Unit Transactions:
• Net unit transactions	74,913	167,333	(3,186,763)	944,051	(414,748)	749,924	(171,856)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	74,913	167,333	(3,186,763)	944,051	(414,748)	749,924	(171,856)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,006,431	235,734	(3,616,464)	962,244	(1,163,545)	722,464	(42,696)
NET ASSETS AT DECEMBER 31, 2020	$15,995,514	$752,276	$23,527,326	$7,763,144	$13,846,134	$3,232,801	$1,160,976

See accompanying notes.

	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Guggenheim VT Long Short Equity Subaccount
NET ASSETS AT JANUARY 1, 2019	$185,342	$410,550	$103,908	$1,254,295	$198,921	$279,132
Changes From Operations:
• Net investment income (loss)	(610)	(5,917)	673	2,573	3,157	(1,982)
• Net realized gain (loss) on investments	31,030	69,182	—	29,985	(475)	(1,929)
• Net change in unrealized appreciation or depreciation on investments	14,930	61,666	—	263,171	12,204	16,359
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,350	124,931	673	295,729	14,886	12,448
Change From Unit Transactions:
• Net unit transactions	15,990	43,149	349,407	(141,373)	12,947	27,533
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	15,990	43,149	349,407	(141,373)	12,947	27,533
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,340	168,080	350,080	154,356	27,833	39,981
NET ASSETS AT DECEMBER 31, 2019	246,682	578,630	453,988	1,408,651	226,754	319,113
Changes From Operations:
• Net investment income (loss)	350	(9,091)	(2,262)	2,050	461	(942)
• Net realized gain (loss) on investments	10,625	116,686	—	8,755	(7,717)	(12,581)
• Net change in unrealized appreciation or depreciation on investments	5,249	259,179	—	59,012	13,661	28,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,224	366,774	(2,262)	69,817	6,405	14,913
Change From Unit Transactions:
• Net unit transactions	48,400	128,373	(232,301)	7,954	(120,138)	(79,433)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	48,400	128,373	(232,301)	7,954	(120,138)	(79,433)
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,624	495,147	(234,563)	77,771	(113,733)	(64,520)
NET ASSETS AT DECEMBER 31, 2020	$311,306	$1,073,777	$219,425	$1,486,422	$113,021	$254,593

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco Oppenheimer V.I. Global Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2019	$136,823	$498,896	$224,189	$668,679	$260,428	$89,611	$87,700
Changes From Operations:
• Net investment income (loss)	1,842	(748)	(611)	(4,463)	(3,362)	(1,918)	(904)
• Net realized gain (loss) on investments	90	65,365	41,060	32,563	18,480	17,200	8,522
• Net change in unrealized appreciation or depreciation on investments	3,396	81,645	25,755	143,034	48,698	15,145	9,097
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,328	146,262	66,204	171,134	63,816	30,427	16,715
Change From Unit Transactions:
• Net unit transactions	7,944	39,830	(19,465)	(45,964)	40,544	(3,217)	(35,927)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,944	39,830	(19,465)	(45,964)	40,544	(3,217)	(35,927)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,272	186,092	46,739	125,170	104,360	27,210	(19,212)
NET ASSETS AT DECEMBER 31, 2019	150,095	684,988	270,928	793,849	364,788	116,821	68,488
Changes From Operations:
• Net investment income (loss)	1,824	(4,522)	(1,163)	(5,009)	(2,839)	(2,160)	(866)
• Net realized gain (loss) on investments	849	58,547	16,759	10,160	6,584	15,899	8,281
• Net change in unrealized appreciation or depreciation on investments	7,001	94,255	51,603	149,021	94,802	30,581	9,467
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,674	148,280	67,199	154,172	98,547	44,320	16,882
Change From Unit Transactions:
• Net unit transactions	256,366	73,160	(24,417)	(23,757)	31,693	(13,988)	(52,365)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	256,366	73,160	(24,417)	(23,757)	31,693	(13,988)	(52,365)
TOTAL INCREASE (DECREASE) IN NET ASSETS	266,040	221,440	42,782	130,415	130,240	30,332	(35,483)
NET ASSETS AT DECEMBER 31, 2020	$416,135	$906,428	$313,710	$924,264	$495,028	$147,153	$33,005
See accompanying notes.

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2019	$638,562	$87,179	$95,003	$636,643	$7,825,820	$523,081
Changes From Operations:
• Net investment income (loss)	(8,543)	384	(478)	10,928	4,145	7,643
• Net realized gain (loss) on investments	(15,917)	10,998	13,250	42,023	259,468	44,384
• Net change in unrealized appreciation or depreciation on investments	99,524	8,887	12,768	93,850	2,070,582	48,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,064	20,269	25,540	146,801	2,334,195	100,327
Change From Unit Transactions:
• Net unit transactions	(113,703)	(2,790)	(2,159)	(44,073)	2,882,747	33,583
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(113,703)	(2,790)	(2,159)	(44,073)	2,882,747	33,583
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,639)	17,479	23,381	102,728	5,216,942	133,910
NET ASSETS AT DECEMBER 31, 2019	599,923	104,658	118,384	739,371	13,042,762	656,991
Changes From Operations:
• Net investment income (loss)	22,910	908	(37)	10,599	(37,646)	7,148
• Net realized gain (loss) on investments	18,758	(2,263)	28,379	(9,190)	321,716	27,968
• Net change in unrealized appreciation or depreciation on investments	(8,411)	(855)	(14,482)	(31,606)	1,527,959	21,942
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,257	(2,210)	13,860	(30,197)	1,812,029	57,058
Change From Unit Transactions:
• Net unit transactions	(223,897)	(16,069)	(2,393)	10,661	989,266	8,287
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(223,897)	(16,069)	(2,393)	10,661	989,266	8,287
TOTAL INCREASE (DECREASE) IN NET ASSETS	(190,640)	(18,279)	11,467	(19,536)	2,801,295	65,345
NET ASSETS AT DECEMBER 31, 2020	$409,283	$86,379	$129,851	$719,835	$15,844,057	$722,336

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Ivy VIP Energy Portfolio - Class II Subaccount	Ivy VIP High Income Portfolio - Class II Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount	Ivy VIP Science and Technology Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2019	$6,667	$2,158,350	$533,219	$130,836	$747,956	$553,034	$1,262,038
Changes From Operations:
• Net investment income (loss)	16	(2,927)	5,164	(1,632)	42,392	(9,801)	(16,127)
• Net realized gain (loss) on investments	498	207,531	17,513	(6,009)	383	147,357	251,863
• Net change in unrealized appreciation or depreciation on investments	1,271	428,166	72,826	13,656	30,921	94,056	439,504
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,785	632,770	95,503	6,015	73,696	231,612	675,240
Change From Unit Transactions:
• Net unit transactions	—	621,462	(67,827)	1,094	4,217	196,505	542,902
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	621,462	(67,827)	1,094	4,217	196,505	542,902
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,785	1,254,232	27,676	7,109	77,913	428,117	1,218,142
NET ASSETS AT DECEMBER 31, 2019	8,452	3,412,582	560,895	137,945	825,869	981,151	2,480,180
Changes From Operations:
• Net investment income (loss)	84	22,310	5,549	858	62,263	(21,497)	(29,135)
• Net realized gain (loss) on investments	188	94,409	8,560	(34,133)	(8,495)	222,526	443,560
• Net change in unrealized appreciation or depreciation on investments	778	328,435	64,833	(7,810)	24,335	756,367	566,157
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,050	445,154	78,942	(41,085)	78,103	957,396	980,582
Change From Unit Transactions:
• Net unit transactions	—	147,552	41,684	9,034	204,249	838,876	343,348
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	147,552	41,684	9,034	204,249	838,876	343,348
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,050	592,706	120,626	(32,051)	282,352	1,796,272	1,323,930
NET ASSETS AT DECEMBER 31, 2020	$9,502	$4,005,288	$681,521	$105,894	$1,108,221	$2,777,423	$3,804,110

See accompanying notes.

	Ivy VIP Small Cap Growth Portfolio - Class II Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2019	$329,260	$704,690	$277,766	$12,326	$5,278,494	$322,842
Changes From Operations:
• Net investment income (loss)	(3,485)	141	(5,139)	(89)	49,264	2,614
• Net realized gain (loss) on investments	28,416	103,600	43,084	1,140	40,871	1,050
• Net change in unrealized appreciation or depreciation on investments	46,640	20,497	52,109	2,232	303,030	44,245
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,571	124,238	90,054	3,283	393,165	47,909
Change From Unit Transactions:
• Net unit transactions	(42,843)	(274,001)	(15,934)	(350)	4,526,978	(8,735)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(42,843)	(274,001)	(15,934)	(350)	4,526,978	(8,735)
TOTAL INCREASE (DECREASE) IN NET ASSETS	28,728	(149,763)	74,120	2,933	4,920,143	39,174
NET ASSETS AT DECEMBER 31, 2019	357,988	554,927	351,886	15,259	10,198,637	362,016
Changes From Operations:
• Net investment income (loss)	(4,247)	(805)	(5,284)	(144)	46,090	2,013
• Net realized gain (loss) on investments	(17,885)	35,223	36,381	1,305	239,697	9,716
• Net change in unrealized appreciation or depreciation on investments	169,382	18,896	29,866	1,733	459,934	41,760
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	147,250	53,314	60,963	2,894	745,721	53,489
Change From Unit Transactions:
• Net unit transactions	327,969	(103,911)	(17,314)	(159)	3,358,442	(4,838)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	327,969	(103,911)	(17,314)	(159)	3,358,442	(4,838)
TOTAL INCREASE (DECREASE) IN NET ASSETS	475,219	(50,597)	43,649	2,735	4,104,163	48,651
NET ASSETS AT DECEMBER 31, 2020	$833,207	$504,330	$395,535	$17,994	$14,302,800	$410,667

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$181,525	$62,626	$939,518	$544,193	$72,028	$965,547	$3,781,359
Changes From Operations:
• Net investment income (loss)	3,021	1,320	68,382	(9,279)	275	28,688	43,745
• Net realized gain (loss) on investments	4,540	85	3,212	120,234	1,854	43	168,585
• Net change in unrealized appreciation or depreciation on investments	17,019	11,736	62,080	42,424	12,387	10,666	395,024
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,580	13,141	133,674	153,379	14,516	39,397	607,354
Change From Unit Transactions:
• Net unit transactions	56,340	(607)	1,209,810	470,648	(2,371)	319,847	300,003
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	56,340	(607)	1,209,810	470,648	(2,371)	319,847	300,003
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,920	12,534	1,343,484	624,027	12,145	359,244	907,357
NET ASSETS AT DECEMBER 31, 2019	262,445	75,160	2,283,002	1,168,220	84,173	1,324,791	4,688,716
Changes From Operations:
• Net investment income (loss)	8,878	667	26,114	(16,094)	266	29,221	17,955
• Net realized gain (loss) on investments	(2,286)	580	(57,774)	249,767	(275)	(3,320)	158,596
• Net change in unrealized appreciation or depreciation on investments	14,800	8,019	64,201	662,872	1,233	25,245	479,010
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,392	9,266	32,541	896,545	1,224	51,146	655,561
Change From Unit Transactions:
• Net unit transactions	59,670	(627)	(1,007,785)	86,336	373	454,324	(90,704)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	59,670	(627)	(1,007,785)	86,336	373	454,324	(90,704)
TOTAL INCREASE (DECREASE) IN NET ASSETS	81,062	8,639	(975,244)	982,881	1,597	505,470	564,857
NET ASSETS AT DECEMBER 31, 2020	$343,507	$83,799	$1,307,758	$2,151,101	$85,770	$1,830,261	$5,253,573

See accompanying notes.

	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2019	$7,392	$29,560,549	$2,911,140	$8,635,809	$216,782	$8,589,631
Changes From Operations:
• Net investment income (loss)	154	543,425	25,313	24,358	3,226	(30,303)
• Net realized gain (loss) on investments	299	1,696,466	205,583	787,771	19,969	711,125
• Net change in unrealized appreciation or depreciation on investments	766	5,437,985	188,888	436,527	11,443	2,295,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,219	7,677,876	419,784	1,248,656	34,638	2,976,812
Change From Unit Transactions:
• Net unit transactions	27	2,150,569	(10,715)	(836,681)	(13,354)	1,394,698
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	27	2,150,569	(10,715)	(836,681)	(13,354)	1,394,698
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,246	9,828,445	409,069	411,975	21,284	4,371,510
NET ASSETS AT DECEMBER 31, 2019	8,638	39,388,994	3,320,209	9,047,784	238,066	12,961,141
Changes From Operations:
• Net investment income (loss)	106	(289,715)	6,608	(22,205)	2,005	(208,543)
• Net realized gain (loss) on investments	312	2,507,033	97,330	220,271	6,462	1,050,990
• Net change in unrealized appreciation or depreciation on investments	876	(382,547)	160,242	566,956	14,345	2,522,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,294	1,834,771	264,180	765,022	22,812	3,365,437
Change From Unit Transactions:
• Net unit transactions	(791)	414,488	(82,115)	(541,686)	(13,848)	(362,428)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(791)	414,488	(82,115)	(541,686)	(13,848)	(362,428)
TOTAL INCREASE (DECREASE) IN NET ASSETS	503	2,249,259	182,065	223,336	8,964	3,003,009
NET ASSETS AT DECEMBER 31, 2020	$9,141	$41,638,253	$3,502,274	$9,271,120	$247,030	$15,964,150

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth-Income Fund - Service Class II Subaccount	LVIP American International Fund - Service Class II Subaccount	LVIP American Preservation Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,967,068	$1,433,306	$30,887,240	$29,401,802	$11,789,942	$170,159	$11,761,203
Changes From Operations:
• Net investment income (loss)	(6,246)	13,174	137,583	426,936	(48,792)	975	(249,082)
• Net realized gain (loss) on investments	213,929	90,500	3,425,218	2,153,464	415,714	784	1,064,660
• Net change in unrealized appreciation or depreciation on investments	621,126	156,631	5,960,295	4,995,427	2,109,882	3,215	3,335,004
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	828,809	260,305	9,523,096	7,575,827	2,476,804	4,974	4,150,582
Change From Unit Transactions:
• Net unit transactions	(390,161)	43,541	5,992,808	5,596,382	663,738	(2,376)	1,662,401
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(390,161)	43,541	5,992,808	5,596,382	663,738	(2,376)	1,662,401
TOTAL INCREASE (DECREASE) IN NET ASSETS	438,648	303,846	15,515,904	13,172,209	3,140,542	2,598	5,812,983
NET ASSETS AT DECEMBER 31, 2019	3,405,716	1,737,152	46,403,144	42,574,011	14,930,484	172,757	17,574,186
Changes From Operations:
• Net investment income (loss)	(49,043)	614	(839,144)	(52,291)	(208,762)	6,452	(300,636)
• Net realized gain (loss) on investments	337,751	203,517	6,780,192	3,582,990	288,796	2,397	1,471,938
• Net change in unrealized appreciation or depreciation on investments	475,058	292,757	17,034,040	2,427,815	1,881,305	12,342	4,671,171
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	763,766	496,888	22,975,088	5,958,514	1,961,339	21,191	5,842,473
Change From Unit Transactions:
• Net unit transactions	(730,574)	511,966	(951,668)	5,148,312	(695,177)	1,199,736	(501,974)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(730,574)	511,966	(951,668)	5,148,312	(695,177)	1,199,736	(501,974)
TOTAL INCREASE (DECREASE) IN NET ASSETS	33,192	1,008,854	22,023,420	11,106,826	1,266,162	1,220,927	5,340,499
NET ASSETS AT DECEMBER 31, 2020	$3,438,908	$2,746,006	$68,426,564	$53,680,837	$16,196,646	$1,393,684	$22,914,685

See accompanying notes.

	LVIP BlackRock Advantage Allocation Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Real Estate Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$331,636	$68,307,118	$78,205,898	$22,969,727	$5,810,628	$53,755,928
Changes From Operations:
• Net investment income (loss)	7,162	591,030	(36,287)	54,753	101,764	197,859
• Net realized gain (loss) on investments	(8,713)	5,365,598	1,296,273	252,467	395,726	(409,981)
• Net change in unrealized appreciation or depreciation on investments	57,927	6,730,757	9,627,500	3,628,281	768,374	2,266,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,376	12,687,385	10,887,486	3,935,501	1,265,864	2,054,154
Change From Unit Transactions:
• Net unit transactions	268,702	32,961,965	(5,445,328)	6,222,979	(738,172)	(2,442,850)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	268,702	32,961,965	(5,445,328)	6,222,979	(738,172)	(2,442,850)
TOTAL INCREASE (DECREASE) IN NET ASSETS	325,078	45,649,350	5,442,158	10,158,480	527,692	(388,696)
NET ASSETS AT DECEMBER 31, 2019	656,714	113,956,468	83,648,056	33,128,207	6,338,320	53,367,232
Changes From Operations:
• Net investment income (loss)	4,801	423,609	6,164	(122,508)	205,585	(759,996)
• Net realized gain (loss) on investments	106,141	287,810	791,507	165,781	152,680	(280,380)
• Net change in unrealized appreciation or depreciation on investments	66,126	(128,363)	5,918,815	108,257	(602,509)	2,677,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	177,068	583,056	6,716,486	151,530	(244,244)	1,636,768
Change From Unit Transactions:
• Net unit transactions	945,154	3,775,651	(5,192,157)	2,606,972	(238,611)	7,926
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	945,154	3,775,651	(5,192,157)	2,606,972	(238,611)	7,926
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,122,222	4,358,707	1,524,329	2,758,502	(482,855)	1,644,694
NET ASSETS AT DECEMBER 31, 2020	$1,778,936	$118,315,175	$85,172,385	$35,886,709	$5,855,465	$55,011,926

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$18,408	$26,560,710	$53,610,948	$136,015	$42,864,184	$4,485	$11,654,017
Changes From Operations:
• Net investment income (loss)	318	45,803	(614,538)	(1,662)	(737,788)	(32)	(66,811)
• Net realized gain (loss) on investments	(20)	641,288	3,094,308	6,727	5,769,492	594	43,350
• Net change in unrealized appreciation or depreciation on investments	661	4,306,754	7,717,914	18,849	4,668,221	509	451,167
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	959	4,993,845	10,197,684	23,914	9,699,925	1,071	427,706
Change From Unit Transactions:
• Net unit transactions	202	10,230,926	6,930,650	(5,111)	(287,419)	(307)	(12,081,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	202	10,230,926	6,930,650	(5,111)	(287,419)	(307)	(12,081,723)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,161	15,224,771	17,128,334	18,803	9,412,506	764	(11,654,017)
NET ASSETS AT DECEMBER 31, 2019	19,569	41,785,481	70,739,282	154,818	52,276,690	5,249	—
Changes From Operations:
• Net investment income (loss)	(96)	(136,780)	(1,013,907)	(2,240)	(823,155)	(36)	—
• Net realized gain (loss) on investments	11	288,958	3,626,016	9,564	2,677,984	151	—
• Net change in unrealized appreciation or depreciation on investments	977	1,044,542	13,248,161	21,411	11,239,808	1,283	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	892	1,196,720	15,860,270	28,735	13,094,637	1,398	—
Change From Unit Transactions:
• Net unit transactions	(488)	10,702,364	3,549,868	(43,201)	(1,555,860)	(148)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(488)	10,702,364	3,549,868	(43,201)	(1,555,860)	(148)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	404	11,899,084	19,410,138	(14,466)	11,538,777	1,250	—
NET ASSETS AT DECEMBER 31, 2020	$19,973	$53,684,565	$90,149,420	$140,352	$63,815,467	$6,499	$—

See accompanying notes.

	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$22,219,402	$4,404	$173,924,136	$3,812,444	$51,120,917	$58,244
Changes From Operations:
• Net investment income (loss)	(37,578)	42	2,484,561	51,713	473,159	1,683
• Net realized gain (loss) on investments	1,339,941	191	1,666,703	36,772	(37,307)	—
• Net change in unrealized appreciation or depreciation on investments	4,033,104	606	8,493,208	183,086	932,032	862
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,335,467	839	12,644,472	271,571	1,367,884	2,545
Change From Unit Transactions:
• Net unit transactions	13,453,539	(59)	14,531,548	(310,835)	936,313	18,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	13,453,539	(59)	14,531,548	(310,835)	936,313	18,000
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,789,006	780	27,176,020	(39,264)	2,304,197	20,545
NET ASSETS AT DECEMBER 31, 2019	41,008,408	5,184	201,100,156	3,773,180	53,425,114	78,789
Changes From Operations:
• Net investment income (loss)	(377,639)	15	1,138,463	26,476	(173,187)	884
• Net realized gain (loss) on investments	2,291,529	295	6,135,932	102,233	(250,337)	(5)
• Net change in unrealized appreciation or depreciation on investments	2,789,716	434	8,115,813	160,168	52,818	(80)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,703,606	744	15,390,208	288,877	(370,706)	799
Change From Unit Transactions:
• Net unit transactions	(3,837,597)	(200)	3,868,143	(140,496)	(3,158,689)	17,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,837,597)	(200)	3,868,143	(140,496)	(3,158,689)	17,999
TOTAL INCREASE (DECREASE) IN NET ASSETS	866,009	544	19,258,351	148,381	(3,529,395)	18,798
NET ASSETS AT DECEMBER 31, 2020	$41,874,417	$5,728	$220,358,507	$3,921,561	$49,895,719	$97,587

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP Delaware Mid Cap Value Fund - Service Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$3,946,385	$3,211,865	$221,787	$1,331,972	$125,491	$4,087,255	$26,601,768
Changes From Operations:
• Net investment income (loss)	(31,166)	10,383	1,097	12,801	1,747	35,355	304,704
• Net realized gain (loss) on investments	555,654	223,800	16,231	35,967	4,654	(52,517)	(42,040)
• Net change in unrealized appreciation or depreciation on investments	671,500	740,865	45,680	133,924	10,617	852,314	3,936,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,195,988	975,048	63,008	182,692	17,018	835,152	4,198,807
Change From Unit Transactions:
• Net unit transactions	1,197,987	155,777	(28,487)	(49,561)	(9,553)	1,117,513	3,218,341
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,197,987	155,777	(28,487)	(49,561)	(9,553)	1,117,513	3,218,341
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,393,975	1,130,825	34,521	133,131	7,465	1,952,665	7,417,148
NET ASSETS AT DECEMBER 31, 2019	6,340,360	4,342,690	256,308	1,465,103	132,956	6,039,920	34,018,916
Changes From Operations:
• Net investment income (loss)	59,495	(27,791)	(607)	685	668	(4,705)	36,605
• Net realized gain (loss) on investments	(157,170)	375,997	22,896	1,341	615	(40,918)	(523,549)
• Net change in unrealized appreciation or depreciation on investments	321,432	424,147	21,997	46,671	3,860	557,114	(558,052)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	223,757	772,353	44,286	48,697	5,143	511,491	(1,044,996)
Change From Unit Transactions:
• Net unit transactions	739,796	(141,306)	(20,708)	(42,322)	(2,338)	302,747	5,138,820
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	739,796	(141,306)	(20,708)	(42,322)	(2,338)	302,747	5,138,820
TOTAL INCREASE (DECREASE) IN NET ASSETS	963,553	631,047	23,578	6,375	2,805	814,238	4,093,824
NET ASSETS AT DECEMBER 31, 2020	$7,303,913	$4,973,737	$279,886	$1,471,478	$135,761	$6,854,158	$38,112,740

See accompanying notes.

	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$6,603,497	$4,182	$5,661,877	$46,458,008	$55,471,193	$4,616
Changes From Operations:
• Net investment income (loss)	(1,923)	60	(38,952)	(324,280)	485,979	92
• Net realized gain (loss) on investments	515,931	301	70,659	566,017	129,036	10
• Net change in unrealized appreciation or depreciation on investments	1,475,519	908	1,589,817	8,142,877	2,529,178	215
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,989,527	1,269	1,621,524	8,384,614	3,144,193	317
Change From Unit Transactions:
• Net unit transactions	1,744,035	(134)	1,689,975	2,439,116	6,516,200	165
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,744,035	(134)	1,689,975	2,439,116	6,516,200	165
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,733,562	1,135	3,311,499	10,823,730	9,660,393	482
NET ASSETS AT DECEMBER 31, 2019	10,337,059	5,317	8,973,376	57,281,738	65,131,586	5,098
Changes From Operations:
• Net investment income (loss)	(47,984)	49	(45,274)	(399,982)	(168,973)	47
• Net realized gain (loss) on investments	528,728	333	168,533	1,371,714	437,388	9
• Net change in unrealized appreciation or depreciation on investments	1,212,057	662	1,248,933	6,596,380	2,123,296	170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,692,801	1,044	1,372,192	7,568,112	2,391,711	226
Change From Unit Transactions:
• Net unit transactions	250,941	(33)	(65,863)	(2,426,093)	4,939,676	233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	250,941	(33)	(65,863)	(2,426,093)	4,939,676	233
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,943,742	1,011	1,306,329	5,142,019	7,331,387	459
NET ASSETS AT DECEMBER 31, 2020	$12,280,801	$6,328	$10,279,705	$62,423,757	$72,462,973	$5,557

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$32,241,810	$4,467	$57,991,881	$1,079,469	$24,037,175	$13,722	$73,342
Changes From Operations:
• Net investment income (loss)	(243,330)	29	60,328	21,478	389,482	(41)	121,708
• Net realized gain (loss) on investments	3,317,214	460	626,789	28,307	1,892,676	(72)	8,794
• Net change in unrealized appreciation or depreciation on investments	2,430,288	374	5,773,611	150,865	1,115,863	1,350	85,456
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,504,172	863	6,460,728	200,650	3,398,021	1,237	215,958
Change From Unit Transactions:
• Net unit transactions	(2,427,005)	(134)	2,850,493	242,715	(27,435,196)	(14,959)	3,501,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,427,005)	(134)	2,850,493	242,715	(27,435,196)	(14,959)	3,501,990
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,077,167	729	9,311,221	443,365	(24,037,175)	(13,722)	3,717,948
NET ASSETS AT DECEMBER 31, 2019	35,318,977	5,196	67,303,102	1,522,834	—	—	3,791,290
Changes From Operations:
• Net investment income (loss)	(458,897)	—	(464,102)	(5,986)	—	—	29,118
• Net realized gain (loss) on investments	1,846,193	214	754,642	32,471	—	—	12,644
• Net change in unrealized appreciation or depreciation on investments	4,904,593	739	6,414,416	176,272	—	—	324,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,291,889	953	6,704,956	202,757	—	—	365,899
Change From Unit Transactions:
• Net unit transactions	123,878	(443)	(5,926,116)	126,497	—	—	1,467,744
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	123,878	(443)	(5,926,116)	126,497	—	—	1,467,744
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,415,767	510	778,840	329,254	—	—	1,833,643
NET ASSETS AT DECEMBER 31, 2020	$41,734,744	$5,706	$68,081,942	$1,852,088	$—	$—	$5,624,933
See accompanying notes.

	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$83,953,419	$168,624	$359,092,367	$32,154,577	$342,095,688	$798,791
Changes From Operations:
• Net investment income (loss)	559,645	1,523	1,691,837	207,009	1,685,141	15,470
• Net realized gain (loss) on investments	3,888,052	6,742	20,260,869	24,246	18,863,482	115,978
• Net change in unrealized appreciation or depreciation on investments	5,931,676	13,299	25,664,661	1,235,831	21,702,630	45,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,379,373	21,564	47,617,367	1,467,086	42,251,253	177,100
Change From Unit Transactions:
• Net unit transactions	(8,322,876)	(10,815)	(28,347,468)	(2,607,563)	(33,394,086)	(975,891)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,322,876)	(10,815)	(28,347,468)	(2,607,563)	(33,394,086)	(975,891)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,056,497	10,749	19,269,899	(1,140,477)	8,857,167	(798,791)
NET ASSETS AT DECEMBER 31, 2019	86,009,916	179,373	378,362,266	31,014,100	350,952,855	—
Changes From Operations:
• Net investment income (loss)	212,879	759	1,104,195	(74,972)	712,030	—
• Net realized gain (loss) on investments	1,879,722	2,937	6,067,889	195,718	6,718,390	—
• Net change in unrealized appreciation or depreciation on investments	1,950,695	4,976	4,897,472	1,218,423	5,003,840	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,043,296	8,672	12,069,556	1,339,169	12,434,260	—
Change From Unit Transactions:
• Net unit transactions	(5,557,348)	(10,656)	(37,662,207)	(2,194,714)	(31,818,519)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,557,348)	(10,656)	(37,662,207)	(2,194,714)	(31,818,519)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,514,052)	(1,984)	(25,592,651)	(855,545)	(19,384,259)	—
NET ASSETS AT DECEMBER 31, 2020	$84,495,864	$177,389	$352,769,615	$30,158,555	$331,568,596	$—

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$18,721,493	$717,244	$26,071,038	$9,067,440	$4,380	$9,755,502	$596,678
Changes From Operations:
• Net investment income (loss)	(9,099)	1,641	(171,081)	127,014	48	446,077	76,283
• Net realized gain (loss) on investments	32	—	702,017	188,581	32	(37,792)	15,878
• Net change in unrealized appreciation or depreciation on investments	—	—	1,886,696	4,140,203	756	690,433	119,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,067)	1,641	2,417,632	4,455,798	836	1,098,718	212,031
Change From Unit Transactions:
• Net unit transactions	(2,222,961)	(112,148)	(28,488,670)	28,409,832	(50)	805,177	3,118,781
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,222,961)	(112,148)	(28,488,670)	28,409,832	(50)	805,177	3,118,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,232,028)	(110,507)	(26,071,038)	32,865,630	786	1,903,895	3,330,812
NET ASSETS AT DECEMBER 31, 2019	16,489,465	606,737	—	41,933,070	5,166	11,659,397	3,927,490
Changes From Operations:
• Net investment income (loss)	(321,119)	(11,146)	—	(85,044)	53	379,306	32,452
• Net realized gain (loss) on investments	951	40	—	1,035,555	152	(181,876)	41,460
• Net change in unrealized appreciation or depreciation on investments	—	—	—	1,164,913	214	191,063	210,783
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(320,168)	(11,106)	—	2,115,424	419	388,493	284,695
Change From Unit Transactions:
• Net unit transactions	9,672,638	439,880	—	(2,768,601)	79	667,606	(129,072)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,672,638	439,880	—	(2,768,601)	79	667,606	(129,072)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,352,470	428,774	—	(653,177)	498	1,056,099	155,623
NET ASSETS AT DECEMBER 31, 2020	$25,841,935	$1,035,511	$—	$41,279,893	$5,664	$12,715,496	$4,083,113

See accompanying notes.

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP Loomis Sayles Global Growth Fund - Service Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$41,748,849	$61,889	$—	$31,299,565	$8,288,062	$21,239,699
Changes From Operations:
• Net investment income (loss)	(253,423)	597	—	(6,302)	(11,141)	34,057
• Net realized gain (loss) on investments	901,850	840	—	497,667	687,438	1,159,033
• Net change in unrealized appreciation or depreciation on investments	5,261,925	9,379	—	7,356,605	1,523,705	4,851,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,910,352	10,816	—	7,847,970	2,200,002	6,044,193
Change From Unit Transactions:
• Net unit transactions	(882,879)	19,800	—	3,642,125	1,431,785	1,894,895
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(882,879)	19,800	—	3,642,125	1,431,785	1,894,895
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,027,473	30,616	—	11,490,095	3,631,787	7,939,088
NET ASSETS AT DECEMBER 31, 2019	46,776,322	92,505	—	42,789,660	11,919,849	29,178,787
Changes From Operations:
• Net investment income (loss)	(267,028)	637	(565)	(197,459)	(98,557)	20,297
• Net realized gain (loss) on investments	289,546	(19)	17,435	1,406,716	334,918	579,234
• Net change in unrealized appreciation or depreciation on investments	547,117	3,351	7,216	(139,921)	1,295,262	614,091
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	569,635	3,969	24,086	1,069,336	1,531,623	1,213,622
Change From Unit Transactions:
• Net unit transactions	(285,924)	19,801	415,673	2,571,140	45,590	2,544,354
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(285,924)	19,801	415,673	2,571,140	45,590	2,544,354
TOTAL INCREASE (DECREASE) IN NET ASSETS	283,711	23,770	439,759	3,640,476	1,577,213	3,757,976
NET ASSETS AT DECEMBER 31, 2020	$47,060,033	$116,275	$439,759	$46,430,136	$13,497,062	$32,936,763

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$9,034,291	$705,615	$3,252,025	$38,441,188	$4,707	$48,301,886	$72,021
Changes From Operations:
• Net investment income (loss)	180,295	15,501	(40,899)	523,116	125	401,054	840
• Net realized gain (loss) on investments	178,055	14,385	34,135	18,716	(3)	103,557	87
• Net change in unrealized appreciation or depreciation on investments	1,095,073	81,757	608,451	46,491	5	2,456,096	4,009
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,453,423	111,643	601,687	588,323	127	2,960,707	4,936
Change From Unit Transactions:
• Net unit transactions	(461,399)	(42,004)	127,650	1,504,689	297	(645,526)	3,745
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(461,399)	(42,004)	127,650	1,504,689	297	(645,526)	3,745
TOTAL INCREASE (DECREASE) IN NET ASSETS	992,024	69,639	729,337	2,093,012	424	2,315,181	8,681
NET ASSETS AT DECEMBER 31, 2019	10,026,315	775,254	3,981,362	40,534,200	5,131	50,617,067	80,702
Changes From Operations:
• Net investment income (loss)	53,194	5,042	22,303	39,929	67	156,658	458
• Net realized gain (loss) on investments	72,690	8,882	43,184	249,405	25	642,992	678
• Net change in unrealized appreciation or depreciation on investments	(633,716)	(60,713)	482,660	744,553	83	1,935,747	2,723
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(507,832)	(46,789)	548,147	1,033,887	175	2,735,397	3,859
Change From Unit Transactions:
• Net unit transactions	338,621	(23,077)	(70,340)	11,150,624	829	2,940,796	(1,635)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	338,621	(23,077)	(70,340)	11,150,624	829	2,940,796	(1,635)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(169,211)	(69,866)	477,807	12,184,511	1,004	5,676,193	2,224
NET ASSETS AT DECEMBER 31, 2020	$9,857,104	$705,388	$4,459,169	$52,718,711	$6,135	$56,293,260	$82,926

See accompanying notes.

	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$7,143,841	$8,729,305	$6,300,722	$7,294,559	$13,267	$—
Changes From Operations:
• Net investment income (loss)	46,738	54,383	156,046	136,504	433	1,929
• Net realized gain (loss) on investments	174,403	181,179	26,527	(182,516)	(12)	2,282
• Net change in unrealized appreciation or depreciation on investments	752,123	692,600	660,398	441,546	496	7,441
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	973,264	928,162	842,971	395,534	917	11,652
Change From Unit Transactions:
• Net unit transactions	689,342	(1,457,854)	283,283	(349,601)	—	125,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	689,342	(1,457,854)	283,283	(349,601)	—	125,053
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,662,606	(529,692)	1,126,254	45,933	917	136,705
NET ASSETS AT DECEMBER 31, 2019	8,806,447	8,199,613	7,426,976	7,340,492	14,184	136,705
Changes From Operations:
• Net investment income (loss)	25,062	20,514	56,457	107,188	330	3,710
• Net realized gain (loss) on investments	175,273	218,348	(222,364)	(229,038)	(291)	2,447
• Net change in unrealized appreciation or depreciation on investments	684,951	414,250	(110,073)	259,392	63	85,603
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	885,286	653,112	(275,980)	137,542	102	91,760
Change From Unit Transactions:
• Net unit transactions	219,402	(76,823)	178,294	(280,605)	(1,048)	310,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	219,402	(76,823)	178,294	(280,605)	(1,048)	310,559
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,104,688	576,289	(97,686)	(143,063)	(946)	402,319
NET ASSETS AT DECEMBER 31, 2020	$9,911,135	$8,775,902	$7,329,290	$7,197,429	$13,238	$539,024

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$57,499,775	$11,560,552	$25,011,858	$13,598,020	$40,395,211	$3,499,047	$29,420,338
Changes From Operations:
• Net investment income (loss)	387,705	91,577	143,133	129,613	(73,256)	(7,467)	136,699
• Net realized gain (loss) on investments	1,144,407	151,695	365,989	1,086,694	2,327,487	591,168	524,753
• Net change in unrealized appreciation or depreciation on investments	6,090,574	1,997,756	3,502,255	2,193,386	6,094,716	496,055	4,057,447
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,622,686	2,241,028	4,011,377	3,409,693	8,348,947	1,079,756	4,718,899
Change From Unit Transactions:
• Net unit transactions	(4,411,900)	(105,590)	(2,340,753)	(311,876)	6,183,312	3,439,080	587,980
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,411,900)	(105,590)	(2,340,753)	(311,876)	6,183,312	3,439,080	587,980
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,210,786	2,135,438	1,670,624	3,097,817	14,532,259	4,518,836	5,306,879
NET ASSETS AT DECEMBER 31, 2019	60,710,561	13,695,990	26,682,482	16,695,837	54,927,470	8,017,883	34,727,217
Changes From Operations:
• Net investment income (loss)	1,247	72,798	25,229	119,037	112,381	(3,782)	124,027
• Net realized gain (loss) on investments	2,044,620	111,986	89,098	(118,461)	2,820,443	339,577	812,320
• Net change in unrealized appreciation or depreciation on investments	778,909	686,861	(541,022)	286,473	4,560,478	971,110	3,039,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,824,776	871,645	(426,695)	287,049	7,493,302	1,306,905	3,976,287
Change From Unit Transactions:
• Net unit transactions	(3,664,760)	(425,012)	(706,315)	(1,277,398)	(916,870)	906,259	104,447
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,664,760)	(425,012)	(706,315)	(1,277,398)	(916,870)	906,259	104,447
TOTAL INCREASE (DECREASE) IN NET ASSETS	(839,984)	446,633	(1,133,010)	(990,349)	6,576,432	2,213,164	4,080,734
NET ASSETS AT DECEMBER 31, 2020	$59,870,577	$14,142,623	$25,549,472	$15,705,488	$61,503,902	$10,231,047	$38,807,951

See accompanying notes.

	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$49,714,007	$13,935,795	$24,728,114	$63,801,379	$1,209,697	$2,152,582
Changes From Operations:
• Net investment income (loss)	451,318	73,930	240,972	(14,784)	(994)	92,217
• Net realized gain (loss) on investments	1,448,877	288,422	659,195	6,231,591	128,442	21,283
• Net change in unrealized appreciation or depreciation on investments	4,895,582	2,127,084	2,843,852	12,320,740	207,292	4,696
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,795,777	2,489,436	3,744,019	18,537,547	334,740	118,196
Change From Unit Transactions:
• Net unit transactions	(5,477,241)	753,816	(248,902)	5,439,784	(173,741)	5,491,837
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,477,241)	753,816	(248,902)	5,439,784	(173,741)	5,491,837
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,318,536	3,243,252	3,495,117	23,977,331	160,999	5,610,033
NET ASSETS AT DECEMBER 31, 2019	51,032,543	17,179,047	28,223,231	87,778,710	1,370,696	7,762,615
Changes From Operations:
• Net investment income (loss)	261,983	84,390	153,602	(40,475)	(1,227)	39,946
• Net realized gain (loss) on investments	1,550,422	456,203	722,584	4,975,604	84,059	60,715
• Net change in unrealized appreciation or depreciation on investments	1,676,287	1,368,216	1,038,556	13,291,598	125,260	102,507
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,488,692	1,908,809	1,914,742	18,226,727	208,092	203,168
Change From Unit Transactions:
• Net unit transactions	(5,065,298)	(1,138,459)	(1,392,583)	12,545,811	(98,702)	3,758,920
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,065,298)	(1,138,459)	(1,392,583)	12,545,811	(98,702)	3,758,920
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,576,606)	770,350	522,159	30,772,538	109,390	3,962,088
NET ASSETS AT DECEMBER 31, 2020	$49,455,937	$17,949,397	$28,745,390	$118,551,248	$1,480,086	$11,724,703

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$17,514,258	$7,450,853	$28,195	$39,434,891	$23,305	$341,043	$72,544
Changes From Operations:
• Net investment income (loss)	(170,949)	19,183	136	(416,547)	82	4,418	522
• Net realized gain (loss) on investments	1,457,826	(59,877)	(1,687)	1,846,696	1,061	62,620	13,607
• Net change in unrealized appreciation or depreciation on investments	3,017,675	1,416,908	6,635	3,866,366	2,519	(21,090)	(2,511)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,304,552	1,376,214	5,084	5,296,515	3,662	45,948	11,618
Change From Unit Transactions:
• Net unit transactions	3,685,451	548,645	(13,599)	5,110,776	7,202	(13,486)	(4,801)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,685,451	548,645	(13,599)	5,110,776	7,202	(13,486)	(4,801)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,990,003	1,924,859	(8,515)	10,407,291	10,864	32,462	6,817
NET ASSETS AT DECEMBER 31, 2019	25,504,261	9,375,712	19,680	49,842,182	34,169	373,505	79,361
Changes From Operations:
• Net investment income (loss)	(180,373)	85,588	352	161,801	628	1,555	313
• Net realized gain (loss) on investments	1,393,040	(327,491)	(209)	365,961	(4)	4,359	1,581
• Net change in unrealized appreciation or depreciation on investments	3,906,901	1,079,907	4,818	6,063,495	5,463	30,423	6,765
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,119,568	838,004	4,961	6,591,257	6,087	36,337	8,659
Change From Unit Transactions:
• Net unit transactions	(285,399)	(169,366)	1,333	(1,591,166)	7,200	(22,707)	3,508
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(285,399)	(169,366)	1,333	(1,591,166)	7,200	(22,707)	3,508
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,834,169	668,638	6,294	5,000,091	13,287	13,630	12,167
NET ASSETS AT DECEMBER 31, 2020	$30,338,430	$10,044,350	$25,974	$54,842,273	$47,456	$387,135	$91,528

See accompanying notes.

	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$54,092	$24,925	$18,611,230	$9,711,631	$177,885	$199,059
Changes From Operations:
• Net investment income (loss)	185	189	(339,766)	(205,351)	(3,041)	212,554
• Net realized gain (loss) on investments	8,665	4,089	2,101,855	1,471,172	28,785	18,893
• Net change in unrealized appreciation or depreciation on investments	1,493	1,307	3,501,146	2,432,216	32,413	168,898
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,343	5,585	5,263,235	3,698,037	58,157	400,345
Change From Unit Transactions:
• Net unit transactions	(3,357)	(1)	(608,465)	3,835,057	(41,427)	5,571,175
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,357)	(1)	(608,465)	3,835,057	(41,427)	5,571,175
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,986	5,584	4,654,770	7,533,094	16,730	5,971,520
NET ASSETS AT DECEMBER 31, 2019	61,078	30,509	23,266,000	17,244,725	194,615	6,170,579
Changes From Operations:
• Net investment income (loss)	32	151	(343,200)	(280,667)	(2,814)	5,961
• Net realized gain (loss) on investments	1,419	427	3,943,473	2,112,665	12,242	42,562
• Net change in unrealized appreciation or depreciation on investments	5,832	3,913	3,051,443	3,591,526	30,548	637,963
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,283	4,491	6,651,716	5,423,524	39,976	686,486
Change From Unit Transactions:
• Net unit transactions	(3,374)	—	(5,825,590)	315,865	(32,066)	2,077,607
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,374)	—	(5,825,590)	315,865	(32,066)	2,077,607
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,909	4,491	826,126	5,739,389	7,910	2,764,093
NET ASSETS AT DECEMBER 31, 2020	$64,987	$35,000	$24,092,126	$22,984,114	$202,525	$8,934,672

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$44,093,433	$14,705,873	$9,219,027	$6,388,394	$5,369,234	$10,725,701	$57,862
Changes From Operations:
• Net investment income (loss)	(22,278)	(36,428)	157,861	(100,728)	(48,441)	244,262	(968)
• Net realized gain (loss) on investments	2,399,213	739,266	55,845	1,100,939	608,580	52,967	6,679
• Net change in unrealized appreciation or depreciation on investments	4,673,505	3,692,536	1,786,396	1,562,768	951,326	804,332	14,984
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,050,440	4,395,374	2,000,102	2,562,979	1,511,465	1,101,561	20,695
Change From Unit Transactions:
• Net unit transactions	6,683,124	2,483,023	1,802,175	840,619	(100,826)	7,570,526	(2,622)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,683,124	2,483,023	1,802,175	840,619	(100,826)	7,570,526	(2,622)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,733,564	6,878,397	3,802,277	3,403,598	1,410,639	8,672,087	18,073
NET ASSETS AT DECEMBER 31, 2019	57,826,997	21,584,270	13,021,304	9,791,992	6,779,873	19,397,788	75,935
Changes From Operations:
• Net investment income (loss)	39,353	(95,157)	58,196	(166,759)	(53,645)	180,827	(1,130)
• Net realized gain (loss) on investments	915,594	721,013	58,997	2,358,965	483,167	290,789	10,567
• Net change in unrealized appreciation or depreciation on investments	3,020,990	3,345,883	1,375,540	2,274,742	(117,667)	1,063,629	12,495
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,975,937	3,971,739	1,492,733	4,466,948	311,855	1,535,245	21,932
Change From Unit Transactions:
• Net unit transactions	1,124,195	(146,852)	807,758	2,062,801	493,224	6,791,806	(9,576)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,124,195	(146,852)	807,758	2,062,801	493,224	6,791,806	(9,576)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,100,132	3,824,887	2,300,491	6,529,749	805,079	8,327,051	12,356
NET ASSETS AT DECEMBER 31, 2020	$62,927,129	$25,409,157	$15,321,795	$16,321,741	$7,584,952	$27,724,839	$88,291

See accompanying notes.

	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$6,969,554	$150,619	$4,865,173	$170,452	$10,423,500	$35,381
Changes From Operations:
• Net investment income (loss)	(135,579)	1,593	39,232	5,452	242,340	(489)
• Net realized gain (loss) on investments	1,137,136	4,357	168,283	1,734	378,476	3,096
• Net change in unrealized appreciation or depreciation on investments	1,692,566	22,160	763,565	35,029	1,663,784	6,089
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,694,123	28,110	971,080	42,215	2,284,600	8,696
Change From Unit Transactions:
• Net unit transactions	3,032,888	(1,582)	980,250	8,472	(1,269,656)	(19,367)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,032,888	(1,582)	980,250	8,472	(1,269,656)	(19,367)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,727,011	26,528	1,951,330	50,687	1,014,944	(10,671)
NET ASSETS AT DECEMBER 31, 2019	12,696,565	177,147	6,816,503	221,139	11,438,444	24,710
Changes From Operations:
• Net investment income (loss)	(211,598)	1,192	41,948	2,084	66,275	(317)
• Net realized gain (loss) on investments	1,751,751	2,044	179,738	6,449	567,962	1,318
• Net change in unrealized appreciation or depreciation on investments	2,217,643	6,504	358,072	(206)	(201,498)	2,814
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,757,796	9,740	579,758	8,327	432,739	3,815
Change From Unit Transactions:
• Net unit transactions	85,136	(28,462)	544,852	(12,974)	(957,671)	(1,390)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	85,136	(28,462)	544,852	(12,974)	(957,671)	(1,390)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,842,932	(18,722)	1,124,610	(4,647)	(524,932)	2,425
NET ASSETS AT DECEMBER 31, 2020	$16,539,497	$158,425	$7,941,113	$216,492	$10,913,512	$27,135

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	MFS® VIT II International Intrinsic Value Portfolio - Service Class Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset Portfolio - Advisor Class Subaccount	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$1,338,717	$398,638	$91,168	$1,445,579	$207,788	$—	$3,213,134
Changes From Operations:
• Net investment income (loss)	3,016	5,780	(800)	(15,034)	2,769	—	100,736
• Net realized gain (loss) on investments	85,673	20,312	6,038	206,085	(397)	—	(149,557)
• Net change in unrealized appreciation or depreciation on investments	228,835	76,886	21,754	21,290	8,623	—	359,989
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	317,524	102,978	26,992	212,341	10,995	—	311,168
Change From Unit Transactions:
• Net unit transactions	(98,260)	(26,400)	(5,014)	(82,647)	(8,873)	—	58,815
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(98,260)	(26,400)	(5,014)	(82,647)	(8,873)	—	58,815
TOTAL INCREASE (DECREASE) IN NET ASSETS	219,264	76,578	21,978	129,694	2,122	—	369,983
NET ASSETS AT DECEMBER 31, 2019	1,557,981	475,216	113,146	1,575,273	209,910	—	3,583,117
Changes From Operations:
• Net investment income (loss)	(6,616)	783	(438)	(5,415)	766	1,650	148,618
• Net realized gain (loss) on investments	77,214	6,248	4,374	(13,565)	(20,174)	342	(185,212)
• Net change in unrealized appreciation or depreciation on investments	209,108	(18,311)	20,127	(26,474)	10,489	13,818	18,606
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	279,706	(11,280)	24,063	(45,454)	(8,919)	15,810	(17,988)
Change From Unit Transactions:
• Net unit transactions	(29,870)	13,227	(95,022)	56,811	(200,991)	95,387	(65,052)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(29,870)	13,227	(95,022)	56,811	(200,991)	95,387	(65,052)
TOTAL INCREASE (DECREASE) IN NET ASSETS	249,836	1,947	(70,959)	11,357	(209,910)	111,197	(83,040)
NET ASSETS AT DECEMBER 31, 2020	$1,807,817	$477,163	$42,187	$1,586,630	$—	$111,197	$3,500,077
See accompanying notes.

	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Income Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2019	$522,675	$160,191	$13,837	$2,317,180	$279,637	$415,369
Changes From Operations:
• Net investment income (loss)	13,692	5,364	(257)	(14,425)	(3,624)	8,732
• Net realized gain (loss) on investments	821	241	1,429	168,416	(471)	19,885
• Net change in unrealized appreciation or depreciation on investments	1,348	15,350	6,784	532,635	79,542	27,342
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,861	20,955	7,956	686,626	75,447	55,959
Change From Unit Transactions:
• Net unit transactions	(70,420)	(13,143)	87,138	2,175,108	1,437	74,977
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(70,420)	(13,143)	87,138	2,175,108	1,437	74,977
TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,559)	7,812	95,094	2,861,734	76,884	130,936
NET ASSETS AT DECEMBER 31, 2019	468,116	168,003	108,931	5,178,914	356,521	546,305
Changes From Operations:
• Net investment income (loss)	6,139	5,375	9,491	(28,337)	(5,858)	14,146
• Net realized gain (loss) on investments	(3,137)	(10)	(4,371)	392,204	73,085	7,978
• Net change in unrealized appreciation or depreciation on investments	8,717	3,533	36,276	479,362	96,181	(2,954)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,719	8,898	41,396	843,229	163,408	19,170
Change From Unit Transactions:
• Net unit transactions	(32,029)	(178)	359,365	1,311,216	776,426	(57,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(32,029)	(178)	359,365	1,311,216	776,426	(57,695)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,310)	8,720	400,761	2,154,445	939,834	(38,525)
NET ASSETS AT DECEMBER 31, 2020	$447,806	$176,723	$509,692	$7,333,359	$1,296,355	$507,780

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Trend Aggregation VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2019	$278,256	$835,136	$28,073	$—	$2,355	$100,073
Changes From Operations:
• Net investment income (loss)	(4,268)	4,628	460	—	38	434
• Net realized gain (loss) on investments	(471)	15,527	10	—	107	970
• Net change in unrealized appreciation or depreciation on investments	18,206	147,258	1,167	—	338	11,119
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,467	167,413	1,637	—	483	12,523
Change From Unit Transactions:
• Net unit transactions	(9,911)	606,134	1,766	—	19	24,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,911)	606,134	1,766	—	19	24,143
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,556	773,547	3,403	—	502	36,666
NET ASSETS AT DECEMBER 31, 2019	281,812	1,608,683	31,476	—	2,857	136,739
Changes From Operations:
• Net investment income (loss)	(3,716)	193	(229)	38	(19)	2,612
• Net realized gain (loss) on investments	(1,691)	(1,298)	(22)	(168)	256	(8,437)
• Net change in unrealized appreciation or depreciation on investments	(18,731)	62,165	546	—	(288)	5,375
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,138)	61,060	295	(130)	(51)	(450)
Change From Unit Transactions:
• Net unit transactions	(13,104)	(273,713)	2,705	130	(2,806)	11,292
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13,104)	(273,713)	2,705	130	(2,806)	11,292
TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,242)	(212,653)	3,000	—	(2,857)	10,842
NET ASSETS AT DECEMBER 31, 2020	$244,570	$1,396,030	$34,476	$—	$—	$147,581

See accompanying notes.

	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount
NET ASSETS AT JANUARY 1, 2019	$6,416,902	$1,422,862	$1,478,674	$169,812	$393,034
Changes From Operations:
• Net investment income (loss)	346,733	80,292	15,917	(2,657)	24,907
• Net realized gain (loss) on investments	(42,823)	750	252,232	(3,155)	(8,670)
• Net change in unrealized appreciation or depreciation on investments	(282,916)	(74,398)	(80,035)	23,228	28,871
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,994	6,644	188,114	17,416	45,108
Change From Unit Transactions:
• Net unit transactions	(424,268)	9,724	(128,015)	20,859	289,284
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(424,268)	9,724	(128,015)	20,859	289,284
TOTAL INCREASE (DECREASE) IN NET ASSETS	(403,274)	16,368	60,099	38,275	334,392
NET ASSETS AT DECEMBER 31, 2019	6,013,628	1,439,230	1,538,773	208,087	727,426
Changes From Operations:
• Net investment income (loss)	367,512	94,872	17,904	(1,752)	7,055
• Net realized gain (loss) on investments	(149,687)	(26,577)	(53,084)	(7,223)	(8,429)
• Net change in unrealized appreciation or depreciation on investments	(627,020)	(163,011)	89,268	173,178	10,017
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(409,195)	(94,716)	54,088	164,203	8,643
Change From Unit Transactions:
• Net unit transactions	(321,959)	106,514	(116,863)	169,403	(277,315)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(321,959)	106,514	(116,863)	169,403	(277,315)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(731,154)	11,798	(62,775)	333,606	(268,672)
NET ASSETS AT DECEMBER 31, 2020	$5,282,474	$1,451,028	$1,475,998	$541,693	$458,754

Lincoln New York Account N For Variable
Annuities

Notes to financial statements

December 31, 2020

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Advisory
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share	• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Fusion
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln Core Income
• Lincoln InvestmentSolutions
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share
• Lincoln Investor Advantage Fee-Based

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred thirty-four available mutual funds (the Funds) of thirty-four open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. Global Fund - Series II Shares

Invesco Oppenheimer V.I. International Growth Fund - Series I Shares**

Invesco Oppenheimer V.I. International Growth Fund - Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares**

Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares**

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares**

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares**

Invesco V.I. Diversified Dividend Fund - Series I Shares**

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares**

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares**

Invesco V.I. Equity and Income Fund - Series II Shares

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B**

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A**

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I**

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Global Opportunity Portfolio - Class I**

ALPS/Red Rocks Global Opportunity Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I**

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II**

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A**

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A**

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A**

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A**

American Funds Capital Income Builder® - Class 4

American Funds Capital World Bond Fund - Class 1

American Funds Capital World Bond Fund - Class 1A**

American Funds Global Balanced Fund - Class 1**

American Funds Global Balanced Fund - Class 1A**

American Funds Global Balanced Fund - Class 4**

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A**

American Funds Global Growth Fund - Class 1**

American Funds Global Growth Fund - Class 1A**

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A**

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A**

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A**

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A**

American Funds International Fund - Class 1

American Funds International Fund - Class 1A**

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A**

American Funds Managed Risk Asset Allocation Fund - Class P1**

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1**

American Funds Managed Risk Growth Fund - Class P1**

American Funds Managed Risk Growth-Income Fund - Class P1**

American Funds Managed Risk International Fund - Class P1**

American Funds Mortgage Fund - Class 1**

American Funds Mortgage Fund - Class 1A**

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds New World Fund® - Class 1A**

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1**

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1**

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1**

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class**

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class**

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class**

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Balanced Portfolio - Initial Class**

Fidelity® VIP Balanced Portfolio - Service Class 2

Fidelity® VIP Contrafund® Portfolio - Initial Class**

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class**

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class**

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Capital Strength Portfolio - Class I

First Trust Capital Strength Portfolio - Class II**

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust International Developed Capital Strength Portfolio - Class I**

First Trust International Developed Capital Strength Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II**

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II**

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund - Class 1**

Franklin Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1**

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1**

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1**

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1**

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1**

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1**

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1**

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares**

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares**

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA**

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio - Class I**

Ivy VIP Asset Strategy Portfolio - Class II

Ivy VIP Energy Portfolio - Class I**

Ivy VIP Energy Portfolio - Class II

Ivy VIP High Income Portfolio - Class I**

Ivy VIP High Income Portfolio - Class II

Ivy VIP Mid Cap Growth Portfolio - Class I**

Ivy VIP Mid Cap Growth Portfolio - Class II

Ivy VIP Science and Technology Portfolio - Class I**

Ivy VIP Science and Technology Portfolio - Class II

Ivy VIP Small Cap Growth Portfolio - Class I**

Ivy VIP Small Cap Growth Portfolio - Class II

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1**

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1**

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I**

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I**

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I**

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class**

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class**

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class**

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class**

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class**

LVIP Baron Growth Opportunities Fund - Service Class

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Baron Growth Opportunities Fund - Standard Class**

LVIP BlackRock Advantage Allocation Fund - Service Class

LVIP BlackRock Advantage Allocation Fund - Standard Class**

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class**

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Real Estate Fund - Service Class

LVIP BlackRock Global Real Estate Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Mid Cap Value Fund - Service Class

LVIP Delaware Mid Cap Value Fund - Standard Class**

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class**

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class**

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class**

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class**

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class**

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Loomis Sayles Global Growth Fund - Service Class

LVIP Loomis Sayles Global Growth Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class**

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class**

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class**

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class**

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class**

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class**

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class**

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class**

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class**

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class**

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class**

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class**

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class**

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Service Class

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class**

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class**

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class**

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class**

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class**

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class**

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Intrinsic Value Portfolio - Initial Class**

MFS® VIT II International Intrinsic Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I**

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Trend Aggregation VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Service Class Shares**

TOPS® Moderate Growth ETF Portfolio - Service Class Shares**

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset Portfolio - Advisor Class

PIMCO VIT All Asset Portfolio - Institutional Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class**

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class**

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class**

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IA**

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA**

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA**

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares**

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares**

*   Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2020

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2020. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state, and mortality tables based on issue year. For issue years 2015 and later, the 2012 IAM Table is used. Issue years 1998 to 2014 use the A2000 individual mortality table. Issue years 1985 to 1997 use the 1983a individual mortality table. Issue years 1976 to 1985 use the 1971 individual mortality table. Tables used for issues prior to 1976 include the Code Progressive with 4-year setback table and Code 49 table.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2019, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2019, the 2019 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2019:

Fidelity® VIP Balanced Portfolio - Initial Class	TOPS® Balanced ETF Portfolio - Service Class Shares
Fidelity® VIP Balanced Portfolio - Service Class 2	TOPS® Moderate Growth ETF Portfolio - Service Class Shares
Putnam VT Equity Income Fund - Class IA

Also during 2019, the following funds changed their names:

Previous Fund Name	New Fund Name
Franklin Founding Funds Allocation VIP Fund - Class 1	Franklin Allocation VIP Fund - Class 1
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Allocation VIP Fund - Class 4
LVIP BlackRock Scientific Allocation Fund - Service Class	LVIP BlackRock Advantage Allocation Fund - Service Class
LVIP BlackRock Scientific Allocation Fund - Standard Class	LVIP BlackRock Advantage Allocation Fund - Standard Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class
LVIP Clarion Global Real Estate Fund - Service Class	LVIP BlackRock Global Real Estate Fund - Service Class
LVIP Clarion Global Real Estate Fund - Standard Class	LVIP BlackRock Global Real Estate Fund - Standard Class
LVIP Blended Core Equity Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
MFS® VIT II International Value Portfolio - Initial Class	MFS® VIT II International Intrinsic Value Portfolio - Initial Class
MFS® VIT II International Value Portfolio - Service Class	MFS® VIT II International Intrinsic Value Portfolio - Service Class

Also during 2019, the AIM Variable Insurance Funds trust assumed the assets and liabilities of the Oppenheimer Variable Account Funds trust. The following funds were affected:

Predecessor Fund	Fund
Oppenheimer Global Fund/VA Service Shares	Invesco Oppenheimer V.I. Global Fund - Series II Shares
Oppenheimer International Growth Fund/VA Non-Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
Oppenheimer International Growth Fund/VA Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares

Also during 2019, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

Also during 2019, the following funds ceased to be available as investment options to Variable Account contract owners:

ALPS/Stadion Core ETF Portfolio - Class I	ALPS/Stadion Tactical Growth Portfolio - Class III
ALPS/Stadion Core ETF Portfolio - Class III	LVIP Goldman Sachs Income Builder Fund - Service Class
ALPS/Stadion Tactical Growth Portfolio - Class I	LVIP Goldman Sachs Income Builder Fund - Standard Class

During 2020, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2020, the 2020 statements of operations and statements of

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2020:

First Trust Capital Strength Portfolio - Class I	First Trust International Developed Capital Strength Portfolio - Class I
First Trust Capital Strength Portfolio - Class II	First Trust International Developed Capital Strength Portfolio - Class II

Also during 2020, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	ALPS/Red Rocks Global Opportunity Portfolio - Class I
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	ALPS/Red Rocks Global Opportunity Portfolio - Class III
American Funds Global Bond Fund - Class 1	American Funds Capital World Bond Fund - Class 1
American Funds Global Bond Fund - Class 1A	American Funds Capital World Bond Fund - Class 1A
LVIP Delaware Special Opportunities Fund - Service Class	LVIP Delaware Mid Cap Value Fund - Service Class
LVIP Delaware Special Opportunities Fund - Standard Class	LVIP Delaware Mid Cap Value Fund - Standard Class

Also during 2020, the following funds ceased to be available as investment options to Variable Account contract owners:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class	SEI VP Market Growth Strategy Fund - Class III
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	SEI VP Market Plus Strategy Fund - Class II
SEI VP Market Growth Strategy Fund - Class II	SEI VP Market Plus Strategy Fund - Class III

Also during 2020, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	PIMCO VIT All Asset Portfolio - Advisor Class
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	PIMCO VIT All Asset Portfolio - Institutional Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in , among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

Lincoln New York Account N For Variable
Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0082192% (1.25% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis)

•  Lincoln Core Income at a daily rate of .0015068% to .0031507% (.55% to 1.15% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002740% to .0013699% (.10% to .50% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis)

•  Lincoln Investor Advantage C-Share at a daily rate of .0034247% to .0045205% (1.25% to 1.65% on an annual basis)

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2020 and 2019 were $26,805,878 and $25,398,535, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2020 and 2019, sales charges amounted to $318 and $5,568, respectively.

Surrender, contract and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2020, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2020		0.80%	2.80%	$12.30	$40.34	109,302	$3,080,003	35.24%	38.00%	0.44%
	2019		0.80%	2.80%	8.97	29.47	119,169	2,466,032	26.19%	28.78%	0.16%
	2018		0.80%	2.80%	7.01	23.08	125,509	2,000,276	-12.47%	-10.69%	0.00%
	2017		0.80%	2.80%	7.89	26.05	134,914	2,397,062	32.54%	35.21%	0.27%
	2016		0.80%	2.80%	5.87	19.42	130,629	1,734,260	-3.61%	-1.66%	0.00%
AB VPS Large Cap Growth Portfolio - Class B
	2020		1.40%	1.70%	24.25	56.71	14,686	420,111	32.87%	33.27%	0.00%
	2019		1.40%	1.70%	18.24	42.64	15,300	332,252	32.10%	32.50%	0.00%
	2018		1.40%	1.70%	13.80	32.24	18,120	319,512	0.60%	0.90%	0.00%
	2017		1.40%	1.70%	13.71	32.02	20,586	351,518	29.46%	29.84%	0.00%
	2016		1.40%	1.70%	10.59	24.71	23,150	295,067	0.63%	0.93%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2020		0.65%	3.25%	12.10	47.11	327,609	9,450,472	-0.04%	2.39%	0.80%
	2019		0.65%	3.05%	12.09	46.45	333,600	9,849,487	16.41%	19.11%	0.33%
	2018		0.65%	2.95%	10.38	39.37	341,400	8,703,305	-17.76%	-15.86%	0.22%
	2017		0.65%	2.95%	21.67	47.22	341,772	10,672,198	9.57%	12.13%	0.24%
	2016		0.65%	2.95%	19.77	42.52	355,524	10,212,939	21.17%	23.95%	0.32%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2020		0.95%	1.50%	5.93	7.48	32,069	204,647	-26.24%	-25.84%	2.88%
	2019		0.95%	1.50%	8.04	8.22	33,932	290,601	18.62%	19.10%	2.11%
	2018		1.10%	1.50%	6.78	6.90	26,187	178,981	-20.17%	-19.85%	1.73%
	2017		1.10%	1.50%	8.49	8.61	27,767	237,316	-2.32%	-1.92%	2.09%
	2016		1.10%	1.50%	8.69	8.78	14,241	124,006	38.71%	39.26%	2.01%
ALPS/Red Rocks Global Opportunity Portfolio - Class III
	2020		0.95%	1.50%	12.87	15.67	29,156	417,813	7.62%	8.22%	11.59%
	2019		0.95%	1.50%	11.89	14.50	28,374	398,669	37.76%	38.52%	0.00%
	2018		0.95%	1.50%	10.33	10.48	13,866	141,839	-13.83%	-13.49%	6.35%
	2017		1.10%	1.50%	12.07	12.12	7,715	93,134	23.42%	23.60%	3.26%
	2016		1.10%	1.25%	9.81	9.81	4,230	41,488	6.79%	6.79%	0.93%
ALPS/Stadion Core ETF Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.14%
	2018		0.30%	2.65%	9.78	10.76	139,874	1,379,139	-7.65%	-6.40%	0.59%
	2017		0.30%	1.65%	11.42	11.58	59,076	635,640	11.88%	12.33%	0.43%
	2016		1.10%	1.50%	10.27	10.31	4,020	41,310	9.44%	9.60%	0.00%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.26%
	2018		0.95%	1.25%	10.65	10.71	36,260	377,255	-5.46%	-5.32%	0.28%
	2017		1.10%	1.25%	11.27	11.27	13,988	157,910	10.79%	10.79%	0.40%
	2016		1.25%	1.25%	10.17	10.17	8,182	83,227	7.86%	7.86%	0.30%
American Century VP Balanced Fund - Class II
	2020		0.30%	2.95%	13.39	14.83	802,795	11,480,655	9.01%	11.93%	0.94%
	2019		0.30%	2.95%	12.29	13.31	785,165	10,161,069	15.92%	18.49%	1.31%
	2018		0.10%	2.95%	10.60	11.19	584,113	6,434,476	-6.73%	-4.03%	1.22%
	2017		0.10%	2.95%	11.50	11.72	346,730	4,028,439	11.15%	12.39%	1.45%
	2016	7/5/16	1.10%	2.20%	10.35	10.42	131,427	1,366,982	-0.51%	3.17%	1.17%
American Century VP Large Company Value Fund - Class I
	2020		0.65%	0.65%	12.52	12.52	1,242	15,559	1.95%	1.95%	1.74%
	2019	6/6/19	0.65%	0.65%	12.28	12.28	1,358	16,676	11.49%	11.49%	1.26%
American Century VP Large Company Value Fund - Class II
	2020		0.95%	3.25%	11.34	12.24	320,133	3,825,795	-0.79%	1.52%	1.62%
	2019		0.30%	3.25%	11.43	12.35	241,346	2,858,203	23.24%	26.93%	1.88%
	2018		0.30%	3.25%	9.30	9.57	154,728	1,469,479	-10.95%	-9.37%	1.93%
	2017	6/22/17	1.30%	3.05%	10.45	10.56	22,704	238,456	3.52%	6.96%	0.63%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Asset Allocation Fund - Class 1
	2020		0.65%	0.65%	$23.49	$23.49	267	$6,269	11.99%	11.99%	1.97%
	2019		0.65%	0.65%	20.98	20.98	252	5,281	20.74%	20.74%	2.17%
	2018		0.65%	0.65%	17.38	17.38	255	4,434	-4.97%	-4.97%	1.90%
	2017		0.65%	0.65%	18.28	18.28	255	4,668	15.75%	15.75%	1.81%
	2016	3/17/16	0.65%	0.65%	15.80	15.80	218	3,446	8.18%	8.18%	2.41%
American Funds Asset Allocation Fund - Class 4
	2020		0.50%	1.65%	12.33	15.95	996,743	14,369,688	10.32%	11.10%	1.52%
	2019		0.95%	1.65%	11.14	14.38	884,191	11,705,292	18.95%	19.78%	1.98%
	2018		0.95%	1.65%	11.72	12.02	666,728	7,751,797	-6.39%	-5.87%	1.57%
	2017		0.10%	1.65%	12.52	12.77	533,452	6,769,543	14.01%	14.64%	1.51%
	2016		1.10%	1.65%	11.10	11.14	390,204	4,328,187	7.81%	7.97%	1.69%
American Funds Blue Chip Income and Growth Fund - Class 1
	2020		1.65%	1.65%	23.45	23.45	4,164	97,659	7.26%	7.26%	1.94%
	2019		1.65%	1.65%	21.87	21.87	4,251	92,967	19.67%	19.67%	2.24%
	2018		1.65%	1.65%	18.27	18.27	4,809	87,872	-9.95%	-9.95%	2.06%
	2017		0.60%	1.65%	20.29	21.75	5,229	106,739	15.38%	16.59%	2.23%
	2016		0.60%	1.65%	17.59	18.66	5,634	99,549	17.11%	18.35%	2.00%
American Funds Blue Chip Income and Growth Fund - Class 4
	2020		0.10%	1.65%	11.62	16.36	89,075	1,333,398	6.69%	7.45%	1.69%
	2019		0.95%	1.65%	10.82	15.25	72,482	1,043,229	19.23%	19.89%	1.99%
	2018		0.95%	1.50%	12.50	12.74	69,438	852,021	-10.28%	-9.92%	1.79%
	2017		0.10%	1.50%	13.93	14.14	65,923	916,785	14.96%	15.43%	2.16%
	2016		1.10%	1.50%	12.12	12.25	50,159	613,079	16.73%	17.20%	1.97%
American Funds Bond Fund - Class 1
	2020		0.65%	0.65%	13.79	13.79	2,173	29,960	9.24%	9.24%	2.70%
	2019		0.65%	0.65%	12.62	12.62	1,543	19,475	8.99%	8.99%	2.54%
	2018		0.65%	0.65%	11.58	11.58	3,690	42,717	-1.09%	-1.09%	2.70%
	2017		0.65%	0.65%	11.71	11.71	3,377	39,542	3.21%	3.21%	2.35%
	2016		0.65%	0.65%	11.34	11.34	2,639	29,932	2.60%	2.60%	1.90%
American Funds Capital Income Builder® - Class 1
	2020		0.65%	0.65%	12.83	12.83	1,207	15,494	3.97%	3.97%	3.13%
	2019		0.65%	0.65%	12.34	12.34	1,319	16,286	17.39%	17.39%	3.15%
	2018		0.65%	0.65%	10.52	10.52	1,319	13,873	-7.37%	-7.37%	2.99%
	2017		0.60%	0.65%	11.35	11.37	1,997	22,699	12.56%	12.62%	3.00%
	2016		0.60%	0.65%	10.09	10.10	2,126	21,449	3.50%	3.55%	3.17%
American Funds Capital Income Builder® - Class 4
	2020		0.95%	1.65%	11.12	12.05	149,343	1,748,252	2.41%	3.13%	2.68%
	2019		0.95%	1.65%	10.90	11.70	153,990	1,762,034	15.69%	16.52%	2.65%
	2018		0.95%	1.65%	9.80	10.06	133,946	1,333,668	-8.77%	-8.26%	2.69%
	2017		1.10%	1.65%	10.75	10.96	126,726	1,376,581	10.81%	11.42%	2.52%
	2016		1.10%	1.65%	9.74	9.84	117,493	1,150,030	2.24%	2.65%	2.82%
American Funds Capital World Bond Fund - Class 1
	2020		0.65%	0.65%	12.55	12.55	7,324	91,933	9.46%	9.46%	1.56%
	2019		0.65%	0.65%	11.47	11.47	6,100	69,960	7.38%	7.38%	1.92%
	2018		0.65%	0.65%	10.68	10.68	4,797	51,233	-1.78%	-1.78%	2.68%
	2017		0.65%	0.65%	10.87	10.87	3,463	37,670	6.42%	6.42%	0.64%
	2016		0.65%	0.65%	10.22	10.22	2,513	25,682	2.26%	2.26%	0.82%
American Funds Global Growth and Income Fund - Class 1
	2020		0.65%	0.65%	23.16	23.16	2,140	49,568	8.32%	8.32%	1.72%
	2019		0.65%	0.65%	21.39	21.39	1,459	31,202	30.54%	30.54%	1.90%
	2018		0.65%	0.65%	16.38	16.38	4,040	66,188	-9.94%	-9.94%	1.95%
	2017		0.65%	0.65%	18.19	18.19	3,708	67,463	25.59%	25.59%	2.42%
	2016		0.65%	0.65%	14.48	14.48	3,581	51,889	6.92%	6.92%	1.99%
American Funds Global Growth Fund - Class 2
	2020		0.75%	3.15%	25.22	47.90	278,165	11,564,831	26.42%	29.49%	0.34%
	2019		0.75%	3.15%	19.95	37.18	331,233	10,804,668	31.08%	34.27%	1.07%
	2018		0.75%	3.15%	15.22	27.83	395,464	9,731,881	-11.87%	-9.74%	0.64%
	2017		0.75%	3.15%	17.26	30.98	452,188	12,416,826	27.40%	30.51%	0.64%
	2016		0.75%	3.15%	16.13	23.86	522,379	11,114,285	-2.30%	-0.13%	0.80%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth Fund - Class 4
	2020		0.85%	1.65%	$14.82	$21.54	275,112	$5,513,911	28.04%	29.06%	0.16%
	2019		0.85%	1.65%	11.50	16.73	235,541	3,807,978	32.67%	33.60%	0.96%
	2018		0.95%	1.65%	10.07	12.54	228,821	2,807,053	-10.72%	-10.23%	0.52%
	2017		0.10%	1.65%	13.69	13.97	200,661	2,779,135	28.97%	29.68%	0.69%
	2016		1.10%	1.65%	10.73	10.77	37,794	405,811	-0.88%	-0.73%	0.74%
American Funds Global Small Capitalization Fund - Class 1
	2020		0.65%	0.65%	38.73	38.73	1,543	59,777	29.21%	29.21%	0.20%
	2019		0.65%	0.65%	29.98	29.98	1,296	38,842	30.99%	30.99%	0.44%
	2018		0.65%	0.65%	22.88	22.88	1,028	23,526	-10.89%	-10.89%	0.37%
	2017		0.65%	0.65%	25.68	25.68	752	19,308	25.41%	25.41%	0.69%
	2016		0.65%	0.65%	20.48	20.48	540	11,069	1.68%	1.68%	0.55%
American Funds Global Small Capitalization Fund - Class 2
	2020		0.65%	3.00%	21.91	62.77	230,506	8,746,002	25.89%	28.88%	0.17%
	2019		0.65%	3.00%	17.41	49.17	264,030	7,779,757	27.63%	30.67%	0.15%
	2018		0.65%	3.00%	13.64	37.99	301,956	6,918,718	-13.20%	-11.13%	0.08%
	2017		0.65%	3.00%	15.71	43.15	342,321	8,894,248	22.17%	25.08%	0.43%
	2016		0.65%	3.00%	12.86	34.83	383,602	8,065,153	-0.92%	1.44%	0.22%
American Funds Global Small Capitalization Fund - Class 4
	2020		0.10%	1.50%	14.03	18.30	38,979	691,758	27.46%	28.30%	0.13%
	2019		0.85%	1.50%	12.98	14.30	42,616	592,900	29.29%	30.16%	0.01%
	2018		0.85%	1.65%	10.81	11.02	41,120	449,186	-12.13%	-11.78%	0.02%
	2017		1.10%	1.50%	12.31	12.49	38,041	472,118	23.75%	24.25%	0.40%
	2016		1.10%	1.50%	10.01	10.05	21,192	212,517	0.58%	0.73%	0.10%
American Funds Growth Fund - Class 1
	2020		0.65%	0.65%	67.35	67.35	3,331	224,335	51.47%	51.47%	0.57%
	2019		0.65%	0.65%	44.46	44.46	2,983	132,628	30.26%	30.26%	1.06%
	2018		0.65%	0.65%	34.13	34.13	2,493	85,089	-0.66%	-0.66%	0.75%
	2017		0.65%	0.65%	34.36	34.36	1,982	68,121	27.80%	27.80%	0.82%
	2016		0.65%	0.65%	26.89	26.89	1,530	41,154	9.05%	9.05%	1.12%
American Funds Growth Fund - Class 2
	2020		0.65%	3.15%	36.45	77.61	1,095,417	63,392,648	47.37%	51.10%	0.32%
	2019		0.65%	3.15%	24.20	51.86	1,404,344	54,863,763	26.72%	29.93%	0.73%
	2018		0.65%	3.15%	19.01	40.29	1,606,511	48,962,852	-3.34%	-0.90%	0.41%
	2017		0.65%	3.15%	19.58	41.05	1,893,975	58,938,369	24.31%	27.46%	0.48%
	2016		0.65%	3.15%	15.69	32.51	2,285,687	56,013,804	6.09%	8.78%	0.69%
American Funds Growth Fund - Class 4
	2020		0.10%	1.65%	17.56	31.04	473,567	11,761,437	49.23%	51.56%	0.20%
	2019		0.10%	1.65%	11.73	20.52	384,131	6,805,546	28.31%	30.31%	0.60%
	2018		0.10%	1.65%	10.99	15.78	314,700	4,643,971	-1.99%	-0.60%	0.27%
	2017		0.10%	1.50%	15.23	15.91	272,968	4,168,460	26.08%	27.60%	0.48%
	2016		0.30%	1.50%	12.08	12.21	223,179	2,718,328	7.59%	8.02%	0.66%
American Funds Growth-Income Fund - Class 1
	2020		0.65%	1.65%	31.80	43.67	7,545	318,563	11.95%	13.08%	1.68%
	2019		0.65%	1.65%	28.40	38.62	6,598	244,760	24.39%	25.64%	2.04%
	2018		0.65%	1.65%	22.83	30.74	5,689	165,787	-3.16%	-2.19%	1.79%
	2017		0.65%	1.65%	23.58	31.42	4,641	136,107	20.68%	21.89%	1.78%
	2016		0.65%	1.65%	19.54	25.78	3,906	91,921	9.98%	11.08%	1.71%
American Funds Growth-Income Fund - Class 2
	2020		0.65%	3.15%	16.91	46.03	1,547,143	53,926,940	10.03%	12.81%	1.33%
	2019		0.65%	3.15%	15.33	41.19	1,783,284	55,872,667	22.22%	25.32%	1.63%
	2018		0.65%	3.15%	12.51	33.18	1,999,291	50,482,845	-4.83%	-2.42%	1.34%
	2017		0.65%	3.15%	18.01	34.33	2,335,911	61,060,225	18.59%	21.59%	1.35%
	2016		0.65%	3.15%	15.13	28.51	2,716,659	59,038,784	8.06%	10.80%	1.32%
American Funds Growth-Income Fund - Class 4
	2020		0.10%	1.65%	12.76	19.15	332,716	5,620,528	11.40%	13.14%	1.22%
	2019		0.10%	1.65%	11.42	17.09	293,183	4,708,314	23.80%	25.73%	1.59%
	2018		0.10%	1.65%	10.83	13.73	241,354	3,252,457	-3.66%	-3.13%	1.26%
	2017		1.10%	1.65%	13.89	14.18	227,243	3,187,547	20.08%	20.74%	1.41%
	2016		1.10%	1.65%	11.62	11.74	188,621	2,205,052	9.60%	10.04%	1.39%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds High-Income Bond Fund - Class 1
	2020		0.65%	0.65%	$15.66	$15.66	4,317	$67,587	7.51%	7.51%	9.41%
	2019		0.65%	0.65%	14.56	14.56	3,557	51,802	12.12%	12.12%	7.03%
	2018		0.65%	0.65%	12.99	12.99	2,788	36,219	-2.78%	-2.78%	7.05%
	2017		0.65%	0.65%	13.36	13.36	1,984	26,516	6.56%	6.56%	7.68%
	2016		0.65%	0.65%	12.54	12.54	1,416	17,764	17.07%	17.07%	6.59%
American Funds International Fund - Class 1
	2020		0.65%	1.65%	19.60	24.98	4,257	94,628	12.40%	13.53%	0.92%
	2019		0.65%	1.65%	17.44	22.00	4,156	80,854	21.20%	22.42%	1.66%
	2018		0.65%	1.65%	14.39	17.98	5,725	93,664	-14.37%	-13.51%	2.02%
	2017		0.65%	1.65%	16.80	20.78	5,429	102,709	30.30%	31.60%	1.48%
	2016		0.60%	1.65%	12.89	15.86	6,049	86,494	2.09%	3.19%	1.55%
American Funds International Fund - Class 2
	2020		0.65%	3.20%	12.84	38.63	732,582	19,333,703	10.38%	13.23%	0.66%
	2019		0.65%	3.20%	11.60	34.44	787,663	18,575,847	19.01%	22.09%	1.41%
	2018		0.65%	3.20%	9.72	28.48	890,867	17,368,643	-15.87%	-13.70%	1.63%
	2017		0.65%	3.20%	12.80	33.32	1,003,521	23,216,318	28.16%	31.29%	1.19%
	2016		0.65%	3.05%	9.99	25.62	1,239,835	22,016,254	0.42%	2.86%	1.22%
American Funds International Fund - Class 4
	2020		0.85%	1.65%	11.23	13.96	273,059	3,657,855	11.80%	12.69%	0.47%
	2019		0.85%	1.65%	10.08	12.41	255,968	3,099,969	20.66%	21.62%	1.30%
	2018		0.85%	1.65%	9.97	10.23	233,447	2,373,816	-14.83%	-14.36%	1.60%
	2017		1.10%	1.65%	11.78	11.95	188,892	2,249,715	29.93%	30.45%	1.47%
	2016		1.10%	1.50%	9.12	9.16	147,919	1,353,410	1.93%	2.09%	1.34%
American Funds International Growth and Income Fund - Class 1
	2020		0.65%	0.65%	15.74	15.74	4,425	69,670	5.55%	5.55%	1.90%
	2019		0.65%	0.65%	14.92	14.92	3,598	53,663	22.26%	22.26%	3.02%
	2018		0.65%	0.65%	12.20	12.20	2,804	34,212	-11.58%	-11.58%	2.80%
	2017		0.65%	0.65%	13.80	13.80	2,000	27,608	24.50%	24.50%	2.84%
	2016		0.65%	0.65%	11.08	11.08	1,418	15,722	1.05%	1.05%	3.03%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2017		0.60%	0.60%	15.20	15.20	540	8,220	14.39%	14.39%	0.79%
	2016		0.60%	0.60%	13.29	13.29	540	7,181	6.93%	6.93%	1.48%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2020		1.30%	2.90%	12.24	16.54	1,178,568	19,276,148	2.86%	4.51%	1.52%
	2019		1.30%	2.90%	14.37	15.82	1,212,290	18,994,927	14.90%	16.46%	2.30%
	2018		1.30%	2.65%	12.51	13.59	1,082,195	14,583,947	-7.38%	-6.12%	1.33%
	2017		1.30%	2.65%	13.57	14.47	895,283	12,856,238	11.91%	13.32%	0.74%
	2016		1.30%	2.55%	12.64	12.77	743,395	9,433,273	5.62%	5.89%	1.21%
American Funds Mortgage Fund - Class 4
	2020		0.95%	1.50%	10.79	11.13	23,146	253,556	4.80%	5.37%	1.17%
	2019		0.95%	1.65%	10.21	10.53	19,397	201,826	3.08%	3.66%	2.09%
	2018		1.10%	1.65%	9.91	10.16	25,645	258,087	-1.57%	-1.03%	1.71%
	2017		1.10%	1.65%	10.06	10.27	30,895	314,668	-0.68%	-0.13%	1.34%
	2016		1.10%	1.65%	10.24	10.28	28,949	296,225	0.74%	0.89%	1.78%
American Funds New World Fund® - Class 1
	2020		0.65%	1.65%	16.38	18.04	3,460	61,102	21.86%	23.09%	0.25%
	2019		0.65%	1.65%	13.44	14.66	3,110	44,461	27.35%	28.63%	1.23%
	2018		0.65%	1.65%	10.56	11.39	3,398	37,803	-15.24%	-14.39%	1.19%
	2017		0.65%	1.65%	12.45	13.31	2,829	36,748	27.63%	28.90%	1.20%
	2016		0.65%	1.65%	9.76	10.32	2,726	27,423	3.86%	4.91%	1.01%
American Funds New World Fund® - Class 4
	2020		0.30%	1.65%	12.98	15.99	116,218	1,727,132	21.29%	22.92%	0.04%
	2019		0.30%	1.65%	10.67	13.01	119,996	1,467,232	26.68%	28.43%	0.80%
	2018		0.30%	1.65%	9.58	10.13	116,877	1,135,621	-15.53%	-14.50%	0.66%
	2017		0.30%	1.50%	11.34	11.85	117,822	1,352,192	27.14%	28.67%	0.89%
	2016		0.30%	1.50%	8.97	9.01	77,589	699,210	3.74%	3.89%	0.67%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
BlackRock Global Allocation V.I. Fund - Class I
	2020		0.65%	0.65%	$23.18	$23.18	1,700	$39,404	20.22%	20.22%	1.28%
	2019		0.65%	0.65%	19.28	19.28	1,807	34,850	17.22%	17.22%	1.31%
	2018		0.65%	0.65%	16.45	16.45	1,805	29,683	-7.94%	-7.94%	0.97%
	2017		0.65%	0.65%	17.87	17.87	1,781	31,823	13.12%	13.12%	1.33%
	2016		0.60%	0.65%	15.79	15.86	1,779	28,101	3.44%	3.50%	1.40%
BlackRock Global Allocation V.I. Fund - Class III
	2020		0.30%	3.20%	14.08	22.57	2,802,876	55,526,605	16.91%	20.35%	1.26%
	2019		0.30%	3.20%	12.04	18.82	3,061,347	51,183,778	14.05%	17.39%	1.26%
	2018		0.30%	3.20%	10.56	16.08	3,259,413	47,366,584	-10.49%	-8.13%	0.83%
	2017		0.60%	3.20%	12.88	17.52	3,583,322	57,338,125	10.40%	13.03%	1.26%
	2016		0.60%	2.95%	11.66	15.51	3,906,950	56,024,512	0.79%	3.18%	1.14%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		1.10%	1.50%	10.85	10.97	12,271	134,113	10.77%	11.22%	3.05%
	2016		1.10%	1.50%	9.86	9.86	8,439	83,185	5.06%	5.06%	3.30%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2020		0.95%	1.50%	12.75	16.09	51,664	799,858	15.98%	16.62%	0.53%
	2019		0.95%	1.50%	10.93	13.81	64,748	849,287	22.88%	23.56%	0.82%
	2018		0.95%	1.50%	10.99	11.20	54,734	604,456	-9.93%	-9.57%	0.46%
	2017		1.10%	1.50%	12.20	12.38	29,939	369,601	14.26%	14.72%	0.29%
	2016		1.10%	1.50%	10.75	10.79	23,410	252,188	-0.32%	-0.17%	0.48%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2020		0.95%	3.25%	15.58	18.80	976,229	18,046,001	26.25%	29.18%	0.02%
	2019		0.95%	3.25%	13.87	14.56	960,718	13,705,597	27.94%	30.33%	0.15%
	2018		1.15%	3.00%	10.90	11.15	571,055	6,328,933	-2.84%	-1.47%	0.20%
	2017	6/7/17	1.25%	2.65%	11.22	11.32	79,579	899,927	9.34%	10.85%	0.37%
ClearBridge Variable Mid Cap Portfolio - Class II
	2020		0.55%	2.65%	14.89	16.79	187,646	3,012,873	12.09%	14.13%	0.04%
	2019		0.85%	2.65%	13.29	14.71	169,851	2,414,566	29.17%	31.54%	0.38%
	2018		0.85%	2.65%	10.29	11.05	161,208	1,755,297	-15.08%	-13.75%	0.18%
	2017		0.65%	2.65%	12.43	13.03	137,970	1,749,310	10.38%	11.82%	0.22%
	2016		0.65%	1.95%	11.26	11.65	93,406	1,067,366	7.00%	8.40%	0.38%
Columbia VP Commodity Strategy Fund - Class 2
	2020		1.10%	1.10%	9.22	9.22	833	7,675	-2.63%	-2.63%	29.25%
	2019		1.10%	1.10%	9.47	9.47	833	7,885	6.60%	6.60%	0.92%
	2018		1.10%	1.10%	8.88	8.88	833	7,400	-15.11%	-15.11%	0.00%
	2017	12/4/17	1.10%	1.10%	10.46	10.46	834	8,726	2.66%	2.66%	0.00%
Columbia VP Emerging Markets Bond Fund - Class 2
	2020		0.10%	1.65%	11.26	12.01	38,774	459,764	5.41%	7.06%	3.12%
	2019		0.10%	1.65%	10.68	11.22	10,541	114,773	10.25%	11.97%	3.69%
	2018		0.10%	1.65%	9.80	10.02	7,122	69,677	-8.39%	-7.47%	4.37%
	2017	6/26/17	0.10%	1.10%	10.70	10.83	12,707	137,412	0.52%	2.96%	4.02%
Columbia VP Strategic Income Fund - Class 2
	2020		0.95%	1.65%	11.52	11.81	24,432	285,643	4.88%	5.62%	2.65%
	2019		0.95%	1.65%	11.15	11.20	28,367	314,020	8.85%	9.01%	3.82%
	2018		1.10%	1.25%	10.24	10.28	12,466	127,734	-1.87%	-1.72%	3.18%
	2017	1/18/17	1.10%	1.25%	10.44	10.46	12,373	129,176	2.99%	3.87%	2.98%
Delaware VIP® Diversified Income Series - Service Class
	2020		0.50%	3.25%	10.21	19.90	6,729,118	119,217,239	7.15%	9.97%	2.40%
	2019		0.30%	3.25%	9.86	18.20	6,847,449	111,363,394	6.62%	9.37%	2.63%
	2018		0.65%	3.20%	9.42	16.74	6,352,535	95,346,289	-5.36%	-2.92%	2.96%
	2017		0.65%	3.20%	9.99	17.35	6,262,153	97,961,666	1.64%	4.21%	2.39%
	2016		0.65%	3.15%	9.83	16.75	5,367,375	81,431,180	0.08%	2.62%	2.83%
Delaware VIP® Diversified Income Series - Standard Class
	2020		0.65%	1.65%	13.39	18.28	12,948	220,409	9.22%	10.32%	2.57%
	2019		0.65%	1.65%	12.26	16.57	11,499	175,297	8.63%	9.72%	2.78%
	2018		0.65%	1.65%	11.29	15.10	9,597	131,843	-3.73%	-2.76%	3.05%
	2017		0.65%	1.65%	11.73	15.53	8,170	112,038	3.50%	4.54%	2.55%
	2016		0.65%	1.65%	11.33	14.86	6,798	87,502	1.83%	2.85%	3.01%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Emerging Markets Series - Service Class
	2020		0.10%	3.00%	$13.54	$53.90	660,664	$17,681,888	21.01%	24.56%	0.49%
	2019		0.10%	3.00%	11.17	43.94	717,124	15,731,713	18.64%	22.13%	0.40%
	2018		0.10%	3.00%	9.39	36.54	772,740	14,151,267	-18.51%	-16.57%	3.12%
	2017		0.65%	3.00%	11.49	44.24	752,190	16,725,079	36.09%	39.32%	0.39%
	2016		0.65%	3.00%	8.42	32.08	899,508	14,537,193	10.32%	12.83%	0.78%
Delaware VIP® High Yield Series - Service Class
	2020		0.75%	2.90%	13.76	32.52	197,748	4,810,450	3.83%	6.09%	5.74%
	2019		0.75%	2.90%	13.25	30.92	213,245	4,943,449	12.80%	15.25%	6.38%
	2018		0.75%	2.90%	11.75	27.05	241,155	4,895,514	-7.48%	-5.47%	5.95%
	2017		0.75%	2.90%	12.70	28.86	283,216	6,238,191	4.19%	6.46%	5.78%
	2016		0.75%	2.90%	12.19	27.34	334,777	6,937,502	9.68%	12.07%	6.39%
Delaware VIP® High Yield Series - Standard Class
	2020		1.40%	2.35%	19.21	27.30	7,874	201,337	4.75%	5.75%	6.08%
	2019		1.40%	2.35%	18.34	25.81	8,470	204,905	13.73%	14.81%	6.68%
	2018		1.40%	2.35%	16.13	22.48	9,895	209,757	-6.69%	-5.80%	7.02%
	2017		1.40%	2.35%	17.28	23.87	15,474	355,042	4.99%	5.99%	6.10%
	2016		1.40%	2.35%	16.46	22.52	17,423	378,185	10.53%	11.59%	6.95%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2020		0.20%	3.15%	8.68	13.37	3,827,623	45,315,337	0.89%	3.92%	1.50%
	2019		0.20%	3.15%	8.61	12.92	3,778,876	43,594,621	1.55%	4.12%	2.41%
	2018		0.50%	3.15%	8.48	12.41	3,699,810	41,310,837	-3.05%	-0.60%	2.43%
	2017		0.65%	3.15%	8.74	12.49	3,817,764	43,101,757	-1.24%	1.26%	1.80%
	2016		0.65%	3.15%	8.85	12.33	3,408,691	38,371,843	-1.42%	1.07%	1.30%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2020		0.65%	0.65%	12.79	12.79	922	11,791	3.63%	3.63%	1.78%
	2019		0.65%	0.65%	12.34	12.34	579	7,146	4.53%	4.53%	2.76%
	2018		0.65%	0.65%	11.80	11.80	1,584	18,697	-0.40%	-0.40%	2.72%
	2017		0.65%	0.65%	11.85	11.85	1,470	17,418	1.51%	1.51%	2.06%
	2016		0.65%	0.65%	11.68	11.68	1,136	13,266	1.43%	1.43%	1.52%
Delaware VIP® REIT Series - Service Class
	2020		0.20%	2.90%	9.34	38.78	405,814	9,452,079	-13.20%	-10.82%	1.67%
	2019		0.10%	2.90%	10.74	44.01	402,321	10,729,990	22.88%	26.37%	1.85%
	2018		0.10%	2.90%	12.29	35.28	411,903	8,838,348	-10.17%	-8.25%	1.87%
	2017		0.80%	2.90%	13.66	38.69	452,876	10,770,340	-1.63%	0.46%	1.33%
	2016		0.80%	2.90%	13.86	38.74	456,111	11,160,464	2.60%	4.77%	0.93%
Delaware VIP® REIT Series - Standard Class
	2020		1.40%	2.15%	17.62	44.37	7,999	350,846	-12.31%	-11.65%	2.22%
	2019		1.40%	2.15%	20.10	50.23	9,915	492,822	24.11%	25.05%	2.12%
	2018		1.40%	2.15%	16.19	40.17	10,714	425,837	-9.20%	-8.51%	2.13%
	2017		1.40%	2.35%	17.39	43.90	12,443	536,720	-0.82%	0.12%	1.64%
	2016		1.40%	2.35%	17.53	43.85	14,037	605,033	3.41%	4.40%	1.23%
Delaware VIP® Small Cap Value Series - Service Class
	2020		0.30%	3.25%	11.89	49.24	867,319	24,825,094	-5.29%	-2.47%	1.02%
	2019		0.30%	3.25%	13.30	51.17	716,760	22,349,329	23.66%	27.34%	0.77%
	2018		0.30%	3.25%	10.71	40.73	690,296	17,637,845	-19.40%	-17.19%	0.60%
	2017		0.30%	3.00%	19.97	49.86	663,891	21,286,465	8.51%	11.03%	0.63%
	2016		0.65%	2.95%	18.36	45.35	644,606	19,233,913	27.28%	30.23%	0.68%
Delaware VIP® Small Cap Value Series - Standard Class
	2020		1.40%	2.15%	23.73	53.13	9,309	489,112	-4.00%	-3.27%	1.35%
	2019		1.40%	2.15%	24.72	54.93	9,688	525,763	25.43%	26.36%	1.06%
	2018		1.40%	2.15%	19.71	43.47	10,612	455,813	-18.48%	-17.88%	0.88%
	2017		1.40%	2.15%	24.17	52.93	13,765	721,286	9.67%	10.49%	0.87%
	2016		1.40%	2.15%	22.04	47.91	15,531	736,813	28.61%	29.58%	0.94%
Delaware VIP® Smid Cap Core Series - Service Class
	2020		0.30%	3.00%	14.36	52.36	257,806	9,160,358	7.46%	10.41%	0.29%
	2019		0.10%	3.00%	13.33	48.05	271,643	9,118,393	25.43%	29.12%	0.30%
	2018		0.10%	3.00%	13.19	37.77	310,371	8,091,427	-14.99%	-12.66%	0.00%
	2017		0.30%	3.00%	15.11	43.82	335,586	10,358,097	14.88%	18.03%	0.09%
	2016		0.30%	3.00%	17.11	37.61	401,103	10,673,387	4.83%	7.32%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Smid Cap Core Series - Standard Class
	2020		1.40%	1.40%	$31.46	$31.46	13,032	$409,990	9.54%	9.54%	0.56%
	2019		1.40%	1.40%	28.72	28.72	13,796	396,216	27.83%	27.83%	0.55%
	2018		1.40%	1.40%	22.47	22.47	14,391	323,336	-13.34%	-13.34%	0.18%
	2017		1.40%	1.40%	25.93	25.93	15,773	408,930	17.00%	17.00%	0.33%
	2016		1.40%	2.35%	22.16	23.75	20,000	443,841	5.78%	6.79%	0.21%
Delaware VIP® U.S. Growth Series - Service Class
	2020		0.65%	3.25%	24.54	49.89	228,464	9,110,548	39.10%	42.75%	0.00%
	2019		0.30%	3.25%	17.64	35.28	256,345	7,175,348	22.82%	26.06%	0.00%
	2018		0.65%	3.25%	18.21	28.25	276,629	6,233,111	-6.06%	-3.92%	0.00%
	2017		0.65%	2.90%	19.34	29.69	276,045	6,527,284	24.45%	27.27%	0.00%
	2016		0.65%	2.90%	15.51	23.55	313,061	5,842,084	-8.19%	-6.11%	0.37%
Delaware VIP® Value Series - Service Class
	2020		0.10%	3.25%	12.63	38.23	483,314	12,727,607	-2.83%	-0.17%	1.83%
	2019		0.30%	3.00%	12.96	38.80	519,795	14,055,889	16.06%	19.24%	1.48%
	2018		0.30%	3.00%	13.50	32.97	528,268	12,437,570	-5.73%	-3.29%	1.37%
	2017		0.30%	2.90%	13.96	34.53	494,839	12,630,997	10.29%	13.19%	1.54%
	2016		0.30%	2.90%	15.88	30.91	545,882	12,317,298	11.05%	13.58%	1.58%
Delaware VIP® Value Series - Standard Class
	2020		1.40%	1.40%	33.30	33.30	1,405	46,798	-0.98%	-0.98%	2.23%
	2019		1.40%	1.40%	33.63	33.63	1,673	56,267	18.30%	18.30%	1.76%
	2018		1.40%	1.40%	28.43	28.43	1,158	32,926	-4.08%	-4.08%	1.97%
	2017		1.40%	1.40%	29.64	29.64	2,889	85,639	12.22%	12.22%	1.69%
	2016		1.40%	2.35%	26.41	26.41	3,263	82,204	13.05%	13.05%	1.92%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2020		0.65%	0.65%	15.74	15.74	1,133	17,835	5.02%	5.02%	2.73%
	2019		0.65%	0.65%	14.98	14.98	1,208	18,103	13.94%	13.94%	3.78%
	2018		0.65%	0.65%	13.15	13.15	1,204	15,832	-9.73%	-9.73%	2.14%
	2017		0.65%	0.65%	14.57	14.57	1,199	17,458	6.72%	6.72%	2.28%
	2016		0.65%	0.65%	13.65	13.65	1,187	16,205	4.62%	4.62%	2.05%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2020		0.20%	2.95%	10.14	14.46	277,586	3,803,849	2.26%	5.12%	2.56%
	2019		0.20%	2.95%	9.91	13.89	328,720	4,342,149	11.03%	13.10%	3.56%
	2018		0.50%	2.95%	8.92	12.28	350,481	4,096,057	-11.99%	-10.34%	1.84%
	2017		1.10%	2.95%	10.14	13.69	355,134	4,666,932	3.90%	5.84%	1.95%
	2016		1.10%	2.95%	9.75	12.94	349,285	4,355,108	1.94%	3.84%	1.82%
DWS Equity 500 Index VIP Portfolio - Class A
	2020		1.25%	1.70%	28.43	46.02	18,939	720,637	16.11%	16.63%	1.70%
	2019		1.25%	1.70%	22.27	39.60	21,085	695,600	28.98%	29.56%	2.22%
	2018		1.25%	1.70%	17.26	30.67	27,394	717,438	-6.26%	-5.84%	1.61%
	2017		1.25%	1.70%	18.40	32.68	39,041	1,082,164	19.49%	20.03%	1.95%
	2016		1.25%	2.35%	15.40	27.33	53,795	1,220,996	9.02%	10.23%	1.82%
DWS Small Cap Index VIP Portfolio - Class A
	2020		1.25%	1.70%	42.86	51.28	7,801	366,153	17.42%	17.95%	1.11%
	2019		1.25%	1.85%	35.56	43.63	9,131	365,185	22.93%	23.67%	1.05%
	2018		1.25%	1.85%	28.93	35.40	9,354	303,859	-12.88%	-12.33%	0.94%
	2017		1.25%	1.85%	33.20	40.52	9,634	358,325	12.19%	12.91%	0.96%
	2016		1.25%	1.85%	29.60	36.01	10,023	331,555	18.84%	19.52%	0.99%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2020		0.95%	1.65%	10.45	11.30	30,298	332,100	0.34%	1.05%	3.52%
	2019		0.10%	1.65%	10.34	11.20	172,861	1,924,237	5.33%	6.99%	4.32%
	2018		0.10%	1.65%	10.30	10.57	162,928	1,705,078	-1.70%	-1.17%	3.94%
	2017		1.10%	1.65%	10.48	10.70	37,058	394,259	1.72%	2.29%	3.26%
	2016		1.10%	1.65%	10.35	10.46	41,689	433,660	7.32%	7.76%	3.18%
Fidelity® VIP Balanced Portfolio - Service Class 2
	2020		0.10%	2.65%	13.13	13.46	768,647	10,282,329	18.93%	20.73%	1.58%
	2019	6/14/19	0.30%	2.65%	11.04	11.21	214,534	2,388,579	2.34%	9.78%	1.95%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2020		0.65%	3.25%	$18.34	$54.86	1,887,885	$75,831,538	26.07%	29.39%	0.08%
	2019		0.30%	3.25%	14.69	42.65	2,005,937	63,561,847	27.08%	30.42%	0.22%
	2018		0.65%	3.25%	11.52	32.90	1,959,819	48,489,445	-9.54%	-7.24%	0.44%
	2017		0.65%	3.15%	18.20	35.68	1,855,857	50,332,693	17.82%	20.80%	0.78%
	2016		0.65%	3.15%	15.39	29.71	1,912,183	43,436,713	4.39%	7.03%	0.56%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2020		0.95%	3.05%	12.28	13.97	115,899	1,581,783	10.47%	12.81%	1.02%
	2019		0.95%	3.05%	10.88	12.40	122,963	1,500,737	14.16%	16.58%	1.74%
	2018		0.95%	3.05%	10.52	10.65	83,883	881,064	-6.97%	-6.41%	1.71%
	2017	2/22/17	1.10%	1.90%	11.28	11.38	37,738	427,578	0.15%	8.88%	1.73%
Fidelity® VIP Growth Portfolio - Initial Class
	2020		1.40%	1.40%	33.25	33.25	11,521	383,098	41.89%	41.89%	0.07%
	2019		1.40%	1.40%	23.43	23.43	11,625	272,427	32.45%	32.45%	0.26%
	2018		1.40%	1.40%	17.69	17.69	11,718	207,325	-1.56%	-1.56%	0.22%
	2017		1.40%	1.40%	17.97	17.97	14,130	253,958	33.26%	33.26%	0.21%
	2016		1.40%	1.40%	13.49	13.49	16,179	218,213	-0.60%	-0.60%	0.04%
Fidelity® VIP Growth Portfolio - Service Class 2
	2020		0.80%	2.95%	24.40	60.10	539,593	22,065,822	39.38%	42.33%	0.04%
	2019		0.30%	2.95%	15.06	42.54	414,199	13,444,576	30.08%	33.58%	0.06%
	2018		0.30%	2.95%	14.37	32.26	447,277	10,879,560	-3.33%	-1.27%	0.04%
	2017		0.80%	2.95%	14.67	32.93	417,079	10,420,591	30.97%	33.40%	0.09%
	2016		1.05%	2.90%	11.06	24.82	433,377	7,984,039	-2.32%	-0.55%	0.00%
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2020		0.10%	3.25%	13.94	32.66	1,398,962	41,147,125	14.10%	17.75%	0.39%
	2019		0.10%	3.25%	12.33	28.06	1,525,635	39,035,017	19.23%	23.05%	0.69%
	2018		0.10%	3.25%	10.73	23.07	1,499,381	31,840,805	-17.42%	-14.86%	0.41%
	2017		0.10%	3.15%	16.13	27.41	1,464,889	37,367,032	16.80%	19.74%	0.49%
	2016		0.30%	3.15%	13.89	23.02	1,524,742	33,015,067	8.57%	11.28%	0.29%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2020		0.10%	1.65%	11.20	12.26	133,513	1,570,455	5.41%	7.05%	3.28%
	2019		0.10%	1.65%	10.67	11.45	118,222	1,317,860	8.84%	10.54%	3.40%
	2018		0.10%	1.65%	10.14	10.36	97,685	1,006,580	-4.41%	-2.92%	3.43%
	2017		0.10%	1.65%	10.61	10.77	80,413	862,662	5.79%	6.37%	4.08%
	2016		0.30%	1.65%	10.10	10.12	46,950	474,527	6.68%	6.84%	4.61%
First Trust Capital Strength Portfolio - Class I
	2020	6/30/20	1.25%	1.55%	11.85	11.87	12,013	142,501	2.04%	7.06%	0.08%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2020		0.95%	1.65%	11.47	13.64	42,184	564,249	9.27%	10.04%	0.50%
	2019		0.95%	1.65%	10.42	12.42	42,008	512,363	19.19%	19.84%	0.64%
	2018		0.95%	1.50%	10.25	10.38	38,756	398,000	-9.46%	-9.09%	0.32%
	2017		1.10%	1.50%	11.41	11.41	27,623	314,410	16.21%	16.21%	1.12%
	2016	10/17/16	1.10%	1.10%	9.82	9.82	1,722	16,916	2.41%	2.41%	1.07%
First Trust Multi Income Allocation Portfolio - Class I
	2020		0.95%	1.50%	11.31	12.37	34,756	425,179	0.96%	1.52%	2.28%
	2019		0.95%	1.50%	11.93	12.20	31,715	383,143	14.65%	15.11%	2.53%
	2018		1.10%	1.50%	10.40	10.60	28,166	296,612	-5.86%	-5.48%	2.24%
	2017		1.10%	1.50%	11.21	11.21	25,714	286,668	4.89%	4.89%	3.20%
	2016		1.10%	1.10%	10.69	10.69	13,578	145,161	8.10%	8.10%	2.61%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2020		0.20%	3.05%	12.07	15.60	1,106,144	15,995,514	4.57%	7.59%	1.49%
	2019		0.20%	3.05%	11.35	14.63	1,106,334	14,989,083	17.14%	20.41%	1.67%
	2018		0.30%	3.05%	10.51	12.25	922,514	10,638,744	-7.68%	-5.20%	1.72%
	2017		0.30%	2.95%	12.84	13.03	599,190	7,619,928	11.79%	12.23%	1.65%
	2016		1.10%	1.50%	11.56	11.61	170,568	1,978,304	10.34%	10.51%	1.43%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Allocation VIP Fund - Class 4
	2020		0.95%	2.65%	$11.67	$13.02	59,875	$752,276	9.87%	10.70%	1.37%
	2019		0.95%	1.70%	11.78	11.78	44,086	516,542	18.25%	18.25%	3.33%
	2018		1.10%	1.10%	9.96	9.96	44,402	442,235	-10.57%	-10.57%	2.89%
	2017		1.10%	1.10%	11.14	11.14	47,795	532,284	10.56%	10.56%	2.53%
	2016		1.10%	1.10%	10.07	10.07	48,415	487,702	11.69%	11.69%	3.35%
Franklin Income VIP Fund - Class 2
	2020		0.60%	3.25%	11.68	18.82	1,330,771	23,527,326	-2.53%	0.09%	5.82%
	2019		0.60%	3.25%	13.60	18.92	1,532,076	27,143,790	12.46%	15.19%	5.32%
	2018		0.65%	3.15%	12.09	16.51	1,661,040	26,000,575	-7.27%	-4.91%	4.80%
	2017		0.65%	3.15%	13.04	17.77	1,820,167	30,267,345	6.27%	8.96%	4.14%
	2016		0.65%	3.15%	12.27	16.69	1,964,523	30,301,916	10.49%	13.29%	4.56%
Franklin Income VIP Fund - Class 4
	2020		0.30%	3.05%	10.71	12.63	653,745	7,763,144	-2.44%	0.28%	5.58%
	2019		0.30%	3.05%	10.87	12.59	567,752	6,800,900	12.56%	15.70%	5.02%
	2018		0.30%	3.05%	10.07	10.88	377,415	3,945,558	-7.24%	-4.70%	4.53%
	2017		0.30%	3.00%	10.71	10.92	245,857	2,718,604	7.76%	8.35%	3.58%
	2016		0.30%	1.65%	9.98	10.08	117,215	1,176,118	12.17%	12.62%	4.49%
Franklin Mutual Shares VIP Fund - Class 2
	2020		0.65%	2.95%	13.25	19.61	853,724	13,846,134	-7.81%	-5.66%	2.90%
	2019		0.65%	2.95%	14.34	20.82	869,207	15,009,679	19.01%	21.78%	1.80%
	2018		0.65%	2.95%	12.03	17.33	957,202	13,690,408	-11.71%	-9.66%	2.32%
	2017		0.65%	2.95%	13.59	19.63	1,088,716	17,409,263	5.20%	7.65%	2.25%
	2016		0.65%	2.95%	12.90	18.66	1,196,710	17,951,931	12.69%	15.31%	1.83%
Franklin Mutual Shares VIP Fund - Class 4
	2020		0.10%	3.10%	10.28	12.09	282,114	3,232,801	-8.07%	-5.26%	3.05%
	2019		0.10%	3.10%	11.65	12.76	204,798	2,510,337	18.82%	22.31%	1.93%
	2018		0.10%	3.00%	9.80	10.53	125,291	1,277,481	-11.84%	-9.25%	2.65%
	2017		0.10%	3.00%	11.48	11.72	73,637	841,927	6.48%	7.07%	2.61%
	2016		1.10%	1.65%	10.79	10.94	17,901	194,951	14.05%	14.67%	1.59%
Franklin Rising Dividends VIP Fund - Class 4
	2020		0.95%	1.65%	13.65	18.84	68,828	1,160,976	13.95%	14.75%	1.24%
	2019		0.95%	1.65%	15.92	16.44	78,992	1,203,672	27.04%	27.74%	1.09%
	2018		1.10%	1.65%	12.53	12.87	50,170	643,903	-6.72%	-6.20%	1.21%
	2017		1.10%	1.65%	13.44	13.72	58,370	799,467	18.32%	19.09%	1.52%
	2016		1.10%	1.65%	11.48	11.52	51,776	596,360	14.50%	14.67%	1.08%
Franklin Small Cap Value VIP Fund - Class 4
	2020		0.95%	1.65%	11.11	14.16	22,352	311,306	3.41%	4.14%	1.33%
	2019		0.95%	1.65%	13.20	13.62	18,383	246,682	24.16%	24.85%	0.91%
	2018		1.10%	1.65%	10.63	10.91	17,075	185,342	-14.43%	-13.96%	0.76%
	2017		1.10%	1.65%	12.43	12.68	11,885	150,139	8.75%	9.35%	0.43%
	2016		0.30%	1.65%	11.43	11.59	11,178	129,555	28.00%	28.70%	0.64%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2020		0.10%	1.65%	17.70	23.68	46,683	1,073,777	52.47%	53.54%	0.00%
	2019		0.95%	1.65%	14.98	15.45	37,945	578,630	29.12%	29.83%	0.00%
	2018		1.10%	1.65%	11.68	11.90	34,559	410,550	-6.87%	-6.49%	0.00%
	2017		1.10%	1.50%	12.54	12.73	30,035	382,069	19.50%	19.98%	0.00%
	2016		1.10%	1.50%	10.49	10.61	18,262	193,258	2.49%	2.90%	0.00%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2020		1.10%	1.50%	9.44	9.69	22,698	219,425	-1.23%	-0.83%	0.26%
	2019		1.10%	1.50%	9.55	9.77	46,539	453,988	0.35%	0.75%	1.84%
	2018		1.10%	1.50%	9.52	9.70	10,779	103,908	-0.03%	0.37%	1.31%
	2017		1.10%	1.50%	9.52	9.66	69,476	670,753	-0.99%	-0.59%	0.47%
	2016		1.10%	1.50%	9.68	9.72	86,496	839,883	-1.20%	-1.05%	0.05%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2020		0.65%	2.45%	22.92	28.69	57,363	1,486,422	1.23%	3.07%	1.19%
	2019		0.65%	2.45%	22.33	27.83	55,664	1,408,651	22.58%	24.80%	1.22%
	2018		0.65%	2.45%	17.98	22.30	61,377	1,254,295	-10.93%	-9.31%	0.97%
	2017		0.65%	2.45%	19.87	24.59	68,847	1,558,604	6.90%	8.85%	1.43%
	2016		0.65%	2.45%	18.28	22.59	71,550	1,497,481	8.59%	10.56%	1.70%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2020		0.95%	1.50%	$9.59	$10.66	11,490	$113,021	4.99%	5.57%	1.61%
	2019		0.95%	1.50%	9.14	10.10	24,238	226,754	6.99%	7.57%	2.65%
	2018		0.95%	1.50%	8.54	8.70	22,907	198,921	-8.48%	-8.11%	2.28%
	2017		1.10%	1.50%	9.33	9.47	22,686	214,036	3.59%	3.99%	2.28%
	2016		1.10%	1.50%	9.07	9.10	18,439	167,731	-0.97%	-0.82%	0.67%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.18%
	2017		1.10%	1.50%	9.01	9.14	11,213	102,014	-3.78%	-3.39%	0.74%
	2016		1.10%	1.50%	9.42	9.46	7,026	66,324	-0.51%	-0.36%	1.94%
Guggenheim VT Long Short Equity
	2020		0.95%	1.65%	10.02	11.10	23,299	254,593	3.21%	3.94%	0.86%
	2019		0.95%	1.65%	9.64	10.70	30,160	319,113	3.81%	4.54%	0.58%
	2018		0.95%	1.65%	10.06	10.25	27,520	279,132	-14.23%	-13.89%	0.00%
	2017		1.10%	1.50%	11.73	11.90	23,828	283,462	13.15%	13.60%	0.36%
	2016		1.10%	1.50%	10.44	10.48	22,094	231,412	-0.60%	-0.45%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2020		0.10%	1.50%	10.83	10.92	38,301	416,135	6.21%	6.37%	1.69%
	2019		0.95%	1.10%	10.28	10.28	14,605	150,095	3.86%	3.86%	2.38%
	2018		1.10%	1.25%	9.83	9.90	13,822	136,823	-6.25%	-6.11%	0.00%
	2017		1.10%	1.25%	10.49	10.54	14,339	151,163	2.40%	2.54%	0.00%
	2016		1.10%	1.25%	10.24	10.28	16,198	166,459	-1.72%	-1.57%	0.09%
Hartford Capital Appreciation HLS Fund - Class IC
	2020		0.95%	1.65%	17.90	18.38	50,103	906,428	19.51%	19.99%	0.52%
	2019		1.10%	1.50%	14.98	15.32	44,877	684,988	28.69%	29.20%	1.04%
	2018		1.10%	1.50%	11.64	11.86	42,203	498,896	-8.79%	-8.43%	0.48%
	2017		1.10%	1.50%	12.88	12.95	36,348	469,559	20.00%	20.18%	0.74%
	2016		1.10%	1.25%	10.73	10.77	31,622	340,322	3.68%	3.84%	0.77%
Invesco Oppenheimer V.I. Global Fund - Series II Shares
	2020		0.75%	1.30%	31.63	48.03	8,466	313,710	25.69%	26.39%	0.44%
	2019		0.75%	1.30%	25.04	38.01	9,219	270,928	29.75%	30.47%	0.63%
	2018		0.75%	1.30%	19.20	29.13	9,956	224,189	-14.52%	-14.04%	0.75%
	2017		0.75%	1.30%	22.35	33.89	9,799	257,785	34.56%	35.30%	0.72%
	2016		0.75%	1.70%	16.52	25.05	11,474	223,151	-1.84%	-0.90%	0.71%
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
	2020		0.30%	1.65%	11.84	14.07	70,670	924,264	19.06%	20.68%	0.65%
	2019		0.30%	1.65%	10.80	11.66	72,197	793,849	25.86%	27.57%	0.71%
	2018		0.30%	1.65%	8.64	9.14	76,736	668,679	-20.75%	-19.79%	0.69%
	2017		0.30%	1.50%	11.00	11.39	41,851	462,715	24.88%	26.07%	1.18%
	2016		0.30%	1.25%	8.81	8.85	28,454	252,060	-3.92%	-3.78%	0.75%
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares
	2020		0.95%	1.50%	12.55	17.58	33,993	495,028	17.85%	18.50%	0.39%
	2019		0.95%	1.50%	14.52	14.86	27,493	364,788	24.26%	24.75%	0.00%
	2018		1.10%	1.50%	11.69	11.91	21,942	260,428	-11.87%	-11.52%	0.06%
	2017		1.10%	1.50%	13.26	13.46	17,364	232,849	12.21%	12.66%	0.61%
	2016		1.10%	1.50%	11.82	11.95	8,874	105,774	15.92%	16.38%	0.23%
Invesco V.I. American Franchise Fund - Series I Shares
	2020		1.40%	2.60%	14.36	38.57	7,823	147,153	38.71%	40.38%	0.07%
	2019		1.40%	2.60%	10.25	27.66	8,499	116,821	33.25%	34.86%	0.00%
	2018		1.40%	2.60%	7.62	20.66	8,618	89,611	-6.10%	-4.97%	0.00%
	2017		1.40%	2.60%	8.04	21.89	8,914	99,751	24.07%	25.57%	0.08%
	2016		1.40%	2.60%	6.42	17.55	8,405	77,923	-0.36%	0.85%	0.00%
Invesco V.I. American Franchise Fund - Series II Shares
	2020		1.70%	1.70%	31.49	31.49	1,048	33,005	39.61%	39.61%	0.00%
	2019		1.70%	1.70%	22.55	22.55	3,037	68,488	34.12%	34.12%	0.00%
	2018		1.70%	1.70%	16.82	16.82	5,215	87,700	-5.51%	-5.51%	0.00%
	2017		1.70%	1.70%	17.80	17.80	1,039	18,490	24.89%	24.89%	0.00%
	2016		1.70%	1.70%	14.25	14.25	1,036	14,764	0.31%	0.31%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2020		0.10%	1.65%	$11.41	$13.15	32,848	$409,283	8.19%	9.89%	6.69%
	2019		0.10%	1.65%	11.72	12.09	50,781	599,923	13.00%	14.77%	0.00%
	2018		0.10%	1.65%	10.34	10.64	60,844	638,562	-8.24%	-6.80%	1.26%
	2017		0.10%	1.65%	11.30	11.53	69,768	799,445	8.03%	8.63%	4.23%
	2016		1.10%	1.65%	10.46	10.62	51,083	539,679	9.69%	10.30%	0.20%
Invesco V.I. Comstock Fund - Series II Shares
	2020		0.95%	1.50%	10.25	13.77	6,606	86,379	-2.56%	-2.02%	2.23%
	2019		0.95%	1.50%	13.77	14.08	7,761	104,658	23.08%	23.57%	1.60%
	2018		1.10%	1.50%	11.18	11.39	7,690	87,179	-13.67%	-13.33%	1.45%
	2017		1.10%	1.50%	12.96	13.15	7,755	101,510	15.83%	16.29%	2.18%
	2016		1.10%	1.50%	11.26	11.30	6,758	76,148	15.53%	15.71%	1.37%
Invesco V.I. Core Equity Fund - Series I Shares
	2020		1.40%	1.40%	17.60	17.60	7,379	129,851	12.27%	12.27%	1.37%
	2019		1.40%	1.40%	15.67	15.67	7,553	118,384	27.17%	27.17%	0.96%
	2018		1.40%	1.40%	12.33	12.33	7,708	95,003	-10.66%	-10.66%	0.91%
	2017		1.40%	1.65%	12.50	13.79	9,146	125,975	11.31%	11.60%	1.03%
	2016		1.40%	1.65%	11.23	12.36	10,852	133,792	8.45%	8.73%	0.70%
Invesco V.I. Core Equity Fund - Series II Shares
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.82%
	2016		1.40%	1.40%	17.41	17.41	53	919	8.49%	8.49%	0.52%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2020		0.95%	1.65%	11.48	14.36	52,200	719,835	-1.76%	-1.08%	2.87%
	2019		0.95%	1.65%	14.09	14.54	51,401	739,371	22.73%	23.41%	2.72%
	2018		1.10%	1.65%	11.48	11.78	54,265	636,643	-9.32%	-8.82%	2.18%
	2017		1.10%	1.65%	12.66	12.92	54,518	702,025	6.57%	7.16%	1.58%
	2016		1.10%	1.65%	12.01	12.05	41,963	504,736	13.12%	13.28%	1.37%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2020		0.30%	3.25%	12.81	17.62	1,022,473	15,844,057	8.82%	12.08%	1.34%
	2019		0.30%	3.25%	11.50	15.85	925,078	13,042,762	24.41%	28.07%	1.66%
	2018		0.30%	3.20%	10.76	12.48	700,056	7,825,820	-11.00%	-8.38%	1.20%
	2017		0.30%	3.20%	13.65	13.73	402,540	5,056,098	16.86%	17.04%	1.09%
	2016		1.10%	1.25%	11.68	11.73	62,434	730,465	12.53%	12.69%	0.39%
Invesco V.I. Equity and Income Fund - Series II Shares
	2020		0.95%	1.65%	11.51	14.48	50,357	722,336	7.86%	8.62%	2.28%
	2019		0.95%	1.65%	12.94	13.35	49,423	656,991	18.05%	18.70%	2.41%
	2018		1.10%	1.65%	10.96	11.25	46,589	523,081	-11.21%	-10.72%	1.96%
	2017		1.10%	1.65%	12.60	12.60	54,290	683,053	9.57%	9.57%	1.43%
	2016		1.10%	1.10%	11.50	11.50	36,736	422,338	13.58%	13.58%	1.57%
Invesco V.I. International Growth Fund - Series I Shares
	2020		1.40%	1.40%	21.19	21.19	448	9,502	12.43%	12.43%	2.45%
	2019		1.40%	1.40%	18.85	18.85	448	8,452	26.77%	26.77%	1.60%
	2018		1.40%	1.40%	14.87	14.87	448	6,667	-16.18%	-16.18%	2.07%
	2017		1.40%	1.40%	17.74	17.74	448	7,954	21.29%	21.29%	1.16%
	2016		1.40%	1.40%	14.63	14.63	2,414	35,307	-1.84%	-1.84%	1.06%
Invesco V.I. International Growth Fund - Series II Shares
	2020		0.85%	3.20%	12.79	36.37	235,279	4,005,288	10.16%	12.72%	2.17%
	2019		0.30%	3.20%	11.61	32.38	222,102	3,412,582	24.20%	27.85%	1.38%
	2018		0.30%	3.20%	9.20	25.57	176,207	2,158,350	-17.88%	-15.97%	1.94%
	2017		0.85%	3.20%	10.99	31.01	137,472	2,095,846	19.22%	21.39%	1.35%
	2016		1.10%	2.90%	9.07	25.67	102,650	1,359,920	-3.20%	-1.78%	1.22%
Ivy VIP Asset Strategy Portfolio - Class II
	2020		0.95%	1.50%	12.29	12.64	54,420	681,521	12.18%	12.80%	2.16%
	2019		0.95%	1.50%	10.90	11.22	50,434	560,895	19.96%	20.63%	2.21%
	2018		0.95%	1.50%	9.14	9.32	57,643	533,219	-6.85%	-6.47%	2.26%
	2017		1.10%	1.50%	9.82	9.96	46,241	458,130	16.51%	16.98%	1.61%
	2016		1.10%	1.50%	8.42	8.51	48,688	413,072	-4.02%	-3.63%	0.52%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP Energy Portfolio - Class II
	2020		0.95%	1.65%	$2.88	$3.86	34,244	$105,894	-37.87%	-37.43%	2.23%
	2019		0.95%	1.65%	4.64	6.17	27,975	137,945	1.78%	2.50%	0.00%
	2018		0.95%	1.65%	4.59	4.68	27,577	130,836	-35.12%	-34.86%	0.00%
	2017		1.10%	1.50%	7.14	7.18	25,720	184,339	-13.73%	-13.60%	0.95%
	2016		1.10%	1.25%	8.31	8.31	10,020	83,284	33.09%	33.09%	0.10%
Ivy VIP High Income Portfolio - Class II
	2020		0.10%	1.65%	11.11	12.20	91,553	1,108,221	4.29%	5.03%	7.60%
	2019		0.95%	1.65%	10.58	11.63	71,924	825,869	9.37%	10.14%	6.55%
	2018		0.95%	1.65%	10.31	10.58	71,086	747,956	-3.72%	-3.19%	6.42%
	2017		1.10%	1.65%	10.71	10.93	66,331	724,297	4.94%	5.51%	5.21%
	2016		1.10%	1.65%	10.32	10.36	70,966	734,277	14.74%	14.92%	6.69%
Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.30%	1.50%	11.33	11.84	21,842	251,713	7.21%	8.50%	0.00%
	2016		0.30%	1.50%	10.57	10.68	8,460	91,038	11.60%	12.04%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class II
	2020		0.65%	1.65%	18.20	26.65	138,061	2,777,423	46.78%	48.04%	0.00%
	2019		0.65%	1.50%	12.46	18.00	68,757	981,151	35.89%	37.05%	0.00%
	2018		0.65%	1.50%	12.72	13.13	46,733	553,034	-1.55%	-0.71%	0.00%
	2017		0.65%	1.50%	13.04	13.23	22,553	295,036	25.32%	26.07%	0.00%
	2016		0.65%	1.25%	10.41	10.49	18,850	196,817	4.80%	5.43%	0.00%
Ivy VIP Science and Technology Portfolio - Class II
	2020		0.10%	1.65%	17.41	26.52	179,553	3,804,110	33.15%	35.23%	0.00%
	2019		0.10%	1.65%	12.99	19.61	154,237	2,480,180	47.04%	49.33%	0.00%
	2018		0.10%	1.65%	12.17	13.13	103,814	1,262,038	-6.65%	-5.33%	0.00%
	2017		0.10%	1.50%	13.04	13.23	62,009	826,065	30.15%	30.67%	0.00%
	2016		1.10%	1.50%	10.08	10.12	32,594	329,358	0.28%	0.43%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class II
	2020		0.30%	1.50%	15.33	20.89	47,529	833,207	35.62%	37.25%	0.00%
	2019		0.30%	1.50%	14.22	15.22	24,713	357,988	21.53%	23.00%	0.00%
	2018	11/2/18	0.10%	1.50%	11.70	12.37	27,409	329,260	-12.48%	-12.29%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2020		1.35%	1.70%	34.19	36.24	14,252	504,330	12.11%	12.59%	1.43%
	2019		1.35%	1.70%	30.50	32.23	17,530	554,927	20.21%	20.65%	1.58%
	2018		1.35%	1.70%	25.37	26.73	26,933	704,690	-1.26%	-0.88%	1.75%
	2017		1.35%	1.70%	25.69	27.04	30,480	802,143	16.14%	16.50%	1.38%
	2016		1.35%	1.70%	22.12	23.26	29,599	669,369	2.57%	2.90%	1.80%
Janus Henderson Enterprise Portfolio - Service Shares
	2020		1.40%	2.70%	38.22	79.01	5,458	395,535	16.03%	17.52%	0.00%
	2019		1.40%	2.70%	32.94	67.36	5,686	351,886	31.58%	33.28%	0.05%
	2018		1.40%	2.70%	39.16	50.64	5,976	277,766	-2.34%	-2.03%	0.11%
	2017		1.25%	1.70%	40.10	51.80	7,306	348,926	24.95%	25.37%	0.15%
	2016		1.25%	1.70%	32.09	41.42	8,787	332,220	10.21%	10.72%	0.02%
Janus Henderson Global Research Portfolio - Service Shares
	2020		1.50%	1.50%	30.07	30.07	598	17,994	17.98%	17.98%	0.56%
	2019		1.50%	1.50%	25.49	25.49	599	15,259	26.80%	26.80%	0.87%
	2018		1.50%	1.50%	20.10	20.10	613	12,326	-8.48%	-8.48%	0.98%
	2017		1.50%	1.50%	21.96	21.96	602	13,211	24.79%	24.79%	0.68%
	2016		1.50%	1.50%	17.60	17.60	630	11,089	0.30%	0.30%	0.85%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2020		0.10%	3.25%	10.21	11.64	1,299,311	14,302,800	4.24%	7.57%	1.79%
	2019		0.10%	3.25%	9.99	10.85	983,300	10,198,637	5.05%	6.85%	2.15%
	2018		0.95%	2.65%	9.51	9.80	541,466	5,278,494	-2.84%	-1.47%	2.14%
	2017	1/9/17	1.25%	2.65%	9.78	9.94	313,283	3,104,829	-0.91%	1.53%	1.72%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2020		1.10%	2.30%	13.03	13.95	29,801	410,667	12.78%	14.14%	1.89%
	2019		1.10%	2.30%	11.55	12.22	29,971	362,016	13.93%	15.30%	2.11%
	2018		1.10%	2.30%	10.14	10.60	30,753	322,842	-8.44%	-7.34%	0.00%
	2017		1.10%	2.30%	11.07	11.44	22,615	256,442	14.19%	15.58%	1.14%
	2016		1.10%	2.30%	9.70	9.90	27,676	272,200	3.43%	4.68%	4.55%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2020		1.10%	1.65%	$11.89	$12.27	28,615	$343,507	3.49%	4.06%	4.11%
	2019		1.10%	1.65%	11.49	11.79	22,626	262,445	12.40%	13.02%	2.80%
	2018		1.10%	1.65%	10.22	10.43	17,596	181,525	-6.47%	-5.96%	0.00%
	2017		1.10%	1.65%	10.93	11.09	14,334	157,928	9.88%	10.49%	4.17%
	2016		1.10%	1.65%	10.04	10.04	12,380	123,657	5.04%	5.04%	3.93%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		1.10%	1.65%	11.30	11.35	20,881	236,683	10.35%	10.51%	0.53%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2020		0.75%	0.75%	14.45	14.45	5,798	83,799	12.45%	12.45%	1.65%
	2019		0.75%	0.75%	12.85	12.85	5,848	75,160	21.04%	21.04%	2.63%
	2018		0.75%	0.75%	10.62	10.62	5,898	62,626	-7.17%	-7.17%	2.00%
	2017	9/27/17	0.75%	0.75%	11.44	11.44	5,949	68,047	4.69%	4.69%	1.00%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2020		0.95%	1.65%	11.47	13.18	102,796	1,307,758	5.55%	6.29%	2.57%
	2019		0.95%	1.65%	12.04	12.42	195,581	2,283,002	11.50%	12.11%	6.17%
	2018		1.10%	1.65%	10.88	11.08	85,626	939,518	-5.45%	-5.07%	4.00%
	2017		1.10%	1.50%	11.50	11.67	79,103	919,631	7.59%	8.02%	5.15%
	2016		1.10%	1.50%	10.76	10.81	29,873	322,340	10.74%	10.91%	4.96%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2020		0.95%	1.65%	19.99	28.47	94,528	2,151,101	69.78%	70.97%	0.00%
	2019		0.95%	1.65%	11.69	16.68	89,528	1,168,220	29.58%	30.52%	0.00%
	2018		0.95%	1.65%	12.48	12.80	47,550	544,193	3.18%	3.74%	0.00%
	2017		1.10%	1.65%	12.09	12.34	15,640	192,012	27.80%	28.50%	0.00%
	2016		1.10%	1.65%	9.56	9.60	14,309	136,916	-3.81%	-3.67%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2020		0.75%	1.30%	22.83	32.36	2,823	85,770	0.44%	1.01%	1.29%
	2019		0.75%	1.30%	22.61	32.04	2,788	84,173	19.95%	20.61%	1.28%
	2018		0.75%	1.30%	18.75	26.56	2,874	72,028	-9.33%	-8.84%	1.50%
	2017		0.75%	1.30%	20.58	29.14	2,973	82,020	11.13%	11.76%	1.01%
	2016		0.75%	1.30%	18.43	26.07	3,283	81,387	14.24%	14.88%	1.09%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2020		0.95%	1.65%	10.45	10.84	171,281	1,830,261	1.44%	2.16%	2.97%
	2019		0.95%	1.65%	10.30	10.62	126,428	1,324,791	3.34%	3.91%	3.83%
	2018		1.10%	1.65%	9.97	10.22	95,687	965,547	-0.51%	0.04%	3.65%
	2017		1.10%	1.65%	10.07	10.22	74,781	757,713	0.67%	1.07%	3.50%
	2016		0.30%	1.50%	10.00	10.11	63,646	640,303	1.93%	2.34%	2.71%
LVIP American Balanced Allocation Fund - Service Class
	2020		0.95%	1.65%	12.42	14.84	362,912	5,253,573	14.08%	14.88%	1.65%
	2019		0.95%	1.65%	12.54	12.94	370,431	4,688,716	15.30%	15.93%	2.30%
	2018		1.10%	1.65%	10.88	11.16	341,636	3,781,359	-5.96%	-5.44%	1.66%
	2017		1.10%	1.65%	11.57	11.80	339,830	3,981,610	12.54%	13.16%	1.86%
	2016		1.10%	1.65%	10.39	10.43	271,366	2,826,726	4.51%	4.67%	2.08%
LVIP American Balanced Allocation Fund - Standard Class
	2020		0.65%	0.65%	19.47	19.47	470	9,141	15.63%	15.63%	1.88%
	2019		0.65%	0.65%	16.84	16.84	513	8,638	16.87%	16.87%	2.57%
	2018		0.65%	0.65%	14.41	14.41	513	7,392	-4.69%	-4.69%	2.07%
	2017		0.65%	0.65%	15.11	15.11	513	7,768	14.07%	14.07%	2.24%
	2016		0.65%	0.65%	13.25	13.25	513	6,804	5.52%	5.52%	1.99%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2020		0.50%	2.95%	14.04	15.93	2,681,070	41,638,253	1.77%	4.30%	0.76%
	2019		0.50%	3.00%	13.76	15.37	2,622,149	39,388,994	23.59%	25.89%	3.10%
	2018		1.15%	3.20%	11.02	12.21	2,471,167	29,560,549	-13.66%	-11.87%	0.90%
	2017		1.15%	3.20%	12.76	13.85	2,125,033	28,926,899	9.82%	12.09%	0.96%
	2016		1.15%	3.20%	11.62	12.36	1,568,540	19,128,327	13.74%	16.09%	1.40%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2020		1.30%	1.55%	$12.80	$13.00	271,561	$3,502,274	8.02%	8.29%	1.63%
	2019		1.30%	1.55%	11.85	12.01	278,216	3,320,209	14.17%	14.45%	2.21%
	2018		1.30%	1.55%	10.38	10.49	278,832	2,911,140	-4.88%	-4.64%	1.77%
	2017		1.30%	2.35%	10.62	11.00	270,151	2,955,591	9.10%	10.25%	1.93%
	2016		1.30%	2.35%	9.73	9.98	243,572	2,420,882	1.85%	2.92%	1.60%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	13.66	13.66	562	7,685	11.43%	11.43%	2.21%
	2016		0.60%	0.60%	12.25	12.25	562	6,894	4.03%	4.03%	1.87%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2020		1.30%	2.35%	12.28	13.14	710,954	9,271,120	7.94%	9.08%	1.15%
	2019		1.30%	2.35%	11.38	12.04	755,931	9,047,784	14.24%	15.45%	1.69%
	2018		1.30%	2.35%	9.96	10.43	832,512	8,635,809	-6.52%	-5.54%	1.01%
	2017		1.30%	2.35%	10.66	11.04	1,039,972	11,425,576	13.66%	14.86%	1.40%
	2016		1.30%	2.35%	9.37	9.61	903,065	8,657,429	0.55%	1.61%	1.28%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2020		0.65%	0.65%	17.22	17.22	14,344	247,030	10.18%	10.18%	1.53%
	2019		0.65%	0.65%	15.63	15.63	15,230	238,066	16.61%	16.61%	2.09%
	2018		0.65%	0.65%	13.41	13.41	16,171	216,782	-4.58%	-4.58%	1.54%
	2017		0.65%	0.65%	14.05	14.05	17,158	241,062	16.01%	16.01%	1.74%
	2016	1/4/16	0.65%	0.65%	12.11	12.11	18,185	220,238	3.38%	3.38%	1.62%
LVIP American Global Growth Fund - Service Class II
	2020		0.65%	3.25%	18.87	37.56	474,020	15,964,150	26.15%	29.15%	0.00%
	2019		0.65%	3.00%	14.94	29.08	493,097	12,961,141	30.93%	33.90%	1.35%
	2018		0.65%	2.90%	17.32	21.72	434,422	8,589,631	-11.85%	-9.98%	0.83%
	2017		0.65%	2.75%	19.63	24.13	310,713	6,984,903	27.44%	30.14%	0.37%
	2016		0.65%	2.75%	15.39	18.54	257,130	4,473,449	-2.48%	-0.41%	0.84%
LVIP American Global Small Capitalization Fund - Service Class II
	2020		0.20%	2.95%	19.06	26.95	133,887	3,438,908	25.47%	28.96%	0.00%
	2019		0.20%	2.95%	17.79	21.10	168,464	3,405,716	27.21%	29.52%	1.38%
	2018		0.50%	2.95%	13.98	16.99	190,085	2,967,068	-13.49%	-11.50%	0.70%
	2017		0.65%	2.95%	16.16	19.20	180,164	3,221,163	21.77%	24.60%	0.02%
	2016		0.65%	2.95%	13.27	15.41	189,505	2,745,530	-1.28%	1.02%	0.11%
LVIP American Growth Allocation Fund - Service Class
	2020		0.95%	1.65%	12.64	15.42	197,215	2,746,006	15.06%	15.69%	1.32%
	2019		0.95%	1.50%	10.93	13.35	133,896	1,737,152	17.43%	18.07%	2.07%
	2018		0.95%	1.50%	11.11	11.32	129,144	1,433,306	-6.75%	-6.37%	1.78%
	2017		1.10%	1.50%	11.92	12.09	77,453	932,799	15.41%	15.87%	1.65%
	2016		1.10%	1.50%	10.44	10.44	73,397	763,514	4.92%	4.92%	1.97%
LVIP American Growth Fund - Service Class II
	2020		0.20%	3.05%	25.36	50.98	1,423,951	68,426,564	47.00%	51.25%	0.00%
	2019		0.20%	3.05%	16.97	34.84	1,443,196	46,403,144	26.38%	29.91%	1.94%
	2018		0.30%	3.05%	19.09	27.60	1,230,267	30,887,240	-3.63%	-1.23%	0.44%
	2017		0.65%	3.05%	22.84	27.94	968,454	24,889,128	24.11%	27.06%	0.44%
	2016		0.65%	2.95%	18.39	21.99	712,662	14,665,203	5.93%	8.41%	0.41%
LVIP American Growth-Income Fund - Service Class II
	2020		0.30%	3.25%	17.46	34.79	1,627,004	53,680,837	9.52%	12.80%	1.47%
	2019		0.30%	3.25%	15.05	31.86	1,434,679	42,574,011	21.68%	25.32%	2.76%
	2018		0.30%	3.25%	12.32	25.57	1,230,520	29,401,802	-4.99%	-3.03%	1.62%
	2017		0.90%	2.95%	21.75	26.37	916,754	22,768,704	18.41%	20.86%	1.27%
	2016		0.90%	2.95%	18.36	21.82	685,251	14,233,240	7.92%	10.16%	1.59%
LVIP American Income Allocation Fund - Standard Class
	2016		1.65%	1.65%	11.97	11.97	4,572	54,720	3.89%	3.89%	2.00%
LVIP American International Fund - Service Class II
	2020		0.30%	3.25%	13.67	21.32	886,526	16,196,646	9.94%	13.23%	0.25%
	2019		0.30%	3.25%	11.37	18.36	906,640	14,930,484	18.52%	22.07%	1.37%
	2018		0.30%	3.25%	9.56	15.45	860,025	11,789,942	-16.10%	-13.76%	3.18%
	2017		0.30%	3.05%	14.05	17.98	557,292	9,188,934	27.82%	30.79%	0.99%
	2016		0.65%	2.95%	10.99	13.75	501,163	6,425,741	0.15%	2.47%	0.97%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Preservation Fund - Service Class
	2020		0.10%	1.65%	$10.08	$10.99	135,508	$1,393,684	3.87%	5.35%	2.06%
	2019		0.10%	1.50%	9.71	10.43	17,464	172,757	2.51%	3.98%	1.78%
	2018		0.10%	1.50%	9.62	9.71	17,697	170,159	-0.72%	-0.60%	1.49%
	2017		1.10%	1.25%	9.69	9.77	11,428	111,461	0.07%	0.22%	1.16%
	2016		1.10%	1.25%	9.75	9.75	11,167	108,798	0.46%	0.46%	1.30%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.27%
LVIP Baron Growth Opportunities Fund - Service Class
	2020		0.30%	3.15%	19.57	45.61	612,682	22,914,685	29.93%	33.68%	0.00%
	2019		0.30%	3.15%	15.22	35.04	616,526	17,574,186	32.16%	35.97%	0.00%
	2018		0.30%	3.15%	11.49	26.46	555,076	11,761,203	-6.92%	-4.65%	0.00%
	2017		0.75%	3.15%	19.59	28.37	515,816	11,587,869	23.29%	26.29%	0.00%
	2016		0.75%	3.15%	15.84	22.96	522,401	9,353,545	2.30%	4.78%	0.46%
LVIP BlackRock Advantage Allocation Fund - Service Class
	2020		0.95%	3.05%	12.10	16.32	113,361	1,778,936	9.46%	11.78%	1.93%
	2019		0.95%	3.05%	10.82	14.47	47,330	656,714	13.33%	15.28%	3.31%
	2018		0.95%	2.65%	11.56	12.60	27,575	331,636	-8.07%	-6.82%	3.91%
	2017	7/7/17	1.30%	2.65%	12.57	13.52	4,856	63,986	0.25%	6.57%	5.61%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2020		0.50%	3.30%	10.95	19.68	7,407,240	118,315,175	-2.11%	0.36%	1.92%
	2019		0.50%	3.00%	12.74	19.85	7,091,442	113,956,468	14.80%	17.53%	2.28%
	2018		0.65%	3.20%	11.07	17.28	4,965,257	68,307,118	-11.03%	-8.73%	2.11%
	2017		0.10%	3.20%	12.38	19.37	4,526,960	68,592,329	12.49%	15.39%	1.68%
	2016		0.65%	3.20%	10.96	17.18	4,275,087	56,598,908	8.16%	10.95%	1.73%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.69%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.05%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
	2020		0.65%	3.00%	10.87	13.01	7,040,095	85,172,385	7.15%	9.70%	1.60%
	2019		0.65%	3.00%	10.15	11.86	7,513,567	83,648,056	12.79%	15.47%	1.56%
	2018		0.65%	3.00%	9.00	10.27	8,041,671	78,205,898	-10.30%	-8.16%	0.00%
	2017		0.65%	3.00%	10.03	11.18	8,153,545	87,102,724	9.48%	12.08%	0.76%
	2016		0.65%	3.00%	9.16	9.98	8,147,429	78,454,692	-0.53%	1.84%	0.71%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2020		0.30%	3.30%	11.73	13.11	2,865,411	35,886,709	-1.38%	1.32%	1.22%
	2019		0.30%	3.00%	11.89	12.98	2,649,708	33,128,207	14.17%	17.29%	1.87%
	2018		0.30%	3.00%	10.42	11.10	2,130,630	22,969,727	-6.19%	-3.92%	1.74%
	2017		0.60%	3.00%	11.11	11.46	1,486,889	16,828,320	10.58%	12.70%	1.42%
	2016	7/1/16	1.10%	3.00%	10.04	10.17	867,012	8,771,642	-2.36%	0.77%	2.13%
LVIP BlackRock Global Real Estate Fund - Service Class
	2020		0.60%	2.90%	8.60	17.90	573,604	5,855,465	-5.24%	-3.03%	5.23%
	2019		0.60%	2.90%	9.07	18.11	594,668	6,338,320	21.04%	23.68%	3.18%
	2018		0.65%	2.90%	7.48	14.65	669,874	5,810,628	-11.18%	-9.16%	3.52%
	2017		0.10%	2.90%	8.42	16.15	716,070	6,901,308	7.43%	9.87%	4.09%
	2016		0.65%	2.90%	7.83	14.72	754,797	6,653,585	-1.95%	0.29%	3.57%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2020		0.10%	3.25%	8.33	12.13	5,071,725	55,011,926	1.66%	4.70%	0.16%
	2019		0.30%	3.25%	8.19	11.62	5,083,170	53,367,232	2.25%	5.31%	2.00%
	2018		0.30%	3.25%	8.70	11.06	5,321,129	53,755,928	-3.13%	-0.58%	4.66%
	2017		0.60%	3.20%	9.08	11.09	5,377,832	55,160,817	-1.13%	1.27%	1.68%
	2016		0.65%	3.05%	9.18	10.95	4,923,494	50,387,732	0.22%	2.66%	0.76%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2020		0.65%	0.65%	12.37	12.37	1,615	19,973	4.59%	4.59%	0.17%
	2019		0.65%	0.65%	11.82	11.82	1,655	19,569	5.21%	5.21%	2.32%
	2018		0.65%	0.65%	11.24	11.24	1,638	18,408	-0.38%	-0.38%	4.15%
	2017		0.60%	0.65%	11.28	11.32	3,152	35,615	1.52%	1.57%	1.65%
	2016		0.60%	0.65%	11.11	11.15	3,050	33,949	2.90%	2.95%	1.25%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	2.87%
	2017		1.10%	1.65%	10.09	10.28	42,760	436,902	4.04%	4.51%	3.41%
	2016		1.10%	1.65%	9.73	9.84	30,923	303,450	5.15%	5.57%	2.61%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2020		0.65%	2.95%	12.28	13.66	4,077,558	53,684,565	-0.01%	2.31%	1.17%
	2019		0.65%	2.95%	12.28	13.35	3,226,146	41,785,481	15.03%	17.71%	1.64%
	2018		0.65%	2.95%	10.67	11.34	2,394,874	26,560,710	-5.89%	-3.70%	1.28%
	2017		0.65%	3.00%	11.34	11.78	1,876,067	21,779,911	9.81%	12.36%	1.36%
	2016	6/15/16	0.65%	2.95%	10.33	10.48	854,827	8,913,007	-0.48%	5.10%	1.36%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2020		0.50%	3.30%	13.72	31.73	3,405,788	90,149,420	19.92%	22.89%	0.15%
	2019		0.50%	2.95%	17.03	26.05	3,228,837	70,739,282	16.16%	18.87%	0.51%
	2018		0.65%	2.95%	14.63	22.08	2,874,281	53,610,948	-7.32%	-5.17%	0.57%
	2017		0.65%	2.95%	15.76	23.46	2,273,292	45,155,437	22.16%	25.00%	0.45%
	2016		0.65%	2.95%	12.87	18.91	2,087,870	33,420,392	-4.42%	-2.20%	0.24%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2020		1.25%	2.50%	22.16	34.04	5,287	140,352	20.76%	22.28%	0.31%
	2019		1.25%	2.50%	18.35	27.84	7,012	154,818	16.97%	18.45%	0.69%
	2018		1.25%	2.70%	15.69	23.50	7,283	136,015	-6.86%	-5.51%	0.65%
	2017		1.25%	2.70%	16.94	25.63	9,728	190,860	22.76%	24.57%	0.84%
	2016		1.25%	2.70%	13.78	20.65	5,935	98,896	-3.94%	-2.78%	0.37%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2020		0.50%	3.00%	14.96	26.45	3,417,358	63,815,467	23.64%	26.77%	0.00%
	2019		0.30%	3.00%	12.59	21.39	3,512,609	52,276,690	20.91%	23.79%	0.00%
	2018		0.65%	3.00%	10.40	17.68	3,539,638	42,864,184	-2.83%	-0.52%	0.00%
	2017		0.65%	3.00%	10.68	18.18	3,292,336	40,397,900	21.54%	24.43%	0.00%
	2016		0.65%	3.00%	8.82	14.96	3,387,517	33,687,234	-1.01%	1.34%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	35.53	35.53	183	6,499	26.88%	26.88%	0.00%
	2019		0.65%	0.65%	28.00	28.00	187	5,249	24.10%	24.10%	0.00%
	2018		0.65%	0.65%	22.56	22.56	199	4,485	-0.28%	-0.28%	0.00%
	2017		0.65%	0.65%	22.63	22.63	207	4,685	24.74%	24.74%	0.00%
	2016	3/17/16	0.65%	0.65%	18.14	18.14	190	3,439	5.55%	5.55%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		1.15%	3.15%	9.60	10.26	1,153,203	11,654,017	-8.61%	-6.95%	0.82%
	2017		1.15%	2.95%	10.51	11.03	915,514	9,985,715	14.21%	16.28%	0.81%
	2016		1.15%	2.95%	9.21	9.48	649,651	6,122,124	0.47%	2.24%	0.79%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
	2020		0.65%	3.15%	14.06	16.75	2,658,609	41,874,417	10.91%	13.71%	0.55%
	2019		0.65%	3.15%	12.83	14.73	2,939,270	41,008,408	15.48%	18.16%	1.45%
	2018		0.65%	3.20%	10.97	12.47	1,865,966	22,219,402	-6.19%	-3.77%	0.91%
	2017		0.65%	3.20%	11.82	12.95	1,809,796	22,579,618	17.10%	19.83%	1.13%
	2016		0.65%	2.95%	10.09	10.81	1,638,028	17,202,445	5.50%	7.95%	1.23%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	17.17	17.17	334	5,728	14.12%	14.12%	0.94%
	2019		0.65%	0.65%	15.05	15.05	345	5,184	18.60%	18.60%	1.52%
	2018		0.65%	0.65%	12.69	12.69	347	4,404	-3.43%	-3.43%	1.20%
	2017		0.65%	0.65%	13.14	13.14	365	4,799	20.26%	20.26%	1.42%
	2016		0.65%	0.65%	10.92	10.92	390	4,262	8.32%	8.32%	1.19%
LVIP Delaware Bond Fund - Service Class
	2020		0.10%	3.30%	10.02	17.52	14,004,207	220,358,507	5.98%	9.37%	2.05%
	2019		0.10%	3.25%	9.95	16.11	13,720,043	201,100,156	5.40%	8.72%	2.85%
	2018		0.10%	3.20%	9.44	14.90	12,730,802	173,924,136	-4.29%	-1.76%	2.96%
	2017		0.60%	3.20%	9.87	15.17	11,872,265	167,008,840	0.73%	3.38%	2.63%
	2016		0.60%	3.20%	9.79	14.79	10,610,782	145,623,790	-0.86%	1.76%	2.41%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Bond Fund - Standard Class
	2020		1.25%	2.80%	$11.47	$24.38	197,652	$3,921,561	6.83%	8.50%	2.34%
	2019		1.25%	2.80%	10.73	22.50	205,422	3,773,180	6.19%	7.85%	3.01%
	2018		1.25%	2.80%	10.09	20.90	221,983	3,812,444	-3.57%	-2.06%	3.11%
	2017		1.25%	2.80%	10.45	21.37	245,897	4,338,441	1.49%	3.08%	2.81%
	2016		1.25%	2.80%	10.29	20.76	264,868	4,616,949	-0.11%	1.45%	2.28%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2020		0.10%	3.20%	8.23	10.83	5,135,272	49,895,719	-2.07%	1.01%	1.26%
	2019		0.10%	3.20%	8.41	10.77	5,476,489	53,425,114	1.06%	4.24%	2.52%
	2018		0.10%	3.20%	8.32	10.38	5,376,954	51,120,917	-3.13%	-0.58%	3.41%
	2017		0.60%	3.20%	8.62	10.40	5,077,243	48,895,746	-0.89%	1.61%	0.87%
	2016		0.65%	3.15%	8.70	10.24	4,225,692	40,564,609	-1.16%	1.34%	0.00%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2020		0.65%	0.65%	11.06	11.06	8,826	97,587	0.71%	0.71%	1.66%
	2019		0.65%	0.65%	10.98	10.98	7,176	78,789	3.93%	3.93%	3.10%
	2018		0.65%	0.65%	10.56	10.56	5,513	58,244	-0.38%	-0.38%	3.79%
	2017		0.60%	0.65%	10.61	10.65	5,448	57,845	1.88%	1.93%	1.11%
	2016		0.60%	0.65%	10.41	10.45	4,270	44,511	1.59%	1.64%	0.00%
LVIP Delaware Mid Cap Value Fund - Service Class
	2020		0.80%	3.00%	16.11	26.17	380,596	7,303,913	-2.65%	-0.64%	2.57%
	2019		0.30%	2.85%	14.07	26.34	327,228	6,340,360	26.32%	29.58%	1.00%
	2018		0.30%	2.85%	13.10	20.43	262,204	3,946,385	-17.44%	-15.72%	1.12%
	2017		0.80%	2.85%	15.86	24.24	213,415	3,846,597	14.05%	16.41%	0.97%
	2016		0.80%	2.85%	13.91	20.82	205,937	3,212,042	16.61%	19.03%	1.27%
LVIP Delaware Social Awareness Fund - Service Class
	2020		0.95%	3.00%	26.19	44.67	150,827	4,973,737	15.86%	18.02%	0.94%
	2019		1.05%	2.90%	22.55	37.96	145,571	4,342,690	27.76%	30.14%	1.80%
	2018		1.05%	2.90%	17.61	29.26	139,693	3,211,865	-7.62%	-5.89%	0.95%
	2017		1.05%	2.90%	19.01	31.18	153,651	3,849,372	16.34%	18.52%	0.95%
	2016		1.05%	2.90%	16.30	26.38	162,970	3,546,059	3.23%	5.16%	1.05%
LVIP Delaware Social Awareness Fund - Standard Class
	2020		1.25%	2.60%	27.80	50.21	6,128	279,886	16.61%	18.20%	1.31%
	2019		1.25%	2.60%	23.84	42.62	6,605	256,308	28.59%	30.34%	2.01%
	2018		1.25%	2.60%	18.54	32.82	7,394	221,787	-7.01%	-5.75%	1.29%
	2017		1.25%	2.60%	19.94	34.94	10,268	319,626	17.11%	18.70%	1.25%
	2016		1.25%	2.60%	17.03	29.54	12,480	329,914	3.90%	5.31%	1.14%
LVIP Delaware Wealth Builder Fund - Service Class
	2020		1.30%	2.85%	11.47	23.35	76,750	1,471,478	2.40%	4.00%	1.77%
	2019		1.30%	2.85%	11.05	22.49	79,242	1,465,103	12.42%	14.12%	2.58%
	2018		1.15%	2.80%	9.70	19.75	81,990	1,331,972	-8.07%	-6.68%	2.64%
	2017		1.30%	2.80%	14.34	21.21	92,652	1,726,582	8.92%	10.57%	1.98%
	2016		1.30%	2.80%	13.17	19.35	101,947	1,755,053	2.45%	4.00%	1.34%
LVIP Delaware Wealth Builder Fund - Standard Class
	2020		1.40%	2.45%	16.67	24.67	5,638	135,761	3.07%	4.15%	2.03%
	2019		1.40%	2.45%	16.18	23.69	5,744	132,956	13.09%	14.29%	2.84%
	2018		1.40%	2.45%	14.30	21.86	6,191	125,491	-7.53%	-6.54%	2.69%
	2017		1.40%	2.45%	15.47	23.43	7,219	156,156	9.58%	10.73%	2.19%
	2016		1.40%	2.45%	14.12	21.20	8,027	157,676	3.07%	4.15%	1.61%
LVIP Dimensional International Core Equity Fund - Service Class
	2020		0.95%	3.15%	10.61	11.92	592,984	6,854,158	3.30%	5.44%	1.57%
	2019		1.10%	3.15%	10.27	11.31	548,492	6,039,920	16.79%	19.21%	2.40%
	2018		1.10%	3.15%	8.84	9.48	440,868	4,087,255	-20.19%	-18.65%	2.02%
	2017		1.10%	3.00%	11.21	11.66	180,664	2,073,982	23.81%	25.63%	2.69%
	2016		1.10%	2.55%	9.06	9.28	62,043	570,854	1.61%	3.11%	2.32%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2020		0.55%	3.05%	8.76	11.86	3,762,100	38,112,740	-9.46%	-7.40%	1.65%
	2019		0.80%	3.05%	9.76	12.82	3,088,449	34,018,916	13.13%	15.59%	2.57%
	2018		0.80%	2.95%	8.63	11.09	2,782,664	26,601,768	-18.72%	-16.95%	2.01%
	2017		0.80%	2.95%	10.61	13.36	1,868,021	21,582,602	22.19%	24.84%	2.31%
	2016		0.80%	2.95%	8.69	10.71	1,523,392	14,210,023	-1.24%	0.91%	2.05%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2020		0.10%	3.15%	$16.62	$31.92	479,586	$12,280,801	12.40%	15.85%	1.23%
	2019		0.10%	3.15%	15.09	28.34	456,979	10,337,059	25.64%	29.27%	1.72%
	2018		0.30%	3.15%	12.57	20.17	371,962	6,603,497	-10.47%	-8.61%	1.46%
	2017		1.10%	3.15%	13.75	22.20	188,351	3,744,270	16.72%	19.15%	1.55%
	2016		1.10%	3.15%	11.54	18.97	114,444	2,000,077	10.75%	12.76%	1.21%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2020		0.65%	0.65%	43.35	43.35	146	6,328	15.64%	15.64%	1.55%
	2019		0.65%	0.65%	37.48	37.48	142	5,317	29.23%	29.23%	1.86%
	2018		0.65%	0.65%	29.01	29.01	144	4,182	-7.91%	-7.91%	1.48%
	2017		0.65%	0.65%	31.50	31.50	148	4,669	20.07%	20.07%	1.42%
	2016	3/17/16	0.65%	0.65%	26.23	26.23	133	3,477	13.32%	13.32%	2.69%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2020		0.95%	3.15%	14.50	16.29	650,896	10,279,705	11.48%	13.96%	1.14%
	2019		0.95%	3.15%	13.01	14.31	643,353	8,973,376	24.53%	27.10%	1.17%
	2018		1.10%	3.15%	10.64	11.26	514,932	5,661,877	-12.22%	-10.84%	1.09%
	2017		1.10%	2.65%	12.18	12.63	200,062	2,492,474	15.15%	16.72%	1.58%
	2016		1.10%	2.45%	10.67	10.82	41,861	448,366	14.22%	15.20%	1.57%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2020		0.10%	3.30%	16.06	23.46	3,187,077	62,423,757	11.66%	14.89%	0.87%
	2019		0.10%	2.95%	13.98	20.57	3,314,400	57,281,738	15.81%	19.16%	0.99%
	2018		0.10%	2.95%	13.28	17.40	3,162,704	46,458,008	-10.70%	-8.75%	0.84%
	2017		0.80%	2.95%	14.88	19.07	2,822,867	45,723,742	15.42%	17.92%	0.99%
	2016		0.80%	2.95%	12.89	14.30	2,126,736	29,536,937	7.63%	9.64%	1.05%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2020		0.10%	3.30%	9.29	12.11	6,550,813	72,462,973	2.05%	5.31%	1.31%
	2019		0.10%	3.25%	9.11	11.57	6,112,193	65,131,586	3.78%	6.88%	2.40%
	2018		0.30%	3.25%	9.08	10.86	5,501,956	55,471,193	-3.34%	-1.04%	2.04%
	2017		0.65%	3.00%	9.39	10.97	4,678,986	48,226,904	-0.35%	2.02%	1.79%
	2016		0.65%	3.00%	9.42	10.76	3,704,958	37,789,210	-1.17%	1.18%	1.41%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2020		0.65%	0.65%	12.41	12.41	448	5,557	5.00%	5.00%	1.57%
	2019		0.65%	0.65%	11.82	11.82	431	5,098	6.78%	6.78%	2.56%
	2018		0.65%	0.65%	11.07	11.07	417	4,616	-0.81%	-0.81%	2.12%
	2017		0.65%	0.65%	11.16	11.16	430	4,793	2.28%	2.28%	1.94%
	2016		0.65%	0.65%	10.91	10.91	394	4,301	1.45%	1.45%	1.59%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
	2020		0.65%	3.00%	15.11	18.07	2,487,888	41,734,744	16.30%	19.07%	0.33%
	2019		0.30%	3.00%	12.99	15.18	2,481,235	35,318,977	16.08%	18.84%	0.90%
	2018		0.65%	3.00%	11.19	12.77	2,667,880	32,241,810	-8.96%	-6.79%	0.95%
	2017		0.65%	3.00%	12.29	13.70	2,843,503	37,222,664	15.12%	17.85%	2.16%
	2016		0.65%	3.00%	10.67	11.63	3,078,385	34,512,246	3.08%	5.53%	0.72%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	18.56	18.56	307	5,706	19.48%	19.48%	0.65%
	2019		0.65%	0.65%	15.54	15.54	334	5,196	19.26%	19.26%	1.25%
	2018		0.65%	0.65%	13.03	13.03	343	4,467	-6.46%	-6.46%	1.34%
	2017		0.65%	0.65%	13.93	13.93	345	4,804	18.27%	18.27%	2.54%
	2016		0.65%	0.65%	11.77	11.77	361	4,253	5.90%	5.90%	1.01%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2020		0.65%	3.00%	10.07	18.50	5,633,525	68,081,942	9.06%	11.73%	0.80%
	2019		0.65%	3.00%	9.22	16.59	6,179,165	67,303,102	9.19%	11.85%	1.66%
	2018		0.65%	3.00%	8.43	14.87	5,906,072	57,991,881	-12.05%	-9.88%	1.20%
	2017		0.65%	3.00%	9.57	16.53	5,611,565	61,799,691	17.52%	20.32%	1.13%
	2016		0.65%	3.00%	8.13	13.76	5,840,798	53,843,292	-0.86%	1.50%	1.23%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2020		1.10%	3.05%	12.79	13.78	136,193	1,852,088	10.28%	12.45%	1.05%
	2019		1.10%	3.05%	11.58	12.27	125,655	1,522,834	15.12%	17.38%	2.99%
	2018		1.10%	3.05%	9.88	10.46	104,180	1,079,469	-6.37%	-4.90%	1.63%
	2017		1.10%	2.65%	10.40	10.46	63,709	697,398	9.09%	9.26%	6.22%
	2016		1.10%	1.25%	9.54	9.54	17,658	169,047	-0.18%	-0.18%	0.99%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	2.84%
	2018		0.65%	3.00%	9.46	10.64	2,361,422	24,037,175	-9.57%	-7.42%	2.81%
	2017		0.65%	3.00%	10.46	11.50	2,355,133	26,120,083	7.55%	10.11%	3.23%
	2016		0.65%	3.00%	9.73	10.44	2,110,001	21,440,049	7.67%	10.23%	2.42%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	1,267	13,722	-7.08%	-7.08%	3.21%
	2017		0.65%	0.65%	11.66	11.66	1,267	14,780	10.48%	10.48%	3.50%
	2016		0.65%	0.65%	10.55	10.55	1,267	13,368	10.64%	10.64%	2.43%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2020		0.85%	2.65%	11.37	11.79	481,150	5,624,933	3.49%	5.27%	1.84%
	2019		0.85%	2.55%	11.01	11.14	340,246	3,791,290	14.46%	15.67%	9.03%
	2018	12/11/18	1.30%	2.35%	9.62	9.63	7,619	73,342	-1.95%	-1.36%	2.20%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2020		0.65%	3.20%	11.11	19.22	4,668,077	84,495,864	3.45%	6.12%	1.88%
	2019		0.65%	3.20%	10.71	18.22	5,006,571	86,009,916	11.11%	13.98%	2.29%
	2018		0.65%	3.20%	9.61	16.08	5,529,953	83,953,419	-7.69%	-5.31%	2.24%
	2017		0.65%	3.20%	11.91	17.09	6,160,818	99,460,836	6.75%	9.51%	1.98%
	2016		0.65%	3.20%	11.16	15.70	6,774,056	100,959,056	1.45%	4.07%	1.86%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2020		1.70%	1.70%	18.92	18.92	9,374	177,389	5.27%	5.27%	2.14%
	2019		1.70%	1.70%	17.98	17.98	9,978	179,373	13.07%	13.07%	2.56%
	2018		1.70%	1.70%	15.90	15.90	10,606	168,624	-6.06%	-6.06%	2.51%
	2017		1.70%	1.70%	16.92	16.92	11,264	190,633	8.63%	8.63%	2.25%
	2016		1.70%	1.70%	15.58	15.58	11,932	185,898	3.25%	3.25%	2.02%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2020		0.65%	3.20%	10.83	17.77	21,106,833	352,769,615	2.27%	4.91%	1.88%
	2019		0.65%	3.20%	10.58	17.04	23,559,270	378,362,266	11.92%	14.81%	2.02%
	2018		0.65%	3.20%	9.44	14.93	25,438,512	359,092,367	-9.50%	-7.16%	2.10%
	2017		0.65%	3.20%	12.03	16.18	27,677,346	424,236,483	11.71%	14.59%	2.04%
	2016		0.65%	3.20%	10.77	14.21	30,362,641	409,861,985	1.20%	3.81%	1.53%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	19.46	19.46	406	7,897	14.94%	14.94%	2.36%
	2016		0.60%	0.60%	16.93	16.93	406	6,871	4.12%	4.12%	1.83%
LVIP Global Income Fund - Service Class
	2020		0.65%	3.15%	9.22	13.82	2,459,532	30,158,555	3.22%	5.83%	1.39%
	2019		0.65%	3.15%	8.94	13.06	2,650,104	31,014,100	3.17%	5.78%	2.31%
	2018		0.50%	3.15%	8.66	12.35	2,877,996	32,154,577	-1.50%	0.99%	3.63%
	2017		0.65%	3.15%	8.79	12.23	3,119,687	34,845,918	1.54%	4.11%	0.00%
	2016		0.65%	3.15%	8.66	11.74	2,902,935	31,429,043	-2.85%	-0.39%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2020		0.10%	3.20%	12.41	18.54	19,026,359	331,568,596	2.50%	5.75%	1.77%
	2019		0.10%	3.20%	12.10	17.74	21,012,201	350,952,855	11.12%	14.64%	2.06%
	2018		0.10%	3.20%	10.89	15.65	23,173,038	342,095,688	-8.64%	-5.74%	2.10%
	2017		0.10%	3.20%	11.92	16.80	25,567,265	405,839,313	10.45%	13.30%	1.98%
	2016		0.65%	3.20%	10.80	14.92	28,182,571	398,339,043	0.80%	3.40%	1.45%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.04%
	2018		0.50%	3.25%	10.13	10.26	77,715	798,791	-6.26%	-5.69%	3.53%
	2017		1.10%	1.70%	10.81	10.81	23,262	253,130	6.48%	6.48%	2.77%
	2016	3/17/16	1.10%	1.10%	10.16	10.16	3,529	35,859	7.11%	7.11%	15.59%
LVIP Government Money Market Fund - Service Class
	2020		0.85%	3.25%	7.47	10.01	2,824,517	25,841,935	-3.00%	-0.64%	0.14%
	2019		0.30%	3.25%	7.69	10.18	1,755,925	16,489,465	-1.66%	1.23%	1.50%
	2018		0.30%	3.20%	7.82	10.09	2,045,313	18,721,493	-2.04%	0.49%	1.14%
	2017		0.65%	3.20%	7.99	10.04	1,429,938	12,806,670	-2.68%	-0.48%	0.16%
	2016		0.65%	2.90%	8.20	10.09	2,441,251	22,328,140	-2.83%	-0.62%	0.02%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Government Money Market Fund - Standard Class
	2020		1.25%	2.70%	$7.87	$10.07	109,776	$1,035,511	-2.39%	-0.97%	0.21%
	2019		1.25%	2.70%	8.06	10.18	63,258	606,737	-0.92%	0.53%	1.79%
	2018		1.25%	2.70%	8.13	10.14	75,072	717,244	-1.31%	0.13%	1.36%
	2017		1.25%	2.70%	8.24	10.15	94,954	905,774	-2.26%	-0.84%	0.40%
	2016		1.25%	2.70%	8.43	10.25	105,119	1,018,458	-2.64%	-1.21%	0.03%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.53	10.63	2,558,490	26,071,038	-11.81%	-9.71%	1.47%
	2017		0.65%	3.00%	10.81	11.77	2,579,111	29,365,729	7.47%	10.02%	1.15%
	2016		0.65%	3.20%	10.06	10.63	2,024,038	21,112,319	7.48%	9.76%	0.99%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
	2020		0.65%	3.30%	10.98	13.08	3,349,635	41,279,893	3.63%	6.25%	1.28%
	2019		0.30%	3.15%	10.60	12.31	3,585,196	41,933,070	15.57%	18.49%	1.97%
	2018		0.65%	3.15%	9.26	10.39	911,742	9,067,440	-12.08%	-10.03%	1.53%
	2017		0.65%	2.95%	10.54	11.55	765,189	8,532,153	14.24%	16.90%	1.57%
	2016		0.65%	2.95%	9.22	9.88	695,665	6,696,140	2.78%	5.18%	0.58%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	13.41	13.41	422	5,664	6.63%	6.63%	1.69%
	2019		0.65%	0.65%	12.57	12.57	411	5,166	18.90%	18.90%	1.65%
	2018		0.65%	0.65%	10.58	10.58	414	4,380	-9.72%	-9.72%	1.74%
	2017		0.65%	0.65%	11.71	11.71	412	4,823	17.32%	17.32%	1.80%
	2016		0.65%	0.65%	9.98	9.98	424	4,231	5.55%	5.55%	0.88%
LVIP JPMorgan High Yield Fund - Service Class
	2020		0.10%	3.25%	10.74	17.41	823,625	12,715,496	2.08%	4.65%	4.75%
	2019		0.30%	3.10%	10.64	16.63	773,402	11,659,397	9.31%	12.01%	5.59%
	2018		0.50%	3.05%	11.97	14.85	715,488	9,755,502	-5.86%	-3.66%	5.64%
	2017		0.10%	2.90%	12.72	15.41	672,386	9,611,489	3.47%	5.92%	5.82%
	2016		0.60%	2.90%	12.29	14.55	646,618	8,838,533	9.75%	12.30%	5.01%
LVIP JPMorgan Retirement Income Fund - Service Class
	2020		0.95%	2.95%	11.48	14.33	336,324	4,083,113	6.03%	8.17%	2.33%
	2019		0.95%	2.95%	11.99	13.24	348,559	3,927,490	10.67%	12.18%	4.45%
	2018		1.30%	2.65%	10.83	11.80	51,461	596,678	-7.25%	-5.99%	3.67%
	2017	5/25/17	1.30%	2.65%	11.68	12.56	16,767	206,393	1.45%	4.26%	3.41%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2020		0.65%	3.30%	11.63	20.00	3,379,725	47,060,033	-1.31%	1.04%	0.92%
	2019		0.65%	3.00%	11.80	20.26	3,364,263	46,776,322	12.44%	15.12%	0.99%
	2018		0.65%	3.20%	10.51	18.01	3,430,092	41,748,849	-14.79%	-12.59%	1.16%
	2017		0.65%	3.20%	12.28	21.08	3,421,310	48,050,108	11.03%	13.66%	0.82%
	2016		0.65%	3.00%	11.04	18.98	3,161,540	39,400,984	6.48%	9.01%	0.52%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	26.86	26.86	4,330	116,275	1.29%	1.29%	1.34%
	2019		0.65%	0.65%	26.51	26.51	3,489	92,505	15.41%	15.41%	1.42%
	2018		0.65%	0.65%	22.97	22.97	2,694	61,889	-12.37%	-12.37%	1.63%
	2017		0.65%	0.65%	26.22	26.22	1,927	50,530	13.94%	13.94%	1.25%
	2016		0.65%	0.65%	23.01	23.01	1,372	31,578	9.30%	9.30%	0.84%
LVIP Loomis Sayles Global Growth Fund - Service Class
	2020	10/1/20	0.10%	1.50%	15.31	15.89	28,619	439,759	4.91%	11.74%	0.10%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2020		0.65%	3.30%	11.20	13.35	3,722,704	46,430,136	-0.73%	1.58%	1.06%
	2019		0.30%	3.00%	11.25	13.15	3,454,451	42,789,660	22.34%	25.25%	1.54%
	2018		0.65%	3.00%	9.20	10.50	3,141,635	31,299,565	-11.16%	-9.04%	1.97%
	2017		0.65%	3.00%	10.35	11.54	2,230,443	24,617,124	24.81%	27.78%	1.22%
	2016		0.65%	3.00%	8.29	9.03	1,891,844	16,485,718	-4.46%	-2.19%	1.09%
LVIP MFS International Growth Fund - Service Class
	2020		0.10%	3.25%	12.26	23.55	917,605	13,497,062	10.59%	14.13%	0.72%
	2019		0.10%	3.25%	11.18	20.78	908,370	11,919,849	23.18%	27.12%	1.46%
	2018		0.10%	3.25%	9.03	16.46	791,316	8,288,062	-11.08%	-8.55%	1.10%
	2017		0.10%	2.90%	10.14	18.13	672,781	7,821,444	27.78%	30.68%	0.95%
	2016		0.65%	2.90%	8.04	13.89	633,804	5,695,352	-1.49%	0.75%	1.23%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP MFS Value Fund - Service Class
	2020		0.10%	3.25%	$13.91	$28.33	1,650,308	$32,936,763	0.09%	3.20%	1.50%
	2019		0.20%	3.25%	13.58	27.04	1,459,312	29,178,787	25.50%	29.16%	1.57%
	2018		0.30%	3.15%	13.21	21.05	1,354,093	21,239,699	-13.01%	-10.80%	1.54%
	2017		0.65%	3.15%	15.13	23.63	1,425,222	25,245,140	13.70%	16.57%	1.61%
	2016		0.65%	3.15%	13.26	20.74	1,346,884	20,612,716	10.25%	13.04%	1.69%
LVIP Mondrian International Value Fund - Service Class
	2020		0.10%	3.25%	9.44	23.44	593,274	9,857,104	-8.24%	-5.50%	2.22%
	2019		0.30%	3.25%	10.42	25.06	556,242	10,026,315	14.18%	17.60%	3.50%
	2018		0.30%	3.25%	9.02	21.54	571,288	9,034,291	-14.23%	-12.27%	2.87%
	2017		0.65%	2.90%	10.38	24.72	592,198	10,918,495	17.58%	20.26%	2.99%
	2016		0.65%	2.90%	8.70	20.70	671,025	10,502,894	0.79%	3.09%	2.47%
LVIP Mondrian International Value Fund - Standard Class
	2020		1.25%	2.55%	12.37	26.12	30,033	705,388	-7.36%	-6.15%	2.43%
	2019		1.25%	2.55%	13.34	27.93	30,690	775,254	15.27%	16.78%	3.72%
	2018		1.25%	2.70%	11.57	24.00	32,552	705,615	-13.84%	-12.58%	3.09%
	2017		1.25%	2.70%	13.40	27.55	36,942	919,372	18.10%	19.83%	3.29%
	2016		1.25%	2.70%	11.32	23.07	41,131	847,067	1.24%	2.72%	2.48%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2020		1.10%	2.95%	12.05	13.63	336,021	4,459,169	11.73%	13.81%	2.07%
	2019		1.10%	2.95%	10.79	11.97	339,974	3,981,362	15.88%	18.05%	0.40%
	2018		1.10%	2.95%	9.31	10.14	326,898	3,252,025	-11.21%	-9.56%	0.76%
	2017		1.10%	2.95%	10.48	11.21	256,100	2,823,693	16.69%	18.87%	1.38%
	2016		1.10%	2.95%	8.99	9.42	235,487	2,195,180	2.52%	4.33%	1.26%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2020		0.10%	3.15%	9.23	10.93	5,128,084	52,718,711	0.61%	3.73%	1.63%
	2019		0.10%	3.15%	9.17	10.59	4,041,721	40,534,200	-0.09%	3.01%	2.88%
	2018		0.10%	3.15%	9.18	10.34	3,890,620	38,441,188	-2.23%	0.81%	2.33%
	2017		0.10%	3.15%	9.39	10.30	3,206,393	31,900,866	-1.72%	0.82%	1.49%
	2016		0.60%	3.15%	9.61	10.22	3,051,442	30,371,367	-0.60%	1.76%	1.50%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2020		0.65%	0.65%	11.08	11.08	554	6,135	3.42%	3.42%	1.87%
	2019		0.65%	0.65%	10.71	10.71	479	5,131	2.70%	2.70%	3.23%
	2018		0.65%	0.65%	10.43	10.43	451	4,707	0.51%	0.51%	2.38%
	2017		0.65%	0.65%	10.38	10.38	444	4,609	1.02%	1.02%	1.77%
	2016		0.60%	0.65%	10.28	10.28	462	4,751	2.01%	2.01%	2.26%
LVIP SSGA Bond Index Fund - Service Class
	2020		0.30%	3.30%	9.65	14.74	4,384,509	56,293,260	3.80%	6.90%	1.95%
	2019		0.30%	3.25%	9.30	13.83	4,147,649	50,617,067	4.52%	7.65%	2.49%
	2018		0.30%	3.25%	9.13	12.90	4,202,470	48,301,886	-3.66%	-1.17%	2.45%
	2017		0.10%	3.15%	9.47	13.06	4,455,601	52,464,099	-0.27%	2.25%	2.27%
	2016		0.65%	3.15%	9.48	12.77	4,145,176	48,230,831	-0.98%	1.38%	1.93%
LVIP SSGA Bond Index Fund - Standard Class
	2020		1.65%	1.65%	12.14	12.14	6,829	82,926	5.73%	5.73%	2.24%
	2019		1.65%	1.65%	11.49	11.49	7,026	80,702	6.47%	6.47%	2.73%
	2018		1.65%	1.65%	10.79	10.79	6,676	72,021	-1.95%	-1.95%	2.63%
	2017		1.65%	1.65%	11.00	11.00	7,742	85,190	1.50%	1.50%	2.48%
	2016		1.65%	1.65%	10.84	10.84	7,440	80,662	0.60%	0.60%	2.11%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2020		0.95%	2.80%	12.29	16.17	646,410	9,911,135	8.82%	10.86%	1.91%
	2019		0.95%	2.80%	12.51	14.48	630,009	8,806,447	11.38%	13.12%	2.16%
	2018		1.25%	2.80%	11.24	12.80	575,592	7,143,841	-7.21%	-5.76%	2.10%
	2017		1.25%	2.80%	12.11	13.58	550,865	7,272,532	7.39%	9.07%	2.06%
	2016		1.25%	2.80%	11.28	12.46	571,111	6,934,074	1.85%	3.44%	1.87%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2020		0.10%	3.05%	12.41	16.34	595,717	8,775,902	6.11%	9.29%	1.89%
	2019		0.10%	3.05%	11.70	15.04	600,735	8,199,613	9.96%	13.24%	2.30%
	2018		0.10%	3.05%	10.43	13.35	712,932	8,729,305	-8.10%	-5.34%	2.51%
	2017		0.10%	3.05%	11.92	14.18	801,036	10,529,380	6.19%	8.72%	3.21%
	2016		0.65%	3.00%	11.22	13.05	757,634	9,268,638	3.42%	5.87%	1.82%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Developed International 150 Fund - Service Class
	2020		0.80%	3.05%	$9.82	$15.63	640,272	$7,329,290	-7.21%	-5.10%	2.49%
	2019		0.30%	3.05%	10.56	16.47	609,987	7,426,976	11.67%	14.79%	3.90%
	2018		0.30%	3.05%	9.49	14.42	587,077	6,300,722	-17.90%	-16.07%	3.32%
	2017		0.75%	2.95%	11.54	16.56	571,333	7,348,372	19.67%	22.33%	4.02%
	2016		0.75%	2.95%	9.63	13.83	634,287	6,707,051	6.28%	8.64%	3.45%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2020		0.50%	2.95%	10.00	13.27	599,268	7,197,429	-0.58%	1.89%	3.31%
	2019		0.50%	2.95%	9.81	13.31	614,301	7,340,492	4.22%	6.81%	3.46%
	2018		0.10%	2.95%	10.06	12.62	645,065	7,294,559	-15.08%	-12.63%	4.23%
	2017		0.10%	2.95%	11.83	14.86	616,434	8,117,611	19.92%	22.71%	2.44%
	2016		0.65%	2.95%	9.85	12.39	645,541	6,978,959	11.81%	14.41%	2.34%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2020		0.65%	0.65%	17.56	17.56	754	13,238	1.99%	1.99%	3.42%
	2019		0.65%	0.65%	17.22	17.22	824	14,184	6.91%	6.91%	3.85%
	2018		0.65%	0.65%	16.10	16.10	824	13,267	-12.88%	-12.88%	4.45%
	2017		0.65%	0.65%	18.48	18.48	824	15,228	23.03%	23.03%	2.74%
	2016		0.65%	0.65%	15.02	15.02	824	12,378	14.69%	14.69%	2.67%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2020		0.10%	3.25%	13.36	13.52	39,857	539,024	14.94%	15.58%	2.33%
	2019	2/1/19	1.15%	1.70%	11.63	11.70	11,705	136,705	3.09%	6.64%	3.48%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2020		0.65%	3.00%	11.17	16.29	4,058,134	59,870,577	3.60%	6.06%	1.60%
	2019		0.65%	3.00%	10.76	15.38	4,327,174	60,710,561	12.06%	14.72%	2.26%
	2018		0.65%	3.00%	9.58	13.43	4,666,738	57,499,775	-11.11%	-9.00%	2.50%
	2017		0.65%	3.00%	10.75	14.78	5,086,974	69,424,941	11.15%	13.79%	3.71%
	2016		0.65%	3.00%	9.65	13.16	5,605,410	67,905,342	2.25%	4.68%	1.54%
LVIP SSGA International Index Fund - Service Class
	2020		0.30%	3.25%	9.95	17.71	1,218,465	14,142,623	4.14%	7.26%	2.25%
	2019		0.30%	3.25%	9.52	16.59	1,246,743	13,695,990	17.40%	20.67%	2.39%
	2018		0.50%	3.25%	8.12	12.50	1,259,483	11,560,552	-16.51%	-14.56%	2.49%
	2017		0.75%	3.05%	9.70	14.95	1,152,954	12,458,611	20.77%	23.45%	2.42%
	2016		0.75%	2.95%	8.02	12.38	1,206,180	10,606,883	-2.19%	-0.01%	2.63%
LVIP SSGA International Managed Volatility Fund - Service Class
	2020		0.65%	3.00%	8.89	12.33	2,596,073	25,549,472	-4.14%	-1.86%	1.66%
	2019		0.65%	3.00%	9.27	12.62	2,638,439	26,682,482	14.99%	17.72%	2.12%
	2018		0.65%	3.00%	8.06	10.77	2,887,079	25,011,858	-15.01%	-12.99%	2.08%
	2017		0.65%	3.00%	9.49	12.44	2,767,464	27,801,222	20.29%	23.15%	2.03%
	2016		0.65%	3.00%	7.90	8.46	2,859,179	23,516,463	-6.60%	-4.43%	2.12%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2016	12/9/16	0.60%	0.60%	8.54	8.54	203	1,733	-0.41%	-0.41%	0.98%
LVIP SSGA Large Cap 100 Fund - Service Class
	2020		0.95%	3.05%	14.38	32.18	602,637	15,705,488	-0.37%	1.75%	2.43%
	2019		0.30%	3.05%	14.49	32.27	645,933	16,695,837	23.24%	26.61%	2.45%
	2018		0.30%	3.00%	18.24	26.17	656,749	13,598,020	-13.91%	-11.99%	1.87%
	2017		0.75%	2.95%	21.17	30.40	712,062	16,907,624	15.02%	17.58%	2.51%
	2016		0.30%	2.95%	18.39	26.43	809,918	16,429,453	17.70%	20.32%	2.19%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2020		0.80%	3.30%	15.04	18.00	3,606,781	61,503,902	11.92%	14.57%	1.70%
	2019		0.80%	3.15%	13.44	15.71	3,665,431	54,927,470	17.12%	19.91%	1.36%
	2018		0.80%	3.15%	11.60	13.10	3,213,961	40,395,211	-7.65%	-5.64%	1.61%
	2017		0.80%	2.95%	12.57	13.88	2,475,383	33,115,937	17.28%	19.84%	1.64%
	2016		0.80%	2.95%	10.71	11.44	2,069,312	23,279,977	4.79%	6.69%	1.63%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2020		0.50%	3.25%	11.84	15.62	699,375	10,231,047	9.30%	12.34%	1.46%
	2019		0.50%	3.25%	10.63	13.90	606,640	8,017,883	21.48%	24.87%	1.40%
	2018		0.50%	3.25%	10.54	10.99	326,354	3,499,047	-14.25%	-12.56%	1.80%
	2017	1/13/17	1.10%	3.05%	12.29	12.57	133,451	1,669,352	4.17%	13.67%	1.87%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2020		0.30%	3.25%	$12.33	$19.42	2,220,851	$38,807,951	9.92%	13.21%	2.01%
	2019		0.30%	3.25%	11.20	17.22	2,224,266	34,727,217	14.17%	17.58%	2.10%
	2018		0.30%	3.25%	10.52	14.69	2,193,291	29,420,338	-9.49%	-6.78%	2.07%
	2017		0.30%	3.25%	12.59	15.82	1,823,040	26,742,451	10.72%	13.52%	2.19%
	2016		0.65%	3.15%	11.37	13.93	1,521,781	19,886,169	3.08%	5.68%	1.73%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2020		0.10%	3.05%	12.80	18.30	3,013,962	49,455,937	6.30%	9.48%	2.17%
	2019		0.10%	3.05%	12.30	16.80	3,353,603	51,032,543	12.79%	16.17%	2.51%
	2018		0.10%	3.05%	10.61	14.55	3,735,354	49,714,007	-10.14%	-7.63%	2.81%
	2017		0.30%	3.05%	13.27	15.80	3,805,329	55,612,433	9.53%	12.13%	3.75%
	2016		0.65%	3.00%	12.12	14.09	3,907,133	51,554,146	5.78%	8.30%	1.88%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2020		0.30%	3.00%	14.58	19.95	989,075	17,949,397	10.63%	13.65%	2.14%
	2019		0.30%	3.00%	12.83	17.65	1,058,177	17,179,047	15.96%	19.07%	2.10%
	2018		0.30%	2.95%	12.43	14.89	1,009,721	13,935,795	-10.34%	-8.37%	1.90%
	2017		0.80%	2.95%	13.86	15.72	878,391	13,428,258	13.28%	15.69%	1.89%
	2016		0.85%	2.95%	12.23	13.64	938,937	12,527,233	3.99%	6.20%	1.82%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2020		0.65%	2.95%	12.97	19.06	1,693,853	28,745,390	5.84%	8.30%	2.32%
	2019		0.65%	2.95%	14.18	17.60	1,784,285	28,223,231	13.74%	16.38%	2.63%
	2018		0.65%	2.95%	12.46	15.13	1,789,988	24,728,114	-11.09%	-9.03%	2.91%
	2017		0.65%	2.95%	14.02	16.63	1,847,696	28,287,200	11.28%	13.87%	4.43%
	2016		0.65%	2.95%	12.80	14.60	1,600,019	21,906,699	7.05%	9.48%	1.96%
LVIP SSGA S&P 500 Index Fund - Service Class
	2020		0.10%	3.25%	17.28	36.56	4,606,456	118,551,248	13.97%	17.50%	1.42%
	2019		0.20%	3.25%	15.08	31.24	3,582,391	87,778,710	26.69%	30.48%	1.54%
	2018		0.30%	3.25%	14.04	24.20	3,351,671	63,801,379	-7.83%	-5.16%	1.65%
	2017		0.30%	3.15%	14.80	26.20	3,147,664	64,969,463	17.51%	20.90%	1.72%
	2016		0.30%	3.15%	14.60	22.25	2,968,294	51,129,900	8.02%	10.81%	1.75%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2020		1.40%	2.70%	25.80	31.10	49,721	1,480,086	14.89%	16.39%	1.60%
	2019		1.40%	2.70%	22.43	26.72	53,657	1,370,696	27.71%	29.38%	1.62%
	2018		1.40%	2.70%	17.55	20.65	60,953	1,209,697	-7.18%	-5.97%	1.74%
	2017		1.40%	2.70%	18.89	21.96	67,075	1,417,241	18.34%	19.89%	1.73%
	2016		1.40%	2.70%	15.94	18.32	85,432	1,513,351	8.78%	10.20%	1.84%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2020		0.10%	3.05%	10.11	10.87	1,111,173	11,724,703	0.28%	3.09%	1.85%
	2019		0.30%	3.05%	10.11	10.55	749,581	7,762,615	1.55%	4.22%	3.35%
	2018	6/1/18	0.30%	2.90%	9.96	10.12	214,060	2,152,582	-0.03%	0.60%	2.31%
LVIP SSGA Small-Cap Index Fund - Service Class
	2020		0.30%	3.25%	14.85	30.64	1,463,042	30,338,430	15.10%	18.55%	0.85%
	2019		0.30%	3.25%	12.88	26.54	1,433,344	25,504,261	20.73%	24.35%	0.81%
	2018		0.30%	3.25%	12.59	21.91	1,205,379	17,514,258	-14.25%	-12.12%	0.79%
	2017		0.60%	3.05%	14.74	25.53	1,044,617	17,443,857	10.50%	13.24%	0.79%
	2016		0.60%	3.05%	13.30	23.08	1,000,694	14,881,166	16.76%	19.65%	1.08%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2016		0.60%	0.60%	28.10	28.10	53	1,496	19.96%	19.96%	1.37%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2020		0.75%	3.15%	12.55	27.57	406,057	10,044,350	2.44%	4.93%	2.63%
	2019		0.75%	3.15%	11.98	26.28	393,477	9,375,712	15.82%	18.63%	1.82%
	2018		0.75%	3.15%	14.08	22.51	368,795	7,450,853	-16.35%	-14.31%	2.88%
	2017		0.75%	3.15%	16.83	26.86	335,766	7,989,629	2.78%	5.27%	2.45%
	2016		0.75%	3.15%	19.08	26.08	280,038	6,350,264	25.99%	28.80%	1.95%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2020		0.65%	1.65%	21.03	36.00	979	25,974	4.25%	5.30%	2.87%
	2019		0.65%	1.65%	20.17	34.19	827	19,680	17.87%	19.05%	1.99%
	2018		0.65%	1.65%	17.11	28.72	1,257	28,195	-14.88%	-14.02%	3.05%
	2017		0.65%	1.65%	20.11	33.40	1,196	31,354	4.59%	5.64%	2.69%
	2016		0.65%	1.65%	19.22	31.62	1,079	26,249	27.96%	29.25%	1.91%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2020		0.50%	3.30%	$11.21	$14.75	3,975,983	$54,842,273	9.80%	12.52%	1.87%
	2019		0.50%	3.00%	11.23	13.13	4,028,381	49,842,182	10.90%	13.54%	0.63%
	2018		0.65%	3.00%	10.13	11.56	3,594,624	39,434,891	-12.04%	-9.95%	1.42%
	2017		0.65%	3.00%	11.51	12.84	2,808,810	34,467,195	10.51%	13.13%	1.23%
	2016		0.65%	3.20%	10.42	11.35	2,280,373	24,963,501	11.71%	14.36%	1.00%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	15.03	15.03	3,158	47,456	12.63%	12.63%	2.44%
	2019		0.65%	0.65%	13.34	13.34	2,561	34,169	13.82%	13.82%	0.94%
	2018		0.65%	0.65%	11.72	11.72	1,988	23,305	-9.73%	-9.73%	1.66%
	2017		0.65%	0.65%	12.99	12.99	1,446	18,781	13.42%	13.42%	1.62%
	2016		0.60%	0.65%	11.45	11.48	1,218	13,951	14.66%	14.73%	1.33%
LVIP T. Rowe Price 2010 Fund - Service Class
	2020		1.30%	2.55%	13.38	15.86	25,072	387,135	9.20%	10.57%	1.93%
	2019		1.30%	2.55%	12.25	14.35	26,719	373,505	12.52%	13.94%	2.72%
	2018		1.30%	2.55%	10.89	12.59	27,754	341,043	-6.87%	-5.69%	1.89%
	2017		1.30%	2.55%	11.69	13.35	21,967	287,946	6.61%	7.95%	1.57%
	2016		1.30%	2.55%	10.97	12.37	27,788	333,624	1.55%	2.83%	1.57%
LVIP T. Rowe Price 2020 Fund - Service Class
	2020		1.60%	2.55%	13.41	14.65	6,247	91,528	10.14%	10.86%	2.32%
	2019		1.90%	2.55%	12.18	13.21	6,028	79,361	15.65%	16.40%	2.60%
	2018		1.90%	2.55%	10.53	11.35	6,415	72,544	-8.19%	-7.59%	0.74%
	2017		1.80%	2.55%	11.47	12.42	19,198	237,207	8.94%	9.75%	1.59%
	2016		1.55%	2.55%	10.53	11.59	22,955	259,182	1.58%	2.60%	1.65%
LVIP T. Rowe Price 2030 Fund - Service Class
	2020		1.90%	1.90%	14.81	14.81	4,388	64,987	12.80%	12.80%	1.95%
	2019		1.90%	1.90%	13.13	13.13	4,652	61,078	19.55%	19.55%	2.21%
	2018		1.90%	1.90%	10.98	10.98	4,925	54,092	-9.55%	-9.55%	1.51%
	2017		1.90%	1.90%	12.14	12.14	4,948	60,086	11.07%	11.07%	1.63%
	2016		1.90%	1.90%	10.93	10.93	13,889	151,854	1.51%	1.51%	1.15%
LVIP T. Rowe Price 2040 Fund - Service Class
	2020		1.40%	1.40%	15.38	15.38	2,276	35,000	14.72%	14.72%	1.90%
	2019		1.40%	1.40%	13.40	13.40	2,276	30,509	22.40%	22.40%	2.07%
	2018		1.40%	1.40%	10.95	10.95	2,276	24,925	-10.22%	-10.22%	1.37%
	2017		1.40%	1.80%	11.69	12.20	2,363	28,792	12.31%	12.76%	1.67%
	2016		1.40%	1.80%	10.41	10.82	2,965	31,794	1.70%	2.11%	1.52%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2020		0.10%	3.00%	22.64	49.43	681,637	24,092,126	32.07%	35.98%	0.00%
	2019		0.10%	3.00%	16.79	35.83	885,344	23,266,000	26.84%	30.60%	0.00%
	2018		0.10%	3.00%	17.86	27.62	906,313	18,611,230	-4.28%	-2.00%	0.09%
	2017		0.65%	3.00%	18.62	28.23	962,376	20,346,493	29.42%	32.50%	0.00%
	2016		0.65%	3.00%	14.36	23.01	965,407	15,533,692	-1.84%	0.49%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2020		0.30%	3.25%	20.47	63.28	474,047	22,984,114	27.17%	30.97%	0.00%
	2019		0.30%	3.25%	16.41	48.83	485,018	17,244,725	32.68%	36.65%	0.00%
	2018		0.30%	3.25%	12.51	36.11	345,835	9,711,631	-6.31%	-3.89%	0.17%
	2017		0.60%	3.15%	19.53	37.85	271,758	8,213,947	20.58%	23.69%	0.00%
	2016		0.60%	3.15%	16.20	30.83	250,228	6,248,208	3.96%	6.65%	0.05%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2020		1.40%	2.65%	39.60	69.42	3,628	202,525	28.25%	29.86%	0.00%
	2019		1.40%	2.65%	30.88	53.56	4,399	194,615	33.81%	35.49%	0.15%
	2018		1.40%	2.65%	23.08	39.61	5,361	177,885	-5.61%	-4.42%	0.37%
	2017		1.40%	2.65%	24.45	41.53	3,515	120,276	21.48%	23.01%	0.19%
	2016		1.40%	2.65%	20.12	33.83	3,877	108,472	4.74%	5.85%	0.25%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
	2020		1.15%	3.20%	11.43	11.91	753,904	8,934,672	4.85%	6.92%	1.59%
	2019		1.25%	3.20%	11.00	11.13	555,760	6,170,579	15.33%	16.55%	9.07%
	2018	11/20/18	1.30%	2.35%	9.54	9.55	20,846	199,059	-2.65%	-1.78%	2.82%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2020		0.30%	3.25%	$11.49	$13.35	4,954,616	$62,927,129	4.78%	7.59%	1.56%
	2019		0.60%	3.25%	11.02	12.41	4,862,416	57,826,997	13.26%	16.18%	1.51%
	2018		0.60%	3.15%	9.75	10.68	4,281,074	44,093,433	-7.76%	-5.43%	1.63%
	2017		0.60%	3.10%	10.61	11.24	4,031,937	44,266,826	11.60%	14.03%	1.53%
	2016		0.80%	2.95%	9.51	9.85	3,565,178	34,626,990	0.80%	2.94%	1.20%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2020		0.10%	3.05%	17.47	28.76	978,851	25,409,157	15.94%	19.40%	1.20%
	2019		0.10%	3.05%	14.75	24.25	977,791	21,584,270	26.06%	29.58%	1.47%
	2018		0.30%	3.05%	16.09	18.81	848,451	14,705,873	-7.84%	-5.93%	1.37%
	2017		0.80%	2.85%	17.57	19.99	660,405	12,510,506	16.62%	18.92%	1.40%
	2016		0.80%	2.75%	15.07	16.81	531,199	8,545,956	8.83%	10.97%	1.52%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2016		0.60%	0.60%	17.25	17.25	167	2,872	11.47%	11.47%	1.61%
LVIP Vanguard International Equity ETF Fund - Service Class
	2020		0.10%	3.15%	11.86	16.06	1,116,037	15,321,795	7.18%	10.50%	2.05%
	2019		0.10%	3.15%	11.06	14.64	1,032,742	13,021,304	18.12%	21.54%	3.02%
	2018		0.30%	3.15%	9.37	12.11	878,675	9,219,027	-17.56%	-15.56%	2.31%
	2017		0.75%	3.15%	11.36	13.28	559,329	7,057,767	24.02%	26.97%	2.09%
	2016		0.80%	3.15%	9.16	10.28	443,543	4,435,123	0.25%	2.32%	2.04%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.01%
LVIP Wellington Capital Growth Fund - Service Class
	2020		0.10%	2.95%	24.81	52.57	429,462	16,321,741	38.53%	42.53%	0.00%
	2019		0.10%	2.95%	17.87	37.14	354,816	9,791,992	36.93%	40.89%	0.00%
	2018		0.10%	2.95%	17.62	26.90	313,158	6,388,394	-1.84%	0.45%	0.00%
	2017		0.65%	2.95%	17.92	27.40	258,385	5,609,219	31.59%	34.65%	0.00%
	2016		0.65%	2.95%	13.60	20.82	280,778	4,565,075	-3.05%	-0.79%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2020		0.30%	3.25%	12.17	25.07	454,966	7,584,952	-1.73%	1.22%	0.72%
	2019		0.30%	3.25%	12.34	24.36	407,866	6,779,873	26.09%	29.88%	0.78%
	2018		0.30%	3.25%	9.75	18.85	414,243	5,369,234	-17.27%	-15.29%	0.43%
	2017		0.65%	3.00%	13.66	22.29	423,928	6,570,691	10.03%	12.42%	0.17%
	2016		0.65%	2.80%	12.42	19.86	378,573	5,305,579	9.67%	12.06%	0.25%
LVIP Western Asset Core Bond Fund - Service Class
	2020		0.30%	3.10%	10.82	11.97	2,421,842	27,724,839	5.41%	8.40%	2.33%
	2019		0.30%	3.10%	10.32	11.05	1,815,148	19,397,788	7.06%	9.88%	3.23%
	2018		0.30%	2.90%	9.64	9.91	1,090,242	10,725,701	-4.09%	-2.40%	4.46%
	2017	5/26/17	1.10%	2.90%	10.05	10.16	331,790	3,360,923	-0.46%	1.34%	2.67%
MFS® VIT Growth Series - Initial Class
	2020		1.40%	1.40%	29.92	29.92	2,951	88,291	30.02%	30.02%	0.00%
	2019		1.40%	1.40%	23.01	23.01	3,300	75,935	36.23%	36.23%	0.00%
	2018		1.40%	1.40%	16.89	16.89	3,426	57,862	1.24%	1.24%	0.09%
	2017		1.40%	1.40%	16.68	16.68	4,274	71,306	29.58%	29.58%	0.10%
	2016		1.40%	2.35%	12.88	12.88	4,748	63,603	1.02%	1.02%	0.04%
MFS® VIT Growth Series - Service Class
	2020		0.80%	3.25%	22.65	72.11	386,451	16,539,497	27.32%	30.49%	0.00%
	2019		0.75%	3.25%	17.38	55.70	411,946	12,696,565	33.74%	36.75%	0.00%
	2018		0.65%	3.00%	13.83	41.08	280,262	6,969,554	-0.62%	1.72%	0.00%
	2017		0.65%	3.00%	13.73	40.76	213,488	5,556,101	27.21%	30.20%	0.00%
	2016		0.65%	3.00%	10.65	31.60	203,442	3,718,759	-0.84%	1.36%	0.00%
MFS® VIT Total Return Series - Initial Class
	2020		1.40%	1.40%	28.14	28.14	5,630	158,425	8.29%	8.29%	2.16%
	2019		1.40%	1.40%	25.98	25.98	6,817	177,147	18.71%	18.71%	2.36%
	2018		1.40%	1.40%	21.89	21.89	6,881	150,619	-6.92%	-6.92%	1.97%
	2017		1.40%	1.40%	23.52	23.52	11,431	268,821	10.74%	10.74%	1.95%
	2016		1.40%	1.40%	21.24	21.24	17,865	379,389	7.57%	7.57%	2.73%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Total Return Series - Service Class
	2020		0.20%	3.25%	$13.54	$26.04	375,018	$7,941,113	6.01%	9.29%	2.12%
	2019		0.20%	3.25%	12.77	24.17	349,762	6,816,503	16.28%	19.34%	2.19%
	2018		0.65%	3.25%	10.84	20.44	294,268	4,865,173	-8.88%	-6.48%	2.07%
	2017		0.65%	3.25%	14.86	22.07	237,929	4,251,651	9.04%	11.30%	2.33%
	2016	5/9/16	0.65%	2.70%	13.63	20.02	94,390	1,586,705	-0.36%	3.08%	3.21%
MFS® VIT Utilities Series - Initial Class
	2020		1.40%	1.40%	37.90	37.90	5,712	216,492	4.43%	4.43%	2.43%
	2019		1.40%	1.40%	36.29	36.29	6,094	221,139	23.33%	23.33%	4.02%
	2018		1.40%	1.40%	29.43	29.43	5,793	170,452	-0.35%	-0.35%	1.16%
	2017		1.40%	2.35%	23.77	29.53	8,429	248,176	12.16%	13.24%	4.17%
	2016		1.40%	2.35%	21.20	26.08	11,823	307,622	8.88%	9.92%	3.49%
MFS® VIT Utilities Series - Service Class
	2020		0.75%	2.95%	14.09	64.53	305,077	10,913,512	2.55%	4.81%	2.23%
	2019		0.30%	2.95%	13.81	62.08	329,380	11,438,444	21.17%	24.43%	3.76%
	2018		0.30%	2.95%	15.83	50.54	371,699	10,423,500	-2.12%	0.06%	0.84%
	2017		0.10%	2.95%	16.17	50.95	415,163	11,753,551	11.17%	13.64%	4.05%
	2016		0.75%	2.95%	14.37	45.21	439,133	11,251,645	8.00%	10.40%	3.34%
MFS® VIT II Core Equity Portfolio - Service Class
	2020		1.40%	2.35%	30.04	48.28	758	27,135	15.64%	16.74%	0.49%
	2019		1.40%	2.35%	25.98	41.44	809	24,710	29.79%	31.02%	0.38%
	2018		1.40%	2.35%	20.02	31.69	1,503	35,381	-6.29%	-5.41%	0.48%
	2017		1.40%	2.35%	21.36	33.57	932	22,810	21.62%	22.78%	0.61%
	2016		1.40%	2.35%	17.57	27.39	1,301	28,011	8.49%	9.53%	0.39%
MFS® VIT II International Intrinsic Value Portfolio - Service Class
	2020		0.10%	1.65%	13.17	17.38	109,749	1,807,817	18.26%	20.09%	0.80%
	2019		0.10%	1.65%	14.17	14.62	109,816	1,557,981	23.60%	25.54%	1.46%
	2018		0.10%	1.65%	11.34	11.76	114,748	1,338,717	-11.21%	-9.81%	0.95%
	2017		0.10%	1.65%	12.91	13.17	118,924	1,551,768	24.75%	25.43%	1.32%
	2016		1.10%	1.65%	10.39	10.50	98,417	1,027,704	2.30%	2.71%	1.18%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2020		1.10%	1.50%	12.45	12.79	37,665	477,163	-2.90%	-2.51%	1.42%
	2019		1.10%	1.50%	12.82	13.12	36,534	475,216	25.96%	26.47%	2.53%
	2018		1.10%	1.50%	10.18	10.37	38,708	398,638	-9.26%	-8.90%	2.71%
	2017		1.10%	1.50%	11.32	11.38	25,021	283,794	11.15%	11.31%	2.34%
	2016		1.10%	1.25%	10.18	10.23	13,260	135,393	13.54%	13.71%	1.58%
Morgan Stanley VIF Growth Portfolio - Class II
	2020		0.80%	0.80%	90.99	90.99	464	42,187	115.04%	115.04%	0.00%
	2019		0.75%	0.80%	42.31	73.92	1,886	113,146	30.42%	30.49%	0.00%
	2018		0.75%	0.80%	32.44	32.44	1,979	91,168	6.44%	6.44%	0.00%
	2017		0.80%	0.80%	30.48	30.48	957	29,185	41.70%	41.70%	0.00%
	2016	11/7/16	0.80%	0.80%	21.51	21.51	1,106	23,802	-4.09%	-4.09%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2020		1.25%	2.90%	17.09	33.89	57,328	1,586,630	-5.40%	-3.83%	1.23%
	2019		1.25%	2.90%	17.98	35.36	54,427	1,575,273	13.40%	15.29%	0.69%
	2018		1.25%	2.90%	15.75	30.78	57,339	1,445,579	-17.70%	-16.33%	0.62%
	2017		1.25%	2.90%	19.02	36.91	68,513	2,075,562	13.40%	15.29%	0.80%
	2016		1.25%	2.90%	16.66	32.13	87,181	2,281,297	12.85%	14.73%	0.58%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2020		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.43%
	2019		1.10%	1.65%	9.37	9.66	21,993	209,910	5.04%	5.62%	2.64%
	2018		1.10%	1.65%	9.09	9.15	22,958	207,788	-7.86%	-7.72%	3.09%
	2017		1.10%	1.25%	9.86	9.91	23,410	231,530	9.60%	9.76%	5.48%
	2016		1.10%	1.25%	9.00	9.03	12,884	116,349	12.14%	12.31%	2.84%
PIMCO VIT All Asset Portfolio - Advisor Class
	2020	6/1/20	0.95%	1.65%	9.71	10.33	11,269	111,197	16.06%	16.54%	2.42%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2020		0.65%	2.80%	$6.44	$8.27	466,116	$3,500,077	-1.57%	0.57%	6.25%
	2019		0.65%	2.80%	6.54	8.22	476,297	3,583,117	8.28%	10.63%	4.35%
	2018		0.65%	2.80%	6.04	7.43	468,604	3,213,134	-16.57%	-14.76%	1.98%
	2017		0.65%	2.80%	7.37	8.72	455,229	3,693,214	-0.47%	1.39%	10.95%
	2016		0.65%	2.50%	7.47	8.60	432,419	3,489,701	12.04%	14.13%	0.93%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2020		1.10%	1.50%	10.91	11.21	40,418	447,806	3.15%	3.56%	2.68%
	2019		1.10%	1.50%	10.58	10.82	43,789	468,116	3.27%	3.68%	4.27%
	2018		1.10%	1.50%	10.25	10.44	50,411	522,675	-0.58%	-0.18%	2.77%
	2017		1.10%	1.50%	10.31	10.46	44,654	463,989	3.34%	3.76%	1.61%
	2016		1.10%	1.50%	9.97	10.08	44,689	448,241	3.08%	3.49%	1.48%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2020		1.10%	1.50%	12.31	12.64	14,093	176,723	5.01%	5.43%	4.49%
	2019		1.10%	1.50%	11.72	11.99	14,109	168,003	12.94%	13.40%	4.33%
	2018		1.10%	1.50%	10.38	10.57	15,231	160,191	-6.25%	-5.90%	4.03%
	2017		1.10%	1.50%	11.17	11.24	17,049	190,802	8.42%	8.58%	4.98%
	2016		1.10%	1.25%	10.35	10.35	5,633	58,287	11.99%	11.99%	4.68%
Putnam VT Equity Income Fund - Class IB
	2020		1.10%	3.00%	11.80	28.07	42,352	509,692	2.68%	4.49%	2.87%
	2019		1.25%	3.00%	20.79	27.28	8,841	108,931	26.56%	28.61%	1.16%
	2018		1.40%	3.00%	16.42	21.52	714	13,837	-11.20%	-9.79%	0.69%
	2017	5/12/17	1.40%	3.00%	18.50	24.18	752	16,364	11.06%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2020		0.95%	2.65%	13.37	15.64	491,060	7,333,359	12.31%	14.23%	1.05%
	2019		0.95%	2.65%	11.70	13.71	392,909	5,178,914	20.76%	22.83%	1.09%
	2018		0.95%	2.65%	10.81	11.18	211,733	2,317,180	-5.68%	-4.20%	0.62%
	2017	2/6/17	1.10%	2.65%	11.46	11.67	133,206	1,544,126	2.31%	10.23%	0.10%
Putnam VT Global Health Care Fund - Class IB
	2020		0.95%	3.00%	14.28	42.79	71,528	1,296,355	12.84%	15.18%	0.47%
	2019		0.95%	3.00%	12.69	37.26	19,924	356,521	26.44%	28.87%	0.00%
	2018		1.10%	3.00%	9.85	28.96	22,470	279,637	-3.53%	-1.68%	1.03%
	2017		1.10%	3.00%	10.01	29.50	28,188	346,521	11.89%	14.04%	0.49%
	2016		1.10%	3.00%	8.78	25.91	25,581	265,724	-13.97%	-12.32%	0.00%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.07%
	2016		1.40%	3.00%	16.01	20.89	824	15,519	11.62%	13.43%	1.89%
Putnam VT Income Fund - Class IB
	2020		0.10%	1.65%	11.24	12.29	43,379	507,780	4.00%	5.62%	2.75%
	2019		0.10%	1.65%	10.80	11.63	49,004	546,305	10.06%	11.78%	2.48%
	2018		0.10%	1.65%	9.82	10.41	41,249	415,369	-1.44%	0.10%	2.94%
	2017		0.10%	1.65%	9.96	10.11	34,665	351,808	3.87%	4.44%	3.66%
	2016		0.30%	1.65%	9.65	9.68	27,897	269,541	0.73%	0.88%	3.78%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2020		1.10%	1.65%	8.93	9.27	26,989	244,570	-8.89%	-8.39%	0.00%
	2019		1.10%	1.65%	9.89	10.11	28,400	281,812	4.34%	4.75%	0.00%
	2018		1.10%	1.50%	9.48	9.66	29,248	278,256	-9.21%	-8.85%	0.30%
	2017		1.10%	1.50%	10.44	10.59	9,156	96,744	5.40%	5.81%	0.00%
	2016		1.10%	1.50%	9.97	10.01	6,715	67,144	-0.56%	-0.40%	1.52%
QS Variable Conservative Growth - Class II
	2020		1.30%	3.25%	11.86	12.73	112,262	1,396,030	7.23%	9.34%	1.99%
	2019		1.30%	3.25%	11.24	11.65	140,303	1,608,683	13.87%	15.42%	2.20%
	2018		1.30%	2.65%	9.87	10.09	82,984	835,136	-7.05%	-5.78%	4.80%
	2017	6/23/17	1.30%	2.65%	10.62	10.71	13,136	140,482	-0.02%	5.47%	3.95%
Rational Trend Aggregation VA Fund
	2020		1.40%	1.40%	13.48	13.48	2,557	34,476	-0.21%	-0.21%	0.66%
	2019		1.40%	1.40%	13.51	13.51	2,330	31,476	5.80%	5.80%	2.92%
	2018		1.40%	1.40%	12.77	12.77	2,198	28,073	-5.90%	-5.90%	4.16%
	2017		1.40%	1.40%	13.57	13.57	2,222	30,161	-2.96%	-2.96%	3.42%
	2016		1.40%	1.40%	13.98	13.98	2,060	28,831	5.48%	5.48%	4.19%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
SEI VP Market Growth Strategy Fund - Class III
	2020	8/27/20	0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	0.72%
SEI VP Market Plus Strategy Fund - Class III
	2020		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2019		1.10%	1.10%	12.89	12.89	222	2,857	20.36%	20.36%	2.53%
	2018		1.10%	1.10%	10.71	10.71	220	2,355	-11.28%	-11.28%	2.19%
	2017		1.10%	1.10%	12.07	12.07	154	1,858	17.13%	17.13%	1.37%
	2016	5/17/16	1.10%	1.10%	10.30	10.30	160	1,645	6.27%	6.27%	1.66%
Templeton Foreign VIP Fund - Class 4
	2020		0.10%	1.50%	8.61	9.11	15,166	147,581	-2.81%	-2.27%	2.90%
	2019		0.95%	1.50%	8.86	9.33	15,003	136,739	10.82%	11.43%	1.49%
	2018		0.95%	1.50%	7.99	8.14	12,223	100,073	-16.80%	-16.46%	3.05%
	2017		1.10%	1.50%	9.75	9.75	20,498	199,579	15.35%	15.35%	1.67%
	2016		1.10%	1.10%	8.45	8.45	17,472	147,659	5.92%	5.92%	0.84%
Templeton Global Bond VIP Fund - Class 2
	2020		0.60%	3.00%	8.96	17.59	335,006	5,282,474	-8.08%	-5.86%	8.42%
	2019		0.60%	3.00%	9.74	18.68	353,638	6,013,628	-1.00%	1.40%	7.21%
	2018		0.60%	3.00%	9.84	18.42	377,033	6,416,902	-1.08%	1.28%	0.00%
	2017		0.60%	3.00%	9.95	18.23	423,969	7,215,082	-1.09%	1.30%	0.00%
	2016		0.60%	3.00%	10.06	18.11	447,632	7,603,181	-0.10%	2.36%	0.00%
Templeton Global Bond VIP Fund - Class 4
	2020		0.10%	1.65%	8.80	9.55	158,396	1,451,028	-6.90%	-6.25%	7.88%
	2019		0.95%	1.65%	9.45	9.75	148,733	1,439,230	0.19%	0.74%	6.78%
	2018		1.10%	1.65%	9.43	9.68	148,077	1,422,862	0.23%	0.78%	0.00%
	2017		1.10%	1.65%	9.41	9.60	104,104	996,990	0.10%	0.65%	0.00%
	2016		1.10%	1.65%	9.50	9.54	83,013	790,678	1.59%	1.74%	0.00%
Templeton Growth VIP Fund - Class 2
	2020		1.25%	2.80%	12.90	24.22	75,942	1,475,998	2.88%	4.49%	3.02%
	2019		1.25%	2.80%	10.95	23.26	82,111	1,538,773	11.98%	13.72%	2.75%
	2018		1.25%	2.80%	9.77	20.52	89,640	1,478,674	-17.21%	-15.91%	1.99%
	2017		1.25%	2.80%	11.80	24.49	103,184	2,032,044	15.23%	17.03%	1.63%
	2016		1.25%	2.80%	10.24	21.00	124,099	2,088,656	6.60%	8.26%	1.90%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2020		0.95%	1.65%	6.02	6.24	87,361	541,693	16.88%	17.53%	0.88%
	2019		1.10%	1.65%	5.15	5.31	39,679	208,087	9.72%	10.33%	0.00%
	2018		1.10%	1.65%	4.69	4.81	35,716	169,812	-29.59%	-29.21%	0.00%
	2017		1.10%	1.65%	6.66	6.80	15,937	107,975	-3.57%	-3.05%	0.00%
	2016		1.10%	1.65%	6.99	7.01	7,539	52,852	41.67%	41.88%	0.28%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2020		1.10%	1.50%	11.69	12.01	38,597	458,754	4.95%	5.37%	2.30%
	2019		1.10%	1.50%	11.14	11.39	64,215	727,426	8.83%	9.26%	5.46%
	2018		0.10%	1.50%	10.24	10.43	37,970	393,034	-4.11%	-2.76%	3.81%
	2017		0.10%	1.50%	10.68	10.83	50,522	543,286	5.14%	5.56%	5.73%
	2016		1.10%	1.50%	10.16	10.26	20,247	207,131	7.66%	8.09%	4.34%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.10%	10.30	10.30	1,695	17,475	19.13%	19.13%	0.00%
	2016		1.10%	1.10%	8.64	8.64	1,695	14,661	-2.05%	-2.05%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2020:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$600,558	$595,231
AB VPS Large Cap Growth Portfolio - Class B	30,051	25,155
AB VPS Small/Mid Cap Value Portfolio - Class B	1,475,405	1,747,946
ALPS/Alerian Energy Infrastructure Portfolio - Class III	29,299	35,114
ALPS/Red Rocks Global Opportunity Portfolio - Class III	216,750	167,368
American Century VP Balanced Fund - Class II	2,576,693	2,048,778
American Century VP Large Company Value Fund - Class I	381	1,412
American Century VP Large Company Value Fund - Class II	1,089,038	248,789
American Funds Asset Allocation Fund - Class 1	498	101
American Funds Asset Allocation Fund - Class 4	2,309,450	912,729
American Funds Blue Chip Income and Growth Fund - Class 1	15,885	19,685
American Funds Blue Chip Income and Growth Fund - Class 4	385,983	183,657
American Funds Bond Fund - Class 1	12,236	3,050
American Funds Capital Income Builder® - Class 1	473	1,447
American Funds Capital Income Builder® - Class 4	221,503	240,553
American Funds Capital World Bond Fund - Class 1	17,555	1,126
American Funds Global Growth and Income Fund - Class 1	15,345	1,255
American Funds Global Growth Fund - Class 2	790,066	2,568,204
American Funds Global Growth Fund - Class 4	882,120	258,566
American Funds Global Small Capitalization Fund - Class 1	9,778	260
American Funds Global Small Capitalization Fund - Class 2	658,028	1,328,157
American Funds Global Small Capitalization Fund - Class 4	91,053	113,007
American Funds Growth Fund - Class 1	25,484	4,817
American Funds Growth Fund - Class 2	1,828,523	15,589,392
American Funds Growth Fund - Class 4	2,564,494	1,136,593
American Funds Growth-Income Fund - Class 1	51,174	6,681
American Funds Growth-Income Fund - Class 2	2,666,523	8,986,607
American Funds Growth-Income Fund - Class 4	1,148,556	640,773
American Funds High-Income Bond Fund - Class 1	16,085	341
American Funds International Fund - Class 1	13,446	12,949
American Funds International Fund - Class 2	703,807	2,242,243
American Funds International Fund - Class 4	450,509	311,608
American Funds International Growth and Income Fund - Class 1	11,794	324
American Funds Managed Risk Asset Allocation Fund - Class P2	2,227,926	2,034,129
American Funds Mortgage Fund - Class 4	70,191	28,205

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds New World Fund® - Class 1	$8,375	$3,640
American Funds New World Fund® - Class 4	149,688	201,363
BlackRock Global Allocation V.I. Fund - Class I	2,680	2,935
BlackRock Global Allocation V.I. Fund - Class III	5,264,204	6,950,663
ClearBridge Variable Aggressive Growth Portfolio - Class II	172,529	273,016
ClearBridge Variable Large Cap Growth Portfolio - Class II	5,258,326	4,444,404
ClearBridge Variable Mid Cap Portfolio - Class II	471,894	270,809
Columbia VP Commodity Strategy Fund - Class 2	12,305	10,460
Columbia VP Emerging Markets Bond Fund - Class 2	983,029	624,100
Columbia VP Strategic Income Fund - Class 2	450,355	501,095
Delaware VIP® Diversified Income Series - Service Class	18,638,065	18,959,976
Delaware VIP® Diversified Income Series - Standard Class	42,110	12,007
Delaware VIP® Emerging Markets Series - Service Class	1,505,208	2,892,830
Delaware VIP® High Yield Series - Service Class	494,292	660,103
Delaware VIP® High Yield Series - Standard Class	11,861	17,147
Delaware VIP® Limited-Term Diversified Income Series - Service Class	7,537,772	6,867,919
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	5,292	851
Delaware VIP® REIT Series - Service Class	1,718,147	1,244,307
Delaware VIP® REIT Series - Standard Class	30,415	84,262
Delaware VIP® Small Cap Value Series - Service Class	5,773,635	2,675,008
Delaware VIP® Small Cap Value Series - Standard Class	29,677	20,774
Delaware VIP® Smid Cap Core Series - Service Class	919,188	1,550,515
Delaware VIP® Smid Cap Core Series - Standard Class	15,948	31,334
Delaware VIP® U.S. Growth Series - Service Class	1,707,621	2,335,431
Delaware VIP® Value Series - Service Class	1,885,529	2,292,904
Delaware VIP® Value Series - Standard Class	3,596	8,761
DWS Alternative Asset Allocation VIP Portfolio - Class A	615	1,374
DWS Alternative Asset Allocation VIP Portfolio - Class B	272,712	876,108
DWS Equity 500 Index VIP Portfolio - Class A	63,167	100,140
DWS Small Cap Index VIP Portfolio - Class A	37,427	58,386
Eaton Vance VT Floating-Rate Income Fund - Initial Class	78,381	1,577,921
Fidelity® VIP Balanced Portfolio - Service Class 2	7,895,293	1,453,591
Fidelity® VIP Contrafund® Portfolio - Service Class 2	5,444,246	10,802,632
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	468,814	527,187
Fidelity® VIP Growth Portfolio - Initial Class	29,372	7,325
Fidelity® VIP Growth Portfolio - Service Class 2	10,047,227	6,185,718
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,586,961	8,014,471
Fidelity® VIP Strategic Income Portfolio - Service Class 2	365,174	161,010
First Trust Capital Strength Portfolio - Class I	486,228	385,112
First Trust Dorsey Wright Tactical Core Portfolio - Class I	14,135	16,895
First Trust Multi Income Allocation Portfolio - Class I	61,028	15,973
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	2,073,062	1,518,661
Franklin Allocation VIP Fund - Class 4	376,004	41,049
Franklin Income VIP Fund - Class 2	2,596,302	4,790,689
Franklin Income VIP Fund - Class 4	1,844,710	619,184
Franklin Mutual Shares VIP Fund - Class 2	2,136,434	1,874,683
Franklin Mutual Shares VIP Fund - Class 4	1,041,554	139,009
Franklin Rising Dividends VIP Fund - Class 4	205,851	319,568
Franklin Small Cap Value VIP Fund - Class 4	72,856	10,367
Franklin Small-Mid Cap Growth VIP Fund - Class 4	380,866	172,680
Goldman Sachs VIT Government Money Market Fund - Service Shares	316,601	551,164
Goldman Sachs VIT Large Cap Value Fund - Service Shares	169,268	133,777
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	15,776	135,453
Guggenheim VT Long Short Equity	49,243	129,618
Guggenheim VT Multi-Hedge Strategies	290,410	32,220
Hartford Capital Appreciation HLS Fund - Class IC	160,505	34,110
Invesco Oppenheimer V.I. Global Fund - Series II Shares	14,218	30,025
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	46,859	64,932
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	163,339	128,212
Invesco V.I. American Franchise Fund - Series I Shares	10,139	16,748
Invesco V.I. American Franchise Fund - Series II Shares	57,102	108,194

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$116,714	$298,238
Invesco V.I. Comstock Fund - Series II Shares	16,132	28,897
Invesco V.I. Core Equity Fund - Series I Shares	35,061	10,551
Invesco V.I. Diversified Dividend Fund - Series II Shares	162,295	124,657
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	2,965,269	1,795,442
Invesco V.I. Equity and Income Fund - Series II Shares	54,806	10,115
Invesco V.I. International Growth Fund - Series I Shares	386	113
Invesco V.I. International Growth Fund - Series II Shares	843,988	593,317
Ivy VIP Asset Strategy Portfolio - Class II	75,374	17,903
Ivy VIP Energy Portfolio - Class II	41,580	31,688
Ivy VIP High Income Portfolio - Class II	345,621	79,109
Ivy VIP Mid Cap Growth Portfolio - Class II	1,404,770	440,038
Ivy VIP Science and Technology Portfolio - Class II	1,051,995	361,290
Ivy VIP Small Cap Growth Portfolio - Class II	660,321	336,599
Janus Henderson Balanced Portfolio - Service Shares	30,951	127,803
Janus Henderson Enterprise Portfolio - Service Shares	38,106	34,348
Janus Henderson Global Research Portfolio - Service Shares	1,686	1,132
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	9,136,984	5,732,452
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	82,069	81,249
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	234,140	165,592
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,679	1,179
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	627,688	1,609,359
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	596,249	335,226
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	4,609	3,841
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	789,193	305,648
LVIP American Balanced Allocation Fund - Service Class	885,514	795,647
LVIP American Balanced Allocation Fund - Standard Class	454	847
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	8,558,874	5,971,913
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	595,370	583,777
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	469,944	855,435
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	8,118	15,308
LVIP American Global Growth Fund - Service Class II	2,835,641	2,878,161
LVIP American Global Small Capitalization Fund - Service Class II	425,885	1,031,678
LVIP American Growth Allocation Fund - Service Class	1,094,889	481,616
LVIP American Growth Fund - Service Class II	12,759,780	10,915,875
LVIP American Growth-Income Fund - Service Class II	13,006,508	4,753,689
LVIP American International Fund - Service Class II	2,378,956	2,980,092
LVIP American Preservation Fund - Service Class	1,321,551	115,363
LVIP Baron Growth Opportunities Fund - Service Class	3,505,744	3,898,639
LVIP BlackRock Advantage Allocation Fund - Service Class	1,300,983	247,699
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	14,192,215	9,730,356
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	3,943,907	9,129,900
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	4,492,054	2,007,590
LVIP BlackRock Global Real Estate Fund - Service Class	924,477	756,802
LVIP BlackRock Inflation Protected Bond Fund - Service Class	6,188,236	6,940,306
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,569	2,153
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	13,927,359	3,361,775
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	18,785,324	14,937,981
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,850	46,297
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	6,693,544	9,072,559
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	370	554
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	3,734,217	6,463,479
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	465	451
LVIP Delaware Bond Fund - Service Class	40,952,981	31,532,773
LVIP Delaware Bond Fund - Standard Class	571,981	607,142
LVIP Delaware Diversified Floating Rate Fund - Service Class	5,272,256	8,604,132
LVIP Delaware Diversified Floating Rate Fund - Standard Class	19,413	530
LVIP Delaware Mid Cap Value Fund - Service Class	1,815,269	943,559
LVIP Delaware Social Awareness Fund - Service Class	1,466,940	1,345,627
LVIP Delaware Social Awareness Fund - Standard Class	31,249	36,465
LVIP Delaware Wealth Builder Fund - Service Class	97,996	123,636

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Delaware Wealth Builder Fund - Standard Class	$4,547	$4,748
LVIP Dimensional International Core Equity Fund - Service Class	1,423,153	1,125,111
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	8,515,095	3,339,670
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,365,009	1,714,892
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	1,388	1,145
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	1,416,840	1,527,977
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	5,197,321	8,023,396
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	12,182,746	7,363,831
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	942	658
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	7,475,679	6,907,947
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	417	733
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	2,913,900	9,304,118
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	232,773	82,329
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	1,891,706	394,844
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	5,943,416	9,685,704
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	6,980	13,551
LVIP Global Growth Allocation Managed Risk Fund - Service Class	12,150,998	45,790,959
LVIP Global Income Fund - Service Class	3,192,777	5,421,205
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	13,138,102	39,941,553
LVIP Government Money Market Fund - Service Class	34,974,305	25,621,835
LVIP Government Money Market Fund - Standard Class	997,549	568,775
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	3,714,440	5,773,390
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	703	465
LVIP JPMorgan High Yield Fund - Service Class	3,297,099	2,250,187
LVIP JPMorgan Retirement Income Fund - Service Class	886,688	937,999
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	4,200,720	4,753,672
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	20,998	560
LVIP Loomis Sayles Global Growth Fund - Service Class	438,063	5,677
LVIP MFS International Equity Managed Volatility Fund - Service Class	7,751,390	4,485,148
LVIP MFS International Growth Fund - Service Class	1,642,996	1,624,187
LVIP MFS Value Fund - Service Class	5,353,795	2,783,982
LVIP Mondrian International Value Fund - Service Class	1,517,834	888,208
LVIP Mondrian International Value Fund - Standard Class	72,475	73,686
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	577,901	625,938
LVIP PIMCO Low Duration Bond Fund - Service Class	20,747,526	9,311,549
LVIP PIMCO Low Duration Bond Fund - Standard Class	1,792	867
LVIP SSGA Bond Index Fund - Service Class	12,384,010	9,286,556
LVIP SSGA Bond Index Fund - Standard Class	24,162	25,339
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,538,752	1,197,994
LVIP SSGA Conservative Structured Allocation Fund - Service Class	1,111,369	984,129
LVIP SSGA Developed International 150 Fund - Service Class	1,257,938	1,023,187
LVIP SSGA Emerging Markets 100 Fund - Service Class	895,868	1,069,285
LVIP SSGA Emerging Markets 100 Fund - Standard Class	407	1,125
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	340,329	24,632
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	4,799,368	6,502,844
LVIP SSGA International Index Fund - Service Class	1,416,596	1,768,810
LVIP SSGA International Managed Volatility Fund - Service Class	2,989,772	3,670,858
LVIP SSGA Large Cap 100 Fund - Service Class	2,398,240	3,261,136
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,206,954	6,260,362
LVIP SSGA Mid-Cap Index Fund - Service Class	2,340,315	1,011,424
LVIP SSGA Moderate Index Allocation Fund - Service Class	3,795,722	3,098,959
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3,610,278	7,236,362
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	973,450	1,763,292
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,515,006	3,040,934
LVIP SSGA S&P 500 Index Fund - Service Class	27,231,123	13,235,743
LVIP SSGA S&P 500 Index Fund - Standard Class	71,480	152,721
LVIP SSGA Short-Term Bond Index Fund - Service Class	7,697,447	3,885,661
LVIP SSGA Small-Cap Index Fund - Service Class	4,420,935	3,824,788
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	1,766,887	1,850,665
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	9,850	8,165
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,401,605	7,830,970

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	$8,039	$211
LVIP T. Rowe Price 2010 Fund - Service Class	14,584	28,184
LVIP T. Rowe Price 2020 Fund - Service Class	11,871	6,383
LVIP T. Rowe Price 2030 Fund - Service Class	2,158	4,477
LVIP T. Rowe Price 2040 Fund - Service Class	1,051	416
LVIP T. Rowe Price Growth Stock Fund - Service Class	2,860,925	8,155,740
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	5,375,068	4,034,746
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	16,715	40,525
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	3,163,478	1,079,910
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	6,488,655	5,010,961
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,338,360	2,511,745
LVIP Vanguard International Equity ETF Fund - Service Class	2,404,684	1,538,730
LVIP Wellington Capital Growth Fund - Service Class	7,067,336	3,935,256
LVIP Wellington Mid-Cap Value Fund - Service Class	1,770,033	896,236
LVIP Western Asset Core Bond Fund - Service Class	10,717,604	3,744,971
MFS® VIT Growth Series - Initial Class	12,277	17,744
MFS® VIT Growth Series - Service Class	5,934,747	4,978,425
MFS® VIT Total Return Series - Initial Class	7,288	30,643
MFS® VIT Total Return Series - Service Class	1,531,526	752,335
MFS® VIT Utilities Series - Initial Class	10,810	16,568
MFS® VIT Utilities Series - Service Class	1,361,342	1,978,771
MFS® VIT II Core Equity Portfolio - Service Class	1,353	1,837
MFS® VIT II International Intrinsic Value Portfolio - Service Class	286,447	289,592
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	36,972	16,097
Morgan Stanley VIF Growth Portfolio - Class II	4,625	95,459
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	143,107	91,711
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	19,399	219,624
PIMCO VIT All Asset Portfolio - Advisor Class	102,604	5,567
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	335,798	252,232
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	65,670	91,560
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	7,391	2,194
Putnam VT Equity Income Fund - Class IB	1,362,006	923,292
Putnam VT George Putnam Balanced Fund - Class IB	2,296,737	710,978
Putnam VT Global Health Care Fund - Class IB	981,783	134,680
Putnam VT Income Fund - Class IB	1,107,746	1,147,286
Putnam VT Multi-Asset Absolute Return Fund - Class IB	2,530	19,350
QS Variable Conservative Growth - Class II	691,294	943,049
Rational Trend Aggregation VA Fund	2,893	417
SEI VP Market Growth Strategy Fund - Class III	6,000	4,224
SEI VP Market Plus Strategy Fund - Class III	81	2,874
Templeton Foreign VIP Fund - Class 4	65,753	51,849
Templeton Global Bond VIP Fund - Class 2	831,324	785,771
Templeton Global Bond VIP Fund - Class 4	390,801	189,415
Templeton Growth VIP Fund - Class 2	107,581	206,540
VanEck VIP Global Hard Assets Fund - Class S Shares	233,408	65,757
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	275,014	545,274

5. Investments

The following is a summary of investments owned at December 31, 2020:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	75,974	$40.54	$3,080,003	$1,930,639
AB VPS Large Cap Growth Portfolio - Class B	5,875	71.51	420,111	295,239
AB VPS Small/Mid Cap Value Portfolio - Class B	549,766	17.19	9,450,472	9,498,590
ALPS/Alerian Energy Infrastructure Portfolio - Class III	31,339	6.53	204,647	286,072
ALPS/Red Rocks Global Opportunity Portfolio - Class III	28,520	14.65	417,813	385,972
American Century VP Balanced Fund - Class II	1,315,081	8.73	11,480,655	10,071,578
American Century VP Large Company Value Fund - Class I	958	16.24	15,559	14,082

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Century VP Large Company Value Fund - Class II	231,586	$16.52	$3,825,795	$3,458,436
American Funds Asset Allocation Fund - Class 1	237	26.50	6,269	5,177
American Funds Asset Allocation Fund - Class 4	551,408	26.06	14,369,688	12,496,069
American Funds Blue Chip Income and Growth Fund - Class 1	6,806	14.35	97,659	89,898
American Funds Blue Chip Income and Growth Fund - Class 4	94,836	14.06	1,333,398	1,236,858
American Funds Bond Fund - Class 1	2,520	11.89	29,960	28,593
American Funds Capital Income Builder® - Class 1	1,425	10.87	15,494	14,298
American Funds Capital Income Builder® - Class 4	161,129	10.85	1,748,252	1,589,876
American Funds Capital World Bond Fund - Class 1	7,105	12.94	91,933	84,223
American Funds Global Growth and Income Fund - Class 1	2,974	16.67	49,568	41,441
American Funds Global Growth Fund - Class 2	284,009	40.72	11,564,831	7,330,560
American Funds Global Growth Fund - Class 4	136,314	40.45	5,513,911	3,875,372
American Funds Global Small Capitalization Fund - Class 1	1,831	32.64	59,777	44,551
American Funds Global Small Capitalization Fund - Class 2	277,123	31.56	8,746,002	5,923,821
American Funds Global Small Capitalization Fund - Class 4	21,843	31.67	691,758	515,333
American Funds Growth Fund - Class 1	1,866	120.21	224,335	141,693
American Funds Growth Fund - Class 2	531,951	119.17	63,392,648	34,967,425
American Funds Growth Fund - Class 4	100,319	117.24	11,761,437	7,807,560
American Funds Growth-Income Fund - Class 1	5,752	55.38	318,563	278,164
American Funds Growth-Income Fund - Class 2	986,589	54.66	53,926,940	41,946,186
American Funds Growth-Income Fund - Class 4	104,103	53.99	5,620,528	4,930,575
American Funds High-Income Bond Fund - Class 1	6,897	9.80	67,587	69,306
American Funds International Fund - Class 1	4,003	23.64	94,628	78,240
American Funds International Fund - Class 2	821,313	23.54	19,333,703	15,254,041
American Funds International Fund - Class 4	157,327	23.25	3,657,855	3,006,380
American Funds International Growth and Income Fund - Class 1	3,665	19.01	69,670	60,529
American Funds Managed Risk Asset Allocation Fund - Class P2	1,433,171	13.45	19,276,148	17,925,560
American Funds Mortgage Fund - Class 4	23,114	10.97	253,556	247,184
American Funds New World Fund® - Class 1	1,934	31.59	61,102	43,609
American Funds New World Fund® - Class 4	55,642	31.04	1,727,132	1,224,159
BlackRock Global Allocation V.I. Fund - Class I	2,022	19.49	39,404	33,624
BlackRock Global Allocation V.I. Fund - Class III	3,408,631	16.29	55,526,605	49,067,865
ClearBridge Variable Aggressive Growth Portfolio - Class II	27,123	29.49	799,858	730,341
ClearBridge Variable Large Cap Growth Portfolio - Class II	481,483	37.48	18,046,001	13,935,014
ClearBridge Variable Mid Cap Portfolio - Class II	118,245	25.48	3,012,873	2,330,525
Columbia VP Commodity Strategy Fund - Class 2	1,793	4.28	7,675	9,688
Columbia VP Emerging Markets Bond Fund - Class 2	46,161	9.96	459,764	445,884
Columbia VP Strategic Income Fund - Class 2	65,514	4.36	285,643	269,276
Delaware VIP® Diversified Income Series - Service Class	10,393,831	11.47	119,217,239	109,253,579
Delaware VIP® Diversified Income Series - Standard Class	19,067	11.56	220,409	201,361
Delaware VIP® Emerging Markets Series - Service Class	603,272	29.31	17,681,888	12,394,859
Delaware VIP® High Yield Series - Service Class	946,939	5.08	4,810,450	4,949,653
Delaware VIP® High Yield Series - Standard Class	39,478	5.10	201,337	199,406
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,531,534	10.00	45,315,337	44,504,127
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,172	10.06	11,791	11,594
Delaware VIP® REIT Series - Service Class	782,457	12.08	9,452,079	10,023,273
Delaware VIP® REIT Series - Standard Class	29,020	12.09	350,846	374,598
Delaware VIP® Small Cap Value Series - Service Class	730,580	33.98	24,825,094	23,565,249
Delaware VIP® Small Cap Value Series - Standard Class	14,318	34.16	489,112	521,107
Delaware VIP® Smid Cap Core Series - Service Class	402,653	22.75	9,160,358	8,987,912
Delaware VIP® Smid Cap Core Series - Standard Class	16,572	24.74	409,990	385,831
Delaware VIP® U.S. Growth Series - Service Class	696,525	13.08	9,110,548	6,807,141
Delaware VIP® Value Series - Service Class	443,471	28.70	12,727,607	11,990,303
Delaware VIP® Value Series - Standard Class	1,624	28.81	46,798	46,389
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,302	13.70	17,835	17,319
DWS Alternative Asset Allocation VIP Portfolio - Class B	278,059	13.68	3,803,849	3,662,408
DWS Equity 500 Index VIP Portfolio - Class A	28,860	24.97	720,637	506,693
DWS Small Cap Index VIP Portfolio - Class A	21,055	17.39	366,153	295,183
Eaton Vance VT Floating-Rate Income Fund - Initial Class	36,777	9.03	332,100	335,958
Fidelity® VIP Balanced Portfolio - Service Class 2	454,166	22.64	10,282,329	8,776,788
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,622,759	46.73	75,831,538	52,137,414

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	117,082	$13.51	$1,581,783	$1,423,333
Fidelity® VIP Growth Portfolio - Initial Class	3,719	103.00	383,098	256,951
Fidelity® VIP Growth Portfolio - Service Class 2	219,386	100.58	22,065,822	15,634,295
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,103,436	37.29	41,147,125	34,034,207
Fidelity® VIP Strategic Income Portfolio - Service Class 2	134,457	11.68	1,570,455	1,514,122
First Trust Capital Strength Portfolio - Class I	11,816	12.06	142,501	136,887
First Trust Dorsey Wright Tactical Core Portfolio - Class I	41,246	13.68	564,249	466,530
First Trust Multi Income Allocation Portfolio - Class I	37,166	11.44	425,179	404,609
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,061,414	15.07	15,995,514	14,413,763
Franklin Allocation VIP Fund - Class 4	133,857	5.62	752,276	866,931
Franklin Income VIP Fund - Class 2	1,564,317	15.04	23,527,326	23,501,012
Franklin Income VIP Fund - Class 4	502,469	15.45	7,763,144	7,754,451
Franklin Mutual Shares VIP Fund - Class 2	834,607	16.59	13,846,134	14,827,434
Franklin Mutual Shares VIP Fund - Class 4	193,003	16.75	3,232,801	3,451,905
Franklin Rising Dividends VIP Fund - Class 4	39,732	29.22	1,160,976	1,015,927
Franklin Small Cap Value VIP Fund - Class 4	20,768	14.99	311,306	342,626
Franklin Small-Mid Cap Growth VIP Fund - Class 4	44,261	24.26	1,073,777	798,633
Goldman Sachs VIT Government Money Market Fund - Service Shares	219,425	1.00	219,425	219,425
Goldman Sachs VIT Large Cap Value Fund - Service Shares	160,348	9.27	1,486,422	1,515,815
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	11,998	9.42	113,021	112,817
Guggenheim VT Long Short Equity	17,680	14.40	254,593	259,438
Guggenheim VT Multi-Hedge Strategies	16,249	25.61	416,135	408,035
Hartford Capital Appreciation HLS Fund - Class IC	17,745	51.08	906,428	815,290
Invesco Oppenheimer V.I. Global Fund - Series II Shares	6,108	51.36	313,710	211,127
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	304,034	3.04	924,264	777,827
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	18,396	26.91	495,028	407,991
Invesco V.I. American Franchise Fund - Series I Shares	1,652	89.10	147,153	81,348
Invesco V.I. American Franchise Fund - Series II Shares	391	84.31	33,005	26,527
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	39,775	10.29	409,283	412,296
Invesco V.I. Comstock Fund - Series II Shares	5,375	16.07	86,379	91,825
Invesco V.I. Core Equity Fund - Series I Shares	4,267	30.43	129,851	125,760
Invesco V.I. Diversified Dividend Fund - Series II Shares	28,207	25.52	719,835	703,582
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	675,653	23.45	15,844,057	12,973,880
Invesco V.I. Equity and Income Fund - Series II Shares	40,535	17.82	722,336	729,870
Invesco V.I. International Growth Fund - Series I Shares	223	42.52	9,502	8,437
Invesco V.I. International Growth Fund - Series II Shares	95,637	41.88	4,005,288	3,462,260
Ivy VIP Asset Strategy Portfolio - Class II	65,265	10.44	681,521	613,770
Ivy VIP Energy Portfolio - Class II	42,684	2.48	105,894	168,645
Ivy VIP High Income Portfolio - Class II	326,408	3.40	1,108,221	1,084,871
Ivy VIP Mid Cap Growth Portfolio - Class II	158,855	17.48	2,777,423	1,939,139
Ivy VIP Science and Technology Portfolio - Class II	106,046	35.87	3,804,110	2,997,273
Ivy VIP Small Cap Growth Portfolio - Class II	68,974	12.08	833,207	663,234
Janus Henderson Balanced Portfolio - Service Shares	10,940	46.10	504,330	339,721
Janus Henderson Enterprise Portfolio - Service Shares	4,522	87.46	395,535	255,589
Janus Henderson Global Research Portfolio - Service Shares	290	62.00	17,994	9,353
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	1,220,375	11.72	14,302,800	13,587,494
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	20,814	19.73	410,667	318,462
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	30,426	11.29	343,507	313,046
Lincoln iShares® Global Growth Allocation Fund - Standard Class	6,083	13.78	83,799	67,270
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	104,704	12.49	1,307,758	1,271,671
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	45,593	47.18	2,151,101	1,531,521
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	5,164	16.61	85,770	88,535
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	127,812	14.32	1,830,261	1,831,495
LVIP American Balanced Allocation Fund - Service Class	363,947	14.44	5,253,573	4,586,118
LVIP American Balanced Allocation Fund - Standard Class	633	14.45	9,141	8,316
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,050,645	13.65	41,638,253	38,450,752
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	283,493	12.35	3,502,274	3,244,045
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	700,130	13.24	9,271,120	8,197,550
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	18,644	13.25	247,030	204,383
LVIP American Global Growth Fund - Service Class II	590,958	27.01	15,964,150	11,599,212
LVIP American Global Small Capitalization Fund - Service Class II	165,802	20.74	3,438,908	2,435,477

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP American Growth Allocation Fund - Service Class	183,950	$14.93	$2,746,006	$2,416,744
LVIP American Growth Fund - Service Class II	2,096,659	32.64	68,426,564	45,572,065
LVIP American Growth-Income Fund - Service Class II	2,328,685	23.05	53,680,837	46,800,868
LVIP American International Fund - Service Class II	965,868	16.77	16,196,646	13,348,885
LVIP American Preservation Fund - Service Class	135,125	10.31	1,393,684	1,379,466
LVIP Baron Growth Opportunities Fund - Service Class	290,368	78.92	22,914,685	14,411,281
LVIP BlackRock Advantage Allocation Fund - Service Class	131,744	13.50	1,778,936	1,738,029
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,733,991	20.63	118,315,175	109,459,340
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	6,987,070	12.19	85,172,385	72,249,069
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,855,176	12.57	35,886,709	32,275,543
LVIP BlackRock Global Real Estate Fund - Service Class	680,710	8.60	5,855,465	5,766,076
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,221,329	10.54	55,011,926	54,433,144
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,891	10.56	19,973	19,396
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	4,054,419	13.24	53,684,565	48,095,288
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	2,030,941	44.39	90,149,420	71,231,321
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	3,090	45.41	140,352	89,757
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	3,029,599	21.06	63,815,467	42,810,574
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	297	21.90	6,499	3,856
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	2,810,364	14.90	41,874,417	33,481,352
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	384	14.93	5,728	4,232
LVIP Delaware Bond Fund - Service Class	15,304,800	14.40	220,358,507	213,015,455
LVIP Delaware Bond Fund - Standard Class	272,255	14.40	3,921,561	3,753,414
LVIP Delaware Diversified Floating Rate Fund - Service Class	4,997,068	9.99	49,895,719	50,399,115
LVIP Delaware Diversified Floating Rate Fund - Standard Class	9,770	9.99	97,587	98,482
LVIP Delaware Mid Cap Value Fund - Service Class	208,077	35.10	7,303,913	7,241,864
LVIP Delaware Social Awareness Fund - Service Class	109,844	45.28	4,973,737	4,164,199
LVIP Delaware Social Awareness Fund - Standard Class	6,138	45.60	279,886	211,731
LVIP Delaware Wealth Builder Fund - Service Class	121,922	12.07	1,471,478	1,540,375
LVIP Delaware Wealth Builder Fund - Standard Class	11,224	12.10	135,761	149,684
LVIP Dimensional International Core Equity Fund - Service Class	594,876	11.52	6,854,158	6,203,356
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	4,094,182	9.31	38,112,740	37,765,647
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	323,733	37.94	12,280,801	10,390,600
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	166	38.20	6,328	5,067
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	628,767	16.35	10,279,705	8,047,499
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	3,321,826	18.79	62,423,757	47,352,699
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	6,469,331	11.20	72,462,973	69,076,601
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	496	11.21	5,557	5,303
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	2,733,120	15.27	41,734,744	33,742,011
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	373	15.29	5,706	4,556
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,721,850	39.54	68,081,942	56,999,167
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	151,216	12.25	1,852,088	1,584,583
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	503,395	11.17	5,624,933	5,217,635
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	5,825,694	14.50	84,495,864	79,334,158
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	12,225	14.51	177,389	174,588
LVIP Global Growth Allocation Managed Risk Fund - Service Class	23,574,553	14.96	352,769,615	312,576,303
LVIP Global Income Fund - Service Class	2,511,957	12.01	30,158,555	28,714,022
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	21,729,379	15.26	331,568,596	299,549,875
LVIP Government Money Market Fund - Service Class	2,584,194	10.00	25,841,935	25,841,934
LVIP Government Money Market Fund - Standard Class	103,551	10.00	1,035,511	1,035,511
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	3,345,752	12.34	41,279,893	36,235,480
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	458	12.36	5,664	4,729
LVIP JPMorgan High Yield Fund - Service Class	1,197,429	10.62	12,715,496	12,817,819
LVIP JPMorgan Retirement Income Fund - Service Class	308,020	13.26	4,083,113	3,844,496
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,688,070	17.51	47,060,033	40,832,992
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	6,592	17.64	116,275	106,287
LVIP Loomis Sayles Global Growth Fund - Service Class	28,110	15.64	439,759	432,543
LVIP MFS International Equity Managed Volatility Fund - Service Class	3,627,921	12.80	46,430,136	39,532,348
LVIP MFS International Growth Fund - Service Class	620,070	21.77	13,497,062	10,254,961
LVIP MFS Value Fund - Service Class	695,470	47.36	32,936,763	26,228,242
LVIP Mondrian International Value Fund - Service Class	643,120	15.33	9,857,104	10,350,116
LVIP Mondrian International Value Fund - Standard Class	45,981	15.34	705,388	748,353

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	364,937	$12.22	$4,459,169	$3,705,921
LVIP PIMCO Low Duration Bond Fund - Service Class	5,230,031	10.08	52,718,711	52,540,195
LVIP PIMCO Low Duration Bond Fund - Standard Class	608	10.09	6,135	6,135
LVIP SSGA Bond Index Fund - Service Class	4,667,379	12.06	56,293,260	53,707,928
LVIP SSGA Bond Index Fund - Standard Class	6,878	12.06	82,926	79,774
LVIP SSGA Conservative Index Allocation Fund - Service Class	673,036	14.73	9,911,135	8,514,543
LVIP SSGA Conservative Structured Allocation Fund - Service Class	697,497	12.58	8,775,902	8,000,688
LVIP SSGA Developed International 150 Fund - Service Class	960,337	7.63	7,329,290	7,658,426
LVIP SSGA Emerging Markets 100 Fund - Service Class	843,778	8.53	7,197,429	7,504,765
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,552	8.53	13,238	14,595
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	40,789	13.22	539,024	445,980
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	4,810,427	12.45	59,870,577	55,408,474
LVIP SSGA International Index Fund - Service Class	1,363,144	10.38	14,142,623	11,946,374
LVIP SSGA International Managed Volatility Fund - Service Class	2,650,635	9.64	25,549,472	23,069,733
LVIP SSGA Large Cap 100 Fund - Service Class	1,218,424	12.89	15,705,488	15,353,860
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	3,773,477	16.30	61,503,902	49,492,937
LVIP SSGA Mid-Cap Index Fund - Service Class	803,317	12.74	10,231,047	9,426,388
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,299,730	16.88	38,807,951	32,085,573
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3,650,962	13.55	49,455,937	44,240,631
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,029,032	17.44	17,949,397	14,404,956
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,054,269	13.99	28,745,390	25,864,754
LVIP SSGA S&P 500 Index Fund - Service Class	4,926,293	24.07	118,551,248	85,219,904
LVIP SSGA S&P 500 Index Fund - Standard Class	61,448	24.09	1,480,086	814,861
LVIP SSGA Short-Term Bond Index Fund - Service Class	1,126,509	10.41	11,724,703	11,624,686
LVIP SSGA Small-Cap Index Fund - Service Class	846,071	35.86	30,338,430	23,453,457
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	762,785	13.17	10,044,350	9,070,316
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,969	13.19	25,974	21,907
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,791,902	14.46	54,842,273	45,652,233
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	3,278	14.48	47,456	39,807
LVIP T. Rowe Price 2010 Fund - Service Class	37,015	10.46	387,135	385,685
LVIP T. Rowe Price 2020 Fund - Service Class	8,406	10.89	91,528	86,251
LVIP T. Rowe Price 2030 Fund - Service Class	5,430	11.97	64,987	52,627
LVIP T. Rowe Price 2040 Fund - Service Class	3,030	11.55	35,000	34,673
LVIP T. Rowe Price Growth Stock Fund - Service Class	384,189	62.71	24,092,126	14,619,723
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	657,835	34.94	22,984,114	16,740,501
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	5,526	36.65	202,525	143,541
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	779,708	11.46	8,934,672	8,134,219
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	5,208,768	12.08	62,927,129	54,244,709
LVIP Vanguard Domestic Equity ETF Fund - Service Class	967,599	26.26	25,409,157	17,024,105
LVIP Vanguard International Equity ETF Fund - Service Class	1,231,656	12.44	15,321,795	12,984,059
LVIP Wellington Capital Growth Fund - Service Class	226,615	72.02	16,321,741	11,981,715
LVIP Wellington Mid-Cap Value Fund - Service Class	294,161	25.79	7,584,952	6,533,250
LVIP Western Asset Core Bond Fund - Service Class	2,574,744	10.77	27,724,839	26,168,563
MFS® VIT Growth Series - Initial Class	1,196	73.81	88,291	60,465
MFS® VIT Growth Series - Service Class	235,505	70.23	16,539,497	12,659,103
MFS® VIT Total Return Series - Initial Class	6,089	26.02	158,425	148,890
MFS® VIT Total Return Series - Service Class	311,416	25.50	7,941,113	7,298,088
MFS® VIT Utilities Series - Initial Class	6,128	35.33	216,492	186,824
MFS® VIT Utilities Series - Service Class	314,601	34.69	10,913,512	9,101,156
MFS® VIT II Core Equity Portfolio - Service Class	987	27.50	27,135	22,958
MFS® VIT II International Intrinsic Value Portfolio - Service Class	52,446	34.47	1,807,817	1,329,958
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	61,969	7.70	477,163	472,791
Morgan Stanley VIF Growth Portfolio - Class II	648	65.08	42,187	18,730
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	103,028	15.40	1,586,630	1,501,577
PIMCO VIT All Asset Portfolio - Advisor Class	9,919	11.21	111,197	97,379
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	570,975	6.13	3,500,077	5,566,608
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	42,286	10.59	447,806	438,006
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	13,149	13.44	176,723	167,988
Putnam VT Equity Income Fund - Class IB	19,980	25.51	509,692	466,949
Putnam VT George Putnam Balanced Fund - Class IB	521,947	14.05	7,333,359	6,366,540
Putnam VT Global Health Care Fund - Class IB	75,064	17.27	1,296,355	1,170,859

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Putnam VT Income Fund - Class IB	44,309	$11.46	$507,780	$490,778
Putnam VT Multi-Asset Absolute Return Fund - Class IB	26,326	9.29	244,570	271,506
QS Variable Conservative Growth - Class II	88,300	15.81	1,396,030	1,271,670
Rational Trend Aggregation VA Fund	3,062	11.26	34,476	33,569
Templeton Foreign VIP Fund - Class 4	10,900	13.54	147,581	139,603
Templeton Global Bond VIP Fund - Class 2	382,234	13.82	5,282,474	6,333,622
Templeton Global Bond VIP Fund - Class 4	102,401	14.17	1,451,028	1,648,541
Templeton Growth VIP Fund - Class 2	132,140	11.17	1,475,998	1,630,710
VanEck VIP Global Hard Assets Fund - Class S Shares	25,137	21.55	541,693	407,383
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	47,937	9.57	458,754	447,887

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	16,192	(26,059)	(9,867)
AB VPS Large Cap Growth Portfolio - Class B	2	(616)	(614)
AB VPS Small/Mid Cap Value Portfolio - Class B	56,584	(62,575)	(5,991)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	3,672	(5,535)	(1,863)
ALPS/Red Rocks Global Opportunity Portfolio - Class III	14,744	(13,962)	782
American Century VP Balanced Fund - Class II	168,746	(151,116)	17,630
American Century VP Large Company Value Fund - Class I	—	(116)	(116)
American Century VP Large Company Value Fund - Class II	99,765	(20,978)	78,787
American Funds Asset Allocation Fund - Class 1	18	(3)	15
American Funds Asset Allocation Fund - Class 4	174,677	(62,125)	112,552
American Funds Blue Chip Income and Growth Fund - Class 1	850	(937)	(87)
American Funds Blue Chip Income and Growth Fund - Class 4	28,491	(11,898)	16,593
American Funds Bond Fund - Class 1	853	(223)	630
American Funds Capital Income Builder® - Class 1	—	(112)	(112)
American Funds Capital Income Builder® - Class 4	17,926	(22,573)	(4,647)
American Funds Capital World Bond Fund - Class 1	1,283	(59)	1,224
American Funds Global Growth and Income Fund - Class 1	735	(54)	681
American Funds Global Growth Fund - Class 2	14,686	(67,754)	(53,068)
American Funds Global Growth Fund - Class 4	52,545	(12,974)	39,571
American Funds Global Small Capitalization Fund - Class 1	247	—	247
American Funds Global Small Capitalization Fund - Class 2	9,930	(43,454)	(33,524)
American Funds Global Small Capitalization Fund - Class 4	4,049	(7,686)	(3,637)
American Funds Growth Fund - Class 1	422	(74)	348
American Funds Growth Fund - Class 2	11,791	(320,718)	(308,927)
American Funds Growth Fund - Class 4	142,682	(53,246)	89,436
American Funds Growth-Income Fund - Class 1	1,132	(185)	947
American Funds Growth-Income Fund - Class 2	28,071	(264,212)	(236,141)
American Funds Growth-Income Fund - Class 4	81,030	(41,497)	39,533
American Funds High-Income Bond Fund - Class 1	760	—	760
American Funds International Fund - Class 1	792	(691)	101
American Funds International Fund - Class 2	34,707	(89,788)	(55,081)
American Funds International Fund - Class 4	43,527	(26,436)	17,091
American Funds International Growth and Income Fund - Class 1	827	—	827
American Funds Managed Risk Asset Allocation Fund - Class P2	87,780	(121,502)	(33,722)
American Funds Mortgage Fund - Class 4	6,162	(2,413)	3,749
American Funds New World Fund® - Class 1	596	(246)	350
American Funds New World Fund® - Class 4	11,518	(15,296)	(3,778)
BlackRock Global Allocation V.I. Fund - Class I	21	(128)	(107)
BlackRock Global Allocation V.I. Fund - Class III	99,885	(358,356)	(258,471)
ClearBridge Variable Aggressive Growth Portfolio - Class II	8,205	(21,289)	(13,084)
ClearBridge Variable Large Cap Growth Portfolio - Class II	307,985	(292,474)	15,511
ClearBridge Variable Mid Cap Portfolio - Class II	36,190	(18,395)	17,795
Columbia VP Commodity Strategy Fund - Class 2	1,144	(1,144)	—
Columbia VP Emerging Markets Bond Fund - Class 2	89,984	(61,751)	28,233

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia VP Strategic Income Fund - Class 2	41,562	(45,497)	(3,935)
Delaware VIP® Diversified Income Series - Service Class	998,974	(1,117,305)	(118,331)
Delaware VIP® Diversified Income Series - Standard Class	2,314	(865)	1,449
Delaware VIP® Emerging Markets Series - Service Class	68,170	(124,630)	(56,460)
Delaware VIP® High Yield Series - Service Class	9,395	(24,892)	(15,497)
Delaware VIP® High Yield Series - Standard Class	6	(602)	(596)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	629,065	(580,318)	48,747
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	407	(64)	343
Delaware VIP® REIT Series - Service Class	60,028	(56,535)	3,493
Delaware VIP® REIT Series - Standard Class	5	(1,921)	(1,916)
Delaware VIP® Small Cap Value Series - Service Class	240,291	(89,732)	150,559
Delaware VIP® Small Cap Value Series - Standard Class	4	(383)	(379)
Delaware VIP® Smid Cap Core Series - Service Class	31,426	(45,263)	(13,837)
Delaware VIP® Smid Cap Core Series - Standard Class	281	(1,045)	(764)
Delaware VIP® U.S. Growth Series - Service Class	38,734	(66,615)	(27,881)
Delaware VIP® Value Series - Service Class	53,058	(89,539)	(36,481)
Delaware VIP® Value Series - Standard Class	7	(275)	(268)
DWS Alternative Asset Allocation VIP Portfolio - Class A	11	(86)	(75)
DWS Alternative Asset Allocation VIP Portfolio - Class B	15,603	(66,737)	(51,134)
DWS Equity 500 Index VIP Portfolio - Class A	423	(2,569)	(2,146)
DWS Small Cap Index VIP Portfolio - Class A	92	(1,422)	(1,330)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	5,207	(147,770)	(142,563)
Fidelity® VIP Balanced Portfolio - Service Class 2	676,461	(122,348)	554,113
Fidelity® VIP Contrafund® Portfolio - Service Class 2	174,153	(292,205)	(118,052)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	34,842	(41,906)	(7,064)
Fidelity® VIP Growth Portfolio - Initial Class	23	(127)	(104)
Fidelity® VIP Growth Portfolio - Service Class 2	353,125	(227,731)	125,394
Fidelity® VIP Mid Cap Portfolio - Service Class 2	184,498	(311,171)	(126,673)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	28,803	(13,512)	15,291
First Trust Capital Strength Portfolio - Class I	45,763	(33,750)	12,013
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,179	(1,003)	176
First Trust Multi Income Allocation Portfolio - Class I	4,076	(1,035)	3,041
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	119,199	(119,389)	(190)
Franklin Allocation VIP Fund - Class 4	18,628	(2,839)	15,789
Franklin Income VIP Fund - Class 2	85,477	(286,782)	(201,305)
Franklin Income VIP Fund - Class 4	138,630	(52,637)	85,993
Franklin Mutual Shares VIP Fund - Class 2	103,851	(119,334)	(15,483)
Franklin Mutual Shares VIP Fund - Class 4	89,337	(12,021)	77,316
Franklin Rising Dividends VIP Fund - Class 4	10,825	(20,989)	(10,164)
Franklin Small Cap Value VIP Fund - Class 4	4,638	(669)	3,969
Franklin Small-Mid Cap Growth VIP Fund - Class 4	16,704	(7,966)	8,738
Goldman Sachs VIT Government Money Market Fund - Service Shares	32,380	(56,221)	(23,841)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	6,715	(5,016)	1,699
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1,494	(14,242)	(12,748)
Guggenheim VT Long Short Equity	5,289	(12,150)	(6,861)
Guggenheim VT Multi-Hedge Strategies	26,415	(2,719)	23,696
Hartford Capital Appreciation HLS Fund - Class IC	6,949	(1,723)	5,226
Invesco Oppenheimer V.I. Global Fund - Series II Shares	154	(907)	(753)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	3,486	(5,013)	(1,527)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	16,968	(10,468)	6,500
Invesco V.I. American Franchise Fund - Series I Shares	45	(721)	(676)
Invesco V.I. American Franchise Fund - Series II Shares	2,334	(4,323)	(1,989)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	6,964	(24,897)	(17,933)
Invesco V.I. Comstock Fund - Series II Shares	1,030	(2,185)	(1,155)
Invesco V.I. Core Equity Fund - Series I Shares	407	(581)	(174)
Invesco V.I. Diversified Dividend Fund - Series II Shares	11,200	(10,401)	799
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	222,878	(125,483)	97,395
Invesco V.I. Equity and Income Fund - Series II Shares	1,216	(282)	934
Invesco V.I. International Growth Fund - Series II Shares	55,084	(41,907)	13,177
Ivy VIP Asset Strategy Portfolio - Class II	5,113	(1,127)	3,986
Ivy VIP Energy Portfolio - Class II	16,664	(10,395)	6,269
Ivy VIP High Income Portfolio - Class II	26,217	(6,588)	19,629

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy VIP Mid Cap Growth Portfolio - Class II	91,258	(21,954)	69,304
Ivy VIP Science and Technology Portfolio - Class II	42,383	(17,067)	25,316
Ivy VIP Small Cap Growth Portfolio - Class II	49,812	(26,996)	22,816
Janus Henderson Balanced Portfolio - Service Shares	550	(3,828)	(3,278)
Janus Henderson Enterprise Portfolio - Service Shares	261	(489)	(228)
Janus Henderson Global Research Portfolio - Service Shares	36	(37)	(1)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	847,226	(531,215)	316,011
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	6,613	(6,783)	(170)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	21,877	(15,888)	5,989
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(50)	(50)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	56,857	(149,642)	(92,785)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	24,397	(19,397)	5,000
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	151	(116)	35
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	74,777	(29,924)	44,853
LVIP American Balanced Allocation Fund - Service Class	53,929	(61,448)	(7,519)
LVIP American Balanced Allocation Fund - Standard Class	—	(43)	(43)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	467,193	(408,272)	58,921
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	39,649	(46,304)	(6,655)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	18,267	(63,244)	(44,977)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(886)	(886)
LVIP American Global Growth Fund - Service Class II	84,417	(103,494)	(19,077)
LVIP American Global Small Capitalization Fund - Service Class II	13,930	(48,507)	(34,577)
LVIP American Growth Allocation Fund - Service Class	94,909	(31,590)	63,319
LVIP American Growth Fund - Service Class II	257,881	(277,126)	(19,245)
LVIP American Growth-Income Fund - Service Class II	341,641	(149,316)	192,325
LVIP American International Fund - Service Class II	161,721	(181,835)	(20,114)
LVIP American Preservation Fund - Service Class	128,229	(10,185)	118,044
LVIP Baron Growth Opportunities Fund - Service Class	118,646	(122,490)	(3,844)
LVIP BlackRock Advantage Allocation Fund - Service Class	81,904	(15,873)	66,031
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	928,825	(613,027)	315,798
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	271,444	(744,916)	(473,472)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	362,333	(146,630)	215,703
LVIP BlackRock Global Real Estate Fund - Service Class	53,494	(74,558)	(21,064)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	613,965	(625,410)	(11,445)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	128	(168)	(40)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,095,606	(244,194)	851,412
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	789,499	(612,548)	176,951
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	19	(1,744)	(1,725)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	439,848	(535,099)	(95,251)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	14	(18)	(4)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	167,776	(448,437)	(280,661)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	16	(27)	(11)
LVIP Delaware Bond Fund - Service Class	2,242,864	(1,958,700)	284,164
LVIP Delaware Bond Fund - Standard Class	24,583	(32,353)	(7,770)
LVIP Delaware Diversified Floating Rate Fund - Service Class	529,449	(870,666)	(341,217)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,650	—	1,650
LVIP Delaware Mid Cap Value Fund - Service Class	110,877	(57,509)	53,368
LVIP Delaware Social Awareness Fund - Service Class	49,966	(44,710)	5,256
LVIP Delaware Social Awareness Fund - Standard Class	346	(823)	(477)
LVIP Delaware Wealth Builder Fund - Service Class	3,282	(5,774)	(2,492)
LVIP Delaware Wealth Builder Fund - Standard Class	31	(137)	(106)
LVIP Dimensional International Core Equity Fund - Service Class	149,637	(105,145)	44,492
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,012,482	(338,831)	673,651
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	90,715	(68,108)	22,607
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	35	(31)	4
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	110,201	(102,658)	7,543
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	303,780	(431,103)	(127,323)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,089,984	(651,364)	438,620
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	71	(54)	17
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	452,516	(445,863)	6,653
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	16	(43)	(27)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	284,551	(830,191)	(545,640)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	16,157	(5,619)	10,538
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	173,577	(32,673)	140,904
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	187,337	(525,831)	(338,494)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(604)	(604)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	197,572	(2,650,009)	(2,452,437)
LVIP Global Income Fund - Service Class	251,760	(442,332)	(190,572)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	235,141	(2,220,983)	(1,985,842)
LVIP Government Money Market Fund - Service Class	3,749,624	(2,681,032)	1,068,592
LVIP Government Money Market Fund - Standard Class	106,956	(60,438)	46,518
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	260,129	(495,690)	(235,561)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	47	(36)	11
LVIP JPMorgan High Yield Fund - Service Class	211,946	(161,723)	50,223
LVIP JPMorgan Retirement Income Fund - Service Class	60,231	(72,466)	(12,235)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	361,988	(346,526)	15,462
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	841	—	841
LVIP Loomis Sayles Global Growth Fund - Service Class	28,945	(326)	28,619
LVIP MFS International Equity Managed Volatility Fund - Service Class	641,383	(373,130)	268,253
LVIP MFS International Growth Fund - Service Class	127,256	(118,021)	9,235
LVIP MFS Value Fund - Service Class	325,738	(134,742)	190,996
LVIP Mondrian International Value Fund - Service Class	88,922	(51,890)	37,032
LVIP Mondrian International Value Fund - Standard Class	2,270	(2,927)	(657)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	46,663	(50,616)	(3,953)
LVIP PIMCO Low Duration Bond Fund - Service Class	1,989,986	(903,623)	1,086,363
LVIP PIMCO Low Duration Bond Fund - Standard Class	152	(77)	75
LVIP SSGA Bond Index Fund - Service Class	942,737	(705,877)	236,860
LVIP SSGA Bond Index Fund - Standard Class	1,865	(2,062)	(197)
LVIP SSGA Conservative Index Allocation Fund - Service Class	93,702	(77,301)	16,401
LVIP SSGA Conservative Structured Allocation Fund - Service Class	59,575	(64,593)	(5,018)
LVIP SSGA Developed International 150 Fund - Service Class	121,747	(91,462)	30,285
LVIP SSGA Emerging Markets 100 Fund - Service Class	78,900	(93,933)	(15,033)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(70)	(70)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	29,981	(1,829)	28,152
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	172,053	(441,093)	(269,040)
LVIP SSGA International Index Fund - Service Class	131,813	(160,091)	(28,278)
LVIP SSGA International Managed Volatility Fund - Service Class	346,308	(388,674)	(42,366)
LVIP SSGA Large Cap 100 Fund - Service Class	91,797	(135,093)	(43,296)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	329,893	(388,543)	(58,650)
LVIP SSGA Mid-Cap Index Fund - Service Class	167,897	(75,162)	92,735
LVIP SSGA Moderate Index Allocation Fund - Service Class	165,296	(168,711)	(3,415)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	98,293	(437,934)	(339,641)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	26,006	(95,108)	(69,102)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	88,030	(178,462)	(90,432)
LVIP SSGA S&P 500 Index Fund - Service Class	1,547,506	(523,441)	1,024,065
LVIP SSGA S&P 500 Index Fund - Standard Class	1,502	(5,438)	(3,936)
LVIP SSGA Short-Term Bond Index Fund - Service Class	739,540	(377,948)	361,592
LVIP SSGA Small-Cap Index Fund - Service Class	242,254	(212,556)	29,698
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	101,631	(89,051)	12,580
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	566	(414)	152
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	577,765	(630,163)	(52,398)
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	597	—	597
LVIP T. Rowe Price 2010 Fund - Service Class	22	(1,669)	(1,647)
LVIP T. Rowe Price 2020 Fund - Service Class	598	(379)	219
LVIP T. Rowe Price 2030 Fund - Service Class	—	(264)	(264)
LVIP T. Rowe Price Growth Stock Fund - Service Class	78,210	(281,917)	(203,707)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	116,790	(127,761)	(10,971)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	146	(917)	(771)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	290,214	(92,070)	198,144
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	471,495	(379,295)	92,200
LVIP Vanguard Domestic Equity ETF Fund - Service Class	103,090	(102,030)	1,060
LVIP Vanguard International Equity ETF Fund - Service Class	202,656	(119,361)	83,295
LVIP Wellington Capital Growth Fund - Service Class	189,281	(114,635)	74,646
LVIP Wellington Mid-Cap Value Fund - Service Class	105,995	(58,895)	47,100

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Western Asset Core Bond Fund - Service Class	933,049	(326,355)	606,694
MFS® VIT Growth Series - Initial Class	259	(608)	(349)
MFS® VIT Growth Series - Service Class	154,959	(180,454)	(25,495)
MFS® VIT Total Return Series - Initial Class	—	(1,187)	(1,187)
MFS® VIT Total Return Series - Service Class	62,668	(37,412)	25,256
MFS® VIT Utilities Series - Initial Class	22	(404)	(382)
MFS® VIT Utilities Series - Service Class	31,876	(56,179)	(24,303)
MFS® VIT II Core Equity Portfolio - Service Class	1	(52)	(51)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	19,313	(19,380)	(67)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	2,066	(935)	1,131
Morgan Stanley VIF Growth Portfolio - Class II	—	(1,422)	(1,422)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	6,286	(3,385)	2,901
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	2,182	(24,175)	(21,993)
PIMCO VIT All Asset Portfolio - Advisor Class	11,791	(522)	11,269
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	23,352	(33,533)	(10,181)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	5,010	(8,381)	(3,371)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11	(27)	(16)
Putnam VT Equity Income Fund - Class IB	123,020	(89,509)	33,511
Putnam VT George Putnam Balanced Fund - Class IB	143,361	(45,210)	98,151
Putnam VT Global Health Care Fund - Class IB	60,867	(9,263)	51,604
Putnam VT Income Fund - Class IB	95,823	(101,448)	(5,625)
Putnam VT Multi-Asset Absolute Return Fund - Class IB	292	(1,703)	(1,411)
QS Variable Conservative Growth - Class II	58,435	(86,476)	(28,041)
Rational Trend Aggregation VA Fund	227	—	227
SEI VP Market Growth Strategy Fund - Class III	494	(494)	—
SEI VP Market Plus Strategy Fund - Class III	4	(226)	(222)
Templeton Foreign VIP Fund - Class 4	6,806	(6,643)	163
Templeton Global Bond VIP Fund - Class 2	25,061	(43,693)	(18,632)
Templeton Global Bond VIP Fund - Class 4	28,629	(18,966)	9,663
Templeton Growth VIP Fund - Class 2	4,468	(10,637)	(6,169)
VanEck VIP Global Hard Assets Fund - Class S Shares	60,742	(13,060)	47,682
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	24,927	(50,545)	(25,618)

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	20,005	(26,345)	(6,340)
AB VPS Large Cap Growth Portfolio - Class B	4	(2,824)	(2,820)
AB VPS Small/Mid Cap Value Portfolio - Class B	34,809	(42,609)	(7,800)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	8,267	(522)	7,745
ALPS/Red Rocks Global Opportunity Portfolio - Class III	15,293	(785)	14,508
ALPS/Stadion Core ETF Portfolio - Class III	33,545	(173,419)	(139,874)
ALPS/Stadion Tactical Growth Portfolio - Class III	11,392	(47,652)	(36,260)
American Century VP Balanced Fund - Class II	361,367	(160,315)	201,052
American Century VP Large Company Value Fund - Class I	1,358	—	1,358
American Century VP Large Company Value Fund - Class II	223,279	(136,661)	86,618
American Funds Asset Allocation Fund - Class 1	5	(8)	(3)
American Funds Asset Allocation Fund - Class 4	269,914	(52,451)	217,463
American Funds Blue Chip Income and Growth Fund - Class 1	178	(736)	(558)
American Funds Blue Chip Income and Growth Fund - Class 4	9,800	(6,756)	3,044
American Funds Bond Fund - Class 1	546	(2,693)	(2,147)
American Funds Capital Income Builder® - Class 4	42,717	(22,673)	20,044
American Funds Capital World Bond Fund - Class 1	1,342	(39)	1,303
American Funds Global Growth and Income Fund - Class 1	482	(3,063)	(2,581)
American Funds Global Growth Fund - Class 2	5,172	(69,403)	(64,231)
American Funds Global Growth Fund - Class 4	20,417	(13,697)	6,720
American Funds Global Small Capitalization Fund - Class 1	268	—	268
American Funds Global Small Capitalization Fund - Class 2	3,485	(41,411)	(37,926)
American Funds Global Small Capitalization Fund - Class 4	8,628	(7,132)	1,496
American Funds Growth Fund - Class 1	529	(39)	490
American Funds Growth Fund - Class 2	10,621	(212,788)	(202,167)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth Fund - Class 4	115,338	(45,907)	69,431
American Funds Growth-Income Fund - Class 1	1,056	(147)	909
American Funds Growth-Income Fund - Class 2	7,531	(223,538)	(216,007)
American Funds Growth-Income Fund - Class 4	72,553	(20,724)	51,829
American Funds High-Income Bond Fund - Class 1	769	—	769
American Funds International Fund - Class 1	433	(2,002)	(1,569)
American Funds International Fund - Class 2	9,965	(113,169)	(103,204)
American Funds International Fund - Class 4	54,006	(31,485)	22,521
American Funds International Growth and Income Fund - Class 1	794	—	794
American Funds Managed Risk Asset Allocation Fund - Class P2	226,362	(96,267)	130,095
American Funds Mortgage Fund - Class 4	297	(6,545)	(6,248)
American Funds New World Fund® - Class 1	543	(831)	(288)
American Funds New World Fund® - Class 4	11,931	(8,812)	3,119
BlackRock Global Allocation V.I. Fund - Class I	16	(14)	2
BlackRock Global Allocation V.I. Fund - Class III	187,384	(385,450)	(198,066)
ClearBridge Variable Aggressive Growth Portfolio - Class II	20,135	(10,121)	10,014
ClearBridge Variable Large Cap Growth Portfolio - Class II	495,524	(105,861)	389,663
ClearBridge Variable Mid Cap Portfolio - Class II	33,678	(25,035)	8,643
Columbia VP Emerging Markets Bond Fund - Class 2	64,574	(61,155)	3,419
Columbia VP Strategic Income Fund - Class 2	18,528	(2,627)	15,901
Delaware VIP® Diversified Income Series - Service Class	1,020,213	(525,299)	494,914
Delaware VIP® Diversified Income Series - Standard Class	2,326	(424)	1,902
Delaware VIP® Emerging Markets Series - Service Class	54,361	(109,977)	(55,616)
Delaware VIP® High Yield Series - Service Class	1,817	(29,727)	(27,910)
Delaware VIP® High Yield Series - Standard Class	3	(1,428)	(1,425)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	475,888	(396,822)	79,066
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	266	(1,271)	(1,005)
Delaware VIP® REIT Series - Service Class	44,927	(54,509)	(9,582)
Delaware VIP® REIT Series - Standard Class	3	(802)	(799)
Delaware VIP® Small Cap Value Series - Service Class	127,780	(101,316)	26,464
Delaware VIP® Small Cap Value Series - Standard Class	3	(927)	(924)
Delaware VIP® Smid Cap Core Series - Service Class	16,081	(54,809)	(38,728)
Delaware VIP® Smid Cap Core Series - Standard Class	84	(679)	(595)
Delaware VIP® U.S. Growth Series - Service Class	42,064	(62,348)	(20,284)
Delaware VIP® Value Series - Service Class	75,667	(84,140)	(8,473)
Delaware VIP® Value Series - Standard Class	587	(72)	515
DWS Alternative Asset Allocation VIP Portfolio - Class A	14	(10)	4
DWS Alternative Asset Allocation VIP Portfolio - Class B	17,536	(39,297)	(21,761)
DWS Equity 500 Index VIP Portfolio - Class A	4,210	(10,519)	(6,309)
DWS Small Cap Index VIP Portfolio - Class A	69	(292)	(223)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	55,074	(45,141)	9,933
Fidelity® VIP Balanced Portfolio - Service Class 2	226,761	(12,227)	214,534
Fidelity® VIP Contrafund® Portfolio - Service Class 2	236,371	(190,253)	46,118
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	97,772	(58,692)	39,080
Fidelity® VIP Growth Portfolio - Initial Class	25	(118)	(93)
Fidelity® VIP Growth Portfolio - Service Class 2	61,858	(94,936)	(33,078)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	174,714	(148,460)	26,254
Fidelity® VIP Strategic Income Portfolio - Service Class 2	43,048	(22,511)	20,537
First Trust Dorsey Wright Tactical Core Portfolio - Class I	6,870	(3,618)	3,252
First Trust Multi Income Allocation Portfolio - Class I	4,982	(1,433)	3,549
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	248,072	(64,252)	183,820
Franklin Allocation VIP Fund - Class 4	3,780	(4,096)	(316)
Franklin Income VIP Fund - Class 2	77,577	(206,541)	(128,964)
Franklin Income VIP Fund - Class 4	297,615	(107,278)	190,337
Franklin Mutual Shares VIP Fund - Class 2	23,478	(111,473)	(87,995)
Franklin Mutual Shares VIP Fund - Class 4	83,810	(4,303)	79,507
Franklin Rising Dividends VIP Fund - Class 4	30,818	(1,996)	28,822
Franklin Small Cap Value VIP Fund - Class 4	2,015	(707)	1,308
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,062	(1,676)	3,386
Goldman Sachs VIT Government Money Market Fund - Service Shares	36,114	(354)	35,760
Goldman Sachs VIT Large Cap Value Fund - Service Shares	758	(6,471)	(5,713)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,033	(702)	1,331

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim VT Long Short Equity	3,231	(591)	2,640
Guggenheim VT Multi-Hedge Strategies	1,212	(429)	783
Hartford Capital Appreciation HLS Fund - Class IC	4,916	(2,242)	2,674
Invesco Oppenheimer V.I. Global Fund - Series II Shares	104	(841)	(737)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	3,927	(8,466)	(4,539)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	10,972	(5,421)	5,551
Invesco V.I. American Franchise Fund - Series I Shares	68	(187)	(119)
Invesco V.I. American Franchise Fund - Series II Shares	6,051	(8,229)	(2,178)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	4,990	(15,053)	(10,063)
Invesco V.I. Comstock Fund - Series II Shares	1,304	(1,233)	71
Invesco V.I. Core Equity Fund - Series I Shares	—	(155)	(155)
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,475	(4,339)	(2,864)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	281,769	(56,747)	225,022
Invesco V.I. Equity and Income Fund - Series II Shares	3,128	(294)	2,834
Invesco V.I. International Growth Fund - Series II Shares	95,008	(49,113)	45,895
Ivy VIP Asset Strategy Portfolio - Class II	4,791	(12,000)	(7,209)
Ivy VIP Energy Portfolio - Class II	3,622	(3,224)	398
Ivy VIP High Income Portfolio - Class II	5,174	(4,336)	838
Ivy VIP Mid Cap Growth Portfolio - Class II	61,637	(39,613)	22,024
Ivy VIP Science and Technology Portfolio - Class II	59,957	(9,534)	50,423
Ivy VIP Small Cap Growth Portfolio - Class II	8,351	(11,047)	(2,696)
Janus Henderson Balanced Portfolio - Service Shares	1,446	(10,849)	(9,403)
Janus Henderson Enterprise Portfolio - Service Shares	1,931	(2,221)	(290)
Janus Henderson Global Research Portfolio - Service Shares	5	(19)	(14)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	521,253	(79,419)	441,834
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	26	(808)	(782)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	5,747	(717)	5,030
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(50)	(50)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	149,593	(39,638)	109,955
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	65,303	(23,325)	41,978
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	20	(106)	(86)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	44,002	(13,261)	30,741
LVIP American Balanced Allocation Fund - Service Class	40,160	(11,365)	28,795
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	396,606	(245,624)	150,982
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	32,553	(33,169)	(616)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	53,993	(130,574)	(76,581)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(941)	(941)
LVIP American Global Growth Fund - Service Class II	107,374	(48,699)	58,675
LVIP American Global Small Capitalization Fund - Service Class II	12,236	(33,857)	(21,621)
LVIP American Growth Allocation Fund - Service Class	9,483	(4,731)	4,752
LVIP American Growth Fund - Service Class II	318,190	(105,261)	212,929
LVIP American Growth-Income Fund - Service Class II	328,327	(124,168)	204,159
LVIP American International Fund - Service Class II	153,260	(106,645)	46,615
LVIP American Preservation Fund - Service Class	3,821	(4,054)	(233)
LVIP Baron Growth Opportunities Fund - Service Class	149,257	(87,807)	61,450
LVIP BlackRock Advantage Allocation Fund - Service Class	32,480	(12,725)	19,755
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	4,240,109	(2,113,924)	2,126,185
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	175,189	(703,293)	(528,104)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	624,913	(105,835)	519,078
LVIP BlackRock Global Real Estate Fund - Service Class	32,888	(108,094)	(75,206)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	358,851	(596,810)	(237,959)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	69	(52)	17
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,029,056	(197,784)	831,272
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	534,392	(179,836)	354,556
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	66	(337)	(271)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	328,597	(355,626)	(27,029)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	11	(23)	(12)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	186,036	(1,339,239)	(1,153,203)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	1,305,672	(232,368)	1,073,304
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	27	(29)	(2)
LVIP Delaware Bond Fund - Service Class	1,774,106	(784,865)	989,241
LVIP Delaware Bond Fund - Standard Class	11,661	(28,222)	(16,561)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware Diversified Floating Rate Fund - Service Class	619,033	(519,498)	99,535
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,663	—	1,663
LVIP Delaware Mid Cap Value Fund - Service Class	102,929	(37,905)	65,024
LVIP Delaware Social Awareness Fund - Service Class	28,481	(22,603)	5,878
LVIP Delaware Social Awareness Fund - Standard Class	18	(807)	(789)
LVIP Delaware Wealth Builder Fund - Service Class	8,693	(11,441)	(2,748)
LVIP Delaware Wealth Builder Fund - Standard Class	8	(455)	(447)
LVIP Dimensional International Core Equity Fund - Service Class	170,111	(62,487)	107,624
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	533,269	(227,484)	305,785
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	125,842	(40,825)	85,017
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	19	(21)	(2)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	207,877	(79,456)	128,421
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	402,456	(250,760)	151,696
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,071,642	(461,405)	610,237
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	52	(38)	14
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	132,705	(319,350)	(186,645)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	14	(23)	(9)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	678,750	(405,657)	273,093
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	27,525	(6,050)	21,475
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	210,583	(2,572,005)	(2,361,422)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	(1,267)	(1,267)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	345,830	(13,203)	332,627
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	107,252	(630,634)	(523,382)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(628)	(628)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	256,400	(2,135,642)	(1,879,242)
LVIP Global Income Fund - Service Class	142,098	(369,990)	(227,892)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	343,054	(2,503,891)	(2,160,837)
LVIP Goldman Sachs Income Builder Fund - Service Class	111,568	(189,283)	(77,715)
LVIP Government Money Market Fund - Service Class	1,582,457	(1,871,845)	(289,388)
LVIP Government Money Market Fund - Standard Class	33,777	(45,591)	(11,814)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	151,521	(2,710,011)	(2,558,490)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	2,890,694	(217,240)	2,673,454
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	19	(22)	(3)
LVIP JPMorgan High Yield Fund - Service Class	227,772	(169,858)	57,914
LVIP JPMorgan Retirement Income Fund - Service Class	355,612	(58,514)	297,098
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	213,198	(279,027)	(65,829)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	795	—	795
LVIP MFS International Equity Managed Volatility Fund - Service Class	565,521	(252,705)	312,816
LVIP MFS International Growth Fund - Service Class	198,053	(80,999)	117,054
LVIP MFS Value Fund - Service Class	325,729	(220,510)	105,219
LVIP Mondrian International Value Fund - Service Class	71,243	(86,289)	(15,046)
LVIP Mondrian International Value Fund - Standard Class	680	(2,542)	(1,862)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	60,421	(47,345)	13,076
LVIP PIMCO Low Duration Bond Fund - Service Class	938,181	(787,080)	151,101
LVIP PIMCO Low Duration Bond Fund - Standard Class	77	(49)	28
LVIP SSGA Bond Index Fund - Service Class	435,498	(490,319)	(54,821)
LVIP SSGA Bond Index Fund - Standard Class	1,216	(866)	350
LVIP SSGA Conservative Index Allocation Fund - Service Class	133,737	(79,320)	54,417
LVIP SSGA Conservative Structured Allocation Fund - Service Class	20,455	(132,652)	(112,197)
LVIP SSGA Developed International 150 Fund - Service Class	98,241	(75,331)	22,910
LVIP SSGA Emerging Markets 100 Fund - Service Class	64,575	(95,339)	(30,764)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	18,542	(6,837)	11,705
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	117,641	(457,205)	(339,564)
LVIP SSGA International Index Fund - Service Class	130,580	(143,320)	(12,740)
LVIP SSGA International Managed Volatility Fund - Service Class	133,224	(381,864)	(248,640)
LVIP SSGA Large Cap 100 Fund - Service Class	75,977	(86,793)	(10,816)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	673,904	(222,434)	451,470
LVIP SSGA Mid-Cap Index Fund - Service Class	300,023	(19,737)	280,286
LVIP SSGA Moderate Index Allocation Fund - Service Class	222,642	(191,667)	30,975
LVIP SSGA Moderate Structured Allocation Fund - Service Class	95,651	(477,402)	(381,751)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	113,729	(65,273)	48,456
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	176,466	(182,169)	(5,703)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA S&P 500 Index Fund - Service Class	618,810	(388,090)	230,720
LVIP SSGA S&P 500 Index Fund - Standard Class	784	(8,080)	(7,296)
LVIP SSGA Short-Term Bond Index Fund - Service Class	686,732	(151,211)	535,521
LVIP SSGA Small-Cap Index Fund - Service Class	342,360	(114,395)	227,965
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	97,003	(72,321)	24,682
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	189	(619)	(430)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	649,568	(215,811)	433,757
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	573	—	573
LVIP T. Rowe Price 2010 Fund - Service Class	20	(1,055)	(1,035)
LVIP T. Rowe Price 2020 Fund - Service Class	1	(388)	(387)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(273)	(273)
LVIP T. Rowe Price Growth Stock Fund - Service Class	75,766	(96,735)	(20,969)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	193,495	(54,312)	139,183
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	2,083	(3,045)	(962)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	563,164	(28,250)	534,914
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	865,170	(283,828)	581,342
LVIP Vanguard Domestic Equity ETF Fund - Service Class	208,521	(79,181)	129,340
LVIP Vanguard International Equity ETF Fund - Service Class	247,432	(93,365)	154,067
LVIP Wellington Capital Growth Fund - Service Class	110,255	(68,597)	41,658
LVIP Wellington Mid-Cap Value Fund - Service Class	40,159	(46,536)	(6,377)
LVIP Western Asset Core Bond Fund - Service Class	863,676	(138,770)	724,906
MFS® VIT Growth Series - Initial Class	5	(131)	(126)
MFS® VIT Growth Series - Service Class	196,361	(64,677)	131,684
MFS® VIT Total Return Series - Initial Class	13	(77)	(64)
MFS® VIT Total Return Series - Service Class	91,248	(35,754)	55,494
MFS® VIT Utilities Series - Initial Class	569	(268)	301
MFS® VIT Utilities Series - Service Class	21,641	(63,960)	(42,319)
MFS® VIT II Core Equity Portfolio - Service Class	2	(696)	(694)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	9,807	(14,739)	(4,932)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	228	(2,402)	(2,174)
Morgan Stanley VIF Growth Portfolio - Class II	63	(156)	(93)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,705	(5,617)	(2,912)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(965)	(965)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	44,784	(37,091)	7,693
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	2,921	(9,543)	(6,622)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	184	(1,306)	(1,122)
Putnam VT Equity Income Fund - Class IB	8,218	(91)	8,127
Putnam VT George Putnam Balanced Fund - Class IB	206,169	(24,993)	181,176
Putnam VT Global Health Care Fund - Class IB	4,335	(6,881)	(2,546)
Putnam VT Income Fund - Class IB	69,031	(61,276)	7,755
Putnam VT Multi-Asset Absolute Return Fund - Class IB	1,856	(2,704)	(848)
QS Variable Conservative Growth - Class II	68,933	(11,614)	57,319
Rational Trend Aggregation VA Fund	132	—	132
SEI VP Market Plus Strategy Fund - Class III	3	(1)	2
Templeton Foreign VIP Fund - Class 4	3,934	(1,154)	2,780
Templeton Global Bond VIP Fund - Class 2	31,572	(54,967)	(23,395)
Templeton Global Bond VIP Fund - Class 4	19,340	(18,684)	656
Templeton Growth VIP Fund - Class 2	3,375	(10,904)	(7,529)
VanEck VIP Global Hard Assets Fund - Class S Shares	5,691	(1,728)	3,963
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	65,228	(38,983)	26,245

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln New York Account N for Variable Annuities

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln New York Account N for Variable Annuities ("Variable Account"), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 2004.
Philadelphia, Pennsylvania
April 15, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS/Red Rocks Global Opportunity Portfolio - Class III	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS/Stadion Core ETF Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
ALPS/Stadion Tactical Growth Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
American Century VP Balanced Fund - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Century VP Large Company Value Fund - Class I	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 6, 2019 (commencement of operations) through December 31, 2019
American Century VP Large Company Value Fund - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Asset Allocation Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Asset Allocation Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Bond Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Capital Income Builder® - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Capital Income Builder® - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Capital World Bond Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Global Growth Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Global Growth Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth-Income Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth-Income Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth-Income Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds High-Income Bond Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds International Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds International Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds International Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds International Growth and Income Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Mortgage Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds New World Fund® - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds New World Fund® - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® High Yield Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® REIT Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® REIT Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Value Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Value Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Balanced Portfolio - Service Class 2	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 14, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
First Trust Capital Strength Portfolio - Class I	As of December 31, 2020	For the period from June 30, 2020 through December 31, 2020	For the period from June 30, 2020 through December 31, 2020
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Allocation VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Income VIP Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Income VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Guggenheim VT Long Short Equity	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Ivy VIP Energy Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Ivy VIP High Income Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Global BalancedAllocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Global Growth Fund - Service Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Growth Fund - Service Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American International Fund - Service Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP American Preservation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Advantage Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Global Real Estate Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019	N/A - the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019 (the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Bond Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Mid Cap Value Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019	For the year ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Income Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Goldman Sachs Income Builder Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
LVIP Government Money Market Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Government Money Market Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019	N/A - the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019 (the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2020	For the period from October 1, 2020 through December 31, 2020	For the period from October 1, 2020 through December 31, 2020
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP MFS International Growth Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP MFS Value Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from February 1, 2019 (commencement of operations) through December 31, 2019
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA International Index Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Growth Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Growth Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities Series - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
MFS® VIT II International Intrinsic Value Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	N/A - the fund merged into PIMCO VIT All Asset Portfolio - Advisor Class during 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020 (the fund merged into PIMCO VIT All Asset Portfolio - Advisor Class during 2020)
PIMCO VIT All Asset Portfolio - Advisor Class	As of December 31, 2020	For the period from June 1, 2020 through December 31, 2020	For the period from June 1, 2020 through December 31, 2020
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Putnam VT Equity Income Fund - Class IB	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Putnam VT Income Fund - Class IB	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
QS Variable Conservative Growth - Class II	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Rational Trend Aggregation VA Fund	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SEI VP Market Growth Strategy Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2020	For the period from August 27, 2020 through December 31, 2020	For the period from August 27, 2020 through December 31, 2020 (the fund ceased to be available as an investment option to Variable Account contract owners during 2020
SEI VP Market Plus Strategy Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020 (the fund ceased to be available as an investment option to Variable Account contract owners during 2020)
Templeton Foreign VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Templeton Growth VIP Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020